Document And Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 30, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	FIRST HORIZON NATIONAL CORP
Entity Central Index Key	0000036966
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2.1
Entity Common Stock, Shares Outstanding		243,401,545

Consolidated Statements Of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets:
Cash and due from banks (Restricted-$- million on December 31, 2012 and $4.9 million on December 31, 2011)	$ 469,879		$ 384,667
Federal funds sold and securities purchased under agreements to resell	636,383		443,588
Total cash and cash equivalents (Restricted-$- million on December 31, 2012 and $4.9 million on December 31, 2011)	1,106,262		828,255
Interest-bearing cash	353,373		452,856
Trading securities	1,262,720		988,217
Loans held-for-sale	401,937		413,897
Securities available-for-sale (Note 3)	3,061,808	[1]	3,066,272	[2]
Loans, net of unearned income (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011) (Note 4)	16,708,582	[3],[4]	16,397,127	[3],[4]
Less: Allowance for loan losses ( Restricted-$4.3 million on December 31, 2012 and $31.8 million on December 31, 2011) (Note 4)	276,963	[3],[4]	384,351	[3],[4]
Total net loans (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	16,431,619		16,012,776
Mortgage servicing rights (Note 6)	114,311		144,069
Goodwill (Note 7)	134,242		133,659
Other intangible assets, net (Note 7)	22,700		26,243
Capital markets receivables	303,893		164,987
Premises and equipment, net (Note 5)	303,273		321,253
Real estate acquired by foreclosure	60,690		85,244
Other assets (Restricted-$1.9 million on December 31, 2012 and $13.4 million on December 31, 2011)	1,963,312		2,151,656
Total assets (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	25,520,140		24,789,384
Deposits:
Savings	6,705,496		6,624,405
Time deposits	1,019,938		1,173,375
Other interest-bearing deposits	3,798,313		3,193,697
Certificates of deposit $100,000 and more	503,490		608,518
Interest-bearing	12,027,237		11,599,995
Noninterest-bearing	4,602,472		4,613,014
Total deposits	16,629,709		16,213,009
Federal funds purchased and securities sold under agreements to repurchase (Note 9)	1,906,461		1,887,052
Trading liabilities (Note 9)	564,429		347,285
Other short-term borrowings (Note 9)	441,201		172,550
Term borrowings (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011) (Note 10)	2,226,482		2,481,660
Capital markets payables	296,450		164,708
Other liabilities ( Restricted-$- on December 31, 2012 and $.1 million on December 31, 2011)	946,202		838,483
Total liabilities (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	23,010,934		22,104,747
First Horizon National Corporation Shareholders' Equity:
Common stock-$.625 par value (shares authorized-400,000,000; shares issued- 243,597,780 on December 31, 2012 and 257,468,092 on December 31, 2011)	152,249		160,918
Capital surplus	1,488,463		1,601,346
Undivided profits	719,672		757,364
Accumulated other comprehensive loss, net (Note 15)	(146,343)		(130,156)
Total First Horizon National Corporation Shareholders' Equity	2,214,041		2,389,472
Noncontrolling interest (Note 12)	295,165		295,165
Total equity	2,509,206		2,684,637
Total liabilities and equity	$ 25,520,140		$ 24,789,384

[1]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.6 billion was pledged as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.8 billion was pledged as collateral for securities sold under repurchase agreements.
[3]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[4]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.

Consolidated Statements of Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Cash and due from banks (Restricted-$- million on December 31, 2012 and $4.9 million on December 31, 2011)	$ 469,879		$ 384,667
Total cash and cash equivalents (Restricted-$- million on December 31, 2012 and $4.9 million on December 31, 2011)	1,106,262		828,255
Loans, net of unearned income (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011) (Note 4)	16,708,582	[1],[2]	16,397,127	[1],[2]
Less: Allowance for loan losses ( Restricted-$4.3 million on December 31, 2012 and $31.8 million on December 31, 2011) (Note 4)	276,963	[1],[2]	384,351	[1],[2]
Total net loans (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	16,431,619		16,012,776
Other assets (Restricted-$1.9 million on December 31, 2012 and $13.4 million on December 31, 2011)	1,963,312		2,151,656
Total assets (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	25,520,140		24,789,384
Term borrowings (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011) (Note 10)	2,226,482		2,481,660
Other liabilities ( Restricted-$- on December 31, 2012 and $.1 million on December 31, 2011)	946,202		838,483
Total liabilities (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	23,010,934		22,104,747
Common stock, par value	$ 0.625		$ 0.625
Common stock, shares authorized	400,000,000		400,000,000
Common stock, shares issued	243,597,780		257,468,092
Variable Interest Entity, Primary Beneficiary [Member]
Cash and due from banks (Restricted-$- million on December 31, 2012 and $4.9 million on December 31, 2011)	0		4,900
Total cash and cash equivalents (Restricted-$- million on December 31, 2012 and $4.9 million on December 31, 2011)	0		4,900
Loans, net of unearned income (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011) (Note 4)	100,000		600,000
Less: Allowance for loan losses ( Restricted-$4.3 million on December 31, 2012 and $31.8 million on December 31, 2011) (Note 4)	4,300		31,800
Total net loans (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	100,000		600,000
Other assets (Restricted-$1.9 million on December 31, 2012 and $13.4 million on December 31, 2011)	1,900		13,400
Total assets (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	100,000		600,000
Term borrowings (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011) (Note 10)	100,000		600,000
Other liabilities ( Restricted-$- on December 31, 2012 and $.1 million on December 31, 2011)	0		100
Total liabilities (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	$ 100,000		$ 600,000

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Interest income:
Interest and fees on loans	$ 648,555		$ 654,430		$ 697,934
Interest on investment securities	98,450		118,106		114,325
Interest on loans held-for-sale	14,906		15,910		18,767
Interest on trading securities	35,363		43,191		46,384
Interest on other earning assets	1,679		800		2,876
Total interest income	798,953		832,437		880,286
Interest on deposits:
Savings	19,744		26,963		31,308
Time deposits	21,265		29,274		38,600
Other interest-bearing deposits	5,896		6,247		8,846
Certificates of deposit $100,000 and more	8,311		9,817		13,006
Interest on trading liabilities	10,450		14,958		18,090
Interest on short-term borrowings	5,286		5,838		7,435
Interest on term borrowings	39,334		38,508		32,163
Total interest expense	110,286		131,605		149,448
Net interest income	688,667		700,832		730,838
Provision for loan losses	78,000		44,000		270,000
Net interest income after provision for loan losses	610,667		656,832		460,838
Noninterest income:
Capital markets	334,912		355,291		424,034
Deposit transactions and cash management	120,168		134,055		143,176
Mortgage banking	51,890		90,586		167,364
Brokerage, management fees and commissions	34,934		32,964		27,862
Trust services and investment management	24,319		24,952		25,674
Insurance commissions	3,148		3,591		3,640
Debt securities gains/(losses), net	328		772		374
Equity securities gains/(losses), net	365		35,392		10,548
Gain on divestiture	200		0		0
All other income and commissions (Note 14)	101,065		108,408		130,053
Total noninterest income	671,329		786,011		932,725
Adjusted gross income after provision for loan losses	1,281,996		1,442,843		1,393,563
Noninterest expense:
Employee compensation, incentives, and benefits	640,857		610,225		672,007
Repurchase and foreclosure provision	299,256		159,590		189,830
Occupancy	49,027		53,613		57,725
Contract employment and outsourcing	41,198		41,896		28,480
Computer software	40,018		34,656		30,356
Legal and professional fees	38,750		69,643		61,856
Operations services	35,429		50,347		59,148
Equipment rentals, depreciation, and maintenance	31,246		32,914		28,387
FDIC premium expense	27,968		28,302		37,138
Communications and courier	18,318		19,100		22,132
Foreclosed real estate	11,041		22,076		24,944
Miscellaneous loan costs	4,126		4,664		12,363
Amortization of intangible assets	3,910		4,016		4,149
All other expense (Note 14)	142,557		161,953		113,295
Total noninterest expense	1,383,701		1,292,995		1,341,810
Income/(loss)before income taxes	(101,705)		149,848		51,753
Provision/(benefit) for income taxes (Note 16)	(85,262)		15,836		(21,182)
Income/(loss) from continuing operations	(16,443)		134,012		72,935
Income/(loss) from discontinued operations, net of tax	148	[1]	8,618	[1]	(11,332)	[1]
Net income/(loss)	(16,295)		142,630		61,603
Net income attributable to noncontrolling interest	11,464		11,434		11,402
Net income/(loss) attributable to controlling interest	(27,759)		131,196		50,201
Preferred stock dividends	0		0		107,970
Net income/(loss) available to common shareholders	$ (27,759)		$ 131,196		$ (57,769)
Basic earnings/(loss) per share from continuing operations (Note 17)	$ (0.11)		$ 0.47		$ (0.2)
Diluted earnings/(loss) per share from continuing operations (Note 17)	$ (0.11)		$ 0.47		$ (0.2)
Basic earnings/(loss) per share available to common shareholders (Note 17)	$ (0.11)		$ 0.5		$ (0.25)
Diluted earnings/(loss) per share available to common shareholders (Note 17)	$ (0.11)		$ 0.5		$ (0.25)
Weighted average common shares (Note 17)	248,349		260,574		235,699
Diluted average common shares (Note 17)	248,349		262,861		235,699

[1]	Due to the nature of the preferred stock issued by FHN's subsidiaries, all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Components Of Other Comprehensive Income/(Loss) [Abstract]
Net income/(loss)	$ (16,295)		$ 142,630		$ 61,603
Other comprehensive income/(loss), net of tax:
Unrealized market adjustments on securities available-for-sale arising during the period, Net of tax of $(7.4) million for 2012, $14.1 million for 2011 and $(12.2) million for 2010	(11,619)		22,175		(19,122)
Reclassification adjustment for (gain)/loss on securities available-for-sale included in Net income/(loss), Net of tax of $(.1) million for 2012 and $(.3) million for 2011 and 2010	(200)		(472)		(437)
Unrealized gain/(loss) on securities available-for-sale	(11,819)		21,703		(19,559)
Net actuarial gain/(loss) arising during the period, Net of tax of $(17.9) million for 2012, $(23.3) million for 2011 and $(2.0) million for 2010	(27,204)		(37,616)		(3,425)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Net of tax of $15.0 million for 2012, $8.3 million for 2011 and $5.5 million for 2010	22,836		13,303		9,647
Total pension and post retirement plans	(4,368)		(24,313)		6,222
Other comprehensive income/(loss)	(16,187)	[1]	(2,610)	[1]	(13,337)	[1]
Comprehensive income/(loss)	(32,482)		140,020		48,266
Comprehensive income attributable to noncontrolling interest	11,464		11,434		11,402
Comprehensive income/(loss) attributable to controlling interest	$ (43,946)		$ 128,586		$ 36,864

[1]	Due to the nature of the preferred stock issued by FHN's subsidiaries, all components of other comprehensive income/(loss) have been attributed solely to FHN as the controlling interest holder.

Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Other Comprehensive Income/(Loss) [Abstract]
Unrealized market adjustments on securities available-for-sale arising during the period, Net of tax of $(7.4) million for 2012, $14.1 million for 2011 and $(12.2) million for 2010	$ (7,397)	$ 14,119	$ (12,175)
Adjustment for (gain)/loss on securities available-for-sale included in Net income/(loss), Net of tax of $(.1) million for 2012 and $(.3) million for 2011 and 2010	(128)	(301)	(278)
Net actuarial gain/(loss) arising during period, Net of tax of $(17.9) million in 2012, $(23.3) million for 2011 and $(2.0) million for 2010	(17,906)	(23,337)	(2,014)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Net of tax of $15.0 million in 2012, $8.3 million in 2011 and $5.5 million in 2010	$ 15,031	$ 8,253	$ 5,474

Consolidated Statements Of Equity (USD $) In Thousands, except Share data, unless otherwise specified		Total USD ($)	Common Shares [Member]	Preferred Stock- Capital Surplus [Member] USD ($)	Common Stock [Member] USD ($)	Capital Surplus [Member] USD ($)	Undivided Profits [Member] USD ($)	Accumulated Other Comprehensive Income/(Loss) [Member] USD ($)		Noncontrolling Interest [Member] USD ($)
Balance at Dec. 31, 2009		$ 3,302,468		$ 798,685	$ 138,738	$ 1,292,509	$ 891,580	$ (114,209)	[1]	$ 295,165
Balance, shares at Dec. 31, 2009			221,980,000
Adjustment to reflect adoption of amendments to ASC 810 at Dec. 31, 2009		(10,562)					(10,562)
Net income/(loss)		61,603					50,201			11,402
Fair value adjustments, net of tax:
Securities available-for-sale		19,559						(19,559)	[1]
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period, Net of tax of $(17.9) million for 2012, $(23.3) million for 2011 and $(2.0) million for 2010		(3,425)						(3,425)	[1]
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost		9,647						9,647	[1]
Comprehensive income/(loss)		48,266					50,201	(13,337)	[1]	11,402
Preferred stock - (CPP) accretion		67,855		67,855
Preferred stock - (CPP) dividends		(115,635)					(115,635)
Redemption of preferred shares - CPP		(866,540)		(866,540)
Stock dividends declared					8,852	170,227	(179,079)
Stock dividends declared, shares			14,164,000
Common stock issuance (26.3 million shares issued at $10.50 per share net of offering costs)		263,103			16,448	246,655
Common stock issuance (26.3 million shares issued at $10.50 per share net of offering costs), shares			26,316,000
Common stock repurchased		(1,345)			(74)	(1,271)
Common stock repurchased, shares			(119,000)
Common stock issued for:
Stock options and restricted stock-equity awards		180			640	(460)
Stock options and restricted stock - equity awards, shares			1,025,000
Tax benefit reversals-stock-based compensation plans		(5,577)				(5,577)
Stock-based compensation expense		11,987				11,987
Dividends declared-noncontrolling interest of subsidiary preferred stock		(11,402)								(11,402)
Other changes in equity		(4,793)					(4,793)
Balance at Dec. 31, 2010		2,678,005			164,604	1,714,070	631,712	(127,546)	[1]	295,165
Balance, shares at Dec. 31, 2010			263,366,000
Net income/(loss)		142,630					131,196			11,434
Fair value adjustments, net of tax:
Securities available-for-sale		(21,703)						21,703	[1]
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period, Net of tax of $(17.9) million for 2012, $(23.3) million for 2011 and $(2.0) million for 2010		(37,616)						(37,616)	[1]
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost		13,303						13,303	[1]
Comprehensive income/(loss)		140,020					131,196	(2,610)	[1]	11,434
Common stock warrant repurchased-CPP		(79,700)				(79,700)
Cash dividends declared ($.04 per share)		(10,324)					(10,324)
Common stock repurchased	[2]	(45,111)			(3,925)	(41,186)
Common stock repurchased, shares			(6,281,000)
Common stock issued for:
Stock options and restricted stock-equity awards		(1)			239	(240)
Stock options and restricted stock - equity awards, shares			383,000
Tax benefit reversals-stock-based compensation plans		(5,771)				(5,771)
Stock-based compensation expense		14,173				14,173
Dividends declared-noncontrolling interest of subsidiary preferred stock		(11,434)								(11,434)
Other changes in equity		4,780					4,780
Balance at Dec. 31, 2011		2,684,637			160,918	1,601,346	757,364	(130,156)	[1]	295,165
Balance, shares at Dec. 31, 2011			257,468,000
Net income/(loss)		(16,295)					(27,759)			11,464
Fair value adjustments, net of tax:
Securities available-for-sale		11,819						(11,819)	[1]
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period, Net of tax of $(17.9) million for 2012, $(23.3) million for 2011 and $(2.0) million for 2010		(27,204)						(27,204)	[1]
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost		22,836						22,836	[1]
Comprehensive income/(loss)		(32,482)					(27,759)	(16,187)	[1]	11,464
Cash dividends declared ($.04 per share)		(9,933)					(9,933)
Common stock repurchased	[3]	(133,757)			(9,064)	(124,693)
Common stock repurchased, shares			(14,502,000)
Common stock issued for:
Stock options and restricted stock-equity awards		144			395	(251)
Stock options and restricted stock - equity awards, shares			632,000
Tax benefit reversals-stock-based compensation plans		(4,140)				(4,140)
Stock-based compensation expense		16,201				16,201
Dividends declared-noncontrolling interest of subsidiary preferred stock		(11,464)								(11,464)
Balance at Dec. 31, 2012		$ 2,509,206			$ 152,249	$ 1,488,463	$ 719,672	$ (146,343)	[1]	$ 295,165
Balance, shares at Dec. 31, 2012			243,598,000

[1]	Due to the nature of the preferred stock issued by FHN's subsidiaries, all components of other comprehensive income/(loss) have been attributed solely to FHN as the controlling interest holder.
[2]	Includes $44 million repurchased under the share repurchase program in 2011.
[3]	Includes $131 million repurchased under the share repurchase program in 2012.

Consolidated Statements Of Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash dividends declared per share	$ 0.04		$ 0.04
Common stock repurchased	$ 133,757	[1]	$ 45,111	[2]	$ 1,345
Common stock issuance, shares	243,597,780		257,468,092
Common Stock [Member]
Common stock repurchased	9,064	[1]	3,925	[2]	74
Common stock issuance, shares					26,300,000
Common Stock Offering Costs Per Share					$ 10.5
Common Stock [Member] | Stock Repurchase Authorization [Member]
Common stock repurchased	$ 131,000		$ 44,000

[1]	Includes $131 million repurchased under the share repurchase program in 2012.
[2]	Includes $44 million repurchased under the share repurchase program in 2011.

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating Activities
Net income/(loss)	$ (16,295)		$ 142,630		$ 61,603
Adjustments to reconcile net income/(loss) to net cash provided/(used) by operating activities:
Provision for loan losses	78,000		44,000		270,000
Provision/(benefit) for deferred income tax	(70,266)		36,035		233,513
Depreciation and amortization of premises and equipment	35,028		34,624		31,121
Amortization of intangible assets	3,910		4,380		5,526
Net other amortization and accretion	79,034		50,317		45,853
Net (increase)/decrease in derivatives	(8,847)		5,145		1,007
Market value adjustment on mortgage servicing rights	5,075		41,260		31,146
Repurchase and foreclosure provision	299,256		159,590		189,830
Fair value adjustment to foreclosed real estate	9,422		18,358		18,097
Goodwill impairment	0		10,100		3,348
Litigation and regulatory matters	33,313		41,279		2,398
(Gain)/losses on divestitures	(485)		(10,143)	[1]	0
Stock-based compensation expense	16,201		14,173		11,987
Tax benefit reversals stock-based compensation plans	4,140		5,771		5,577
Equity securities (gains)/losses, net	(365)		(35,392)		(10,548)
Debt securities gains, net	(328)		(772)		(374)
Gains on extinguishment of debt	0		(5,761)		(17,060)
Net (gain)/losses on sale/disposal of fixed assets	(2,540)		1,581		3,015
Net (increase)/decrease in:
Trading securities	(283,239)		(226,361)		(85,408)
Loans held-for-sale	11,960		(38,608)		77,212
Capital markets receivables	(138,906)		(18,896)		188,313
Interest receivable	6,007		5,449		8,576
Mortgage servicing rights - bulk sales	0		0		24,558
Other assets	188,423		(19,964)		1,258
Net increase/(decrease) in:
Capital markets payables	131,742		99,202		(227,469)
Interest payable	(2,386)		(7,945)		(6,741)
Other liabilities	(223,446)		(291,444)		(166,797)
Trading liabilities	217,144		(14,635)		68,533
Total adjustments	387,847		(98,657)		706,471
Net cash provided/(used) by operating activities	371,552		43,973		768,074
Available-for-sale securities:
Sales	47,536		495,095		528,767
Maturities	1,085,524		810,833		1,064,905
Purchases	(1,157,906)		(1,276,125)		(1,954,858)
Premises and equipment:
Sales	7,354		0		0
Purchases	(21,862)		(35,408)		(42,631)
Net (increase)/decrease in:
Loans	(489,308)		75,350		993,700
Interests retained from securitizations classified as trading securities	8,736		7,894		10,783
Interest-bearing cash	99,483		64,883		21,561
Cash receipts related to divestitures	5,278		24,467		0
Net cash provided/(used) by investing activities	(415,165)		166,989		622,227
Common stock:
Stock options exercised	144		0		93
Cash dividends paid	(10,066)		(7,944)		0
Repurchase of shares	(133,757)	[2]	(45,111)	[2]	(1,345)
Issuance of common shares	0		0		263,103
Repurchase of common stock warrant-CPP	0		(79,700)		0
Tax benefit reversals stock-based compensation plans	(4,140)		(5,771)		(5,577)
Repayment of preferred equity - CPP	0		0		(866,540)
Cash dividends paid - preferred stock - CPP	0		0		(47,780)
Cash dividends paid-preferred stock-noncontrolling interest	(11,406)		(11,375)		(11,406)
Term borrowings:
Issuance	2,699		15,301		496,345
Payments/maturities	(234,209)		(695,936)		(288,260)
Increases in restricted term borrowings	7,595		10,318		8,537
Net cash paid for extinguishment of debt	0		(100,000)		(87,840)
Net increase/(decrease) in:
Deposits	416,700		1,004,778		341,016
Short-term borrowings	288,060		(236,041)		(1,340,468)
Net cash provided/(used) by financing activities	321,620		(151,481)		(1,540,122)
Net increase/(decrease) in cash and cash equivalents	278,007		59,481		(149,821)
Cash and cash equivalents at beginning of period	828,255		768,774		918,595
Cash and cash equivalents at end of period	1,106,262		828,255		768,774
Supplemental Disclosures
Total interest paid	111,033		138,925		155,943
Total taxes paid	33,112		16,399		2,100
Total taxes refunded	169,396		81,235		77,736
Transfer from loans to other real estate owned	$ 33,558		$ 63,932		$ 180,506

[1]	Net of tax, gains on divestitures are $9.9 million for 2011.
[2]	2012 and 2011 include $131.0 million and $44.0 million respectively, repurchased under the share repurchase program launched in fourth quarter 2011.

Consolidated Statement of Cash Flow (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Gains on divestitures, net of tax			$ 9,900,000
Shares repurchased under the share repurchase program, value	133,757,000	[1]	45,111,000	[2]
Stock Repurchase Authorization [Member]
Shares repurchased under the share repurchase program, value	$ 131,000,000		$ 44,000,000

[1]	Includes $131 million repurchased under the share repurchase program in 2012.
[2]	Includes $44 million repurchased under the share repurchase program in 2011.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Notes to the Consolidated Financial Statements

Note 1 – Summary of Significant Accounting Policies

Basis of Accounting. The consolidated financial statements of First Horizon National Corporation (“FHN”), including its subsidiaries, have been prepared in conformity with accounting principles generally accepted in the United States of America and follow general practices within the industries in which it operates. This preparation requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates and assumptions are based on information available as of the date of the financial statements and could differ from actual results.

Principles of Consolidation and Basis of Presentation. The consolidated financial statements include the accounts of FHN and other entities in which it has a controlling financial interest. Variable Interest Entities (“VIEs”) for which FHN or a subsidiary has been determined to be the primary beneficiary are also consolidated. The assets and liabilities of FHN's consolidated residential mortgage securitization trusts have been parenthetically disclosed on the face of the Consolidated Statements of Condition as restricted in accordance with the presentation requirements of Accounting Standards Codification (“ASC”) 810, as amended, due to the assets being pledged to settle the trusts' obligations and the trusts' security holders having no recourse to FHN. Affiliates for which FHN is not considered the primary beneficiary and in which FHN does not have a controlling financial interest are accounted for by the equity method. These investments are included in other assets, and FHN's proportionate share of income or loss is included in noninterest income. All significant intercompany transactions and balances have been eliminated. For purposes of comparability, certain prior period amounts have been reclassified to conform to current year presentation. Business combinations accounted for as purchases are included in the financial statements from the respective dates of acquisition.

Revenue Recognition. FHN derives a significant portion of its revenues from fee-based services. Noninterest income from transaction-based fees is generally recognized when the transactions are completed. Noninterest income from service-based fees is generally recognized over the period in which FHN provides the service.

Deposit Transactions and Cash Management. Deposit transactions include services related to retail and commercial deposit products (such as service charges on checking accounts), cash management products and services such as electronic transaction processing (Automated Clearing House and Electronic Data Interchange), account reconciliation services, cash vault services, lockbox processing, and information reporting to large corporate clients.

Insurance Commissions. Insurance commissions are derived from the sale of insurance products, including acting as an independent agent to provide life, long-term care, and disability insurance.

Trust Services and Investment Management. Trust services and investment management fees include investment management, personal trust, employee benefits, and custodial trust services.

Brokerage, Management Fees and Commissions. Brokerage, management fees and commissions include fees for portfolio management, trade commissions, and annuity and mutual fund sales.

Statements of Cash Flows. For purposes of these statements, cash and due from banks, federal funds sold, and securities purchased under agreements to resell are considered cash and cash equivalents. Federal funds are usually sold for one-day periods, and securities purchased under agreements to resell are short-term, highly liquid investments.

Trading Activities. Securities purchased in connection with underwriting or dealer activities (long positions) are carried at fair market value as trading securities. Gains and losses, both realized and unrealized, on these securities are reflected in capital markets noninterest income. Trading liabilities include securities that FHN has sold to other parties but does not own (short positions). FHN is obligated to purchase securities at a future date to cover the short positions. Assets and liabilities for unsettled trades are recorded on the Consolidated Statements of Condition as “Capital markets receivables” or “Capital markets payables.” Retained interests from securitizations in the form of excess interest, interest-only and principal-only strips from sales and securitizations of first lien mortgages are recognized at fair value as trading securities with gains and losses, both realized and unrealized, recognized in mortgage banking income. Excess interest represents rights to receive interest from serviced assets that exceed contractually specified rates. Principal-only strips are principal cash flow tranches, and interest-only strips are interest cash flow tranches. Cash receipts and payments are classified in investing activities on the Consolidated Statements of Cash Flows based on the purpose for which such financial assets were retained.

Investment Securities. Investment securities are reviewed quarterly for possible other-than-temporary impairment (“OTTI”). The review includes an analysis of the facts and circumstances of each individual investment such as the degree of loss, the length of time the fair value has been below cost, the expectation for that security's performance, the creditworthiness of the issuer and FHN's intent and ability to hold the security. Securities that may be sold prior to maturity and equity securities are classified as securities available-for-sale and are carried at fair value. The unrealized gains and losses on securities available-for-sale, including debt securities for which no credit impairment exists, are excluded from earnings and are reported, net of tax, as a component of other comprehensive income within shareholders' equity. Venture capital investments are classified as securities available-for-sale and are carried at fair value with unrealized gains and losses recognized in noninterest income.

Realized gains and losses for investment securities are determined by the specific identification method and reported in noninterest income. Declines in value judged to be other-than-temporary based on FHN's analysis of the facts and circumstances related to an individual investment, including securities that FHN has the intent to sell, are also determined by the specific identification method, and reported in noninterest income. For impaired debt securities that FHN does not intend to sell and will not be required to sell prior to recovery but for which credit losses exist, the other-than-temporary impairment recognized is separated between the total impairment related to credit losses which is reported in noninterest income, and the impairment related to all other factors which is excluded from earnings and reported, net of tax, as a component of other comprehensive income within shareholders' equity.

Securities Purchased under Resale Agreements and Securities Sold under Repurchase Agreements. FHN enters into short-term purchases of securities under agreements to resell which are accounted for as collateralized financings except where FHN does not have an agreement to sell the same or substantially the same securities before maturity at a fixed or determinable price. As of December 31, 2012 and 2011, and for the three years ended December 31, 2012, all of FHN's securities purchased under agreements to resell were recognized as collateralized financings. Securities delivered under these transactions are delivered to either the dealer custody account at the Federal Reserve Bank (“FRB”) or to the applicable counterparty. Securities sold under agreements to repurchase are offered to cash management customers as an automated, collateralized investment account. Securities sold are also used by the retail/commercial bank to obtain favorable borrowing rates on its purchased funds. As of December 31, 2012 and 2011, all of FHN's securities sold under agreements to repurchase were secured borrowings.

Collateral is valued daily and FHN may require counterparties to deposit additional securities or cash as collateral, or FHN may return cash or securities previously pledged by counterparties, or FHN may be required to post additional securities or cash as collateral, based on the contractual requirements for these transactions.

FHN's capital markets business utilizes securities borrowing arrangements as part of its trading operations. Securities borrowing transactions generally require FHN to deposit cash with the securities lender. The amount of cash advanced is recorded within Federal funds sold and securities purchased under agreements to resell in the Consolidated Statements of Condition. These transactions are not considered purchases and the securities borrowed are not recognized by FHN. FHN does not conduct securities lending transactions.

Loans Held-for-Sale and Securitization and Residual Interests. Prior to fourth quarter 2008, FHN originated first lien mortgage loans (“the warehouse”) for the purpose of selling them in the secondary market, through sales to government sponsored enterprises ("GSEs") for securitization, proprietary securitizations, and to a lesser extent through other whole loan sales. In addition, FHN sold certain of the second lien mortgages and home equity lines of credit (“HELOC”) it produced in the secondary market through securitizations and whole loan sales through third quarter 2007. The majority of the mortgage securitization trusts to which FHN transferred loans remains unconsolidated as FHN is deemed not to be the primary beneficiary based on the interests it retained in the trusts. Under ASC 810, as amended, continual reconsideration of conclusions reached regarding which interest holder is the primary beneficiary of a trust is required. See Note 24 – Variable Interest Entities for additional information regarding FHN's consolidated and nonconsolidated mortgage securitization trusts.

Loans originated or purchased in which management lacks the intent to hold are included in loans held-for-sale in the Consolidated Statements of Condition. FHN has elected the fair value option on a prospective basis for almost all types of mortgage loans originated for sale purposes. Such loans are carried at fair value, with changes in the fair value of these loans recognized in the mortgage banking noninterest income section of the Consolidated Statements of Income. For mortgage loans originated for sale for which the fair value option is elected, loan origination fees are recorded by FHN when earned and related direct loan origination costs are recognized when incurred. See Note 22 – Fair Value of Assets and Liabilities for additional information. FHN accounts for all mortgage loans held-for-sale which were originated prior to 2008 and for mortgage loans held-for-sale for which fair value accounting was not elected at the lower of cost or market value (“LOCOM”).

Mortgage loans insured by the Federal Housing Administration (“FHA”) and mortgage loans guaranteed by the Veterans Administration (“VA”) were generally securitized through the Government National Mortgage Association (“GNMA”, "Ginnie Mae", or "Ginnie") programs. Generally, conforming conventional loans were securitized through GSEs such as the Federal National Mortgage Association (“FNMA”, "Fannie Mae", or "Fannie") and the Federal Home Loan Mortgage Corporation (“FHLMC”, "Freddie Mac" or "Freddie"). In addition, FHN has completed proprietary securitizations of nonconforming first lien and second lien mortgages and HELOC, which do not conform to the requirements for sale or securitization through government agencies. Most of these securitizations are accounted for as sales; those that do not qualify for sale treatment are accounted for as consolidated VIEs or financing arrangements.

Interests retained from loan sales, including agency securitizations, include mortgage servicing rights ("MSR") and excess interest. Interests retained from proprietary securitizations include MSR and various financial assets which are included in trading securities. All retained interests, including MSR, are carried at fair value. FHN no longer retains financial interests in loans it transfers to third parties.

Loans. Loans are stated at principal amounts outstanding, net of unearned income. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on a straight-line basis over the commitment period. As required by ASC 310, "Receivables", FHN segregates the loan portfolio into segments and then further disaggregates the portfolio into classes for certain disclosures. Commercial loan portfolio segments include commercial, financial, and industrial (“C&I”) and commercial real estate (“CRE”). Commercial classes within C&I include general C&I, loans to mortgage companies, and the trust preferred loans (“TRUPs”) (i.e., loans to bank and insurance-related businesses) portfolio. Commercial classes within commercial real estate include income CRE and residential CRE. Retail loan portfolio segments include consumer real estate, permanent mortgage, and the credit card and other segment. Retail classes include HELOC and real estate (“R/E”) installment loans within the consumer real estate segment, permanent mortgage (which is both a segment and a class), and credit card and other.

Nonaccrual and Past Due Loans. Generally, for all portfolio segments and classes, loans are placed on nonaccrual status if it becomes evident that full collection of principal and interest is at risk, impairment has been recognized as a partial charge-off of principal balance, or on a case-by-case basis if FHN continues to receive payments, but there are atypical loan structures or other borrower-specific issues. The determination of whether a troubled debt restructuring ("TDR") is placed on nonaccrual status generally follows the same internal policies and procedures as other portfolio loans. However, FHN will typically place a consumer real estate loan on nonaccrual status if it is 30 or more days delinquent at the time of modification and is determined to be a TDR, except for residential real estate secured loans discharged in bankruptcy ("discharged bankruptcies") that are placed on nonaccrual, regardless of delinquency status. Generally, current second liens are placed on nonaccrual status if they are behind first liens that FHN owns or services if the first lien is 90 days or more delinquent.

For commercial and retail loans within each portfolio segment and class placed on nonaccrual status, accrued but uncollected interest is reversed and charged against interest income when the loan is placed on nonaccrual status. Management may elect to continue the accrual of interest when the estimated net realizable value of collateral is sufficient to recover the principal balance and accrued interest. For all portfolio segments and classes, interest payments received on nonaccrual and impaired loans are normally applied to principal. Once all principal has been received, additional interest payments are recognized on a cash basis as interest income.

Generally, commercial and retail loans within each portfolio segment and class that have been placed on nonaccrual status can be returned to accrual status if all principal and interest is current and FHN expects full repayment of the remaining contractual principal and interest, or the asset becomes well-secured and is in the process of collection. Also, loans for which all contractual amounts can reasonably be expected to be repaid (including arrearages) within a prudent period, and repayment has been in accordance with the contractual terms for a sustained period (generally for a minimum of six months) can also be returned to accrual status. Larger commercial loan balances (outstanding balances greater than $1 million) that are being returned to accrual status are subject to review by the Credit Risk Assurance Group. For residential real estate loans discharged through bankruptcy, such loans will be reported as a nonaccrual until the loan is ultimately repaid or charged-off. For current second liens that have been placed on nonaccrual because the senior lien was delinquent, the second lien may be returned to accrual upon pay-off or cure of the first lien.

Charge-offs. For all commercial and retail loan portfolio segments, all losses of principal are charged to the allowance for loan losses ("ALLL") in the period in which the loan is deemed to be uncollectible. For consumer loans secured by real estate, a collateral position is assessed prior to the asset becoming 90 days delinquent. Beginning in third quarter 2012, for discharged bankruptcies, not reaffirmed by the borrower, the fair value of the collateral position is assessed at the time FHN is made aware of the discharge. If the collateral value does not support foreclosure, balances are fully charged-off and other avenues of recovery are pursued. If the collateral value supports foreclosure, the loan is charged-down to net realizable value of the collateral and is placed on nonaccrual status.

Impaired Loans. Impaired loans include nonaccrual commercial loans greater than $1 million and modified consumer and commercial loans that have been classified as a TDR and are individually measured for impairment under the guidance of ASC 310. See Note 4 – Loans for a discussion of methodologies utilized by FHN to measure impairment.

Allowance for Loan Losses. The ALLL is maintained at a level that management determines is sufficient to absorb estimated probable incurred losses in the loan portfolio. The ALLL is increased by the provision for loan losses and loan recoveries and is decreased by charged-off loans. Reserves are determined in accordance with ASC 450-20-50 "Contingencies - Accruals for Loss Contingencies" and are composed of reserves for commercial loans evaluated based on pools of credit graded loans and reserves for pools of smaller-balance homogeneous retail and commercial loans. The reserve factors applied to these pools are an estimate of probable incurred losses based on management's evaluation of historical net losses from loans with similar characteristics. Additionally, the ALLL includes specific reserves established in accordance with ASC 310-10-35, for loans determined by management to be individually impaired. Management uses analytical models based on loss experience subject to qualitative adjustment to reflect current events, trends, and conditions (including economic considerations and trends) to assess the adequacy of the ALLL as of the end of each reporting period. The nature of the process by which FHN determines the appropriate ALLL requires the exercise of considerable judgment. See Note 4 – Loans for a discussion of FHN's ALLL methodology and a description of the models utilized in the estimation process for the commercial and consumer loan portfolios.

Key components of the estimation process are as follows: (1) commercial loans determined by management to be individually impaired loans are evaluated individually and specific reserves are determined based on the difference between the outstanding loan amount and the estimated net realizable value of the collateral (if collateral dependent), the present value of expected future cash flows or by observable market prices; (2) individual commercial loans not considered to be individually impaired are segmented based on similar credit risk characteristics and evaluated on a pool basis; (3) reserve rates for the commercial segment are calculated based on historical net charge-offs and are subject to adjustment by management to reflect current events, trends, and conditions (including economic considerations and trends); (4) management's estimate of probable incurred losses reflects the reserve rate applied against the balance of loans in the commercial segment of the loan portfolio; (5) retail loans are segmented based on loan type; (6) reserve amounts for each retail portfolio segment are calculated using analytical models based on delinquency trends and net loss experience and are subject to adjustment by management to reflect current events, trends, and conditions (including economic considerations and trends); and (7) the reserve amount for each retail portfolio segment reflects management's estimate of probable incurred losses in the retail segment of the loan portfolio.

Impairment related to individually impaired loans is measured in accordance with ASC 310-10. For all commercial portfolio segments, commercial TDRs and other individually impaired commercial loans are measured based on the present value of expected future payments discounted at the loan's effective interest rate (“the DCF method”), observable market prices, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral less estimated costs to sell (net realizable value). Impaired loans also include consumer TDRs. With the exception of discharged bankruptcies which are collateral dependent and charged down to net realizable value, impairment is measured using a DCF model. For loans measured using the DCF method or by observable market prices, if the recorded investment in the impaired loan exceeds this amount, a specific allowance is established as a component of the ALLL; however, for impaired collateral-dependent loans FHN generally charges off the full difference between the book value and the estimated net realizable value.

For impaired assets viewed as collateral dependent, fair value estimates are obtained from a recently received and reviewed appraisal. Appraised values are adjusted down for costs associated with asset disposal and for the estimates of any further deterioration in values since the most recent appraisal.

Future adjustments to the ALLL and methodology may be necessary if economic or other conditions differ substantially from the assumptions used in making the estimates or, if required by regulators, based upon information at the time of their examinations or upon future regulatory guidance. Such adjustments to original estimates, as necessary, are made in the period in which these factors and other relevant considerations indicate that loss levels vary from previous estimates.

Premises and Equipment. Premises and equipment are carried at cost less accumulated depreciation and amortization and include additions that materially extend the useful lives of existing premises and equipment. All other maintenance and repair expenditures are expensed as incurred. Gains and losses on dispositions are reflected in noninterest income and expense.

Depreciation and amortization are computed on the straight-line method over the estimated useful lives of the assets and are recorded as noninterest expense. Leasehold improvements are amortized over the lesser of the lease periods or the estimated useful lives using the straight-line method. Useful lives utilized in determining depreciation for furniture, fixtures and equipment and buildings are three to fifteen and seven to forty-five years, respectively.

Real Estate Acquired by Foreclosure. Properties acquired by foreclosure in compliance with HUD servicing guidelines are included in “Real estate acquired by foreclosure” and are carried at the estimated amount of the underlying government insurance or guarantee. On December 31, 2012, FHN had $18.9 million in these foreclosed properties. All other real estate acquired by foreclosure consists of properties that have been acquired in satisfaction of debt. These properties are carried at the lower of the outstanding loan amount or estimated fair value less estimated costs to sell the real estate. Losses arising at foreclosure are charged to the appropriate reserve.

Required developmental costs associated with foreclosed property under construction are capitalized and included in determining the estimated net realizable value of the property, which is reviewed periodically, and any write-downs are charged against current earnings.

Intangible Assets. Intangible assets consist of “Other intangible assets” and “Goodwill.” The “Other intangible assets” represents identified intangible assets, including customer lists, acquired contracts, covenants not to compete and premium on purchased deposits, which are amortized over their estimated useful lives, except for those assets related to deposit bases that are primarily amortized over 10 years. Management evaluates whether events or circumstances have occurred that indicate the remaining useful life or carrying value of amortizing intangibles should be revised. Goodwill represents the excess of cost over net assets of acquired subsidiaries less identifiable intangible assets. On an annual basis, FHN assesses goodwill for impairment.

Derivative Financial Instruments. FHN accounts for derivative financial instruments in accordance with ASC 815 which requires recognition of all derivative instruments on the balance sheet as either an asset or liability measured at fair value through adjustments to either accumulated other comprehensive income within shareholders' equity or current earnings. Fair value is defined as the price that would be received to sell a derivative asset or paid to transfer a derivative liability in an orderly transaction between market participants on the transaction date. Fair value is determined using available market information and appropriate valuation methodologies. FHN has elected to present its derivative assets and liabilities gross within Other assets and Other liabilities, respectively. Amounts of collateral posted or received have not been netted within the related derivatives.

FHN prepares written hedge documentation, identifying the risk management objective and designating the derivative instrument as a fair value hedge, cash flow hedge or free-standing derivative instrument entered into as an economic hedge or to meet customers' needs. All transactions designated as ASC 815 hedges must be assessed at inception and on an ongoing basis as to the effectiveness of the derivative instrument in offsetting changes in fair value or cash flows of the hedged item. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability are recognized currently in earnings. For a cash flow hedge, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded in accumulated other comprehensive income and subsequently reclassified to earnings as the hedged transaction impacts net income. Any ineffective portion of a cash flow hedge is recognized currently in earnings. For free-standing derivative instruments, changes in fair values are recognized currently in earnings. See Note 25 – Derivatives for additional information.

Cash flows from derivative contracts are reported as operating activities on the Consolidated Statements of Cash Flows.

Advertising and Public Relations. Advertising and public relations costs are generally expensed as incurred.

Income Taxes. FHN accounts for income taxes using the asset and liability method pursuant to ASC 740, “Income Taxes,” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, FHN's deferred tax assets and liabilities are determined based on differences between financial statement carrying amounts and the corresponding tax basis of certain assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

Additionally, deferred tax assets are subject to a “more likely than not” test to determine whether the full amount of the deferred tax assets should be realized in the financial statements. FHN evaluates the likelihood of realization of the DTA based on both positive and negative evidence available at the time, including (as appropriate) scheduled reversals of DTLs, projected future taxable income, tax planning strategies, and recent financial operations. If the “more likely than not” test is not met, a valuation allowance must be established against the deferred tax asset. In the event FHN determines that deferred income tax assets are realizable in the future in excess of their net recorded amount, FHN would make an adjustment to the valuation allowance, which would reduce the provision for income taxes.

FHN's ASC 740 policy is to recognize interest and penalties related to unrecognized tax benefits as a component of income tax expense. Accrued interest and penalties are included within the related tax liability line in the consolidated balance sheet.

FHN and its eligible subsidiaries are included in a consolidated federal income tax return. FHN files separate returns for subsidiaries that are not eligible to be included in a consolidated federal income tax return. Based on the laws of the applicable state where it conducts business operations, FHN either files consolidated, combined, or separate returns. With few exceptions, FHN is no longer subject to U.S. federal or state and local tax examinations by tax authorities for years before 2008. The Internal Revenue Service (“IRS”) has examined tax years 2006 - 2009. All proposed adjustments with respect to examinations of federal returns filed for 2009 and prior years have been settled. FHN is currently under audit in several states.

Earnings per Share. Earnings per share is computed by dividing net income or loss available to common shareholders by the weighted average number of common shares outstanding for each period. Diluted earnings per share in net income periods is computed by dividing net income available to common shareholders by the weighted average number of common shares adjusted to include the number of additional common shares that would have been outstanding if the potential dilutive common shares resulting from restricted shares or units and options granted under FHN's equity compensation plans and deferred compensation arrangements had been issued. FHN utilizes the treasury stock method in this calculation. Diluted earnings per share does not reflect an adjustment for potentially dilutive shares in periods in which a net loss available to common shareholders exists.

Equity Compensation. FHN accounts for its employee stock-based compensation plans using the grant date fair value of an award to determine the expense to be recognized over the life of the award. For awards with service vesting criteria, expense is recognized using the straight-line method over the requisite service period (generally the vesting period) and is adjusted for anticipated forfeitures. For awards vesting based on a performance measure, anticipated performance is projected to determine the number of awards expected to vest, and the corresponding aggregate expense is adjusted to reflect the elapsed portion of the performance period. The fair value of equity awards with cash payout requirements, as well as awards for which fair value cannot be estimated at grant date, is remeasured each reporting period through vesting date. Performance awards with pre-grant date achievement criteria are expensed over the period from the start of the performance period through the end of the service vesting term. Awards are amortized using the nonsubstantive vesting methodology which requires that expense associated with awards having only service vesting criteria that continue vesting after retirement be recognized over a period ending no later than an employee's retirement eligibility date.

Repurchase and Foreclosure Provision. The repurchase and foreclosure provision is the charge to earnings necessary to maintain the liability at a level that reflects management's best estimate of losses associated with the repurchase of loans previously transferred in whole loans sales or securitizations as of the balance sheet date. See Note 18 – Contingencies and Other Disclosures for discussion related to FHN's obligations to repurchase such loans.

Legal Costs. Generally, legal costs are expensed as incurred.

Contingency Accruals. Contingent liabilities arise in the ordinary course of business, including those related to lawsuits, arbitration, mediation, and other forms of litigation. FHN establishes loss contingency liabilities for matters when loss is both probable and reasonably estimable as prescribed by applicable financial accounting guidance. A liability generally is not established when a loss contingency either is not probable or its amount is not reasonably estimable. If loss for a matter is probable and a range of possible loss outcomes is the best estimate available, accounting guidance generally requires a liability to be established at the low end of the range. Expected recoveries from insurance and indemnification arrangements are recognized if they are considered equally as probable and reasonably estimable as the related loss contingency up to the recognized amount of the estimated loss. Gain contingencies and expected recoveries from insurance and indemnification arrangements in excess of the associated recorded estimated losses are recognized when received. Recognized recoveries are recorded as offsets to the related expense in the Consolidated Statements of Income. The resolution of gain contingencies generally results in the recognition of other income in the Consolidated Statements of Income.

Summary of Accounting Changes. Effective January 1, 2012, FHN adopted the provisions of FASB ASU 2011-08, “Testing Goodwill for Impairment”. ASU 2011-08 provides that an entity may first perform a qualitative assessment of whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill, when determining whether it is necessary to perform the current two-step goodwill impairment test discussed in ASC 350, “Intangibles – Goodwill and Other”. Thus, if an entity concludes from its qualitative assessment that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, it must perform the two-step test. ASU 2011-08 provides examples of events and circumstances that should be considered in an evaluation of whether it is more likely than not that the fair value of an entity's reporting unit is less than its carrying amount. The new qualitative indicators replace the guidance previously provided in ASC 350 which was used to determine whether an interim goodwill impairment test was required, and is applicable for assessing whether to perform the second step of the goodwill impairment test for reporting units with zero or negative carrying amounts. Under the provisions of ASU 2011-08, entities are allowed, on the basis of their discretion, to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test, and are able to resume performing the qualitative assessment in any subsequent period. ASU 2011-08 removes the alternative in ASC 350 which allowed for the carryforward of the detailed calculation of the fair value of a reporting unit from one year to the next if certain conditions were met. The provisions of ASU 2011-08 are effective for fiscal years beginning after December 15, 2011, with early adoption permitted. The adoption of the provisions of ASU 2011-08 had no effect on FHN's statement of condition, results of operations, or cash flows.

Effective January 1, 2012, FHN adopted the provisions of FASB ASU 2011-05, “Presentation of Comprehensive Income”. ASU 2011-05 requires that net income and other comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 also provides that regardless of the method used to present comprehensive income, presentation is required on the face of the financial statements of reclassification adjustments for items that are reclassified from other comprehensive income to net income. ASU 2011-05 does not change the current option for entities to present components of other comprehensive income gross or net of the effect of income taxes, provided that such tax effects are presented in the statement in which other comprehensive income is presented or disclosed in the notes to the financial statements. The provisions of ASU 2011-05 are effective for periods beginning after December 15, 2011, with retrospective application to all periods presented in the financial statements required. No transition disclosures are required upon adoption. For interim reporting periods, filers are only required to present total comprehensive income in a single continuous statement or in two consecutive statements. On December 23, 2011, the FASB issued ASU 2011-12, which indefinitely defers the provisions of ASU 2011-05 that require entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). Upon adoption of the provisions of ASU 2011-05 and ASU 2011-12 on January 1, 2012, FHN revised its financial statements and disclosures accordingly.

Effective January 1, 2012, FHN adopted the provisions of FASB ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 provides that the highest-and-best use and valuation-premise concepts included in ASC 820 are only relevant when measuring the fair value of nonfinancial assets, thereby prohibiting the grouping of financial instruments for purposes of determining their fair values when the unit of account is specified in other guidance. However, under ASU 2011-04 an exception is permitted which allows an entity to measure the fair value of financial instruments that are managed on the basis of the entity's net exposure to a particular market risk, or to the credit risk of a particular counterparty, on a net basis when certain criteria are met. Such criteria include that there is evidence that the entity manages its financial instruments in that way, the entity applies such accounting policy election consistently from period to period, and the entity is required or has elected to measure those financial assets and financial liabilities at fair value in the statement of financial position at the end of each reporting period. Additionally, to qualify for the exception to the valuation premise, market risks that are being offset must be substantially the same. ASU 2011-04 also extends ASC 820's prohibition on the use of blockage factors in fair value measurements to all three levels of the fair value hierarchy except for fair value measurements of Level 2 and Level 3 measurements when market participants would incorporate the premium or discount into the measurement at the level of the unit of account specified in other guidance. ASU 2011-04 also provides that an entity should measure the fair value of its own equity instruments from the perspective of a market participant that holds the instruments as assets. Under ASC 820, as amended, expanded disclosures are required including disclosure of quantitative information about significant unobservable inputs used in Level 3 fair value measurements, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of recurring Level 3 measurements. Additional disclosures required under ASU 2011-04 include disclosure of fair value by level for each class of assets and liabilities not recorded at fair value but for which fair value is disclosed, and disclosure of any transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. The provisions of ASU 2011-04 are effective for periods beginning after December 15, 2011, with disclosure of the change, if any, in valuation technique and related inputs resulting from application of the amendments to ASC 820 required upon adoption, along with quantification of the total effect of the change, if practicable. Upon adoption of the provisions of ASU 2011-04, FHN revised its disclosures accordingly. Adoption of ASU 2011-04 had no effect on FHN's statement of condition, results of operations, or cash flows.

Effective January 1, 2012, FHN adopted the provisions of FASB ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements”. For entities that enter into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity, ASU 2011-03 removes from the assessment of effective control under ASC 860, “Transfers and Servicing”, the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, as well as the collateral maintenance implementation guidance related to that criterion. Under ASC 860-10, as amended, the remaining criteria related to whether effective control over transferred financial assets has been maintained would still need to be evaluated, including whether the financial assets to be repurchased or redeemed are the same or substantially the same as those transferred, the agreement is to repurchase or redeem them before maturity at a fixed or determinable price, and whether the agreement is entered into contemporaneously with, or in contemplation of, the transfer. The provisions of ASU 2011-03 are effective for periods beginning after December 15, 2011, with prospective application to transactions or modifications of existing transactions that occur on or after the effective date. Since FHN accounts for all of its repurchase agreements as secured borrowings, adopting the provisions of ASU 2011-03 did not have an effect on FHN's statement of condition, results of operations, or cash flows.

Effective July 1, 2011, FHN adopted the provisions of FASB ASU 2011-02, “A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring”. ASU 2011-02 provides that a situation in which a market rate is not readily available is an indicator of a troubled debt restructuring, but not a determinative factor, and that an assessment should consider all modified terms of the restructuring when making a final determination regarding a troubled debt restructuring designation. ASU 2011-02 also provides that a modification that results in a temporary or permanent increase to the contractual interest rate cannot be presumed to be a rate that is at or above market. ASU 2011-02 explicitly precludes creditors from using the borrower's effective rate test in ASC 470-60, “Debt – Troubled Debt Restructurings by Debtors” in its evaluation of whether a modification was executed at a market rate. Under the provisions of ASU 2011-02, a borrower that is not currently in default may still be considered to be experiencing financial difficulty when default is probable in the foreseeable future. ASU 2011-02 provides factors that an entity should consider when determining whether a delay in the amount of payments is significant, as insignificant delays in cash flows would not be considered a concession to a borrower under its provisions. Retrospective application to the beginning of the annual period of adoption is required for identification and disclosure purposes, with prospective application for impairment purposes. Disclosure of the total amount of loans and the associated reserves related to those loans that are considered impaired under ASC 310, “Receivables”, as a result of the clarification in guidance is required upon initial application. FHN had previously modified its troubled debt restructuring review process and was already in compliance with the provisions of ASU 2011-02. Therefore, the provisions of ASU 2011-02 had no material effect on FHN's statement of condition, results of operations, cash flows, or required disclosures.

Effective July 1, 2011, FHN adopted the remaining provisions of FASB ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”, related to the enhanced disclosure requirements for modifications of financing receivables. FHN previously adopted the provisions of ASU 2010-20 for certain disclosures about activity that occurs during a reporting period effective January 1, 2011. Additionally, effective December 31, 2010, FHN adopted the provisions of ASU 2010-20 related to disclosures as of the end of a reporting period, and the amendments to the rollforward of the allowance for credit losses. ASU 2010-20 provides enhanced disclosures related to the credit quality of financing receivables and the allowance for credit losses, and provides that new and existing disclosures should be disaggregated based on how an entity develops its allowance for credit losses and how it manages credit exposures. Under the provisions of ASU 2010-20, additional disclosures required for financing receivables include information regarding the aging of past due receivables, credit quality indicators, and modifications of financing receivables. Comparative disclosures are required only for periods ending subsequent to initial adoption. Upon adoption of the provisions of ASU 2010-20 on September 30, 2011, January 1, 2011, and December 31, 2010, respectively, FHN revised its disclosures accordingly.

Effective January 1, 2011, FHN adopted the provisions of FASB ASU 2010-06, “Improving Disclosures about Fair Value Measurements”, related to the requirement to provide the activity of purchases, sales, issuances, and settlements related to recurring Level 3 measurements on a gross basis in the Level 3 reconciliation. Effective January 1, 2010, FHN adopted all other provisions of ASU 2010-06. ASU 2010-06 updates ASC 820, “Fair Value Measurements and Disclosures” to require disclosure of significant transfers into and out of Level 1 and Level 2 of the fair value hierarchy, as well as disclosure of an entity's policy for determining when transfers between all levels of the hierarchy are recognized. The updated provisions of ASC 820 also require that fair value measurement disclosures be provided by each “class” of assets and liabilities, and that disclosures providing a description of the valuation techniques and inputs used to measure fair value be included for both recurring and nonrecurring fair value measurements classified as either Level 2 or Level 3. Under ASC 820, as amended, separate disclosure is required in the Level 3 reconciliation of total gains and losses recognized in other comprehensive income. Comparative disclosures are required only for periods ending subsequent to initial adoption. Upon adoption of the amendments to ASC 820 on January 1, 2011, and January 1, 2010, respectively, FHN revised its disclosures accordingly.

Effective January 1, 2010, FHN adopted the provisions of Accounting Standards Update 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (“ASU 2009-17”). ASU 2009-17 amends ASC 810 to revise the criteria for determining the primary beneficiary of a VIE by replacing the quantitative-based risks and rewards test previously required with a qualitative analysis. While ASC 810, as amended, retains the previous guidance in ASC 810 which requires a reassessment of whether an entity is a VIE only when certain triggering events occur, it adds an additional criterion which triggers a reassessment of an entity's status when an event occurs such that the holders of the equity investment at risk, as a group, lose the power from voting rights or similar rights of those investments to direct the activities of the entity that most significantly impact the entity's economic performance. Additionally, the amendments to ASC 810 require continual reconsideration of conclusions regarding which interest holder is the VIE's primary beneficiary. Under ASC 810, as amended, separate presentation is required on the face of the balance sheet of the assets of a consolidated VIE that can only be used to settle the VIE's obligations and the liabilities of a consolidated VIE for which creditors or beneficial interest holders have no recourse to the general credit of the primary beneficiary. ASC 810, as amended, also requires enhanced disclosures which are generally consistent with, and supersede, the disclosures previously required by the Codification update to ASC 810 and ASC 860 which was effective for periods ending after December 15, 2008. Comparative disclosures are required only for periods subsequent to initial adoption for those disclosures not required under such previous guidance.

Upon adoption of the amendments to ASC 810, FHN re-evaluated all former qualifying special purposes entities ("QSPEs") and entities already subject to ASC 810 under the revised consolidation methodology. Based on such re-evaluation, consumer loans with an aggregate unpaid principal balance of $245.2 million were prospectively consolidated as of January 1, 2010, along with secured borrowings of $236.3 million, as the retention of mortgage servicing rights (“MSR”) and other retained interests, including residual interests and subordinated bonds, resulted in FHN being considered the related trusts' primary beneficiary under the qualitative analysis required by ASC 810, as amended. MSR and trading assets held in relation to the newly consolidated trusts were removed from the mortgage servicing rights and trading securities sections of the Consolidated Statements of Condition, respectively, upon adoption of the amendments to ASC 810.

As the assets of FHN's consolidated residential mortgage securitization trusts are pledged to settle the obligations due to the holders of the trusts' securities and since the security holders have no recourse to FHN, the asset and liability balances have been parenthetically disclosed on the face of the Consolidated Statements of Condition as restricted in accordance with the presentation requirements of ASC 810, as amended. Since FHN determined that calculation of carrying values was not practicable, the unpaid principal balance measurement methodology was used upon adoption, with the allowance for loan losses (“ALLL”) related to the newly consolidated loans determined using FHN's standard practices. FHN recognized a reduction to the opening balance of undivided profits of approximately $10.6 million for the cumulative effect of adopting the amendments to ASC 810, including the effect of the recognition of an adjustment to the ALLL of approximately $24.6 million ($15.6 million net of tax) in relation to the newly consolidated loans. Further, upon adoption of the amendments to ASC 810, the deconsolidation of certain small issuer trust preferred trusts for which First Tennessee Bank National Association (“FTBNA”) holds the majority of the mandatorily redeemable preferred capital securities (trust preferreds) issued but is not considered the primary beneficiary under the qualitative analysis required by ASC 810, as amended, resulted in reduction of loans net of unearned income and term borrowings on the Consolidated Statements of Condition by $30.5 million.

Accounting Changes Issued but Not Currently Effective. In December 2011, the FASB issued ASU 2011-11, “Balance Sheet: Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 creates new disclosure requirements about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the balance sheet as well as instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives, sale and repurchase agreements/reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The provisions of ASU 2011-11 are effective for periods beginning on or after January 1, 2013, with retrospective application to all periods presented in the financial statements required. FHN will revise its disclosures accordingly. The adoption of the provisions of ASU 2011-11 will not have an effect on FHN's statement of condition, results of operations, or cash flows.

In February 2013, the FASB issued ASU 2013-02, "Comprehensive Income: Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income". ASU 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements. The provisions of ASU 2013-02 are effective for periods beginning after December 15, 2012, with prospective application to transactions or modifications of existing transactions that occur on or after the effective date. Upon adoption of the provisions of ASU 2013-02 on January 1, 2013, FHN will revise its financial statements and disclosures accordingly.

Acquisitions And Divestitures	12 Months Ended
Dec. 31, 2012
Acquisitions And Divestitures [Abstract]
Acquisitions And Divestitures

Note 2 – Acquisitions and Divestitures

In 2011, FHN sold First Horizon Insurance, Inc. (“FHI”), the former subsidiary of First Tennessee Bank, a property and casualty insurance agency that served customers in over 40 states, Highland Capital Management Corporation (“Highland”), the former subsidiary of First Horizon National Corporation which provided asset management services, and First Horizon Msaver, Inc. (“Msaver”), the former subsidiary of First Tennessee Bank which provided administrative services for health savings accounts. FHN recognized $4.2 million combined after-tax gains on the sales of FHI and Highland and a $5.7 million after-tax gain related to the sale of Msaver. Additionally, in connection with the agreement to sell FHI, FHN incurred a pre-tax goodwill impairment of $10.1 million which was more than offset by $11.1 million of tax benefits recognized in first quarter 2011 related to the sale. The sales of FHI and Highland closed in second quarter 2011 and the sale of Msaver closed in third quarter 2011. The financial results of these businesses, the goodwill impairment, the gains on sales, and associated tax effects are reflected in the Income/(loss) from discontinued operations, net of tax line on the Consolidated Statements of Income for all periods presented.

In 2010, FHN exited its institutional equity research business, FTN Equity Capital Markets ("FTN ECM"), and incurred a pre-tax goodwill impairment of $3.3 million (approximately $2 million after taxes). FHN exited this business through an immediate cessation of operations on February 1, 2010. The financial results of this business, including the goodwill impairments, are reflected in the Income/(loss) from discontinued operations, net of tax line on the Consolidated Statements of Income for all periods presented.

In addition to the divestitures mentioned above, FHN acquires or divests assets from time to time in transactions that are considered business combinations or divestitures but are not material to FHN individually or in the aggregate.

Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Investment Securities

Note 3 – Investment Securities

The following tables summarize FHN’s available for sale (“AFS”) securities on December 31, 2012 and 2011:

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available for sale:
U.S. treasuries	$39,997	$2	$-	$39,999
Government agency issued mortgage-backed securities ("MBS")	1,072,425	64,155	-	1,136,580
Government agency issued collateralized mortgage obligations ("CMO")	1,623,202	26,490	(481)	1,649,211
Other U.S. government agencies	3,504	249	-	3,753
States and municipalities	15,255	-	-	15,255
Equity (a)	216,489	11	-	216,500
Other	510	-	-	510
Total securities available for sale (b)	$2,971,382	$90,907	$(481)	$3,061,808

  Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.0 million. The remainder is money market, venture capital, and cost method investments.
  Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.6 billion was pledged as collateral for securities sold under repurchase agreements.

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available for sale:
U.S. treasuries	$40,030	$91	$-	$40,121
Government agency issued MBS	1,334,174	76,054	-	1,410,228
Government agency issued CMO	1,325,011	32,932	-	1,357,943
Other U.S. government agencies	15,277	674	-	15,951
States and municipalities	18,070	-	-	18,070
Equity (a)	223,430	-	-	223,430
Other	511	18	-	529
Total securities available for sale (b)	$2,956,503	$109,769	$-	$3,066,272

  Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.1 million. The remainder is money market, venture capital, and cost method investments.
  Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.8 billion was pledged as collateral for securities sold under repurchase agreements.

National banks chartered by the federal government are, by law, members of the Federal Reserve System. Each member bank is required to own stock in its regional Federal Reserve Bank (“FRB”). Given this requirement, FRB stock may not be sold, traded, or pledged as collateral for loans. Membership in the Federal Home Loan Bank (“FHLB”) network requires ownership of capital stock. Member banks are entitled to borrow funds from the FHLB and are required to pledge mortgage loans as collateral. Investments in the FHLB are non-transferable and, generally, membership is maintained primarily to provide a source of liquidity as needed.

The amortized cost and fair value by contractual maturity for the available for sale securities portfolio on December 31, 2012 are provided below:

	Available for Sale
	Amortized	Fair
(Dollars in thousands)	Cost	Value
Within 1 year	$40,507	$40,509
After 1 year; within 5 years	5,004	5,253
After 5 years; within 10 years	-	-
After 10 years	13,755	13,755
Subtotal	59,266	59,517
Government agency issued MBS and CMO	2,695,627	2,785,791
Equity	216,489	216,500
Total	$2,971,382	$3,061,808

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The table below provides information on gross gains and gross losses from investment securities for the twelve months ended December 31:

	Available for Sale
(Dollars in thousands)	2012	2011	2010
Gross gains on sales of securities (a)	$5,433	$44,787	$15,709
Gross (losses) on sales of securities	-	(8,623)	(1)
Net gain/(loss) on sales of securities (b)	$5,433	$36,164	$15,708
Venture capital investments (c)	(4,700)	-	(4,598)
Net other than temporary impairment ("OTTI") recorded (d)	(40)	-	(188)
Total securities gain/(loss), net	$693	$36,164	$10,922

(a)       2011 and 2010 include $35.1 million and $14.8 million, respectively, related to sale of Visa Class B shares.

(b)       Proceeds from sales during the 2012, 2011 and 2010 were $47.5 million, $495.1 million and $528.8 million respectively.

(c)       Generally includes write-offs and /or unrealized fair value adjustments related to venture capital investments.

(d)        OTTI recorded in 2012 and 2010 is related to equity securities.

There were no unrealized losses within the available for sale portfolio on December 31, 2011. The following table provides information on investments within the available for sale portfolio that had unrealized losses on December 31, 2012:

	On December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Losses	Value	Losses	Value	Losses
Government agency issued CMO	$145,435	$(481)	$-	$-	$145,435	$(481)
Total temporarily impaired securities	$145,435	$(481)	$-	$-	$145,435	$(481)

FHN has reviewed investment securities that were in unrealized loss positions in accordance with its accounting policy for OTTI and does not consider them other-than-temporarily impaired. For debt securities with unrealized losses, FHN does not intend to sell them and it is more-likely-than-not that FHN will not be required to sell them prior to recovery. The decline in value is primarily attributable to interest rates and not credit losses. For equity securities, FHN has both the ability and intent to hold these securities for the time necessary to recover the amortized cost.

Loans	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Loans

Note 4 – Loans

The following table provides the balance of loans by portfolio segment as of December 31, 2012 and 2011:

(Dollars in thousands)	2012	2011
Commercial:
Commercial, financial, and industrial	$8,796,956	$8,014,927
Commercial real estate
Income CRE	1,109,930	1,257,497
Residential CRE	58,305	120,913
Retail:
Consumer real estate	5,286,279	5,291,364
Permanent mortgage	752,412	787,597
Credit card & other	289,105	284,051
Restricted real estate loans and secured borrowings (a)	415,595	640,778
Loans, net of unearned income	$16,708,582	$16,397,127
Allowance for loan losses	276,963	384,351
Total net loans	$16,431,619	$16,012,776

  Balances as of December 31, 2012 and 2011,include $402.4 million and $600.2 million of consumer real estate loans and $13.2 million and $40.6 million of permanent mortgage loans, respectively.

Components of the Loan Portfolio

For purposes of this disclosure, the loan portfolio was disaggregated into segments and then further disaggregated into classes for certain disclosures. A portfolio segment is defined as the level at which an entity develops and documents a systematic method for determining its allowance for credit losses. A class is generally determined based on the initial measurement attribute (i.e., amortized cost or purchased credit impaired), risk characteristics of the loan, and an entity's method for monitoring and assessing credit risk. Commercial loan portfolio segments include commercial, financial, and industrial (“C&I”) and commercial real estate (“CRE”). Commercial classes within C&I include general C&I, loans to mortgage companies, and the trust preferred loans (“TRUPs”)(i.e., loans to bank and insurance-related businesses) portfolio. Loans to mortgage companies includes commercial lines of credit to qualified mortgage companies exclusively for the temporary warehousing of eligible mortgage loans prior to the borrower's sale of those mortgage loans to third party investors. Commercial classes within commercial real estate include income CRE and residential CRE. Retail loan portfolio segments include consumer real estate, permanent mortgage, and the credit card and other portfolio. Retail classes include HELOC and real estate (“R/E”) installment loans within the consumer real estate segment, permanent mortgage (which is both a segment and a class), and credit card and other. Restricted real estate loans and secured borrowings include residential real estate loans in both consolidated and nonconsolidated variable interest entities. Restricted real estate loans relate to consolidated securitization trusts and are discussed in Note 24 – Variable Interest Entities. Other real estate loans secure borrowings related to nonconsolidated VIEs and remain on FHN's balance sheet as the securitizations do not qualify for sale treatment.

Concentrations

FHN has a concentration of loans secured by residential real estate (39 percent of total loans), the majority of which is in the consumer real estate portfolio (32 percent of total loans). FHN had loans to mortgage companies totaling $1.8 billion (21 percent of the C&I portfolio, or 11 percent of total loans) as of December 31, 2012. Additionally, FHN had a sizeable portfolio of bank-related loans (including TRUPs) totaling $.6 billion (6 percent of the C&I portfolio, or 3 percent of total loans).

Restrictions

On December 31, 2012, $5.0 billion of commercial loans were pledged to secure potential discount window borrowings from the Federal Reserve Bank. Additionally, as of December 31, 2012, FHN pledged all of its held-to-maturity first and second lien mortgages and HELOCs, excluding restricted real estate loans and secured borrowings, to secure potential borrowings from the FHLB-Cincinnati. Loans included in the restricted and secured borrowings line secure borrowings associated with both consolidated and nonconsolidated VIEs. See Note 24 – Variable Interest Entities for additional discussion.

Regulatory Focus on Consumer Loan Accounting and Reporting

In first quarter 2012, the Office of the Comptroller of Currency ("OCC") issued interagency guidance related to ALLL estimation and nonaccrual practices and risk management policies related to junior lien loans. As a result, FHN modified its nonaccrual policies to place current second liens on nonaccrual if the first lien is owned or serviced by FHN and that first lien is 90 or more days past due. Additionally, FHN enhanced its ALLL methodology to qualitatively  estimate probable incurred losses for all current second liens in the home equity portfolio that are behind first liens with performance issues. During 2012 and continuing into early 2013, FHN has been and is continuing to evaluate data on first liens provided by third parties, including vendors, to determine if it may be reasonably relied upon in order to predict performance of the associated second liens. FHN is working to have a vendor selected in the first half of 2013. Therefore, methodologies, policies, and practices related to the ALLL and/or nonaccrual accounting and reporting may be revised in the future to incorporate usage of such data if deemed predictive of loan performance. It is possible that if FHN determines that third party data may reasonably be relied upon, future additions to NPLs may be material.

Additionally, in third quarter 2012, the OCC clarified that residential real estate loans in which personal liability has been discharged through bankruptcy and not reaffirmed by the borrower are collateral dependent and should be reported as nonaccruing TDRs. As a result, FHN charged-down such loans to the net realizable value of the collateral and the remaining balances were reported as nonaccruing TDRs regardless of the loan's delinquency status.  As of December 31, 2012, approximately 80 percent of these loans that were reported as nonperforming were current. Incremental provision expense associated with this change was approximately $23 million and the related net charge-offs were approximately $33 million in 2012. The incremental impacts to nonperforming loan and TDR levels cannot be directly linked as certain of the discharged bankruptcies in which charge-offs were recognized were either already reported as nonaccrual loans or TDRs, neither, or both in prior periods for other reasons.

Because of the composition of FHN's residential real estate portfolios, these changes most significantly impacted the consumer real estate portfolio segment.

Loan Sales

In third quarter 2011, FHN executed bulk sales of certain consumer and commercial loans, a significant majority of which were nonperforming. The largest transaction was a sale of permanent mortgages with an unpaid principal balance of approximately $188 million, or $126 million after consideration of partial charge-offs and LOCOM adjustments previously taken on the loans. FHN recognized a loss on sale of $29.8 million which is recognized within the loan loss provision and $40.2 million of net charge-offs associated with this sale. FHN also sold nonperforming commercial loans with unpaid principal balance ("UPB") of approximately $32 million and $23 million after consideration of amounts already charged off. FHN recognized a loss which is reflected in the loan loss provision of $6.0 million and $7.3 million of net charge-offs related to this commercial loan bulk sale.

Allowance for Loan Losses

The ALLL includes the following components: reserves for commercial loans evaluated based on pools of credit graded loans and reserves for pools of smaller-balance homogeneous retail loans, both determined in accordance with ASC 450-20-50. The reserve factors applied to these pools are an estimate of probable incurred losses based on management's evaluation of historical net losses from loans with similar characteristics and are subject to qualitative adjustments by management to reflect current events, trends, and conditions (including economic considerations and trends). The slow economic recovery, weak housing market, elevated unemployment levels, regulatory guidance, and both positive and negative portfolio segment-specific trends, are examples of additional factors considered by management in determining the ALLL. Also included are reserves, determined in accordance with the ASC 310-10-35, for loans determined by management to be individually impaired.

Commercial

For commercial loans, reserves are established using historical net loss factors by grade level, loan product, and business segment. An assessment of the quality of individual commercial loans is made utilizing credit grades assigned internally based on a dual grading system which estimates both the probability of default (“PD”) and loss severity in the event of default. PD grades range from 1-16 while estimated loss severities, or loss given default (“LGD”) grades, range from 1-12. This credit grading system is intended to identify and measure the credit quality of the loan portfolio by analyzing the migration of loans between grading categories. It is also integral to the estimation methodology utilized in determining the allowance for loan losses since an allowance is established for pools of commercial loans based on the credit grade assigned. The appropriate relationship team performs the process of categorizing commercial loans into the appropriate credit grades, initially as a component of the approval of the loan, and subsequently throughout the life of the loan as part of the servicing regimen. The proper loan grade for larger exposures is confirmed by a senior credit officer in the approval process. To determine the most appropriate credit grade for each loan, the credit risk grading system employs scorecards for particular categories of loans that consist of a number of objective and subjective measures that are weighted in a manner that produces a rank ordering of risk within pass-graded credits. Loan grading discipline is regularly reviewed by Credit Risk Assurance to determine if the process continues to result in accurate loan grading across the portfolio. FHN may utilize availability of guarantors/sponsors to support lending decisions during the credit underwriting process and when determining the assignment of internal loan grades.

Retail

The ALLL for smaller-balance homogenous retail loans is determined based on pools of similar loan types that have similar credit risk characteristics. FHN manages retail loan credit risk on a class basis. Reserves by portfolio are determined using segmented roll-rate models that incorporate various factors including historical delinquency trends, experienced loss frequencies, and experienced loss severities. Generally, reserves for retail loans reflect inherent losses in the portfolio that are expected to be recognized over the following twelve months.

Individually Impaired

Generally, classified nonaccrual commercial loans over $1 million and all commercial and consumer loans classified TDRs are deemed to be impaired and are individually assessed for impairment measurement in accordance with ASC 310-10-35. For all commercial portfolio segments, commercial TDRs and other individually impaired commercial loans are measured based on the present value of expected future payments discounted at the loan's effective interest rate (“the DCF method”), observable market prices, or for loans that are solely dependent on the collateral for repayment, the net realizable value. For loans measured using the DCF method or by observable market prices, if the recorded investment in the impaired loan exceeds this amount, a specific allowance is established as a component of the ALLL until such time as a loss is expected and recognized; however, for impaired collateral-dependent loans, including discharged bankruptcies, FHN will charge off the full difference between the book value and the best estimate of net realizable value.

Generally, the allowance for TDRs in all consumer portfolio segments is determined by estimating the expected future cash flows using the modified interest rate (if an interest rate concession), incorporating payoff and net charge-off rates specific to the TDRs within the portfolio segment being assessed, and discounted using the pre-modification interest rate. The discount rates of variable rate TDRs are adjusted to reflect changes in the interest rate index in which the rates are tied. The discounted cash flows are then compared to the outstanding principal balance in order to determine required reserves. Residential real estate loans discharged through bankruptcy are collateral-dependent and are charged down to net realizable value.

In 2011, FHN estimated TDR reserves for the permanent mortgage portfolio segment by using roll-rate models that estimated reserves for the permanent mortgage portfolio both with and without TDRs. Additionally, a qualitative factor representing the incremental inherent loss for such TDRs was applied to estimate the total required reserves for permanent mortgage TDRs. In first quarter 2012, FHN began utilizing a DCF model for estimating such reserves consistent with all other retail portfolio segments.

The following table provides a rollforward of the allowance for loan losses by portfolio segment for 2012, 2011 and 2010:
		Commercial	Consumer	Permanent	Credit Card
(Dollars in thousands)	C&I	Real Estate	Real Estate	Mortgage	and Other	Total
Balance as of January 1, 2010	$276,648	$205,725	$215,088	$123,896	$75,557	$896,914
Adjustment due to amendments of ASC 810	-	-	16,106	8,472	-	24,578
Charge-offs	(97,272)	(127,323)	(233,269)	(71,113)	(47,564)	(576,541)
Recoveries	11,630	13,030	16,300	1,658	7,230	49,848
Provision	48,463	63,653	178,125	2,096	(22,337)	270,000
Balance as of December 31, 2010 (a) (b)	239,469	155,085	192,350	65,009	12,886	664,799
Allowance - individually evaluated for impairment	61,327	17,395	19,691	16,678	267	115,358
Allowance - collectively evaluated for impairment	178,142	137,690	172,659	48,331	12,619	549,441
Loans, net of unearned as of December 31, 2010:
Individually evaluated for impairment	208,077	242,143	67,350	99,190	764	617,524
Collectively evaluated for impairment	7,130,078	1,428,381	6,252,062	1,043,367	311,160	16,165,048
Total loans, net of unearned (a) (b)	7,338,155	1,670,524	6,319,412	1,142,557	311,924	16,782,572
Balance as of January 1, 2011	239,469	155,085	192,350	65,009	12,886	664,799
Charge-offs (c)	(76,728)	(41,147)	(164,922)	(75,218)	(19,253)	(377,268)
Recoveries	16,562	11,047	16,019	5,375	3,817	52,820
Provision	(48,890)	(69,399)	121,630	31,028	9,631	44,000
Balance as of December 31, 2011 (a) (b)	130,413	55,586	165,077	26,194	7,081	384,351
Allowance - individually evaluated for impairment	28,973	8,214	44,606	6,015	333	88,141
Allowance - collectively evaluated for impairment	101,440	47,372	120,471	20,179	6,748	296,210
Loans, net of unearned as of December 31, 2011:
Individually evaluated for impairment	164,217	115,319	112,231	80,960	1,117	473,844
Collectively evaluated for impairment	7,850,710	1,263,091	5,779,315	747,233	282,934	15,923,283
Total loans, net of unearned (a) (b)	8,014,927	1,378,410	5,891,546	828,193	284,051	16,397,127
Balance as of January 1, 2012	130,413	55,586	165,077	26,194	7,081	384,351
Charge-offs (d)	(30,887)	(19,977)	(147,918)	(13,604)	(12,624)	(225,010)
Recoveries	11,151	4,475	17,770	3,024	3,202	39,622
Provision (e)	(14,486)	(20,087)	94,020	9,314	9,239	78,000
Balance as of December 31, 2012 (a) (b)	96,191	19,997	128,949	24,928	6,898	276,963
Allowance - individually evaluated for impairment	17,799	156	35,289	21,713	203	75,160
Allowance - collectively evaluated for impairment	78,392	19,841	93,660	3,215	6,695	201,803
Loans, net of unearned as of December 31, 2012:
Individually evaluated for impairment	123,636	49,517	160,000	135,307	818	469,278
Collectively evaluated for impairment	8,673,320	1,118,718	5,528,703	630,276	288,287	16,239,304
Total loans, net of unearned (a) (b)	$8,796,956	$1,168,235	$5,688,703	$765,583	$289,105	$16,708,582
Certain previously reported amounts have been reclassified to agree with current presentation.

  Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
  Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
  2011 includes $40.2 million of charge-offs associated with loan sales, a majority of which were nonperforming permanent mortgages.
  2012 includes approximately $33 million of charge-offs associated with discharged bankruptcies, largely included in the consumer real estate portfolio segment.
  2012 includes approximately $23 million of loan loss provision related to discharged bankruptcies.

Impaired Loans

The following tables provide information at December 31, 2012 and 2011, by class related to individually impaired loans and consumer TDR's. Recorded investment is defined as the amount of the investment in a loan, before valuation allowance but which does reflect any direct write-down of the investment. For purposes of this disclosure, LOCOM has been excluded.

	2012
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$60,313	$78,287	$-	$63,145	$669
TRUPs	24,000	24,000	-	43,848	-
Income CRE	33,800	45,876	-	52,812	324
Residential CRE	14,639	22,045	-	21,502	268
Total	$132,752	$170,208	$0	$181,307	$1,261
Retail:
HELOC (a)	$20,338	$37,884	$-	$4,214	$-
R/E installment loans (a)	10,322	12,917	-	2,401	-
Permanent mortgage (a)	11,616	11,616	-	3,148	-
Total	$42,276	$62,417	$0	$9,763	$-
Impaired loans with related allowance recorded:
Commercial:
General C&I	$10,301	$10,301	$1,991	$16,182	$100
TRUPs	33,700	33,700	15,808	33,700	-
Income CRE	1,078	1,078	156	1,699	54
Residential CRE	0	0	0	11,873	-
Total	$45,079	$45,079	$17,955	$63,454	$154
Retail:
HELOC	$59,650	$59,650	$15,372	$55,348	$1,597
R/E installment loans	69,690	69,690	19,917	67,409	1,136
Permanent mortgage	123,691	123,691	21,713	108,942	2,818
Credit card & other	818	818	203	960	32
Total	$253,849	$253,849	$57,205	$232,659	$5,583
Total commercial	$177,831	$215,287	$17,955	$244,761	$1,415
Total retail	$296,125	$316,266	$57,205	$242,422	$5,583
Total impaired loans	$473,956	$531,553	$75,160	$487,183	$6,998

  All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

	2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$74,981	$95,468	$-	$58,423	$1,099
TRUPs	47,000	47,000	-	37,500	-
Income CRE	67,653	122,183	-	87,771	821
Residential CRE	24,290	40,546	-	41,846	507
Total	$213,924	$305,197	$-	$225,540	$2,427
Impaired loans with related allowance recorded:
Commercial:
General C&I	$14,444	$20,778	$5,148	$63,992	$210
TRUPs	33,700	33,700	23,825	31,850	-
Income CRE	2,222	2,222	243	18,381	41
Residential CRE	21,153	21,153	7,971	30,733	-
Total	$71,519	$77,853	$37,187	$144,956	$251
Retail:
HELOC	$49,919	$49,919	$21,548	$37,647	$891
R/E installment loans	62,312	62,312	23,058	53,356	860
Permanent mortgage	80,960	80,960	6,015	88,863	2,066
Credit card & other	1,117	1,117	333	941	48
Total	$194,308	$194,308	$50,954	$180,807	$3,865
Total commercial	$285,443	$383,050	$37,187	$370,496	$2,678
Total retail	$194,308	$194,308	$50,954	$180,807	$3,865
Total impaired loans	$479,751	$577,358	$88,141	$551,303	$6,543

Certain previously reported amounts have been reclassified to agree with current presentation.

Asset Quality Indicators

As previously discussed, FHN employs a dual grade commercial risk grading methodology to assign an estimate for PD and the LGD for each commercial loan, factors specific to various industry, portfolio, or product segments that result in a rank ordering of risk and the assignment of grades PD 1 to PD 16. Each PD grade corresponds to an estimated one-year default probability percentage; a PD 1 has the lowest expected default probability, and probabilities increase as grades progress down the scale. PD 1 through PD 12 are “pass” grades. PD grades 13-16 correspond to the regulatory-defined categories of special mention (13), substandard (14), doubtful (15), and loss (16). Pass loan grades are required to be reassessed no less frequently than annually or whenever there has been a material change in the financial condition of the borrower or risk characteristics of the relationship. All commercial loans over $1 million and certain commercial loans over $500,000 that are graded 13 or worse are reassessed on a quarterly basis. LGD grades are assigned based on a scale of 1-12 and represent FHN's expected recovery based on collateral type in the event a loan defaults.

The following tables provide the balances of commercial loan portfolio classes with associated allowance, disaggregated by PD grade as of December 31, 2012 and 2011:
	December 31, 2012
		Loans to						Allowance
	General	Mortgage		Income	Residential		Percentage	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total	of Total	Losses
PD Grade:
1	$223,753	$-	$-	$-	$-	$223,753	2%	$68
2	138,496	-	-	2,538	-	141,034	1	94
3	182,611	-	-	6,300	-	188,911	2	113
4	272,054	-	-	5,640	21	277,715	3	325
5	636,316	-	-	51,342	329	687,987	7	1,712
6	904,504	135,403	-	172,890	6,348	1,219,145	12	3,736
7	1,033,442	500,936	-	162,352	2,069	1,698,799	17	4,379
8	1,022,304	720,352	-	178,995	192	1,921,843	20	7,899
9	586,753	386,751	-	154,323	814	1,128,641	11	10,231
10	479,752	80,543	-	116,512	1,529	678,336	7	8,938
11	468,761	-	-	58,432	1,558	528,751	5	10,457
12	168,556	-	-	21,674	190	190,420	2	3,337
13	124,950	-	338,177	50,353	13,147	526,627	5	9,814
14,15,16	248,026	362	20,518	93,701	17,469	380,076	4	37,130
Collectively evaluated for impairment	6,490,278	1,824,347	358,695	1,075,052	43,666	9,792,038	98	98,233
Individually evaluated for impairment	70,614	-	53,022	34,878	14,639	173,153	2	17,955
Total commercial loans	$6,560,892	$1,824,347	$411,717	$1,109,930	$58,305	$9,965,191	100%	$116,188

	December 31, 2011
		Loans to						Allowance
	General	Mortgage		Income	Residential		Percent of	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total	Total	Losses
PD Grade:
1	$171,599	$-	$0	$-	$-	$171,599	2%	$17
2	155,954	-	0	2,620	-	158,574	2	37
3	161,802	-	0	19,487	-	181,289	2	143
4	220,874	-	0	6,796	95	227,765	2	507
5	384,731	-	0	25,383	120	410,234	4	1,290
6	892,790	156,599	0	115,155	4,175	1,168,719	12	5,388
7	892,122	663,592	0	174,938	5,707	1,736,359	19	9,394
8	978,387	391,075	0	144,159	862	1,514,483	16	14,506
9	634,339	155,152	0	152,338	2,830	944,659	10	14,599
10	476,705	27,282	0	108,205	1,284	613,476	7	10,925
11	432,244	-	0	122,898	1,614	556,756	6	13,763
12	157,120	-	-	15,012	4,370	176,502	2	5,330
13	264,109	-	334,099	75,226	7,437	680,871	7	15,331
14,15,16	295,563	491	4,081	225,405	46,975	572,515	6	57,582
Collectively evaluated for impairment	6,118,339	1,394,191	338,180	1,187,622	75,469	9,113,801	97	148,812
Individually evaluated for impairment	89,424	0	74,793	69,875	45,444	279,536	3	37,187
Total commercial loans	$6,207,763	$1,394,191	$412,973	$1,257,497	$120,913	$9,393,337	100%	$185,999
Certain previously reported amounts have been reclassified to agree with current presentation.

  Balances as of December 31, 2012 and 2011, presented net of $34.2 million in LOCOM. Based on the underlying structure of the notes, the highest possible internal grade is "13".

The retail portfolio is comprised primarily of smaller-balance loans which are very similar in nature in that most are standard products and are backed by residential real estate. Because of the similarities of retail loan-types, FHN is able to utilize the Fair Isaac Corporation (“FICO”) score, among other attributes, to assess the quality of consumer borrowers. FICO scores are refreshed on a quarterly basis in an attempt to reflect the recent risk profile of the borrowers. Accruing delinquency amounts are indicators of asset quality within the credit card and other retail portfolio.

The following tables reflect period-end balances and average FICO scores by origination vintage for the HELOC, real estate installment, and permanent mortgage classes of loans as of December 31, 2012 and 2011:

HELOC
(Dollars in thousands)	December 31, 2012			December 31, 2011
		Average	Average		Average	Average
	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance (a)	FICO	FICO	Balance (a)	FICO	FICO
pre-2003	$121,429	716	708	$182,448	723	719
2003	224,840	733	724	273,277	733	726
2004	492,482	727	718	588,016	728	720
2005	616,956	734	719	731,689	734	722
2006	455,425	741	727	543,944	741	726
2007	480,057	745	728	565,192	746	732
2008	259,298	755	748	293,168	755	749
2009	142,069	752	747	179,120	754	755
2010	141,286	754	751	174,151	755	757
2011	137,966	760	758	159,030	760	758
2012	154,883	761	759	N/A	N/A	N/A
Total	$3,226,691	741	730	$3,690,035	740	731

(a)        Balances as of December 31, 2012 and 2011 include $402.4 million and $600.2 million of restricted loan and secured borrowing balances, respectively.

R/E Installment Loans	December 31, 2012			December 31, 2011
(Dollars in thousands)		Average	Average		Average	Average
	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2003	$36,982	686	684	$56,306	689	687
2003	111,571	720	728	162,598	722	732
2004	72,280	705	705	97,313	710	708
2005	209,290	718	712	271,551	720	714
2006	224,722	718	704	295,365	721	706
2007	317,846	727	711	415,471	730	714
2008	113,279	727	722	152,820	734	729
2009	59,800	746	743	93,583	751	751
2010	153,172	746	753	195,772	747	753
2011	409,574	760	762	460,732	760	759
2012	753,496	764	761	N/A	N/A	N/A
Total	$2,462,012	743	738	$2,201,511	734	729

Permanent Mortgage	December 31, 2012			December 31, 2011
(Dollars in thousands)		Average	Average		Average	Average
	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance (a)	FICO	FICO	Balance (a)	FICO	FICO
pre-2004 (b)	$200,999	725	728	$166,104	726	739
2004	29,948	714	691	32,350	719	690
2005	49,055	740	713	60,966	740	733
2006	92,863	733	713	112,158	735	710
2007	267,367	734	711	306,776	734	706
2008	125,351	741	712	149,839	742	718
Total	$765,583	732	711	$828,193	734	717

Certain previously reported amounts have been reclassified to agree with current presentations.

  Balances as of December 31, 2012 and 2011 include $13.2 million and $40.6 million of restricted loans and secured borrowing balances, respectively.
  Increase in 2012 balance within the 2003 vintage reflected the impact of clean-up calls exercised by FHN during 2012.

The following table reflects accruing delinquency amounts for the credit card and other portfolio classes as of December 31:

	Credit Card		Other
(Dollars in thousands)	2012	2011	2012	2011
Accruing delinquent balances:
30-89 days past due	$1,731	$1,868	$626	$405
90+ days past due	1,707	1,422	126	80
Total	$3,438	$3,290	$752	$485

Nonaccrual and Past Due Loans

The following table reflects accruing and non-accruing loans by class on December 31, 2012:

	Accruing				Non-Accruing
		30-89	90 +			30-89	90 +	Total
		Days Past	Days	Total		Days	Days	Non-	Total
(Dollars in thousands)	Current	Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Loans
Commercial (C&I):
General C&I	$6,473,770	$17,484	$422	$6,491,676	$28,553	$3,631	$37,032	$69,216	$6,560,892
Loans to mortgage companies	1,822,471	1,514	-	1,823,985	-	-	362	362	1,824,347
TRUPs (a)	358,695	-	-	358,695	-	-	53,022	53,022	411,717
Total commercial C&I	8,654,936	18,998	422	8,674,356	28,553	3,631	90,416	122,600	8,796,956
Commercial real estate:
Income CRE	1,072,436	4,535	-	1,076,971	8,336	920	23,703	32,959	1,109,930
Residential CRE	45,694	-	-	45,694	1,531	-	11,080	12,611	58,305
Total
commercial real estate	1,118,130	4,535	-	1,122,665	9,867	920	34,783	45,570	1,168,235
Consumer real estate:
HELOC (b)	3,137,361	29,704	21,446	3,188,511	25,254	2,263	10,663	38,180	3,226,691
R/E installment loans	2,409,336	17,454	8,957	2,435,747	17,272	2,394	6,599	26,265	2,462,012
Total consumer real estate	5,546,697	47,158	30,403	5,624,258	42,526	4,657	17,262	64,445	5,688,703
Permanent mortgage (b)	715,425	7,845	9,592	732,862	11,426	2,542	18,753	32,721	765,583
Credit card & other
Credit card	179,171	1,731	1,707	182,609	-	-	-	-	182,609
Other	104,046	626	126	104,798	1,698	-	-	1,698	106,496
Total credit card & other	283,217	2,357	1,833	287,407	1,698	-	-	1,698	289,105
Total loans, net of unearned (c)	$16,318,405	$80,893	$42,250	$16,441,548	$94,070	$11,750	$161,214	$267,034	$16,708,582

  Total TRUPs includes LOCOM valuation allowance of $34.2 million.
  Includes restricted real estate loans and secured borrowings.
  The non-accruing balance as of December 31, 2012 includes $30.7 million of HELOC and R/E installment nonperforming loans, and $11.6 million of permanent mortgage nonperforming loans related to discharged bankruptcies. Approximately 80 percent of these nonperforming loans are current.

The following table reflects accruing and non-accruing loans by class on December 31, 2011:
	Accruing				Non-Accruing
		30-89 Days	90 + Days	Total		30-89 Days	90 + Days	Total Non-
(Dollars in thousands)	Current	Past Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Total Loans
Commercial (C&I) :
General C&I	$6,109,008	$11,576	$234	$6,120,818	$42,396	$12,938	$31,611	$86,945	$6,207,763
Loans to mortgage companies	1,393,660	40	0	1,393,700	0	-	491	491	1,394,191
TRUPs (a)	338,180	0	0	338,180	0	-	74,793	74,793	412,973
Total commercial C&I	7,840,848	11,616	234	7,852,698	42,396	12,938	106,895	162,229	8,014,927
Commercial real estate:
Income CRE	1,178,708	9,610	0	1,188,318	20,272	2,125	46,782	69,179	1,257,497
Residential CRE	74,252	875	0	75,127	25,149	7,359	13,278	45,786	120,913
Total commercial real estate	1,252,960	10,485	0	1,263,445	45,421	9,484	60,060	114,965	1,378,410
Consumer real estate:
HELOC (b)	3,598,926	44,728	25,978	3,669,632	10,446	1,079	8,878	20,403	3,690,035
R/E installment loans	2,145,181	26,310	11,647	2,183,138	11,781	1,358	5,234	18,373	2,201,511
Total consumer real estate	5,744,107	71,038	37,625	5,852,770	22,227	2,437	14,112	38,776	5,891,546
Permanent mortgage (b)	764,388	15,401	12,415	792,204	15,066	342	20,581	35,989	828,193
Credit card & other
Credit card	188,702	1,868	1,422	191,992	0	0	0	0	191,992
Other	89,433	405	80	89,918	5	0	2,136	2,141	92,059
Total credit card & other	278,135	2,273	1,502	281,910	5	0	2,136	2,141	284,051
Total loans, net of unearned	$15,880,438	$110,813	$51,776	$16,043,027	$125,115	$25,201	$203,784	$354,100	$16,397,127

  Total TRUPs includes LOCOM valuation allowance of $34.2 million.
  Includes restricted real estate loans and secured borrowings.

Troubled Debt Restructurings

As part of FHN's ongoing risk management practices, FHN attempts to work with borrowers when necessary to extend or modify loan terms to better align with their current ability to repay. Extensions and modifications to loans are made in accordance with internal policies and guidelines which conform to regulatory guidance. Each occurrence is unique to the borrower and is evaluated separately. FHN considers regulatory guidelines when restructuring loans to ensure that prudent lending practices are followed. As such, qualification criteria and payment terms consider the borrower's current and prospective ability to comply with the modified terms of the loan.

A modification is classified as a TDR if the borrower is experiencing financial difficulty and it is determined that FHN has granted a concession to the borrower. FHN may determine that a borrower is experiencing financial difficulty if the borrower is currently in default on any of its debt, or if it is probable that a borrower may default in the foreseeable future. Many aspects of a borrower's financial situation are assessed when determining whether they are experiencing financial difficulty, particularly as it relates to commercial borrowers due to the complex nature of loan structures, business/industry risk, and borrower/guarantor structures. Concessions could include reductions of interest rates, extension of the maturity date at a rate lower than current market rate for a new loan with similar risk, reduction of accrued interest, or principal forgiveness. When evaluating whether a concession has been granted, FHN also considers whether the borrower has provided additional collateral or guarantors and whether such additions adequately compensate FHN for the restructured terms. The assessments of whether a borrower is experiencing (or is likely to experience) financial difficulty and whether a concession has been granted is subjective in nature and management's judgment is required when determining whether a modification is classified as a TDR.

For all classes within the commercial portfolio segment, TDRs are typically modified through forbearance agreements (generally 3 to 6 months). Forbearance agreements could include reduced interest rates, reduced payments, release of guarantor, or entering into short sale agreements. FHN's proprietary modification programs for consumer loans are generally structured using parameters of U.S. government-sponsored programs such as Home Affordable Modification Programs (“HAMP”). Within the HELOC, R/E installment loans, and permanent mortgage classes of the consumer portfolio segment, TDRs are typically modified by reducing the interest rate (in increments of 25 basis points to a minimum of 1 percent for up to 5 years) and a possible maturity date extension to reach an affordable housing debt ratio. Contractual maturities may be extended to 40 years on permanent mortgages and to 30 years for consumer real estate loans. Within the credit card class of the consumer portfolio segment, TDRs are typically modified through either a short-term credit card hardship program or a longer-term credit card workout program. In the credit card hardship program, borrowers may be granted rate and payment reductions for 6 months to 1 year. In the credit card workout program, customers are granted a rate reduction to 0 percent and term extensions for up to 5 years to pay off the remaining balance.

In 2012, the OCC clarified that the discharge of personal liability through bankruptcy proceedings should be considered a concession. As a result, FHN classified all non-reaffirmed residential real estate loans after bankruptcy as nonaccruing TDRs in third quarter 2012.

On December 31, 2012 and 2011, FHN had $372.4 million and $284.2 million portfolio loans classified as TDRs, respectively. For TDRs in the loan portfolio, FHN had loan loss reserves of $58.9 million and $52.7 million, or 16 percent and 19 percent of TDR balances, as of December 31, 2012 and 2011, respectively. Additionally, FHN had restructured $178.2 million and $98.0 million of loans-held-for-sale as of December 31, 2012 and 2011, respectively. Loans held for sale are presented at UPB before fair value adjustments and do not carry reserves.

The following tables reflect portfolio loans that were classified as TDRs during the years ended December 31, 2012 and 2011:
	2012			2011
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
(Dollars in thousands)	Number	Recorded Investment	Recorded Investment	Number	Recorded Investment	Recorded Investment
Commercial (C&I):
General C&I	25	$24,451	$24,620	18	$15,960	$15,524
Total commercial (C&I)	25	24,451	24,620	18	15,960	15,524
Commercial real estate:
Income CRE	10	13,381	12,836	13	13,630	13,155
Residential CRE	2	88	87	6	2,257	2,735
Total commercial real estate	12	13,469	12,923	19	15,887	15,890
Consumer real estate:
HELOC	901	35,078	34,852	169	21,093	20,992
R/E installment loans	738	31,870	30,993	147	21,044	21,249
Total consumer real estate	1,639	66,948	65,845	316	42,137	42,241
Permanent mortgage	140	74,245	74,055	129	79,776	82,633
Credit card & other	201	1,121	1,081	102	451	590
Total troubled debt restructurings	2,017	$180,234	$178,524	584	$154,211	$156,878

The following table presents TDRs which re-defaulted during 2012 and 2011 and as to which the modification occurred 12 months or less prior to the re-default. Financing receivables that became classified as TDRs within the previous 12 months and for which there was a payment default during the period are calculated by first identifying TDRs that defaulted during the period and then determining whether they were modified within the 12 months prior to the default. For purposes of this disclosure, FHN defines payment default as generally 30 plus days past due.

	2012		2011
		Recorded		Recorded
(Dollars in thousands)	Number	Investment	Number	Investment
Commercial (C&I):
General C&I	38	$29,295	43	$31,663
Total commercial (C&I)	38	29,295	43	31,663
Commercial real estate:
Income CRE	23	20,172	24	26,563
Residential CRE	4	292	15	18,512
Total commercial real estate	27	20,464	39	45,075
Consumer real estate:
HELOC	34	3,722	35	6,041
R/E installment loans	36	3,619	26	2,421
Total consumer real estate	70	7,341	61	8,462
Permanent mortgage	15	6,014	37	37,976
Credit card & other	20	72	51	3,842
Total troubled debt restructurings	170	$63,186	231	$127,018

The determination of whether a TDR is placed on nonaccrual status generally follows the same internal policies and procedures as other portfolio loans. However, FHN will typically place a consumer real estate loan on nonaccrual status if it is 30 or more days delinquent upon modification into a TDR. For commercial loans, nonaccrual TDRs that are reasonably assured of repayment according to their modified terms may be returned to accrual status by FHN upon a detailed credit evaluation of the borrower's financial condition and prospects for repayment under the revised terms. For consumer loans, FHN's evaluation supporting the decision to return a modified loan to accrual status includes consideration of the borrower's sustained historical repayment performance for a reasonable period prior to the date on which the loan is returned to accrual status, which is generally a minimum of six months. For all discharged bankruptcies, loans must be placed on nonaccrual, regardless of delinquency status. FHN may also consider a borrower's sustained historical repayment performance for a reasonable time prior to the restructuring in assessing whether the borrower can meet the restructured terms, as it may indicate that the borrower is capable of servicing the level of debt under the modified terms. Otherwise, FHN will continue to classify restructured loans as nonaccrual. Consistent with regulatory guidance, upon sustained performance and classification as a TDR over FHN's year-end, the loan will be removed from TDR status as long as the modified terms were market-based at the time of modification.

Premises, Equipment And Leases	12 Months Ended
Dec. 31, 2012
Premises, Equipment And Leases [Abstract]
Premises, Equipment And Leases [Text Block]

Note 5 – Premises, Equipment and Leases

Premises and equipment on December 31 are summarized below:

(Dollars in thousands)	2012	2011
Land	$69,916	$71,376
Buildings	337,587	341,727
Leasehold improvements	42,442	44,407
Furniture, fixtures, and equipment	206,033	221,544
Premises and equipment, at cost	655,978	679,054
Less accumulated depreciation and amortization	352,705	357,801
Premises and equipment, net	$303,273	$321,253

FHN is obligated under a number of noncancelable operating leases for premises with terms up to 30 years, which may include the payment of taxes, insurance and maintenance costs. Operating leases for equipment are not material.

In 2012, FHN had gains of $3.4 million related to the sale of bank branches which is included in All other income and commissions on the Consolidated Statements of Income.

Minimum future lease payments for noncancelable operating leases, primarily on premises, on December 31, 2012 are shown below:

(Dollars in thousands)
2013	$18,492
2014	13,944
2015	11,627
2016	10,046
2017	9,375
2018 and after	34,583
Total minimum lease payments	$98,067

Payments required under capital leases are not material.

Aggregate minimum income under sublease agreements for these periods is $2.3 million.

Rent expense incurred under all operating lease obligations for the years ended December 31 is as follows:

(Dollars in thousands)	2012	2011	2010
Rent expense, gross	$23,109	$25,494	$32,673
Sublease income	(3,365)	(3,883)	(4,275)
Rent expense, net	$19,744	$21,611	$28,398

Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights [Abstract]
Mortgage Servicing Rights

Note 6 – Mortgage Servicing Rights

FHN recognizes all classes of mortgage servicing rights (“MSR”) at fair value. Classes of MSR are established based on market inputs used to determine the fair value of the servicing asset and FHN's risk management practices. See Note 22 – Fair Value of Assets & Liabilities, the “Determination of Fair Value” section for a discussion of FHN's MSR valuation methodology and Note 25 – Derivatives for a discussion of how FHN hedges the fair value of MSR. The balance of MSR included on the Consolidated Statements of Condition represents the rights to service approximately $19 billion and $24 billion of mortgage loans on December 31, 2012 and 2011, respectively, for which a servicing right has been capitalized.

Following is a summary of changes in capitalized MSR as of December 31, 2012 and 2011:

(Dollars in thousands)	First Liens	Second Liens	HELOC	Total
Fair value on January 1, 2011	$203,812	$262	$3,245	$207,319
Reductions due to loan payments	(21,539)	(41)	(215)	(21,795)
Reductions due to exercise of cleanup calls	(195)	-	-	(195)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(41,370)	-	-	(41,370)
Other changes in fair value	16	10	84	110
Fair value on December 31, 2011	$140,724	$231	$3,114	$144,069
Reductions due to loan payments	(23,806)	(35)	(348)	(24,189)
Reductions due to exercise of cleanup calls	(494)	-	-	(494)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(5,072)	-	-	(5,072)
Other changes in fair value	(38)	-	35	(3)
Fair value on December 31, 2012	$111,314	$196	$2,801	$114,311

Servicing, late, and other ancillary fees recognized within mortgage banking income were $58.9 million, $70.2 million, and $92.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. Servicing, late, and other ancillary fees recognized within other income and commissions were $2.0 million, $2.4 million, and $3.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The total value of MSR declined $29.8 million during 2012 compared to a decline of $63.3 million in 2011. Mortgage rates continued to decline during 2012, but at a slower pace than 2011 resulting in continued elevated prepayment speed assumptions and corresponding decreases in MSR value of $5.1 million and $41.3 million, respectively. In the third quarter of 2012 and second quarter of 2011, FHN exercised cleanup calls related to proprietary securitization trusts that had previously been securitized with servicing retained. Upon exercise, the associated mortgage loans were repurchased and are now included on the Consolidated Statements of Condition. Accordingly, FHN derecognized the remaining MSR associated with these loans. The remaining declines in MSR are attributable to natural run-off.

FHN services a portfolio of mortgage loans related to transfers by other parties utilizing securitization trusts. The servicing assets represent FHN's sole interest in these transactions. The total MSR recognized by FHN related to these transactions was $1.5 million and $2.6 million at December 31, 2012 and 2011, respectively. The aggregate principal balance serviced by FHN for these transactions was $.3 billion at December 31, 2012 and $.4 billion at December 31, 2011. FHN has no obligation to provide financial support and has not provided any form of support to the related trusts. The MSR recognized by FHN has been included in the first lien mortgage loans column within the rollforward of MSR.

In prior periods, FHN transferred MSR to third parties in transactions that did not qualify for sales treatment due to certain recourse provisions that were included within the sale agreements. On December 31, 2012 and 2011, FHN had $11.2 million and $14.8 million, respectively, of MSR related to these transactions. These MSR are included within the first liens mortgage loans column within the rollforward of MSR. The proceeds from these transfers have been recognized within Other short-term borrowings in the Consolidated Statements of Condition.

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Intangible Assets

Note 7 – Intangible Assets

The following is a summary of intangible assets, net of accumulated amortization, included in the Consolidated Statements of Condition:
		Other
		Intangible
(Dollars in thousands)	Goodwill	Assets (a)
December 31, 2009	$165,528	$38,256
Amortization expense (b)	-	(5,526)
Impairment (c) (d)	(3,348)	-
Additions	-	151
December 31, 2010	$162,180	$32,881
Amortization expense (b)	-	(4,380)
Impairment (c) (d)	(10,100)	-
Divestitures (d)	(18,421)	(2,258)
December 31, 2011	$133,659	$26,243
Amortization expense	-	(3,910)
Additions	583	367
December 31, 2012	$134,242	$22,700

  Represents customer lists, acquired contracts, premium on purchased deposits, and covenants not to compete.
  Amortization expense related to FHI and Msaver of $.4 million and $1.4 million for 2011 and 2010, respectively, is included in Income/(loss) from discontinued operations, net of tax on the Consolidated Statements of Income.
  See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
  See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.

The gross carrying amount of other intangible assets subject to amortization is $104.9 million on December 31, 2012, net of $82.2 million of accumulated amortization. Estimated aggregate amortization expense is expected to be $3.7 million, $3.5 million, $3.4 million, $3.2 million, and $3.0 million for the twelve-month periods of 2013, 2014, 2015, 2016, and 2017, respectively.

The agreement to sell FHI resulted in a pre-tax goodwill impairment of $10.1 million in first quarter 2011. In second quarter 2011, the remaining $16.4 million of goodwill was removed in conjunction with the divestiture. The sale of Msaver during third quarter 2011 resulted in the removal of $2.0 million of goodwill. During 2011, FHN also recognized $2.2 million and $.1 million of other intangible asset write-offs related to the FHI and Msaver divestitures, respectively.

In 2010, FHN exited its institutional equity research business, FTN Equity Capital Markets ("FTN ECM"), and incurred a pre-tax goodwill impairment of $3.3 million.

The following is a summary of gross goodwill and accumulated impairment losses and write-offs detailed by reportable segments included in the Consolidated Statements of Condition through December 31, 2012. Gross goodwill, accumulated impairments, and accumulated divestiture related write-offs were determined beginning on January 1, 2002, when a change in accounting requirements resulted in goodwill being assessed for impairment rather than being amortized.
		Regional	Capital
(Dollars in thousands)	Non-Strategic	Banking	Markets	Total
Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(100,675)	-	-	(100,675)
Accumulated divestiture related write-offs	(67,451)	-	-	(67,451)
December 31, 2009	$31,869	$36,238	$97,421	$165,528
Additions	-	-	-	-
Impairments	(3,348)	-	-	(3,348)
Divestitures	-	-	-	-
Net change in goodwill during 2010	(3,348)	-	-	(3,348)
Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(104,023)	-	-	(104,023)
Accumulated divestiture related write-offs	(67,451)	-	-	(67,451)
December 31, 2010	$28,521	$36,238	$97,421	$162,180
Additions	-	-	-	-
Impairments	(10,100)	-	-	(10,100)
Divestitures	(18,421)	-	-	(18,421)
Net change in goodwill during 2011	(28,521)	-	-	(28,521)
Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(114,123)	-	-	(114,123)
Accumulated divestiture related write-offs	(85,872)	-	-	(85,872)
December 31, 2011	$-	$36,238	$97,421	$133,659
Additions	-	-	583	583
Impairments	-	-	-	-
Divestitures	-	-	-	-
Net change in goodwill during 2012	-	-	583	583
Gross goodwill	$199,995	$36,238	$98,004	$334,237
Accumulated impairments	(114,123)	-	-	(114,123)
Accumulated divestiture related write-offs	(85,872)	-	-	(85,872)
December 31, 2012	$-	$36,238	$98,004	$134,242

Time Deposit Maturities	12 Months Ended
Dec. 31, 2012
Time Deposit Maturities [Abstract]
Time Deposit Maturities [Text Block]

Note 8 – Time Deposit Maturities

Following is a table of maturities for time deposits outstanding on December 31, 2012, which include Certificates of deposit under $100,000, Other time, and Certificates of deposit $100,000 and more. Certificates of deposit $100,000 and more totaled $.5 billion on December 31, 2012. Time deposits are included in Interest-bearing deposits on the Consolidated Statements of Condition.

(Dollars in thousands)
2013	$872,504
2014	285,568
2015	155,079
2016	95,808
2017	61,159
2018 and after	53,310
Total	$1,523,428

Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings [Abstract]
Short-Term Borrowings [Text Block]

Short-term borrowings include federal funds purchased and securities sold under agreements to repurchase, trading liabilities, and other borrowed funds.

Federal funds purchased and securities sold under agreements to repurchase generally have maturities of less than 90 days. Trading liabilities, which represent short positions in securities, are generally held for less than 90 days. Other short-term borrowings have original maturities of one year or less. On December 31, 2012, capital markets trading securities with a fair value of $80.1 million were pledged to secure other short-term borrowings.

The detail of these borrowings for the years 2012, 2011 and 2010 is presented in the following table:

(Dollars in thousands)	Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	Trading Liabilities	Other Short-term Borrowings
2012
Average balance	$1,928,891	$589,461	$450,690
Year-end balance	1,906,461	564,429	441,201
Maximum month-end outstanding	2,035,285	808,139	1,270,180
Average rate for the year	.24%	1.77%	.15%
Average rate at year-end	.22	1.88	.25
2011
Average balance	$2,159,933	$609,772	$290,344
Year-end balance	1,887,052	347,285	172,550
Maximum month-end outstanding	2,631,628	709,642	643,094
Average rate for the year	.23%	2.45%	.29%
Average rate at year-end	.23	2.34	.08
2010
Average balance	$2,615,536	$547,377	$227,772
Year-end balance	2,114,908	361,920	180,735
Maximum month-end outstanding	3,046,201	654,748	693,512
Average rate for the year	.24%	3.30%	.56%
Average rate at year-end	.22	3.01	.18

Term Borrowings	12 Months Ended
Dec. 31, 2012
Term Borrowings [Abstract]
Term Borrowings [Text Block]

Note 10 – Term Borrowings

The following table presents information pertaining to Term Borrowings reported on FHN's Consolidated Statements of Condition on December 31:

(Dollars in thousands)	2012	2011
First Tennessee Bank National Association:
Subordinated notes (a)
Matures on January 15, 2015 -- 5.05%	$330,381	$338,951
Matures on May 15, 2013 -- 4.625%	254,340	264,586
Matures on April 1, 2016 -- 5.65%	288,285	293,416
Other collateralized borrowings -- Matures on December 22, 2037
0.61% on December 31, 2012 and 0.85% on December 31, 2011 (b)	55,746	52,218
Federal Home Loan Bank borrowings (c)	2,554	2,714
First Horizon National Corporation:
Subordinated capital notes (a)
Matures on May 15, 2013 -- 4.50%	101,735	105,840
Senior capital notes
Matures on December 15, 2015 -- 5.375%	524,715	522,742
Subordinated notes (d)
Matures on April 15, 2034 -- 6.30%	214,784	220,072
FT Real Estate Securities Company, Inc.:
Cumulative preferred stock (a)
Matures on March 31, 2031 -- 9.50%	45,760	45,693
First Horizon ABS Trusts:
Other collateralized borrowings (e)
Matures on October 25, 2034
0.37% on December 31, 2012 and 0.46% on December 31, 2011	98,302	118,498
Matures on October 26, 2026
0.34% on December 31, 2012 and 0.43% on December 31, 2011	128,764	168,888
Matures on September 25, 2029
0.34% on December 31, 2012 and 0.43% on December 31, 2011	152,916	185,357
Scheduled maturity was January 25, 2024 (f)
0.68% on December 31, 2011	-	13,639
Scheduled maturity was February 25, 2034 (f)
0.48% on December 31, 2011	-	18,120
Scheduled maturity was October 25, 2034 (f)
0.55% on December 31, 2011	-	77,161
Scheduled maturity was December 2019 (f)
5.08% on December 31, 2011	-	23,641
Matures on September 1, 2032
6.42% on December 31, 2012 and 6.41% on December 31, 2011	10,200	14,823
First Tennessee New Markets Corporation Investments:
Matures on October 25, 2018 -- 4.97%	7,301	7,301
Matures on February 1, 2033 -- 4.97%	8,000	8,000
Matures on August 08, 2036 -- 2.38%	2,699	-
Total	$2,226,482	$2,481,660

  Qualifies for total capital under the risk-based capital guidelines.
  Secured by $55.7 million of trust preferred loans.
  The Federal Home Loan Bank borrowings were issued with fixed interest rates and have remaining terms of 1to 18 years. These borrowings had weighted average interest rates of 2.40 percent on December 31, 2012 and 2011.
  See Note 11-- Guaranteed Preferred Beneficial Interests in First Horizon's Junior Subordinated Debentures for further details.
  On December 31, 2012 and 2011, borrowings secured by $415.6 million and $640.8 million, respectively, of retail real estate residential loans.
  In 2012, FHN completed cleanup calls on four previously consolidated on-balance sheet consumer loan securitizations. The associated trusts were extinguished and the collateralized borrowings repaid.

Annual principal repayment requirements as of December 31, 2012 are as follows:

(Dollars in thousands)
2013	$350,161
2014	161
2015	804,161
2016	250,161
2017	161
2018 and after	718,863

All subordinated notes are unsecured and are subordinate to other present and future senior indebtedness. FTBNA's subordinated notes and FHN's subordinated capital notes qualify as Tier 2 capital under the risk-based capital guidelines.

Guaranteed Preferred Beneficial Interests In First Horizon's Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Guaranteed Preferred Beneficial Interests In First Horizon's Junior Subordinated Debentures [Abstract]
Guaranteed Preferred Beneficial Interests In Junior Subordinated Debentures [Text Block]

Note 11 – Guaranteed Preferred Beneficial Interest in First Horizon's Junior Subordinated Debentures

In 2004 First Tennessee Capital II (“Capital II”), a Delaware business trust wholly owned by FHN, issued $200 million of Capital Securities, Series B at 6.30 percent per annum. The proceeds were loaned to FHN as junior subordinated debt. FHN has, through various contractual arrangements, fully and unconditionally guaranteed all of Capital II's obligations with respect to the capital securities. The sole asset of Capital II is $206 million of junior subordinated debentures issued by FHN. These junior subordinated debentures also carry an interest rate of 6.30 percent. Both the capital securities of Capital II and the junior subordinated debentures of FHN will mature on April 15, 2034; however, FHN has the option to redeem both prior to maturity. The junior subordinated debentures are included in the Consolidated Statements of Condition in Term borrowings (see Note 10 – Term Borrowings). At year end, the capital securities fully qualified as Tier 1 capital. Beginning in 2013, Tier 1 capital treatment for these securities will begin phasing out. In 1996 First Tennessee Capital I (“Capital I”), a Delaware business trust wholly owned by FHN, issued $100 million of Capital Securities, Series A at 8.07 percent. Under regulatory capital guidelines, the capital securities qualified as Tier 1 capital. In January 2011, FHN redeemed the associated subordinate debentures and capital securities in full. The redemption notice was provided in December 2010, at which point the capital securities were no longer eligible for Tier 1 capital treatment.

Preferred Stock And Other Capital	12 Months Ended
Dec. 31, 2012
Preferred Stock And Other Capital [Abstract]
Preferred Stock And Other Capital [Text Block]

Note 12 –Preferred Stock and Other Capital

FHN Preferred Stock and Warrant

In fourth quarter 2008 FHN sold 866,540 preferred shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series CPP, along with a Warrant to purchase common stock to the U.S. Treasury ("UST") as part of its Capital Purchase Program (“Capital Purchase Program”) administered under the Troubled Asset Relief Program (“TARP”). The Warrant was immediately exercisable and was set to expire ten years after issuance. After adjustment for stock dividends distributed through January 1, 2011, the Warrant covered 14,842,321 common shares at a purchase price of $8.757 per share. On December 22, 2010, subsequent to offerings of common equity and senior debt which raised more than $750 million, FHN repurchased all of the Preferred Shares and remitted the accrued and unpaid dividends. In first quarter 2011, FHN completed the purchase and cancellation of the Warrant to purchase common stock. FHN purchased the Warrant from the UST for $79.7 million, and then canceled it. The UST no longer holds any securities of FHN under the Capital Purchase Program.

In January 2013, FHN issued $100 million of Series A Non-Cumulative Perpetual Preferred Stock. These securities qualify as Tier 1 capital. Refer to Note 28 - Other Events for additional information.

Subsidiary Preferred Stock

In 2000 FT Real Estate Securities Company, Inc. (“FTRESC”), an indirect subsidiary of FHN, issued 50 shares of 9.50 percent Cumulative Preferred Stock, Class B (“Class B Preferred Shares”), with a liquidation preference of $1.0 million per share; of those, 47 shares were issued to nonaffiliates. These securities qualify as Tier 2 capital and are presented in the Consolidated Statements of Condition as Term borrowings. FTRESC is a real estate investment trust (“REIT”) established for the purpose of acquiring, holding, and managing real estate mortgage assets. Dividends on the Class B Preferred Shares are cumulative and are payable semi-annually.

The Class B Preferred Shares are mandatorily redeemable on March 31, 2031, and redeemable at the discretion of FTRESC in the event that the Class B Preferred Shares cannot be accounted for as Tier 2 regulatory capital or there is more than an insubstantial risk that dividends paid with respect to the Class B Preferred Shares will not be fully deductible for tax purposes. They are not subject to any sinking fund and are not convertible into any other securities of FTRESC, FHN, or any of its subsidiaries. The shares are, however, automatically exchanged at the direction of the Office of the Comptroller of the Currency for preferred stock of FTBNA, having substantially the same terms as the Class B Preferred Shares in the event FTBNA becomes undercapitalized, insolvent, or in danger of becoming undercapitalized.

FTRESC also has outstanding Cumulative Perpetual Preferred Stock, Class A, which has been recognized as Noncontrolling interest on the Consolidated Statements of Condition, along with Class B Cumulative Perpetual Preferred Stock issued by First Horizon Preferred Funding, Inc. and First Horizon Preferred Funding II, Inc. Other preferred shares are outstanding but are owned by FHN subsidiaries and are eliminated in consolidation. For all periods presented, the amount included within Noncontrolling interest related to preferred shares issued from these subsidiaries was $.3 million. On January 1, 2013, First Horizon Preferred Funding III, Inc. issued $.1 million of Cumulative Perpetual Preferred Stock, Class A, which is attributable to the noncontrolling interest-holders.

In 2005 FTBNA issued 300,000 shares of Class A Non-Cumulative Perpetual Preferred Stock (“Class A Preferred Stock”) with a liquidation preference of $1,000 per share. These securities qualify as Tier 1 capital. On December 31, 2012, 2011, and 2010, $294.8 million of Class A Preferred Stock was recognized as Noncontrolling interest on the Consolidated Statements of Condition for all periods.

Regulatory Capital And Restrictions	12 Months Ended
Dec. 31, 2012
Regulatory Capital And Restrictions [Abstract]
Regulatory Capital And Restrictions

Note 13 – Regulatory Capital and Restrictions

Regulatory Capital. FHN is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on FHN's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, specific capital guidelines that involve quantitative measures of assets, liabilities, and certain derivatives as calculated under regulatory accounting practices must be met. Capital amounts and classification are also subject to qualitative judgment by the regulators about components, risk weightings, and other factors. Quantitative measures established by regulation to ensure capital adequacy require FHN to maintain minimum amounts and ratios of Total and Tier 1 capital to risk-weighted assets, and of Tier 1 capital to average assets (“Leverage”). Management believes that, as of December 31, 2012, FHN met all capital adequacy requirements to which it was subject.

The actual capital amounts and ratios of FHN and FTBNA are presented in the table below. In addition, FTBNA must also calculate its capital ratios after excluding financial subsidiaries as defined by the Gramm-Leach-Bliley Act of 1999. Based on this calculation, FTBNA's Total Capital, Tier 1 Capital, and Leverage ratios were 16.76 percent, 14.82 percent, and 12.24 percent, respectively, on December 31, 2012, and were 18.47 percent, 15.64 percent, and 12.73 percent, respectively, on December 31, 2011.

	First Horizon National		First Tennessee Bank
	Corporation		National Association
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
On December 31, 2012
Actual:
Total Capital	$3,212,008	15.94%	$3,691,056	18.49%
Tier 1 Capital	2,640,776	13.10	3,122,204	15.64
Leverage	2,640,776	10.63	3,122,204	12.66
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,612,274	8.00	1,597,033	8.00
Tier 1 Capital	806,137	4.00	798,517	4.00
Leverage	994,114	4.00	986,266	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			1,996,292	10.00
Tier 1 Capital			1,197,775	6.00
Leverage			1,232,833	5.00
On December 31, 2011
Actual:
Total Capital	$3,602,271	17.99%	$3,976,672	20.05%
Tier 1 Capital	2,850,452	14.23	3,247,268	16.37
Leverage	2,850,452	11.41	3,247,268	13.12
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,602,113	8.00	1,586,752	8.00
Tier 1 Capital	801,056	4.00	793,376	4.00
Leverage	998,891	4.00	990,281	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			1,983,440	10.00
Tier 1 Capital			1,190,064	6.00
Leverage			1,237,851	5.00

Restrictions on cash and due from banks. Under the Federal Reserve Act and Regulation D, FTBNA is required to maintain a certain amount of cash reserves. On December 31, 2012 and 2011, FTBNA's required reserves were $248.4 million and $190.7 million, respectively. At the end of 2012 and 2011, this requirement was met with $139.4 million and $142.9 million in vault cash, respectively, in addition to Federal Reserve Bank deposits. Vault cash is reflected in Cash and due from banks on the Consolidated Statements of Condition and Federal Reserve Bank deposits are reflected as Interest-bearing cash.

Restrictions on dividends. Cash dividends are paid by FHN from its assets, which are mainly provided by dividends from its subsidiaries. Certain regulatory restrictions exist regarding the ability of FTBNA to transfer funds to FHN in the form of cash, dividends, loans, or advances. As of December 31, 2012, FTBNA had undivided profits of $1.1 billion, none of which was available for distribution to FHN as dividends without prior regulatory approval. At any given time, the pertinent portions of those regulatory restrictions allow FTBNA to declare preferred or common dividends without prior regulatory approval in an amount equal to FTBNA's retained net income for the two most recent completed years plus the current year to date. For any period, FTBNA's 'retained net income' generally is equal to FTBNA's regulatory net income reduced by the preferred and common dividends declared by FTBNA. Excess dividends in either of the two most recent completed years may be offset with available retained net income in the two years immediately preceding it. Applying the applicable rules, FTBNA's total amount available for dividends was negative $247.5 million at December 31, 2012 and negative $26.7 million at January 1, 2013. FTBNA applied for and received approval from the OCC to declare and pay a common dividend to the parent company in the amount of $100 million in 2011 and 2012. FTBNA also applied for and received approval to declare and pay a common dividend to the parent company in the amount of $180 million in January 2013 and has requested approval from the OCC to declare and pay dividends on its preferred stock outstanding payable in April 2013.

The payment of cash dividends by FHN and FTBNA may also be affected or limited by other factors, such as the requirement to maintain adequate capital above regulatory guidelines and debt covenants. Furthermore, the Federal Reserve and the OCC have issued policy statements generally requiring insured banks and bank holding companies only to pay dividends out of current operating earnings. Consequently, the decision of whether FHN will pay future dividends and the amount of dividends will be affected by current operating results.

Restrictions on intercompany transactions. Under Federal banking law, banking subsidiaries may not extend credit to the parent company in excess of 10 percent of the bank's capital stock and surplus, as defined, or $347.1 million, on December 31, 2012. The parent company had covered transactions of $.8 million from FTBNA on December 31, 2012. In addition, the aggregate amount of covered transactions with all affiliates, as defined, is limited to 20 percent of the bank's capital stock and surplus, as defined, or $694.3 million, on December 31, 2012. FTBNA's total covered transactions with all affiliates including the parent company on December 31, 2012 were $119.4 million.

Other Income And Other Expense	12 Months Ended
Dec. 31, 2012
Other Income And Other Expense [Abstract]
Other Income And Other Expense

Note 14 – Other Income and Other Expense

Following is detail of All other income and commissions and All other expense as presented in the Consolidated Statements of Income:

(Dollars in thousands)	2012	2011	2010
All other income and commissions:
Bankcard income	$22,384	$22,388	$19,761
Bank-owned life insurance	18,805	19,615	25,898
Other service charges	12,935	12,182	10,368
ATM interchange fees	10,528	13,690	14,169
Electronic banking fees	6,537	6,225	7,111
Letter of credit fees	5,158	6,282	6,493
Deferred compensation (a)	4,461	(517)	3,621
Gains on extinguishment of debt	-	5,761	17,060
Other	20,257	22,782	25,572
Total	$101,065	$108,408	$130,053
All other expense:
Litigation and regulatory matters	$33,313	$41,279	$2,398
Tax credit investments	18,655	20,356	22,229
Advertising and public relations	17,439	16,884	22,840
Other insurance and taxes	10,734	13,721	11,523
Travel and entertainment	8,366	8,324	9,800
Customer relations	4,578	4,908	6,994
Employee training and dues	4,525	4,770	4,634
Supplies	3,752	3,800	4,519
Bank examinations costs	3,231	4,500	4,578
Loan insurance expense	2,355	2,907	(686)
Federal service fees	999	1,435	2,610
Other	34,610	39,069	21,856
Total	$142,557	$161,953	$113,295

Certain previously reported amounts have been reclassified to agree with current presentation.

  Deferred compensation market value adjustments are mirrored by adjustments to employee compensation, incentives, and benefits expense.

Components of Other Comprehensive Income/(Loss)	12 Months Ended
Dec. 31, 2012
Components Of Other Comprehensive Income/(Loss) [Abstract]
Components of Other Comprehensive Income/(Loss) [Text Block]

Note 15 – Components of Other Comprehensive Income/(loss)

Following is detail of "Accumulated other comprehensive income/(loss)" as presented in the Consolidated Statements of Condition:
			Accumulated Other Comprehensive Income/(Loss)

	Before-Tax Amount	Tax Benefit/ (Expense)
(Dollars in thousands)
December 31, 2009	$58,878	$(21,256)	$(114,209)
Other comprehensive income:
Unrealized market adjustments on securities available-for-sale	(31,297)	12,175	(19,122)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss)	(715)	278	(437)
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	(5,439)	2,014	(3,425)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	15,121	(5,474)	9,647
December 31, 2010	(22,330)	8,993	(127,546)
Other comprehensive income:
Unrealized market adjustments on securities available-for-sale	36,294	(14,119)	22,175
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss)	(773)	301	(472)
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	(60,953)	23,337	(37,616)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	21,556	(8,253)	13,303
December 31, 2011	(3,876)	1,266	(130,156)
Other comprehensive income:
Unrealized market adjustments on securities available-for-sale	(19,016)	7,397	(11,619)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss)	(328)	128	(200)
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	(45,110)	17,906	(27,204)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	37,867	(15,031)	22,836
December 31, 2012	$(26,587)	$10,400	$(146,343)
Certain previously reported amounts have been reclassified to agree with current presentation.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes [Text Block]

Note 16 – Income Taxes

The aggregate amount of income taxes included in the Consolidated Statements of Income and the Consolidated Statements of Equity for the years ended December 31, were as follows:

(Dollars in thousands)	2012	2011	2010
Consolidated Statements of Income:
Income tax expense/(benefit) related to continuing operations	$(85,262)	$15,836	$(21,182)
Income tax expense/(benefit) related to discontinued operations	93	(11,456)	(1,873)
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Cumulative effect of a change in accounting principle	-	-	(11,251)
Pension and postretirement plans	(2,875)	(15,084)	3,460
Unrealized gains/losses on investment securities available-for-sale	(7,525)	13,818	(12,453)
Share-based compensation	4,140	5,771	5,577
Total	$(91,429)	$8,885	$(37,722)

The components of income tax expense/(benefit) related to continuing operations for the years ended December 31, were as follows:

(Dollars in thousands)	2012	2011	2010
Current:
Federal	$(5,304)	$(29,507)	$(219,211)
State	(9,725)	6,196	(35,484)
Foreign	33	-	-
Deferred:
Federal	(59,417)	49,254	206,962
State	(10,848)	(10,107)	26,551
Foreign	(1)	-	-
Total	$(85,262)	$15,836	$(21,182)

A reconciliation of expected income tax expense/(benefit) at the federal statutory rate of 35% to the total income tax expense from continuing operations follows:

(Dollars in thousands)	2012	2011	2010
Federal income tax rate	35%	35%	35%
Tax computed at statutory rate	$(35,597)	$52,447	$18,114
Increase/(decrease) resulting from:
State income taxes	(4,234)	(2,542)	(5,806)
BOLI	(7,428)	(6,757)	(9,671)
Tax-exempt interest	(4,469)	(3,732)	(1,820)
Tax credits	(18,125)	(23,494)	(23,788)
Subsidiary liquidations	(6,733)	-	-
Other changes in unrecognized tax benefits	(8,981)	(3,884)	(3,582)
Other	305	3,798	5,371
Total	$(85,262)	$15,836	$(21,182)

Certain previously reported amounts have been reclassified to agree with current presentation.

A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax consequence is calculated by applying enacted statutory tax rates, applicable to future years, to these temporary differences. In order to support the recognition of the DTA, FHN's management must believe that the realization of the DTA is more likely than not. FHN evaluates the likelihood of realization of the DTA based on both positive and negative evidence available at the time, including (as appropriate) scheduled reversals of DTLs, projected future taxable income, tax planning strategies, and recent financial operations. Realization is dependent on generating sufficient taxable income prior to the expiration of the carryforwards attributable to the DTA. In projecting future taxable income, FHN incorporates assumptions including the amount of future state and federal pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimates used to manage the underlying business.

As of December 31, 2012, the gross DTA is $500 million. The gross DTL is $169 million as of December 31, 2012. Management has assessed the ability to realize the gross DTA within the jurisdiction from which it arises based on positive and negative evidence and on the basis of this evaluation, a valuation allowance of $(69.7) million was recorded as of December 31, 2012. The valuation allowance is attributable to certain state net operating loss ("NOL") carryforwards of $(12.6) million and to capital loss carryforwards of $(57.1) million. The change in the valuation allowance during 2012 is primarily related to the capital loss carryforward from subsidiary liquidations. The negative impact on tax expense as a result of the increase in the valuation allowance offsets the deferred tax benefit recognized related to the capital loss carryforward. Management believes it is more likely than not that the benefit of the capital loss carryover to 2013 will not be realized, because there is uncertainty as to whether FHN will generate capital gains over the five year carryforward period. The DTA after the valuation allowance is $430.3 million as of December 31, 2012. Realization is dependent on generating sufficient taxable income prior to expiration of the loss carryforwards. Although realization is not assured, FHN believes that its ability to realize the $430.3 million DTA is more likely than not.

Temporary differences which gave rise to deferred tax assets and deferred tax liabilities on December 31, 2012 and 2011 were as follows:

(Dollars in thousands)	2012	2011
Deferred tax assets:
Loss reserves	$103,701	$85,110
Employee benefits	132,906	117,593
Investment in partnerships	29,044	28,260
Foreclosed property	2,541	7,580
Accrued expenses	24,686	7,148
Capital loss carryforwards	58,453	-
Credit carryforwards	89,503	47,175
Federal NOL carryforwards	9,563	-
State NOL carryforwards	27,980	21,454
Unrecognized tax benefits	7,897	13,848
Other	13,715	17,898
Gross deferred tax assets	499,989	346,066
Valuation allowance	(69,692)	(6,718)
Deferred tax assets after valuation allowance	$430,297	$339,348
Deferred tax liabilities:
Capitalized mortgage servicing rights	$31,341	$38,515
Depreciation and amortization	47,681	39,753
Federal Home Loan Bank stock	17,388	17,285
Investment in debt securities (ASC 320)	35,175	42,700
Other intangible assets	25,187	22,368
Prepaid expenses	11,790	11,520
Other	473	1,364
Gross deferred tax liabilities	169,035	173,505
Net deferred tax asset	$261,262	$165,843

The total liability for unrecognized tax benefits ("UTB") at December 31, 2012 and December 31, 2011, was $17.6 million and $33.0 million, respectively. FHN is currently in audit in several jurisdictions. It is reasonably possible that the liability for UTB could decrease by approximately $10 million during 2013 if audits are completed and settled and if statutes expire as scheduled. FHN recognizes interest accrued and penalties related to UTB within income tax expense. FHN had approximately $4.5 million and $6.6 million accrued for the payment of interest as of December 31, 2012 and December 31, 2011, respectively.

The rollforward of unrecognized tax benefits is shown below:

(Dollars in thousands)
Balance at December 31, 2010	$38,398
Increases related to prior year tax positions	4,260
Settlements	(6,412)
Lapse of statute	(3,270)
Balance at December 31, 2011	$32,976
Increases related to prior year tax positions	250
Settlements	(5,202)
Lapse of statute	(10,386)
Balance at December 31, 2012	$17,638

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 17 – Earnings Per Share

The following tables provide a reconciliation of the numerators used in calculating earnings/(loss) per share attributable to common shareholders:

(Dollars in thousands)	2012	2011	2010
Income/(loss) from continuing operations	$(16,443)	$134,012	$72,935
Income/(loss) from discontinued operations, net of tax	148	8,618	(11,332)
Net income/(loss)	(16,295)	142,630	61,603
Net income attributable to noncontrolling interest	11,464	11,434	11,402
Net income/(loss) attributable to controlling interest	$(27,759)	$131,196	$50,201
Preferred stock dividends	-	-	107,970
Net income/(loss) available to common shareholders	$(27,759)	$131,196	$(57,769)

Income/(loss) from continuing operations	$(16,443)	$134,012	$72,935
Net income attributable to noncontrolling interest	11,464	11,434	11,402
Preferred stock dividends	-	-	107,970
Net income/(loss) from continuing operations available to common shareholders	$(27,907)	$122,578	$(46,437)

The component of Income/(loss) from continuing operations attributable to FHN as the controlling interest holder was $(27.9) million, $122.6 million, and $(46.4) million during the year ended December 31, 2012, 2011, and 2010, respectively.

The following table provides a reconciliation of weighted average common shares to diluted average common shares:

(Shares in thousands)	2012	2011	2010
Weighted average common shares outstanding - basic	248,349	260,574	235,699
Effect of dilutive securities	-	2,287	-
Weighted average common shares outstanding - diluted	248,349	262,861	235,699

The following tables provide a reconciliation of earnings/(loss) per common and diluted share:

Earnings/(loss) per common share:	2012	2011	2010
Income/(loss) per share from continuing operations available to common shareholders	$(0.11)	$0.47	$(0.20)
Income/(loss) per share from discontinued operations, net of tax	-	0.03	(0.05)
Net income/(loss) per share available to common shareholders	$(0.11)	$0.50	$(0.25)
Diluted earnings/(loss) per common share:
Diluted income/(loss) per share from continuing operations available to common shareholders	$(0.11)	$0.47	$(0.20)
Diluted income/(loss) per share from discontinued operations, net of tax	-	0.03	(0.05)
Diluted income/(loss) per share available to common shareholders	$(0.11)	$0.50	$(0.25)

Due to the net loss attributable to common shareholders for the twelve months ended December 31, 2012 and 2010, no potentially dilutive shares were included in the loss per share calculations as including such shares would have been antidilutive. For the twelve months ended December 31, 2011, the dilutive effect for all potential common shares was 2.3 million. Stock options of 10.0 million, 10.6 million, and 12.3 million with weighted average exercise prices of $22.07, $24.91 and $27.04 per share for the twelve months ended December 31, 2012, 2011 and 2010, respectively, were excluded from diluted shares because including such shares would be antidilutive. Other equity awards of 3.5 million, .6 million, and 3.3 million for the twelve months ended December 31, 2012, 2011, and 2010, respectively, were excluded from diluted shares because including such shares would have been antidilutive. Additionally 14.8 million potential common shares related to the capital purchase program ("CPP") common stock warrant were excluded from the computation of diluted loss per common share for the period ended December 31, 2010, because such shares would have been antidilutive. The CPP common stock warrant, which was repurchased in 2011, resulted in .7 million dilutive shares for the twelve-month period ended December 31, 2011.

Contingencies And Other Disclosures	12 Months Ended
Dec. 31, 2012
Contingencies And Other Disclosures [Abstract]
Contingencies And Other Disclosures

Note 18 – Contingencies and Other Disclosures

Contingencies

General

Contingent liabilities arise in the ordinary course of business, including those related to lawsuits, arbitration, mediation, and other forms of litigation. Various litigation matters are threatened or pending against FHN and its subsidiaries. Also, FHN at times receives requests for information, subpoenas, or other inquiries from federal, state, and local regulators and from other government authorities concerning various matters relating to FHN's current or former lines of business. Certain matters of that sort are pending at this time, and FHN is cooperating with the authorities involved. In view of the inherent difficulty of predicting the outcome of these matters, particularly where the claimants seek very large or indeterminate damages, or where the cases present novel legal theories or involve a large number of parties, or where claims or other actions are possible but have not been brought, FHN cannot reasonably determine what the eventual outcome of the pending matters will be, what the timing of the ultimate resolution of these matters may be, or what the eventual loss or impact related to each matter may be. FHN establishes loss contingency liabilities for litigation matters when loss is both probable and reasonably estimable as prescribed by applicable financial accounting guidance. A liability generally is not established when a loss contingency either is not probable or its amount is not reasonably estimable. If loss for a matter is probable and a range of possible loss outcomes is the best estimate available, accounting guidance would require a liability to be established at the low end of the range.

In addition, disclosure of a range of reasonably possible loss associated with litigation matters, as prescribed by applicable financial accounting guidance, is provided as to those matters where there is more than a remote chance of an estimable, material loss outcome for FHN in excess of currently established loss liabilities. Based on current knowledge, and after consultation with counsel, management is of the opinion that loss contingencies related to such pending litigation matters should not have a material adverse effect on the consolidated financial condition of FHN, but may be material to FHN's operating results for any particular reporting period depending, in part, on the results from that period.

Litigation – Gain Contingency

The Chapter 11 Liquidation Trustee (the “Trustee”) of Sentinel Management Group, Inc. (“Sentinel”) filed complaints against two subsidiaries, FTBNA and FTN Financial Securities Corp. (“FTN”), and two former FTN employees. The Trustee's claims related to Sentinel's purchases of Preferred Term Securities Limited (“PreTSL”) products and other securities from FTN and/or the FTN Financial Capital Markets division of FTBNA from March 2005 to August 2007. In July 2011, the parties reached an agreement to settle the dispute. Under the terms of the settlement the Trustee received a total of $38.5 million dollars. After considering the terms of the settlement, FHN recognized a pre-tax expense of $36.7 million during second quarter 2011 related to the settlement. FHN believes that certain insurance policies provide coverage for these losses and related litigation costs, subject to policy limits and applicable deductibles. The insurers have denied coverage. FHN has brought suit against the insurers to enforce the policies under Tennessee law. The case is in U.S. District Court for the Western District of Tennessee styled as First Horizon National Corporation, et al. v. Certain Underwriters at Lloyd's Syndicate Nos. 2987, et al., No. 2:11-cv-02608. In connection with this matter the previously recognized expense may be recouped in whole or in part. As to this matter, under applicable financial accounting guidance, FHN has determined that although material gain is not probable there is more than a slight chance of a material gain outcome for FHN. FHN cannot determine a probable outcome that may result from this matter because of the uncertainty of the potential outcomes of the legal proceedings and also due to significant uncertainties regarding: legal interpretation of the relevant contracts; potential remedies that might be available or awarded; and the incomplete status of the discovery process.

Litigation – Loss Contingencies

Set forth below are discussions of certain pending or threatened litigation matters. These material loss contingency matters generally fall into the following categories: (i) FHN has determined material loss to be probable and has established a material loss liability in accordance with applicable financial accounting guidance, other than matters reported as having been substantially settled or otherwise substantially resolved; (ii) FHN has determined material loss to be probable but is unable to determine an amount of material loss liability; or (iii) FHN has determined that material loss is not probable but is "reasonably possible" (as defined in applicable accounting guidance, there is more than a remote chance of a material loss outcome for FHN). In all litigation matters discussed, except as indicated, FHN has estimated a range of reasonably possible loss outcomes in excess of any currently established loss liabilities. In all litigation matters discussed FHN believes it has meritorious defenses and intends to pursue those defenses vigorously.

FHN reassesses the liability for litigation matters each quarter as the matters progress. At December 31, 2012, the aggregate amount of liabilities established for the litigation loss contingency matters discussed below was $33 million. Only one matter discussed under the heading "First Horizon Branded Mortgage Securitization Litigation Matters" below, the FHLB of Chicago suit, is among those matters for which a liability has been established. The liabilities discussed in this paragraph relate only to litigation matters and are separate from those discussed under the heading "Established Repurchase Liability" below.

In each potential loss contingency litigation matter discussed below, except as otherwise noted, there is a more than slight chance that each of the following outcomes will occur: the plaintiff will substantially prevail; the defense will substantially prevail; the plaintiff will prevail in part; or the matter will be settled by the parties. At December 31, 2012, FHN estimates that, for those litigation loss contingency matters discussed below as to which reasonably possible loss is estimable, reasonably possible losses in future periods in excess of currently established liabilities could aggregate in a range from zero to approximately $87 million. Of those matters discussed under the heading "First Horizon Branded Mortgage Securitization Litigation Matters," only the FHLB of Chicago, Charles Schwab, and Western & Southern suits are included in that range.

Matters Included in Reasonably Possible Loss Range

Branch Sale Litigation Matter. Manufacturers & Traders Trust Company (“M&T”) is pursuing an arbitration claim against FTBNA arising out of FTBNA's sale of certain branch assets to M&T in 2007. M&T claims that FTBNA violated its obligations to repurchase HELOCs that it sold to M&T as part of the asset sale agreement. M&T alleges that the loans either are not in conformity with FTBNA's representations about them or are insured and sold due to mutual mistake or both. At this time, as a result of rulings to date, the claim has become a demand that FTBNA repurchase certain HELOCs having an original principal balance of $45.5 million. At December 31, 2012, the HELOCs at issue included loans with an unpaid principal balance of $21.9 million and also included charged-off loans of $11.9 million. These HELOCs are not included in the mortgage repurchase pipeline discussed below as potential repurchase obligations, but instead are evaluated separately as part of this pending litigation matter based on specific facts and circumstances related to this loan sale. FHN's estimate of reasonably possible loss for this matter is subject to significant uncertainties regarding: the potential remedies that might be available or awarded; the identity and value of assets FHN may be required to repurchase; and the unpredictable nature of the arbitration process.

Debit Transaction Sequencing Litigation Matter. FTBNA is a defendant in a putative class action lawsuit concerning overdraft fees charged in connection with debit card transactions. A key claim is that the method used to order or sequence the transactions posted each day was improper. The case is styled as Hawkins v. First Tennessee Bank National Association, before the Circuit Court for Shelby County, Tennessee, Case No. CT-004085-11. The plaintiff seeks actual damages of at least $5 million, unspecified restitution of fees charged, and unspecified punitive damages, among other things. FHN's estimate of reasonably possible loss for this matter is subject to significant uncertainties regarding: whether a class will be certified and, if so, the definition of the class; claims as to which no dollar amount is specified; the potential remedies that might be available or awarded; the outcome of potentially dispositive early-stage motions such as motions to dismiss; and the lack of discovery. FHN also is aware that claims which appear to be somewhat similar have been brought against other financial institutions, and that a recent federal appellate decision is supportive of pre-emption defenses that FHN has asserted in the Hawkins suit.

First Horizon Branded Mortgage Securitization Litigation Matters - Certain Matters. Several pending litigation matters are discussed under the heading "First Horizon Branded Mortgage Securitization Litigation Matters" below. For certain of those FHN has been able to estimate reasonably possible loss. Those estimable matters are the FHLB of Chicago, Charles Schwab, and Western & Southern cases. The estimates for those matters are included in the range of reasonably possible loss discussed above and are subject to significant uncertainties regarding: the dollar amount claimed; the potential remedies that might be available or awarded; the outcome of any settlement discussions; the outcome of potentially dispositive early stage motions such as motions to dismiss; the identity and value of assets that FHN may be required to repurchase to the extent asset repurchase is sought; the incomplete status of the discovery process; and the lack of precedent claims. The other such securitization matters are not included in the reasonably possible loss range discussed above.

Matters Not Included in Reasonably Possible Loss Range

First Horizon Branded Mortgage Securitization Litigation Matters. Prior to September 2008 FHN originated and sold home loan products through various channels and conducted its servicing business under the First Horizon Home Loans and First Tennessee Mortgage Servicing brands. Those sales channels included the securitization of loans into pools held by trustees and the sale of the resulting securities, sometimes called “certificates,” to investors. These activities are discussed in more detail below under the heading “Legacy Home Loan Sales and Servicing.”

At the time this report is filed, FHN, along with multiple defendants, is defending several lawsuits brought by investors which claim that the offering documents under which certificates relating to First Horizon branded securitizations ("FH proprietary securitizations") were sold to them were materially deficient. The plaintiffs and venues of these suits are: (1) the Federal Housing Finance Agency (“FHFA”), as conservator for Fannie Mae and Freddie Mac, in U.S. District Court for the Southern District of New York (Case No. 11-cv-6193 (PGG)); (2) Charles Schwab Corp. in the Superior Court of San Francisco, California (Case No. 10-501610); (3) FHLB of Chicago in the Circuit Court of Cook County, Illinois (Case No. 10 CH 45033); (4) Western & Southern Life Insurance Co, among others in the Court of Common Pleas, Hamilton County, Ohio (Case No. A1105352); (5) Federal Deposit Insurance Corporation ("FDIC") as receiver for Colonial Bank, in the U.S. District Court for the Middle District of Alabama (Case No. CV-12-791-WKW-WC); and (6) FDIC as a receiver for Colonial Bank, in the U.S. District Court for the Southern District of New York (Case No. 12 Civ. 6166 (LLS)(MHD)). The plaintiffs in the pending suits claim to have purchased certificates in a number of separate FH proprietary securitizations and demand that FHN repurchase their investments, or answer in damages or rescission, among other remedies sought.

In some of these suits, underwriters are co-defendants and have demanded, under provisions in the applicable underwriting agreements, that FHN indemnify them for their expenses and any losses they may incur. In addition, FHN has received indemnity demands from underwriters in certain other suits as to which investors claim to have purchased senior certificates in FH proprietary securitizations. FHN has not been named a defendant in these suits, which FHN is defending indirectly as indemnitor. The plaintiffs and venues of these other suits are: (7) FHLB of San Francisco, in the Superior Court of San Francisco County, California (Case No. CGC-10-497840); (8) Metropolitan Life Insurance Co., in the Supreme Court of New York County, New York (No. 651360-2012); and (9) Royal Park Invs. SA/NV, in the Supreme Court of New York County, New York (No. 652607-2012).

Details concerning the original purchase amounts and ending balance of the investments at issue in these suits, as to which FHN is a named defendant or as to which FHN has an agreement to indemnify an underwriter defendant, are set forth below. Information on the performance of the FH proprietary securitizations related to these suits is available in monthly reports published by the trustee for the securitization trusts. FHN believes that certain plaintiffs did not purchase the entire certificate in the securitizations in which they invested.  Reporting by the trustee is at a certificate level and as a result, ending certificate balances in the following table were adjusted to reflect FHN's estimate of the ending balance of the certificates purchased by these plaintiffs. Plaintiffs in the pending lawsuits claimed to have purchased a total of $1.2 billion of certificates and the purchase price of the certificates subject to the indemnification requests total $331.4 million. “Senior” and “Junior” refer to the ranking of the investments in broad terms; in most cases the securitization provided for sub-classifications within the Senior or Junior groups.

	Alt-A		Jumbo
(Dollars in thousands)	Senior	Junior	Senior	Junior
Vintage
Purchase Price:
2005 (a)	$843,868	$-	$30,000	$-
2006 (a)	307,926	-	84,659	9,793
2007	204,061	-	50,000	7,084
Total	$1,355,855	$-	$164,659	$16,877
Ending Balance:
2005	$335,144	$-	$11,590	$-
2006	121,049	-	30,987	4,055
2007	113,936	-	18,235	-
Total	$570,129	$-	$60,812	$4,055

  The amounts shown in the table which are the subject of the FHFA litigations include $230,020 of the Senior Alt-A loans from 2006 and $643,751 of the Senior Alt-A loans from 2005.

If FHN were to repurchase certificates, it would recognize as a loss the difference between the amount paid (adjusted for any related litigation liability previously established) and the fair value of the certificates at that time.

The ending certificate balance of the investments which are the subject of the FHFA lawsuit was $338.9 million as reported on the December 25, 2012 trust statements, with approximately 85 percent of the remaining balances performing. Cumulative losses on the FHFA investments which are the subject of the lawsuit, as reported on the trust statements, represent approximately 6 percent of the original principal amount underlying the certificates purchased. The total ending certificate balance of the investments which are the subject of the remaining lawsuits was $296.1 million as reported on the December 25, 2012 trust statements, with approximately 80 percent of the remaining balances performing. Cumulative losses on the investments which are the subject of the remaining lawsuits, as reported on the trust statements, represent approximately 5 percent of the original principal amount underlying the certificates purchased. Ending certificate balances reflect the remaining principal balance on the certificates, after the monthly principal and interest distributions and after reduction for applicable cumulative and current realized losses. Recognized cumulative losses may not take into account all outstanding principal and interest amounts advanced by the servicer due to nonpayment by the borrowers; reimbursement of those advances to the servicer may increase cumulative losses. Losses are often reported by the trustee based on each certificate within a pool or group, which limits FHN's ability to ascertain losses at the individual investor level.

FHN has been able to estimate reasonably possible loss for the FHLB of Chicago, Charles Schwab, and Western & Southern suits, as discussed above. For the other suits, FHN is unable to estimate a range of reasonably possible loss due to significant uncertainties regarding: claims as to which the claimant specifies no dollar amount; the potential remedies that might be available or awarded; the availability of significantly dispositive defenses such as statutes of limitations or repose; the outcome of potentially dispositive early-stage motions such as motions to dismiss; the identity and value of assets that FHN may be required to repurchase for those claims seeking asset repurchase; the incomplete status of the discovery process; the lack of a precise statement of damages; and lack of precedent claims.

As discussed under “Legacy Home Loan Sales and Servicing,” similar claims may be pursued by other investors, and loan repurchase, make-whole, or indemnity claims may be pursued by securitization trustees or other parties to transactions seeking indemnity. At December 31, 2012, except for the FHLB of Chicago suit, FHN had not recognized a liability for exposure for investment rescission or damages arising from the foregoing or other potential claims by investors that the offering documents under which the loans were securitized were materially deficient, nor for exposure for repurchase of loans arising from potential claims that FHN breached its representations and warranties made in FH proprietary securitizations at closing.

Contract Claim Settlement Process – Mortgage Repurchase Pipeline

For several years FHN has received claims from GSEs, other government agencies, mortgage insurers, and others that FHN breached certain representations and warranties made in connection with whole-loan sales prior to September 2008. Generally such claims request or otherwise demand that FHN repurchase the loans or otherwise make the purchaser whole. FHN analyzes these claims using a pipeline approach. FHN reviews each claim in the pipeline and either offers to satisfy the claim or rejects the claim by asking the claimant to rescind it. FHN has established a material loss liability for probable incurred losses related to repurchase obligations for breaches of representations and warranties. As of December 31, 2012 none of these claims had become active litigation. These matters and the associated reserving methodologies are discussed under “Legacy Home Loan Sales and Servicing."

Legacy Home Loan Sales and Servicing

Overview

Prior to September 2008, as a means to provide liquidity for its legacy mortgage banking business, FHN originated loans through its legacy mortgage business, primarily first lien home loans, with the intention of selling them. Some government-insured and government-guaranteed loans were originated with credit recourse retained by FHN and some other mortgages were originated to be held, but predominantly mortgage loans were intended to be sold without recourse for credit default. Sales typically were effected either as non-recourse whole-loan sales or through non-recourse proprietary securitizations. Conventional conforming single-family residential mortgage loans were sold predominately to two GSEs - Fannie Mae and Freddie Mac. Federally insured or guaranteed whole-loans were pooled, and payments to investors were guaranteed through Ginnie Mae. Many mortgage loan originations, especially those "nonconforming" mortgage loans that did not meet criteria for whole-loan sales to the GSEs, or insurance through Ginnie (collectively, the "Agencies"), were sold to investors, or certificate-holders, predominantly through proprietary securitizations but also, to a lesser extent, through whole-loan sales to private non-Agency purchasers. In addition, FHN originated with the intent to sell and sold HELOCs and second lien mortgages through whole-loan sales to private purchasers and, to a lesser extent, through proprietary securitizations.

Regarding these past first lien loan sale activities, FHN has exposure to potential loss primarily through two avenues. First, purchasers of these mortgage loans may request that FHN repurchase loans or make the purchaser whole for economic losses incurred if it is determined that FHN violated certain contractual representations and warranties made at the time of these sales. Contractual representations and warranties differ based on deal structure and counterparty. For whole-loan sales, a claimant generally would be the purchaser. For securitizations, a repurchase claimant generally would be a trustee. Second, investors in securitizations may attempt to achieve rescission of their investments or damages through litigation by claiming that the applicable offering documents were materially deficient. In addition, overlaying these avenues: some of the loans that were sold or securitized were insured and the insurance carrier may seek repurchase or make-whole remedies by claiming that FHN violated certain contractual representations and warranties made in connection with the insurance contract; and, some of the loans sold to non-Agency whole-loan purchasers were included in securitizations of the purchasers, and the purchasers may seek repurchase or indemnification for losses and expenses caused by such a violation by FHN. In some cases FHN retains the servicing of the loans sold or securitized and so has substantial visibility into the status of the loans; in many cases FHN does not retain servicing and has had very limited or no such direct visibility.

From 2005 through 2008, FHN originated and sold $69.5 billion of mortgage loans without recourse which includes $57.6 billion of loans sold to GSEs and $11.9 billion of loans guaranteed by Ginnie Mae. Although additional GSE sales occurred in earlier years, a substantial majority of GSE repurchase requests have come from that period. In addition, for many years ending in 2007, FHN securitized mortgage loans without recourse in First Horizon branded proprietary transactions. From 2005 through 2007, FHN securitized $26.7 billion of mortgage loans under the First Horizon ("FH") brand.

On August 31, 2008 FHN sold its national mortgage and servicing platforms along with a portion of its servicing assets and obligations. This is sometimes referred to as the “2008 sale,” the “2008 divestiture,” the “platform sale,” or other similar words. FHN contracted with the purchaser to have its remaining servicing obligations sub-serviced by the purchaser through August 2011.

Loans Sold With Full or Limited Recourse

Although not a substantial part of FHN's former business, FHN sold certain Agency mortgage loans with full recourse under agreements to repurchase the loans upon default. Loans sold with full recourse generally include mortgage loans sold to investors in the secondary market which are uninsurable under government guaranteed mortgage loan programs due to issues associated with underwriting activities, documentation, or other concerns. For mortgage insured single-family residential loans, in the event of borrower nonperformance, FHN would assume losses to the extent they exceed the value of the collateral and private mortgage insurance (“MI”), the FHA insurance, or the Veteran's Administration (“VA”) guaranty. On December 31, 2012 and 2011, the current UPB of single-family residential loans that were sold on a full recourse basis with servicing retained was $36.1 million and $45.3 million, respectively.

Loans sold with limited recourse include loans sold under government guaranteed mortgage loan programs including the FHA and VA. FHN may absorb losses due to uncollected interest and foreclosure costs but has limited risk of credit losses in the event of foreclosure of the mortgage loan sold. Generally, the amount of recourse liability in the event of foreclosure is determined based upon the respective government program and/or the sale or disposal of the foreclosed property collateralizing the mortgage loan. Another instance of limited recourse is the VA/No bid. In this case, the VA guarantee is limited and FHN may be required to fund any deficiency in excess of the VA guarantee if the loan goes to foreclosure.

FHN also has potential loss exposure from claims that FHN violated FHA or VA requirements related to the origination of the loans and guarantee claims filed related to the loans. In addition, FHN is cooperating with the U.S. Department of Justice and the Office of the Inspector General for the Department of Housing and Urban Development in a civil investigation regarding compliance with requirements relating to certain FHA-guaranteed loans.

Unless otherwise noted, the remaining discussion under this section, “Legacy Home Loan Sales and Servicing,” excludes information concerning full or limited recourse loan sales.

Agency Whole-loan Sales

Substantially all of the conventional, conforming mortgage loans originated by FHN were sold to the GSEs. Each agency has specific guidelines and criteria for originators and servicers of loans backing their respective securities, and the risk of credit loss with regard to the principal amount of the loans sold was generally transferred to the GSEs upon sale, or resides with the insuring government agency if the loans were guaranteed through Ginnie.

Generally these loans were sold without recourse for credit loss. However, if it is determined that the loans sold were in breach of representations or warranties required by the Agency and made by FHN at the time of sale, FHN has obligations to either repurchase the loan for the UPB or make the purchaser whole for the economic loss incurred by the purchaser of such loan. Such representations and warranties required by the Agencies typically include those made regarding the existence and sufficiency of file documentation and the absence of fraud by borrowers or other third parties such as appraisers in connection with obtaining the loan. A substantial amount of FHN's existing repurchase obligations from outstanding requests relate to conforming conventional mortgage loans that were sold to the GSEs. Since the mortgage platform sale in 2008 through December 31, 2012, Agencies have accounted for the vast majority of repurchase/make-whole claims received.

First Horizon Branded Proprietary Mortgage Securitizations

From 2005 through 2007 FHN originated and sold certain non-agency, nonconforming mortgage loans, consisting of Jumbo and Alternative-A (“Alt A”) first lien mortgage loans, to private investors through 80 proprietary securitization trusts under the FH brand. Securitized loans generally were sold indirectly to investors as interests, commonly known as certificates, in trusts or other vehicles. The certificates were sold to a variety of investors, including GSEs in some cases, through securities offerings under a prospectus or other offering documents. In most cases, the certificates were tiered into different risk classes, with junior classes exposed to trust losses first and senior classes exposed only after junior classes were exhausted. FHN still services substantially all of the remaining loans sold through FH proprietary securitizations. As of December 31, 2012, the remaining UPB in active FH proprietary securitizations from 2005 through 2007 was $8.5 billion consisting of $5.7 billion Alt-A mortgage loans and $2.8 billion Jumbo mortgage loans. Representations and warranties were made to the trustee for the benefit of investors. As such, FHN has exposure for repurchase of loans arising from claims that FHN breached its representations and warranties made at closing, and exposure for investment rescission or damages arising from claims by investors that the offering documents under which the loans were securitized were materially deficient. As of December 31, 2012, the repurchase request pipeline contained no repurchase requests related to FH proprietary first lien securitizations based on breaches of representations and warranties.

Unlike loans sold to GSEs, contractual representations and warranties for FH proprietary first lien securitizations do not include specific representations regarding the absence of other-party fraud or negligence in the underwriting or origination of the mortgage loans. Securitization documents typically provide the investors with a right to request that the trustee investigate and initiate repurchase of a mortgage loan if FHN breached certain representations and warranties made at the time the securitization closed and such breach materially and adversely affects the interests of the investors in such mortgage loan. The securitization documents do not require the trustee to make an investigation into the facts or matters stated in any investor request or notice unless requested in writing to do so by the holders of certificates evidencing not less than 25 percent of the voting rights allocated to each class of certificates. The certificate holders may also be required to indemnify the trustee for its costs related to investigations made in connection with repurchase actions. FHN has no knowledge of any investor requests to the trustee of an FH proprietary securitization to investigate mortgage loans for possible breach of representations and warranties. GSEs were among the purchasers of certificates in FH proprietary securitizations. As such, they are entitled to the benefits of the same representations and warranties as other investors. However, the GSEs, acting through their conservator under federal law, are permitted to undertake, independently of other investors, reviews of FHN's mortgage loan origination and servicing files. Such reviews are commenced using a subpoena process. If, because of such reviews, the GSEs determine there has been a breach of a representation or warranty that has had a material and adverse affect on the interests of the investors in any mortgage loan, the GSEs may attempt to persuade or compel enforcement of a repurchase obligation against FHN by the securitization trustee. Certain other government entities have asserted a similar right of review not generally available to other investors. As discussed in more detail below, FHN has received several such subpoenas.

In addition, the FH proprietary securitization trustee generally may initiate a loan review, without prior official action by investors, for the purpose of determining compliance with applicable representations and warranties with respect to any or all of the active FH proprietary securitizations. If non-compliance is discovered, the trustee may seek repurchase or other relief. At December 31, 2012, FHN's trustee had made no claims against FHN and no litigation by the trustee was pending against FHN. Accordingly, FHN is not able to estimate any liability for this risk. FHN similarly is not able to estimate a range of reasonably possible losses associated with this risk, and no such amounts are included in the aggregate range discussed above. Those inabilities are due to significant uncertainties regarding: the absence of claims made; the nature and outcome of any claims process or related settlement discussions; the outcome of litigation if litigation is pursued; the identity and value of assets that FHN may be required to repurchase to the extent asset repurchase is sought; and the lack of precedent claims.

Also unlike loans sold to the GSEs through non-recourse whole-loan sales, interests in securitized loans were sold as securities under prospectuses or other offering documents subject to the disclosure requirements of applicable federal and state securities laws. As an alternative to pursuing a claim for breach of representations and warranties through the trustee as mentioned above, investors could pursue (and in certain cases mentioned below, are pursuing) a claim alleging that the prospectus or other disclosure documents were deficient by containing materially false or misleading information or by omitting material information. Claims for such disclosure deficiencies typically could be brought under applicable federal or state securities statutes, and the statutory remedies typically could include rescission of the investment or monetary damages measured in relation to the original investment made. Any such statutory claim would be subject to applicable limitation periods and other statutory defenses. If a plaintiff properly made and proved its allegations, the plaintiff might attempt to claim that damages could include loss of market value on the investment even if there were little or no credit loss in the underlying loans. Claims based on alleged disclosure deficiencies also could be brought as traditional fraud or negligence claims with a wider scope of damages possible. Each investor could bring such a claim individually, without acting through the trustee to pursue a claim for breach of representations and warranties, and investors could attempt joint claims or attempt to pursue claims on a class-action basis. Claims of this sort are likely to be resolved in a litigation context in most cases, unlike most of the GSE repurchase requests. The analysis of loss content and establishment of appropriate liabilities in those cases would follow principles and practices associated with litigation matters, including an analysis of available procedural and substantive defenses in each particular case, a determination of whether material loss is probable, and (if so) an estimation of the amount of ultimate loss, if any can be estimated. FHN expects most litigation claims to take much longer to resolve than repurchase requests typically have taken.

Monoline insurance is a form of credit enhancement provided to a securitization by an insurer not affiliated with FHN. Subject to the terms and conditions of the policy, the insurer guarantees payments of accrued interest and principal due to the investors. None of the FH proprietary first lien securitizations involved the use of monoline insurance for the benefit of all classes of security holders. In certain limited situations, insurance was provided for a specific senior retail class of holders within an individual securitization. The only insured certificate more recent than 2004 is from 2005 and covered $25.0 million of original certificate balance. The trustee statement dated December 25, 2012 reported to FHN that the remaining outstanding certificate balance for the class was $23.7 million. FHN understands that some monoline insurers have commenced lawsuits against others in the industry seeking to rescind policies of this sort due to alleged misrepresentations as to the quality of the loan portfolio insured. FHN has not received notice of a lawsuit from the monoline insurers of the senior retail level class.

Certain government entities acting on behalf of several purchasers of FH proprietary and other securitizations have subpoenaed information from FHN and others. In 2009 FHN was subpoenaed by the federal regulator of credit unions, the National Credit Union Administration (“NCUA”), related to FH proprietary securitization investments by certain federal credit unions. There has been little communication with FHN associated with this matter since 2010. FHN has been subpoenaed by the FHFA acting as conservator for Fannie Mae and Freddie Mac related to securitization investments by those institutions. In addition, the FHLB of San Francisco and FHLB of Atlanta have subpoenaed FHN for purposes of a loan origination review related to certain of their securitization investments. Collectively, the NCUA, FHFA and FHLB subpoenas seek information concerning a number of FH proprietary first lien securitizations and a FH proprietary HELOC securitization during 2005 and 2006. In addition, the FDIC, acting on behalf of certain failed banks, has also subpoenaed FHN related to FH proprietary securitization investments by those institutions. The FDIC, FHFA, and FHLB of San Francisco subpoenas also concern loans sold by FHN to non-Agency purchasers on a whole-loan basis which were included by those purchasers in non-FH securitizations. The FDIC subpoena fails to identify the specific investments made by the failed banks. Other than the dollar amounts of those investments which are the subject of the FDIC's active litigation as receiver for Colonial Bank, FHN has limited information regarding at least some of the loans under review or the dollar amounts invested in the FDIC, FHFA, and FHLB of San Francisco subpoenas. The FDIC subpoenas overlap partially, and the FHFA subpoenas overlap substantially, with the ongoing litigation matters mentioned above under “Litigation – Loss Contingencies.”

These subpoenas relate to ongoing reviews which ultimately could result in claims against FHN. The original and current (as of the December 25, 2012 trust statements) combined first lien certificate balances of the related FH proprietary first lien securitizations in which the credit unions invested were $321.6 million and $132.4 million, respectively. The original and current (as of the December 25, 2012 trust statements) HELOC certificate balances of the related FH proprietary HELOC securitization in which the credit unions invested was $299.8 million and $98.2 million. The original and current certificate balances of the FH proprietary securitizations in which the FHLB of San Francisco invested are $601.1 million and $191.9 million respectively. The original and current certificate balances of the FH proprietary securitizations in which the FHLB of Atlanta invested are $56.1 million and $14.3 million, respectively. There are limitations as to FHN's knowledge of the amount of investments made that are subject to the FDIC, FHFA, and FHLB of San Francisco subpoenas. Since the reviews at this time are neither repurchase claims nor litigation, the associated loans are not considered part of the repurchase pipeline.

Other First Horizon Branded Proprietary Securitizations

FHN also originated and sold home equity lines and second lien loans through certain FH proprietary securitization trusts, most of which related to HELOC loans. As of December 31, 2012, only three of those securitizations, all HELOC, remain active; the rest have been retired as a result of clean-up calls exercised by FHN. Each remaining trust issued notes backed by these loans and publicly offered the asset-backed notes to investors pursuant to a prospectus. The Trustee statements dated December 25, 2012, reported that the cumulative original and current outstanding note balances of the FH proprietary HELOC securitizations were $961.8 million and $368.1 million, respectively.

The loans in the FH HELOC securitization trusts are included on FHN's balance sheet in accordance with Generally Accepted Accounting Principles either as consolidated variable interest entities (“VIEs”) or because the securitization did not qualify for sale treatment under GAAP. These loans and the associated credit risk are reflected in FHN's consolidated financial statements. As of December 31, 2012, the loans related to the consolidated VIEs and the associated ALLL are reflected as “restricted” on the Consolidated Statements of Condition.

The asset-backed notes issued in the FH proprietary HELOC securitizations were “wrapped” by monoline insurers. FHN understands that some monoline insurers have commenced lawsuits against other originators of asset-backed securities seeking to cancel policies of this sort due to alleged misrepresentations as to the quality of the loan portfolio insured. FHN has not received notice from a monoline insurer of any such lawsuit. The monoline insurers also have certain contractual rights to pursue repurchase and indemnification. In response to unreimbursed insurance draws resulting from insufficient remittances to investors, two monoline insurers of certain FH proprietary HELOC securitizations have commenced reviews of these HELOC securitizations and certain underlying loan files, underwriting guidelines, and payment histories. Repurchase requests have been received; in some cases requests have been rescinded and in others repurchases have been made. Because the underlying loans and their associated loss content are recorded on FHN's balance sheet, FHN reviews the portfolio each quarter for inherent loss and has established reserves for loss content. For that reason, FHN does not include these requests in the repurchase pipeline reported for first lien mortgages, and FHN believes that any ultimate cash payouts related to these loans are unlikely to have any material impact upon FHN's financial results as such payouts would be reflected as reductions to the existing balance of restricted or secured term borrowings. Additionally, advances made by monoline insurers for the benefit of security holders have been recognized within restricted or secured term borrowings in the Consolidated Statements of Condition. This recognition practice is used because the insurers have a higher priority to certain cash flows from the securitization trusts than FHN.

Other Whole-loan Sales

FHN has sold first lien mortgages without recourse through whole-loan sales to non-Agency purchasers. FHN made contractual representations and warranties to the purchasers generally similar to those made to Agency purchasers. As of December 31, 2012, the amount of repurchase/make-whole claims related to such other whole-loan sales was negligible. These claims are included in FHN's liability methodology and the assessment of the adequacy of the repurchase and foreclosure liability.

Many of these loans were included by the purchasers in non-FH securitizations. FHN's contractual representations and warranties to these loan purchasers generally included indemnity covenants for losses and expenses applicable to the securitization caused by FHN's breach. FHN has received indemnification requests from UBS Securities LLC and certain affiliates, and from certain affiliates of Citigroup. FHN also has received subpoenas seeking loan reviews in certain cases where FHN is not a defendant. In addition, the trustee of a non-FH securitization which included FHN loans has commenced a legal proceeding against FHN and others seeking repurchase or make-whole based on claimed breaches of representations and warranties made to the purchaser/securitizer. The trustee is basing its claim, in part, on an assignment of contractual rights FHN gave to FHN's loan purchaser. The trustee has not yet provided verification that the loans at issue were originated by FHN and, accordingly, FHN is not able to assess whether breaches occurred or whether FHN is responsible for any such breaches. These matters are not included in the repurchase pipeline.

Private Mortgage Insurance

MI was required by GSE rules for certain of the loans sold to GSEs and was also provided for certain of the loans that were securitized. MI generally was provided for the first lien loans sold or securitized having a loan-to-value ratio at origination of greater than 80 percent. Although unresolved MI cancellation notices related to GSE-owned loans are not formal repurchase requests, FHN includes these in the active repurchase request pipeline. FHN tracks and monitors MI cancellation notices received and considers the amount of loans sold to GSEs where MI coverage has ultimately been lost when assessing the overall adequacy of FHN's repurchase liability. As of December 31, 2012 and 2011, $436.0 million and $330.1 million, respectively, of loans sold or securitized have lost MI coverage.

Established Repurchase Liability

In second quarter 2012, significant new information was received from Fannie Mae, including information relating to loans previously transferred and no longer serviced by FHN. Fannie Mae updates this information periodically, and updated this information most recently in the fourth quarter. FHN's current estimate of losses associated with repurchase obligations for loans sold to Fannie and Freddie is based on Fannie's information as most recently updated. That information includes: trends and status of loans currently selected for review and potential repurchase demand; information about loans, by vintage year, concerning portfolio attrition, delinquency, default, payoff, and unpaid balance; and information supporting anticipated future selections (for review and potential repurchase demand) from liquidated loans and seriously delinquent loan pools. Based on currently available information and experience to date, FHN has evaluated its exposure under all of these obligations and accordingly had reserved for losses of $234.1 million and $167.4 million as of December 31, 2012 and 2011, respectively, including a smaller amount related to equity-lending junior lien loan sales. A vast majority of this liability relates to obligations associated with the sale of first lien mortgages to GSEs through the legacy mortgage banking business. Accrued liabilities for FHN's estimate of these obligations are reflected in Other liabilities on the Consolidated Statements of Condition. Charges to increase the liability are included within Repurchase and foreclosure provision on the Consolidated Statements of Income. The estimate is based upon currently available information and fact patterns that exist as of the balance sheet date and could be subject to future changes. Changes to any one of these factors could significantly impact the estimate of FHN's liability.

Servicing and Foreclosure Practices

FHN services a predominately first lien mortgage loan portfolio with an unpaid principal balance of approximately $19 billion as of December 31, 2012. A substantial portion of the first lien portfolio is serviced through a subservicer. The first lien portfolio is held primarily by private security holders and GSEs, with less significant portions held by other private investors. In connection with its servicing activities, FHN collects and remits the principal and interest payments on the underlying loans for the account of the appropriate investor. In the event of delinquency or non-payment on a loan in a private or agency securitization: (1) the terms of the private securities agreements generally require FHN, as servicer, to continue to make monthly advances of principal and interest (“P&I”) to the trustee for the benefit of the investors; and (2) the terms of the majority of the agency agreements may require the servicer to make advances of P&I, or in certain circumstances to repurchase the loan out of the trust pool. In the event payments are ultimately made by FHN to satisfy this obligation, P&I advances and servicer advances are recoverable from: (1) the liquidation proceeds of the property securing the loan, in the case of private securitizations and (2) the proceeds of the foreclosure sale by the government agency, in the case of government agency-owned loans. As of December 31, 2012 and 2011, FHN has recognized servicing and P&I advances of $303.3 million and $345.9 million, respectively. Servicing and P&I advances are included in Other assets on the Consolidated Statements of Condition.

FHN is subject to losses in its loan servicing portfolio due to loan foreclosures. Foreclosure exposure arises from certain government agency agreements, as well as agreements with MI insurers, which limit the agency's repayment guarantees on foreclosed loans and allow compensatory fees and penalties and curtailments of claims for violations of agreements or insured policies, resulting in losses to the servicer. Foreclosure exposure also includes real estate costs, marketing costs, and costs to maintain properties, especially during protracted resale periods in geographic areas of the country negatively impacted by declining home values.

For several years governmental officials and agencies have scrutinized industry foreclosure practices, particularly in judicial foreclosure states. The initial focus on judicial foreclosure practices of financial institutions nationwide expanded to include non-judicial foreclosure and loss mitigation practices including the effective coordination by servicers of foreclosure and loss mitigation activities. All of the changes to servicing practices arising out of this activity including those described below could impact FHN through increased operational and legal costs. FHN continues to review, monitor, and revise, as appropriate, its foreclosure processes and coordinated loss mitigation practices with the goal of conforming them to evolving servicing requirements.

FHN's national mortgage and servicing platforms were sold in August 2008 and the related servicing activities, including foreclosure and loss mitigation practices, of the still-owned portion of FHN's mortgage servicing portfolio was outsourced through a three year subservicing arrangement (the “2008 subservicing agreement”) with the platform buyer (the “2008 subservicer”). The 2008 subservicing agreement expired in August 2011. In 2011, FHN entered into a replacement agreement with a new subservicer (the “2011 subservicer”).

In 2011 regulators entered into consent decrees (now replaced) with several institutions requiring comprehensive revision of loan modification and foreclosure processes, including the remediation of borrowers that have experienced financial harm. The 2008 subservicer was subject to a consent decree and its parent company agreed to pay related monetary sanctions. In accordance with the terms of the consent decree, the 2008 subservicer had commenced an independent third party assessment of its foreclosure processes and was participating in a regulator-prescribed foreclosure claims review process. As a result of the above examinations, in June 2011 the OCC issued guidance setting forth the OCC's expectations for the oversight and management of mortgage foreclosure activities for national banks, and requiring self-assessments of foreclosure management practices including compliance with legal requirements, testing and file review. FHN has reviewed the foreclosure management guidance and utilized a third party consultant to assist in its self-assessment of its foreclosure management process relating to all its mortgage servicing, including that conducted by the 2011 subservicer. The assessment of FHN and the 2011 subservicer was completed in the fourth quarter of 2011; FHN implemented changes to strengthen its processes including additional oversight and review processes. Also in connection with the 2008 subservicer's third party assessment process, FHN and its 2011 subservicer will cooperate with the 2008 subservicer to identify and correct any servicing deficiencies in foreclosure or loss mitigation that might impact FHN's subserviced loans including claims identified in the consent decree claim review process. In December 2012 the 2008 subservicer, along with certain others, entered into a settlement agreement with the OCC which replaced the consent decree. The new settlement requires remediation for all borrowers with "in-process" foreclosures dating from 2009 or 2010.

Under FHN's 2008 subservicing agreement, the 2008 subservicer had the contractual right to follow FHN's prior servicing practices as they existed 180 days prior to August 2008 until the 2008 subservicer became aware that such practices did not comply with applicable servicing requirements, subject to subservicer's obligation to follow accepted servicing practices, applicable law, and new requirements, including evolving interpretations of such practices, law and requirements. FHN cannot predict the amount of additional operating costs related to foreclosure delays, including required process changes, increased default services, extended periods of servicing advances and the recoverability of such advances, legal expenses, or other costs that may be incurred as a result of the internal reviews or external actions. In the event of a dispute such as that described below between FHN and the 2008 subservicer over any liabilities for subservicer's servicing and management of foreclosure or loss mitigation processes, FHN cannot predict the costs that may be incurred.

FHN's 2008 subservicer has presented invoices and made demands under the 2008 subservicing agreement that FHN pay certain costs related to tax service contracts, miscellaneous transfer costs, and servicing timeline penalties, compensatory damages, and curtailments charged prior to the servicing transfer by GSEs and a government agency in connection with FHN's transfer of subservicing to its 2011 subservicer in the amount of $8.6 million. The 2008 subservicer is also seeking reimbursement for expenditures the 2008 subservicer has incurred or anticipates it will incur under the consent decree and Supervisory Guidance relating to foreclosure review (collectively, “foreclosure review”), alleging that FHN has either an implied agreement to participate in and share in such cost or was obligated to do so under the subservicing agreement. The foreclosure review expenditures for which the 2008 subservicer presently seeks reimbursement are $34.9 million. The 2008 subservicer has indicated that additional reimbursement requests will be made as the foreclosure review continues. FHN disputes that it has any responsibility or liability for either demand under the 2008 subservicing agreement or otherwise. In the event that the 2008 subservicer pursues its position through litigation, FHN believes it has meritorious defenses and intends to defend itself vigorously. FHN disagrees with the 2008 subservicer's position and has made no reimbursements. FHN also believes that certain amounts billed to FHN by agencies for penalties and curtailments on claims by MI insurers for actions by the 2008 subservicer prior to the 2011 subservicing transfer but billed after that date are owed by the 2008 subservicer. This disagreement has the potential to result in litigation and, in any such future litigation, the claim against FHN may be substantial.

Other Disclosures - Visa Matters

FHN is a member of the Visa USA network. On October 3, 2007, the Visa organization of affiliated entities completed a series of global restructuring transactions to combine its affiliated operating companies, including Visa USA, under a single holding company, Visa Inc. (“Visa”). Upon completion of the reorganization, the members of the Visa USA network remained contingently liable for certain Visa litigation matters. Based on its proportionate membership share of Visa USA, FHN recognized a contingent liability in fourth quarter 2007 related to this contingent obligation. In March 2008, Visa completed its initial public offering (“IPO”) and funded an escrow account from its IPO proceeds to be used to make payments related to the Visa litigation matters. FHN received approximately 2.4 million Class B shares in conjunction with Visa's IPO.

FHN's Visa shares are included in the Consolidated Statements of Condition at their historical cost of $0. Conversion of these shares into Class A shares of Visa and, with limited exceptions, transfer of these shares is restricted until the final resolution of the covered litigation. In conjunction with the prior sales of Visa Class B shares in December 2010 and September 2011, FHN and the purchasers entered into derivative transactions whereby FHN will make, or receive, cash payments whenever the conversion ratio of the Visa Class B shares into Visa Class A shares is adjusted. The conversion ratio is adjusted when Visa deposits funds into the escrow account to cover certain litigation. In March 2011, Visa deposited funds into the escrow account. Accordingly, FHN reduced its contingent liability by $3.3 million to $1.4 million through a credit to noninterest expense and the conversion ratio declined to 49 percent. This escrow funding and associated decline in the conversion ratio resulted in a cash payment to the derivative counterparty of $.7 million in second quarter 2011.

As a result of Visa's escrow funding in December 2011, the conversion ratio was reduced to 43 percent in February 2012, effective as of December 29, 2011. On July 13, 2012, Visa and MasterCard announced a joint settlement related to outstanding litigation matters. The settlement is subject to judicial approval. Based on the amount of the settlement attributable to Visa and an assessment of FHN's contingent liability accrued for Visa litigation matters, the settlement did not have material impact on FHN. As a result of the settlement, Visa funded an additional $150 million into the escrow account in July 2012, which resulted in a decline in the conversion rate to 42 percent. FHN made a payment to the counterparty of $.8 million as a result of Visa's escrow funding. Future funding of the escrow would dilute this exchange rate by an amount that is not determinable.

FHN now holds approximately 1.1 million Visa Class B shares.

Other Disclosures – Indemnification Agreements and Guarantees

In the ordinary course of business, FHN enters into indemnification agreements for legal proceedings against its directors and officers and standard representations and warranties for underwriting agreements, merger and acquisition agreements, loan sales, contractual commitments, and various other business transactions or arrangements. The extent of FHN's obligations under these agreements depends upon the occurrence of future events; therefore, it is not possible to estimate a maximum potential amount of payouts that could be required with such agreements.

Pension, Savings, And Other Employee Benefits	12 Months Ended
Dec. 31, 2012
Pension, Savings, And Other Employee Benefits [Abstract]
Pension, Savings, And Other Employee Benefits

Note 19 – Pension, Savings, and Other Employee Benefits

Pension plan. FHN sponsors a noncontributory, qualified defined benefit pension plan to employees hired or re-hired on or before September 1, 2007. Pension benefits are based on years of service, average compensation near retirement or other termination, and estimated social security benefits at age 65. The contributions are based upon actuarially determined amounts necessary to fund the total benefit obligation. FHN did not make any contributions to the qualified pension plan in 2012. Future decisions to contribute to the plan will be based upon pension funding requirements under the Pension Protection Act, the maximum deductible under the Internal Revenue Code, and the actual performance of plan assets. Management has assessed the need for future fund contributions, and does not currently anticipate that FHN will make a contribution to the qualified pension plan in 2013.

FHN also maintains non-qualified plans including a supplemental retirement plan that covers certain employees whose benefits under the pension plan have been limited. These other non-qualified plans are unfunded, and contributions to these plans cover all benefits paid under the non-qualified plans. Payments made under the non-qualified plans were $7.3 million for 2012 and $3.8 million for 2011. FHN anticipates making benefit payments under the non-qualified plans of $6.2 million in 2013.

In 2009, FHN's Board of Directors determined that the accrual of benefits under the qualified pension plan and the supplemental retirement plan would cease as of December 31, 2012. After that date, employees currently in the pension plan, and those currently in the Employee Non voluntary Elective Contribution (“ENEC”) program, will be able to participate in the FHN savings plan with an increased company match rate and for employees who are not eligible to participate in a bonus program, a profit sharing feature. After that time, pension status will not affect a person's ability to participate in any savings plan feature.

Savings plan. FHN has a qualified defined contribution plan that covers substantially all employees. Under this plan, employees can invest their money in any of the available investment funds. In 2012 employees participating in the qualified pension plan received a company match of 50 percent of each $1.00 invested up to 6 percent of pre-tax contributions made by the employee, subject to Code limitations, while employees who started after the pension plan was closed to new hires received an additional contribution under the ENEC program discussed below. In 2012 the company match contribution initially was invested in company stock. Following the discontinuance of the accrual of benefits under the qualified pension plan as of December 31, 2012, an increased company match rate of 100 percent of each $1.00 invested applies to all employees up to 6 percent of pre-tax contributions made by the employee, subject to Code limitations, and match contributions no longer must be invested initially in company stock. The savings plan also allows employees to invest in a non-leveraged employee stock ownership plan (“ESOP”). Cash dividends on shares held by the ESOP are charged to retained earnings and the shares are considered outstanding in computing earnings per share. The number of allocated shares held by the ESOP totaled 10,431,558 on December 31, 2012.

FHN also provides “flexible dollars” to assist employees with the cost of annual benefits and/or allow the employee to contribute to his or her qualified savings plan. These “flexible dollars” are pre-tax contributions and are based upon the employees' years of service and qualified compensation. Contributions made by FHN through the flexible benefits plan and the company matches were $16.8 million for 2012, $17.1 million for 2011 and $18.3 million for 2010.

The ENEC program was added under the FHN savings plan and is provided only to employees who are not eligible for the pension plan. With the ENEC program, FHN will generally make contributions to eligible employees' savings plan accounts based upon company performance. Contribution amounts will be a percentage of each employee's base salary (as defined in the savings plan) earned the prior year. FHN contributed $1.5 million for the plan in 2012 related to the 2011 plan year, and FHN expects to contribute $1.8 million for the plan in 2013 related to the 2012 plan year. All contributions made to eligible employees' savings plan accounts in relation to the ENEC program are invested in company stock.

Other employee benefits. FHN provides postretirement life insurance benefits to certain employees and also provides postretirement medical insurance to retirement-eligible employees. The postretirement medical plan is contributory with retiree contributions adjusted annually and is based on criteria that are a combination of the employee's age and years of service. For any employee retiring on or after January 1, 1995, FHN contributes a fixed amount based on years of service and age at the time of retirement. FHN's postretirement benefits include prescription drug benefits. The Medicare Prescription Drug, Improvement, and Modernization Act of 2003 (“the Act”) introduced a prescription drug benefit under Medicare Part D as well as a federal subsidy to sponsors of retiree health care that provide a benefit that is actuarially equivalent to Medicare Part D. FHN currently anticipates receiving a prescription drug subsidy under the Act through 2013.

Actuarial assumptions. FHN's process for developing the long-term expected rate of return of pension plan assets is based on capital market exposure as the source of investment portfolio returns. Capital market exposure refers to the Plan's broad allocation of its assets to asset classes, such as Large Cap Equity and Fixed Income. FHN also considers expectations for inflation, real interest rates, and various risk premiums based primarily on the historical risk premium for each asset class. The expected return is based upon a thirty year time horizon. Consequently, FHN selected a 6.05 percent assumption for 2013 for the defined benefit pension plan and a 3.93 percent assumption for postretirement medical plan assets dedicated to employees who retired prior to January 1, 1993.

The discount rates for the three years ended 2012 for pension and other benefits were determined by using a hypothetical AA yield curve represented by a series of annualized individual discount rates from one-half to thirty years. The discount rates are selected based upon data specific to FHN's plan and employee population. The bonds used to create the hypothetical yield curve were subjected to several requirements to ensure that the resulting rates were representative of the bonds that would be selected by management to fulfill the company's funding obligations. In addition to the AA rating, only non-callable bonds were included. Each bond issue was required to have at least $250 million par outstanding so that each issue was sufficiently marketable. Finally, bonds more than two standard deviations from the average yield were removed. When selecting the discount rate, FHN matches the duration of high quality bonds with the duration of the obligations of the plan as of the measurement date. High quality corporate bonds experienced declining yields in 2012 resulting in a discount rate lower than 2011 and therefore a higher benefit obligation. For all years presented, the measurement date of the benefit obligations and net periodic benefit costs was December 31.

The actuarial assumptions used in the defined benefit pension plan and other employee benefit plans were as follows:

		Benefit Obligations			Net Periodic Benefit Cost
		2012	2011	2010	2012	2011	2010
Discount rate
Qualified pension		4.35%	5.10%	5.70%	5.10%	5.70%	6.05%
Nonqualified pension		3.85%	4.75%	5.10%	4.75%	5.10%	5.55%
Other nonqualified pension		3.20%	4.40%	4.75%	4.40%	4.75%	5.35%
Postretirement benefits		3.80% - 4.55%	4.75% - 5.25%	5.25% - 5.95%	4.75% - 5.25%	5.25% - 5.95%	5.65% - 6.25%
Expected long-term rate of return
Qualified pension/postretirement benefits		6.05%	6.90%	8.00%	6.90%	8.00%	8.05%
Postretirement benefit (retirees prior to January 1, 1993)		3.93%	4.49%	5.20%	4.49%	5.20%	5.23%
Rate of compensation increase	(a)	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%

Due to the pension plan freeze as of December 31, 2012, the rate of compensation increase no longer applies to the qualified pension plan.

The assumed health care cost trend rates used in the other employee benefit plan was as follows:

	2012		2011
Assumed health care cost trend rates on December 31	Participants under age 65	Participants 65 years and older	Participants under age 65	Participants 65 years and older

Health care cost trend rate assumed for next year	7.50%	7.50%	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline
(the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2019	2017	2017

The health care cost trend rate assumption has a significant effect on the amounts reported. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Dollars in thousands)	1% Increase	1% Decrease
Adjusted total service and interest cost components	$1,068	$(1,006)
Adjusted postretirement benefit obligation at end of plan year	21,081	(19,481)

The components of net periodic benefit cost for the plan years 2012, 2011 and 2010 are as follows:

	Total Pension Benefits			Other Benefits
(Dollars in thousands)	2012	2011	2010	2012	2011	2010
Components of net periodic benefit cost
Service cost	$14,800	$15,358	$15,225	$467	$542	$515
Interest cost	33,040	32,823	31,441	2,298	2,213	2,277
Expected return on plan assets	(39,813)	(46,885)	(47,534)	(915)	(1,188)	(1,161)
Amortization of unrecognized:
Transition (asset)/obligation	-	-	-	736	986	987
Prior service cost/(credit)	398	417	419	(9)	(9)	(8)
Actuarial (gain)/loss	35,999	21,219	14,771	(488)	(1,057)	(1,048)
Net periodic benefit cost	44,424	22,932	14,322	2,089	1,487	1,562
ASC 715 curtailment/settlement expense (a)	1,231	-	-	-	-	-
ASC 715 special termination benefits	-	258	-	-	-	-
Total periodic benefit costs	$45,655	$23,190	$14,322	$2,089	$1,487	$1,562

In 2012, lump sum payments under the supplement retirement plan triggered settlement accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the settlement and realized an ASC 715 settlement expense.

The long-term expected rate of return is applied to the market-related value of plan assets in determining the expected return on plan assets. FHN determines the market-related value of plan assets using a calculated value that recognizes changes in the fair value of plan assets over five years, as permitted by GAAP

The following tables set forth the plans' benefit obligations and plan assets for 2012 and 2011:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2012	2011	2012	2011
Change in Benefit Obligation
Benefit obligation, beginning of year	$670,056	$589,715	$45,868	$41,274
Service cost	14,800	15,358	467	542
Interest cost	33,040	32,823	2,298	2,213
Actuarial (gain)/loss	76,021	53,671	7,815	3,722
Actual benefits paid	(26,970)	(21,769)	(1,933)	(2,164)
Expected Medicare Part D reimbursement	-	-	201	281
Special termination benefits	-	258	-	-
Benefit obligation, end of year	$766,947	$670,056	$54,716	$45,868

Change in Plan Assets
Fair value of plan assets, beginning of year	$575,790	$549,616	$14,615	$16,273
Actual return on plan assets	78,172	44,272	1,266	331
Employer contributions	6,980	3,671	340	175
Actual benefits paid - settlement payments	(3,477)	-	(1,933)	(2,164)
Actual benefits paid - other payments	(23,493)	(21,769)	-	-
Fair value of plan assets, end of year	$633,972	$575,790	$14,288	$14,615

Funded status of the plans	$(132,975)	$(94,266)	$(40,428)	$(31,253)

Amounts Recognized in the Statements of
Financial Condition
Other liabilities	(132,975)	(94,266)	(40,428)	(31,253)
Net asset/(liability) at end of year	$(132,975)	$(94,266)	$(40,428)	$(31,253)

The qualified and nonqualified pension plans were underfunded as of December 31, 2012, by $80.3 million, and $52.7 million, respectively. In 2011, the qualified and nonqualified pension plans were underfunded by $40.5 million, and $53.7 million, respectively.

The accumulated benefit obligation for the pension plan was $766.9 million as of December 31, 2012, and $663.7 million as of December 31, 2011. Because of the pension freeze as of the end of 2012, the pension benefit obligation and the accumulated benefit obligation are the same as of December 31, 2012. The projected benefit obligation and the accumulated benefit obligation for the qualified pension plan exceeded all corresponding plan assets as of December 31, 2012 and 2011.

Unrecognized transition assets and obligations, unrecognized actuarial gains and losses, and unrecognized prior service costs and credits are recognized as a component of accumulated other comprehensive income. Balances reflected in accumulated other comprehensive income on a pre-tax basis for the years ended December 31, 2012 and 2011 consist of:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2012	2011	2012	2011
Amounts Recognized in Accumulated Other Comprehensive Income
Net transition (asset)/obligation	$-	$-	$-	$$736
Prior service cost/(credit)	1,280	1,678	639	630
Net actuarial (gain)/loss	324,513	324,081	480	(7,472)
Total	$325,793	$325,759	$1,119	$(6,106)

The pre-tax amounts recognized in other comprehensive income during 2012 and 2011 were as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2012	2011	2012	2011
Changes in plan assets and benefit obligation recognized in other comprehensive income
Net actuarial (gain)/loss arising during measurement period	$37,646	$56,374	$7,464	$4,579
Prior service cost arising during measurement period	-	-	-	-
Items amortized during the measurement period:
Net transition (asset)/obligation	-	-	(736)	(986)
Prior service credit/(cost)	(398)	(417)	9	9
Net actuarial gain/(loss)	(37,230)	(21,219)	488	1,057
Total recognized in other comprehensive income	$18	$34,738	$7,225	$4,659

FHN utilizes the minimum amortization method in determining the amount of actuarial gains or losses to include in plan expense. Under this approach, the net deferred actuarial gain or loss that exceeds a threshold is amortized over the average remaining service period of active plan participants. The threshold is measured as the greater of: 10 percent of a plan's projected benefit obligation as of the beginning of the year or 10 percent of the market-related value of plan assets as of the beginning of the year. In conjunction with the pending freeze of the pension plans, at that time all participants will be considered inactive under applicable accounting guidance for determining the appropriate period for prospective amortization of actuarial gains and losses. Thus, effective January 1, 2013, FHN will change the amortization term for actuarial gains and losses from the estimated average remaining service period of active employees to the estimated average remaining life expectancy of the remaining participants.

The estimated net actuarial (gain)/loss, prior service cost/(credit), and transition (asset)/obligation for the plan that will amortize from accumulated other comprehensive income into net periodic benefit cost during the following fiscal year are as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2012	2011	2012	2011
Net transition obligation	$-	$-	$-	$736
Prior service cost/(credit)	353	398	34	(9)
Net actuarial (gain)/loss	9,601	35,297	67	(611)

FHN does not expect any defined benefit pension plan's and other employee benefit plan's assets to be returned to FHN in 2013.

The following table provides detail on expected benefit payments, which reflect expected future service, as appropriate and projected Medicare reimbursements:

	Pension	Other	Medicare
(Dollars in thousands)	Benefits	Benefits	Reimbursements
2013	$28,103	$2,708	$377
2014	29,354	2,825	-
2015	31,979	2,927	-
2016	34,433	3,018	-
2017	36,532	3,103	-
2018-2021	216,189	16,493	-

Plan assets. FHN's overall investment goal is to create, over the life of the pension plan and retiree medical plan, an adequate pool of sufficiently liquid assets to support the pension benefit obligations to participants, retirees, and beneficiaries, as well as to partially support the medical obligations to retirees and beneficiaries. Thus, the pension plan and retiree medical plan seek to achieve a high level of investment return consistent with a prudent level of portfolio risk.

During 2010, FHN adopted an investment strategy that will reduce equities and increase long duration fixed income allocations over time with the intention of reducing volatility of funded status and pension costs. At December 31, 2012 and 2011, the target allocation to equities was 37.5 percent and 47.5 percent, respectively and the target allocation to fixed income and cash equivalents was 62.5 percent and 52.5 percent, respectively. Equity securities, some of which are included in common and collective funds, primarily include investments in large capital and small capital companies located in the U.S., as well as international equity securities in developed and emerging markets. Fixed income securities include U.S. treasuries, corporate bonds of companies from diversified industries, mortgage backed securities, and foreign bonds. Fixed income investments generally have long durations consistent with the pension liabilities of FHN. Retiree medical funds are kept in short-term investments, primarily money market funds and mutual funds. On December 31, 2012 and 2011, FHN did not have any significant concentrations of risk within the plan assets related to the pension plan or the retiree medical plan.

The fair value of FHN's pension plan assets at December 31, 2012 and December 31, 2011, by asset category classified using the Fair Value measurement hierarchy is shown in the table below. See Note 22 – Fair Value of Assets and Liabilities for more details about Fair Value measurements.

	December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$10,198	$-	$-	$10,198
Equity securities:
U.S. mid and small capital	67,263	-	-	67,263
Mutual funds	364	-	-	364
Fixed income securities:
U.S. treasuries	-	7,778	-	7,778
Corporate and foreign bonds	-	180,309	-	180,309
Common and collective funds:
Corporate and foreign bonds	-	194,205	-	194,205
U.S. large capital	-	112,311	-	112,311
International	-	61,544	-	61,544
Total	$77,825	$556,147	$-	$633,972

	December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$7,653	$-	$-	$7,653
Equity securities:
U.S. mid and small capital	69,466	-	-	69,466
Mutual funds	845	-	-	845
Fixed income securities:
U.S. treasuries	-	1,795	-	1,795
Corporate and foreign bonds	-	148,376	-	148,376
Common and collective funds:
Corporate and foreign bonds	-	151,346	-	151,346
U.S. large capital	-	133,030	-	133,030
International	-	63,279	-	63,279
Total	$77,964	$497,826	$-	$575,790

Any shortfall of investment performance compared to investment objectives should be explainable in terms of general economic and capital market conditions. The Retirement Investment Committee comprised of senior managers within the organization, meets at least quarterly to review asset performance and potential portfolio rebalancing. Rebalancing of pension assets is based upon a de-risking glide path, as well as liquidity needs for plan benefits. Rebalancing occurs on a quarterly basis or as improvements in funded status merit changes to the targeted allocations, as defined in the de-risking glide path. The Committee also periodically reviews other elements of risk for its pension investment program, including the organization's ability to assume pension investment risk.

The fair value of FHN's retiree medical plan assets at December 31, 2012 and December 31, 2011 by asset category are as follows:

	December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$632	$-	$-	$632
Equity securities:
U.S. small capital	1,428	-	-	1,428
Mutual funds:
Equity mutual funds	7,312	-	-	7,312
Fixed income mutual funds	4,260	-	-	4,260
Fixed income securities:
U.S. treasuries	-	139	-	139
Corporate and foreign bonds	-	517	-	517
Total	$13,632	$656	$-	$14,288

	December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$254	$-	$-	$254
Equity securities:
U.S. small capital	1,512	-	-	1,512
Mutual funds:
Equity mutual funds	7,599	-	-	7,599
Fixed income mutual funds	4,492	-	-	4,492
Fixed income securities:
U.S. treasuries	-	259	-	259
Corporate and foreign bonds	-	499	-	499
Total	$13,857	$758	$-	$14,615

The number of shares of FHN common stock held by the qualified pension plan was 792,607 for December 31, 2012 and 2011.

Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans	12 Months Ended
Dec. 31, 2012
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans [Abstract]
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans [Text Block]

Note 20 – Stock Option, Restricted Stock Incentive, and Dividend Reinvestment Plans

Restricted stock plans

FHN has authorized the issuance of its common stock for awards to executive and other management employees who have a significant impact on the profitability of FHN. Unvested awards have service and/or performance conditions which must be met in order for the shares to ultimately vest. On December 31, 2012, there were 10,738,831 shares available for grants; of this amount, 10,524,719 were available to be granted as restricted shares.

Performance condition grants. Under the long-term incentive and corporate performance programs, performance stock or units vest only if predetermined performance measures are met. The awards are forfeited if performance goals are not achieved within the specified performance periods. In 2012, 2011, and 2010, executives were awarded performance stock units subject to certain performance criteria being met under this program. Additionally, in 2010 FHN granted restricted stock with employee-specific performance conditions to a new senior manager in addition to the customary annual management grants. As of December 31, 2012, performance conditions related to the 2009 performance stock unit grant have been met. Accordingly, 50 percent of the units granted in 2009 vested in 2012 and 50 percent will vest in 2013 if employment continues with FHN or if service requirements are waived at retirement by the Compensation Committee. In February 2012 the Compensation Committee determined that the performance conditions of 2010 performance stock unit awards have been met at a level which will result in payment of the units at 50 percent of target, again assuming continued employment until vesting or waiver of service requirements upon an approved retirement. The 2010 units could achieve a higher payout level if performance improves during the final year of the performance period. The performance conditions related to the 2011 and 2012 performance stock units involve a three year cumulative measurement and the 2010 performance stock granted to a senior manager has been partially achieved.

Service condition grants to employees. In 2012, 2011, and 2010, executives and management were awarded restricted stock and units with service conditions only. Half of the 2010 restricted awards are scheduled to vest in 2013 and the remainder is scheduled to vest in 2014. Half of the 2011 management restricted awards are scheduled to vest in 2014 and the remainder is scheduled to vest in 2015. Half of the 2012 management awards will vest in 2015 and the remainder in 2016. In 2012, Management Incentive Plan bonuses relating to 2011 performance generally were paid 40 percent in service-vested restricted stock awards which vest one-third per year in 2013, 2014, and 2015. Commission deferral grants of restricted stock units were also given to certain employees in 2012 which will all vest in first quarter 2015 provided continued employment with FHN. Additionally, retention restricted stock shares and units were awarded to selected employees in 2011. 50 percent of the retention restricted shares awarded to executives are scheduled to vest in 2014 and the remainder are expected to vest in 2015. Retention restricted stock units awarded to other select employees will all vest in second quarter 2014 provided continued employment with FHN. Further, from time to time awards of restricted stock may be awarded to new employees upon hiring or as retention grants to certain existing employees. Restricted stock and stock units granted in 2012 are included in the table below.

Market condition grants. In 2012, the Compensation Committee made a special grant of performance stock units to FHN's Chief Executive Officer which will vest at the end of a five year performance period if continued employment with FHN is maintained through the vesting date and one of the specified performance conditions is satisfied.

Director grants. FHN's active stock plan allows stock awards to be granted to non-employee directors upon approval by the board of directors. Prior to 2007 the board granted 8,930 shares of restricted stock to each new non-employee director upon election to the board, with restrictions lapsing at a rate of ten percent per year. That program was discontinued in 2007, although legacy awards remain outstanding. In 2012, each non-employee director received an annual award of restricted stock units (“RSUs”) valued at $45,000. For a director newly elected after the annual shareholder meeting, that amount is pro-rated. Each RSU award is scheduled to vest the following year and is paid in common stock plus any accrued cash dividends.

The summary of restricted and performance stock and unit activity during the year ended December 31, 2012, is presented below:

	Shares/Units	Weighted average grant date fair value
Nonvested on January 1, 2012	4,806,192	$10.96
Shares/units granted	1,715,782	9.25
Shares/units vested	(1,208,000)	10.04
Shares/units cancelled	(641,159)	13.59
Nonvested on December 31, 2012	4,672,815	$10.21

The weighted average grant date fair value for shares/units granted in 2011 and 2010 was $10.75 and $12.04, respectively.

On December 31, 2012, there was $19.7 million of unrecognized compensation cost related to nonvested restricted stock plans. That cost is expected to be recognized over a weighted-average period of 2.1 years. The total grant date fair value of shares vested during 2012, 2011 and 2010, was $12.1 million, $5.1 million and $7.1 million, respectively.

The compensation cost that has been included in income from continuing operations pertaining to both stock option and restricted stock plans was $16.2 million, $14.2 million, and $12.0 million for 2012, 2011, and 2010, respectively. The corresponding total income tax benefits recognized in the income statements were $6.2 million, $5.4 million and $4.6 million for 2012, 2011, and 2010, respectively.

Consistent with Tennessee state law, only authorized, but unissued, stock may be utilized in connection with any issuance of FHN common stock which may be required as a result of stock based compensation awards. FHN generally obtains authorization from the Board of Directors to repurchase any stock that may be issued at the time a plan is approved or amended. These authorizations are automatically adjusted for stock splits and stock dividends. Repurchases are authorized to be made in the open market or through privately negotiated transactions and will be subject to market conditions, accumulation of excess equity, legal and regulatory restrictions, and prudent capital management. FHN does not currently expect to repurchase a material number of shares under the compensation plan-related repurchase program during the next annual period.

Stock option plans. FHN has issued non-qualified stock options to employees under various plans, which provide for the issuance of FHN common stock at a price equal to its fair market value at the date of grant. All options vest within 3 to 4 years, with the exception of executives which vest one-fourth each year over the first four anniversaries of a grant, and expire 7 years or 10 years from the date of grant. A deferral program, which was discontinued in 2005, allowed for foregone compensation plus the exercise price to equal the fair market value of the stock on the date of grant if the grantee agreed to receive the options in lieu of compensation. Options that were part of compensation deferral prior to January 2, 2004, expire 20 years from the date of grant. Stock options granted after January 2, 2004, which are part of the compensation deferral, expire 10 years from the date of grant. FHN discontinued stock option grants in 2009 and resumed them in 2011.

The summary of stock option plans activity for the year ended December 31, 2012, is shown below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
January 1, 2012	10,451,145	$23.98
Options granted	1,248,685	9.46
Options exercised	(19,283)	7.48
Options cancelled/forfeited	(472,197)	10.93
Options expired	(1,411,702)	29.17
December 31, 2012	9,796,648	21.26	4.00	$734
Options exercisable	7,884,165	23.92	3.64	172
Options expected to vest	1,912,483	10.29	5.48	562

The total intrinsic value of options exercised during 2011 and 2010 was immaterial. On December 31, 2012, there was $3.0 million of unrecognized compensation cost related to nonvested stock options. That cost is expected to be recognized over a weighted-average period of 2.7 years.

FHN granted 1,248,685 and 1,005,224 stock options with a weighted average fair value of $3.80 and $5.21 per option at grant date in 2012 and 2011, respectively. No stock options were granted in 2010.

FHN used the Black-Scholes Option Pricing Model to estimate the fair value of stock options granted in 2012, with the following assumptions:

	2012	2011
Expected dividend yield	0.42%	0.34%
Expected weighted-average lives of options granted	6.11 years	6.59 years
Expected weighted-average volatility	42.40%	40.70%
Expected volatility range	35.80 - 62.21%	35.04 - 57.69%
Risk-free interest rate	1.10%	2.91%

Expected lives of options granted are determined based on the vesting period, historical exercise patterns and contractual term of the options. For options granted in 2012 and 2011, FHN used a blended volatility rate in order to more accurately reflect expected volatility. A portion of the weighted average volatility rate was derived by compiling daily closing stock prices over a historical period approximating the expected lives of the options. Additionally, because of market volatility experienced during this time period related to economic conditions and the impact on stock prices of financial institutions, FHN also incorporated a measure of implied volatility so as to incorporate more recent, normalized market conditions that are considered to better reflect future volatility.

Dividend reinvestment plan. The Dividend Reinvestment and Stock Purchase Plan authorizes the sale of FHN's common stock from stock acquired on the open market to shareholders who choose to invest all or a portion of their cash dividends or make optional cash payments of $25 to $10,000 per quarter without paying commissions. The price of stock purchased on the open market is the average price paid.

Business Segment Information	12 Months Ended
Dec. 31, 2012
Business Segment Information [Abstract]
Business Segment Information

Note 21 – Business Segment Information

FHN has four business segments: regional banking, capital markets, corporate, and non-strategic. The regional banking segment offers financial products and services, including traditional lending and deposit taking, to retail and commercial customers in Tennessee and surrounding markets. Regional banking provides investments, financial planning, trust services and asset management, credit card, and cash management. Additionally, the regional banking segment includes correspondent banking which provides credit, depository, and other banking related services to other financial institutions. The capital markets segment consists of fixed income sales, trading, and strategies for institutional clients in the U.S. and abroad, as well as loan sales, portfolio advisory, and derivative sales. The corporate segment consists of gains on the extinguishment of debt, unallocated corporate expenses, expense on subordinated debt issuances, bank-owned life insurance, unallocated interest income associated with excess equity, net impact of raising incremental capital, revenue and expense associated with deferred compensation plans, funds management, tax credit investment activities, and various charges related to restructuring, repositioning, and efficiency initiatives. The non-strategic segment consists of the wind-down national consumer lending activities, legacy mortgage banking elements including servicing fees, and the associated ancillary revenues and expenses related to these businesses. Non-strategic also includes the wind-down trust preferred loan portfolio and exited businesses along with the associated restructuring, repositioning, and efficiency charges.

Periodically, FHN adapts its segments to reflect managerial or strategic changes. FHN may also modify its methodology of allocating expenses among segments which could change historical segment results. Total revenue, expense, and asset levels reflect those which are specifically identifiable or which are allocated based on internal allocation method. Because the allocations are based on internally developed assignments and allocations they are to an extent subjective. Generally, all assignments and allocations have been consistently applied for all periods presented. The following table reflects the amounts of consolidated revenue, expense, tax, and assets for each segment for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Consolidated
Net interest income	$688,667	$700,832	$730,838
Provision for loan losses	78,000	44,000	270,000
Noninterest income	671,329	786,011	932,725
Noninterest expense	1,383,701	1,292,995	1,341,810
Income/(loss) before income taxes	(101,705)	149,848	51,753
Provision/(benefit) for income taxes	(85,262)	15,836	(21,182)
Income/(loss) from continuing operations	(16,443)	134,012	72,935
Income/(loss) from discontinued operations, net of tax	148	8,618	(11,332)
Net income/(loss)	$(16,295)	$142,630	$61,603
Average assets	$25,068,721	$24,733,626	$25,677,371
Depreciation and amortization	$117,972	$89,321	$82,500
Expenditures for long-lived assets	21,862	35,408	42,631

(Dollars in thousands)	2012	2011	2010
Regional Banking
Net interest income	$597,992	$561,902	$556,822
Provision/(provision credit) for loan losses	(898)	(61,505)	92,297
Noninterest income	252,691	266,828	286,669
Noninterest expense	567,581	564,920	606,152
Income/(loss) before income taxes	284,000	325,315	145,042
Provision/(benefit) for income taxes	103,066	119,706	52,315
Net income/(loss)	$180,934	$205,609	$92,727
Average assets	$12,656,612	$11,456,329	$11,423,745
Depreciation and amortization	$71,815	$52,830	$44,201
Expenditures for long-lived assets	17,054	24,912	33,369

Capital Markets
Net interest income	$20,308	$22,090	$21,649
Noninterest income	334,979	355,739	424,170
Noninterest expense	263,308	320,835	318,188
Income/(loss) before income taxes	91,979	56,994	127,631
Provision/(benefit) for income taxes	34,750	21,608	47,809
Net income/(loss)	$57,229	$35,386	$79,822
Average assets	$2,311,463	$2,257,841	$2,115,716
Depreciation and amortization	$20,483	$12,777	$9,740
Expenditures for long-lived assets	1,837	4,465	1,142

Corporate
Net interest income/(expense)	$(23,564)	$(6,472)	$(354)
Noninterest income	27,056	69,338	63,339
Noninterest expense	101,312	105,164	70,181
Income/(loss) before income taxes	(97,820)	(42,298)	(7,196)
Provision/(benefit) for income taxes	(76,831)	(52,264)	(40,774)
Net income/(loss)	$(20,989)	$9,966	$33,578
Average assets	$5,224,744	$5,131,104	$4,984,252
Depreciation and amortization	$21,353	$16,647	$9,042
Expenditures for long-lived assets	2,453	1,134	4,979

Non-Strategic
Net interest income	$93,931	$123,312	$152,721
Provision for loan losses	78,898	105,505	177,703
Noninterest income	56,603	94,106	158,547
Noninterest expense	451,500	302,076	347,289
Income/(loss) before income taxes	(379,864)	(190,163)	(213,724)
Provision/(benefit) for income taxes	(146,247)	(73,214)	(80,532)
Income/(loss) from continuing operations	(233,617)	(116,949)	(133,192)
Income/(loss) from discontinued operations, net of tax	148	8,618	(11,332)
Net income/(loss)	$(233,469)	$(108,331)	$(144,524)
Average assets	$4,875,902	$5,888,352	$7,153,658
Depreciation and amortization	$4,321	$7,067	$19,517
Expenditures for long-lived assets	518	4,897	3,141

Certain previously reported amounts have been reclassified to agree with current presentation.

Fair Value Of Assets And Liabilities	12 Months Ended
Dec. 31, 2012
Fair Value Of Assets And Liabilities [Abstract]
Fair Value Of Assets And Liabilities

Note 22 – Fair Value of Assets & Liabilities

FHN groups its assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. This hierarchy requires FHN to maximize the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. Each fair value measurement is placed into the proper level based on the lowest level of significant input. These levels are:

  Level 1 - Valuation is based upon quoted prices for identical instruments traded in active markets.
  Level 2 - Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.
  Level 3 - Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models, and similar techniques.

Transfers between fair value levels are recognized at the end of the fiscal quarter in which the associated change in inputs occurs.

Recurring Fair Value Measurements

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - capital markets:
U.S. treasuries	$-	$97,965	$-	$97,965
Government agency issued MBS	-	360,400	-	360,400
Government agency issued CMO	-	209,869	-	209,869
Other U.S. government agencies	-	279,164	-	279,164
States and municipalities	-	35,178	-	35,178
Corporate and other debt	-	244,022	5	244,027
Equity, mutual funds, and other	-	18,130	-	18,130
Total trading securities - capital markets	-	1,244,728	5	1,244,733
Trading securities - mortgage banking
Principal only	-	-	5,480	5,480
Interest only	-	-	12,507	12,507
Total trading securities - mortgage banking	-	-	17,987	17,987
Loans held-for-sale	-	2,349	221,094	223,443
Securities available for sale:
U.S. treasuries	-	39,999	-	39,999
Government agency issued MBS	-	1,136,580	-	1,136,580
Government agency issued CMO	-	1,649,211	-	1,649,211
Other U.S. government agencies	-	-	3,753	3,753
States and municipalities	-	13,755	1,500	15,255
Corporate and other debt	510	-	-	510
Venture capital	-	-	4,300	4,300
Equity, mutual funds, and other	14,767	-	-	14,767
Total securities available-for-sale	15,277	2,839,545	9,553	2,864,375
Mortgage servicing rights	-	-	114,311	114,311
Other assets:
Deferred compensation assets	22,477	-	-	22,477
Derivatives, forwards and futures	1,850	-	-	1,850
Derivatives, interest rate contracts	-	290,617	-	290,617
Derivatives, other	-	5	-	5
Total other assets	24,327	290,622	-	314,949
Total assets	$39,604	$4,377,244	$362,950	$4,779,798
Trading liabilities - capital markets:
U.S. treasuries	$-	$376,790	$-	$376,790
Government agency issued MBS	-	43	-	43
Other U.S. government agencies	-	21,887	-	21,887
States and municipalities	-	960	-	960
Corporate and other debt	-	164,749	-	164,749
Total trading liabilities - capital markets	-	564,429	-	564,429

Other short-term borrowings	-	-	11,156	11,156

Other liabilities:
Derivatives, forwards and futures	2,546	-	-	2,546
Derivatives, interest rate contracts	-	197,548	-	197,548
Derivatives, other	-	-	2,175	2,175
Total other liabilities	2,546	197,548	2,175	202,269
Total liabilities	$2,546	$761,977	$13,331	$777,854

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - capital markets:
U.S. treasuries	$-	$53,656	$-	$53,656
Government agency issued MBS	-	314,002	-	314,002
Government agency issued CMO	-	129,270	-	129,270
Other U.S. government agencies	-	173,982	-	173,982
States and municipalities	-	24,525	-	24,525
Corporate and other debt	-	265,926	5	265,931
Equity, mutual funds, and other	-	746	-	746
Total trading securities - capital markets	-	962,107	5	962,112
Trading securities - mortgage banking
Principal only	-	8,052	-	8,052
Interest only	-	-	18,054	18,054
Total trading securities - mortgage banking	-	8,052	18,054	26,106
Loans held-for-sale	-	10,902	210,487	221,389
Securities available for sale:
U.S. treasuries	-	40,121	-	40,121
Government agency issued MBS	-	1,410,228	-	1,410,228
Government agency issued CMO	-	1,357,943	-	1,357,943
Other U.S. government agencies	-	10,189	5,762	15,951
States and municipalities	-	16,570	1,500	18,070
Corporate and other debt	529	-	-	529
Venture capital	-	-	12,179	12,179
Equity, mutual funds, and other	13,261	-	-	13,261
Total securities available-for-sale	13,790	2,835,051	19,441	2,868,282
Mortgage servicing rights	-	-	144,069	144,069
Other assets:
Deferred compensation assets	22,796	-	-	22,796
Derivatives, forwards and futures	39,733	-	-	39,733
Derivatives, interest rate contracts	-	326,566	-	326,566
Derivatives, other	-	2	-	2
Total other assets	62,529	326,568	-	389,097
Total assets	$76,319	$4,142,680	$392,056	$4,611,055
Trading liabilities - capital markets:
U.S. treasuries	$-	$190,725	$-	$190,725
Government agency issued MBS	-	736	-	736
Corporate and other debt	-	155,824	-	155,824
Total trading liabilities - capital markets	-	347,285	-	347,285

Other short-term borrowings	-	-	14,833	14,833
Other liabilities:
Derivatives, forwards and futures	7,243	-	-	7,243
Derivatives, interest rate contracts	-	234,204	-	234,204
Derivatives, other	-	1	11,820	11,821
Total other liabilities	7,243	234,205	11,820	253,268
Total liabilities	$7,243	$581,490	$26,653	$615,386

Changes in Recurring Level 3 Fair Value Measurements

The changes in Level 3 assets and liabilities measured at fair value for the twelve months ended December 31, 2012, 2011, and 2010, on a recurring basis are summarized as follows:

	Twelve Months Ended December 31, 2012
					Securities available-for-sale			Mortgage				Other
	Trading		Loans held-		Investment	Venture		servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	Capital		rights, net		liabilities		borrowings
Balance on January 1, 2012	$18,059		$210,487		$7,262	$12,179		$144,069		$(11,820)		$(14,833)
Total net gains/(losses) included in:
Net income	3,678		(2,618)		-	371		(5,075)		(1,757)		3,677
Other comprehensive income	-		-		(234)	-		-		-		-
Purchases	-		60,111		-	-		-		-		-
Issuances	-		-		-	-		-		-		-
Sales	-		-		-	(8,250)		-		-		-
Settlements	(9,225)		(27,032)		(1,775)	-		(24,683)		11,402		-
Net transfers into/(out of) Level 3	5,480		(19,854)	(c)	-	-		-		-		-
Balance on December 31, 2012	$17,992		$221,094		$5,253	$4,300		$114,311		$(2,175)		$(11,156)
Net unrealized gains/(losses) included in net income	$2,084	(a)	$(2,618)	(a)	$-	$(4,700)	(b)	$(3,957)	(a)	$(1,757)	(d)	$3,677	(a)

	Twelve Months Ended December 31, 2011
					Securities available-for-sale			Mortgage				Other
	Trading		Loans held-		Investment	Venture		servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	Capital		rights, net		liabilities		borrowings
Balance on January 1, 2011	$26,478		$207,632		$39,391	$13,179		$207,319		$(1,000)		$(27,309)
Total net gains/(losses) included in:
Net income	3,796		(368)		-	-		(41,260)		(9,414)		12,476
Other comprehensive income	-		-		(1,688)	-		-		-		-
Purchases	-		49,323		-	-		-		-		-
Issuances	-		-		-	-		-		(2,500)		-
Sales	(132)		-		(29,217)	(1,000)		-		-		-
Settlements	(12,083)		(37,198)		(1,224)	-		(21,990)		1,094		-
Net transfers into/(out of) Level 3	-		(8,902)	(c)	-	-		-		-		-
Balance on December 31, 2011	$18,059		$210,487		$7,262	$12,179		$144,069		$(11,820)		$(14,833)
Net unrealized gains/(losses) included in net income	$2,205	(a)	$(368)	(a)	$-	$-	(b)	$(40,076)	(a)	$(9,414)	(d)	$12,476	(a)

	Twelve Months Ended December 31, 2010
					Securities available-for-sale			Mortgage				Other
	Trading		Loans held-		Investment	Venture		servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	capital		rights		liabilities		borrowings
Balance on January 1, 2010	$56,132		$206,227		$99,173	$15,743		$302,611		$-		$(39,662)
Adjustment due to adoption of amendments to ASC 810	(4,776)		-		-	-		(2,293)		-		-
Total net gains/(losses) included in:
Net income	8,627		(17,991)		-	(2,962)		(31,146)		-		12,353
Other comprehensive income	-		-		(2,302)	-		-		-		-
Purchases, sales, issuances, and settlements, net	(33,505)		19,396	(c)	(57,480)	398		(61,853)		(1,000)		-
Balance on December 31, 2010	$26,478		$207,632		$39,391	$13,179		$207,319		$(1,000)		$(27,309)
Net unrealized gains/(losses) included in net income	$5,467	(a)	$(17,991)	(a)	$-	$(2,962)	(b)	$(27,153)	(a)	$(1,000)	(d)	$(12,353)	(a)

Certain previously reported amounts have been reclassified to agree with current presentation.

  Primarily included in mortgage banking income on the Consolidated Statements of Income.
  Represents recognized gains and losses attributable to venture capital investments classified within securities available-for-sale that are included in securities gains/(losses) in noninterest income.
  Transfers out of recurring loans held-for-sale level 3 balances reflect movements out of loans held-for-sale and into real estate acquired by foreclosure (level 3 nonrecurring).
  Included in Other expense.

In fourth quarter 2012, FHN determined that the level of market information on prepayment speeds and discount rates associated with its principal only trading securities had become more limited. In response, FHN increased its use of unobservable inputs and transferred these balances to Level 3.

Nonrecurring Fair Value Measurements

From time to time, FHN may be required to measure certain other financial assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from the application of LOCOM accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis which were still held on the balance sheet at December 31, 2012, 2011, and 2010, respectively, the following tables provide the level of valuation assumptions used to determine each adjustment, the related carrying value, and the fair value adjustments recorded during the respective periods.

					Twelve Months Ended
	Carrying value at December 31, 2012				December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$23,902	$-	$23,902	$15
Loans held-for-sale - first mortgages	-	-	12,054	12,054	(436)
Loans, net of unearned income (a)	-	-	117,064	117,064	(55,948)
Real estate acquired by foreclosure (b)	-	-	41,767	41,767	(9,422)
Other assets (c)	-	-	76,501	76,501	(8,248)
					$(74,039)

					Twelve Months Ended
	Carrying value at December 31, 2011				December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$66,730	$-	$66,730	$(2)
Loans held-for-sale - first mortgages	-	-	11,980	11,980	(5,947)
Loans, net of unearned income (a)	-	-	125,297	125,297	(48,330)
Real estate acquired by foreclosure (b)	-	-	68,884	68,884	(18,358)
Other assets (c)	-	-	91,243	91,243	(12,192)
					$(84,829)

					Twelve Months Ended
	Carrying value at December 31, 2010				December 31, 2010
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$10,456	$-	$10,456	$60
Loans held-for-sale - first mortgages	-	-	15,289	15,289	(7,249)
Loans, net of unearned income (a)	-	-	213,974	213,974	(156,572)
Real estate acquired by foreclosure (b)	-	-	110,536	110,536	(18,097)
Other assets (c)	-	-	87,667	87,667	(11,145)
					$(193,003)

  Represents carrying value of loans for which adjustments are based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
  Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments.

In first quarter 2011, FHN recognized goodwill impairment of $10.1 million related to the contracted sale of FHI. In accordance with accounting requirements, FHN allocated a portion of the goodwill from the applicable reporting unit to the asset group held-for-sale in determining the carrying value of the disposal group. In determining the amount of impairment, FHN compared the carrying value of the disposal group to the estimated value of the contracted sale price, which primarily included observable inputs in the form of financial asset values but which also included certain non-observable inputs related to the estimated values of post-closing events and contingencies. Thus, this measurement was considered a Level 3 valuation. Impairment of goodwill was recognized for the excess of the carrying amount over the fair value of the disposal group.

In third quarter 2012, second quarter 2011, and fourth quarter 2010, FHN exercised clean-up calls on first lien mortgage proprietary securitization trusts. In accordance with accounting requirements, FHN initially recognized the associated loans at fair value. Fair value was primarily determined through reference to observable inputs, including current market prices for similar loans. Since these loans were from the 2002 and 2003 vintages, adjustments were made for the higher yields associated with the loans in comparison to more currently originated loans being sold. This resulted in recognition of an immaterial premium for each transaction.

Level 3 Measurements
The following table provides information regarding the unobservable inputs utilized in determining the fair value of level 3 recurring and non-recurring measurements as of December 31, 2012:

(Dollars in Thousands)
	Fair Value at
Level 3 Class	December 31, 2012	Valuation Techniques	Unobservable Input	Values Utilized
Trading securities - mortgage	$17,987	Discounted cash flow	(a)	(a)
Loans held-for-sale - mortgages	233,148	Discounted cash flow	Prepayment speeds	6% - 10%
			Credit spreads	2% - 4%
			Delinquency adjustment factor	15% - 25% added to credit spread
			Loss severity trends	50% - 60% of UPB
Venture capital investments	4,300	Industry comparables	Adjustment for minority interest and small business status	40% - 50% discount
		Discounted cash flow	Discount rate	25% - 30%
			Earnings capitalization rate	20% - 25%
Mortgage servicing rights	114,311	Discounted cash flow	(a)	(a)
Other short-term borrowings	11,156	Discounted cash flow	(b)	(b)
Derivative liabilities, other	2,175	Discounted cash flow	Visa covered litigation resolution amount	$4.4 billion - $5.0 billion
			Probability of resolution scenarios	10%-50%
			Time until resolution	9 - 18 months
Loans, net of unearned income (c)	117,064	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
		Other collateral valuations	Borrowing base certificates	20% - 50% of gross value
			Financial Statements/Auction Values	0% - 25% of reported value
Real estate acquired by foreclosure (d)	41,767	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
Other assets (e)	76,501	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal

  The unobservable inputs for Principal-only and Interest-only trading securities and MSR are discussed in Note 23 – Loan Sales and Securitizations.
  The inputs and associated ranges for Other short-term borrowings mirror those of the related MSR.
  Represents carrying value of loans for which adjustments are based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
  Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments.

Loans held for sale. Prepayment rates, credit spreads and delinquency penalty adjustments are significant unobservable inputs used in the fair value measurement of FHN's Loans held-for-sale. Loss severity trends are also assessed to evaluate the reasonableness of fair value estimates resulting from discounted cash flows methodologies as well as to estimate fair value for newly repurchased loans and loans that are near foreclosure. Significant increases (decreases) in any of these inputs in isolation would result in significantly lower (higher) fair value measurements. All observable and unobservable inputs are re-assessed monthly. Fair value measurements are reviewed at least monthly by FHN's Corporate Accounting Department.

Venture capital investments. The unobservable inputs used in the estimation of fair value for Venture capital investments are adjustments for minority interest and small business status when compared to industry comparables and the discount rate and earnings capitalization rate for a discounted cash flow analysis. For both valuation techniques, the inputs are intended to reflect the nature of the small business and the status of equity tranches held by FHN in relation to the overall valuation. The valuation of venture capital investments is reviewed at least quarterly by FHN's Equity Investment Review Committee. Changes in valuation are discussed with respect to the appropriateness of the adjustments in relation to the associated triggering events.

Derivative liabilities. The determination of fair value for FHN's derivative liabilities associated with its prior sales of Visa Class B shares include estimation of both the resolution amount for Visa's Covered Litigation matters as well as the length of time until the resolution occurs. Significant increases (decreases) in either of these inputs in isolation would result in significantly higher (lower) fair value measurements for the derivative liabilities. Additionally, FHN performs a probability weighted multiple resolution scenario to calculate the estimated fair value of these derivative liabilities. Assignment of higher (lower) probabilities to the larger potential resolution scenarios would result in an increase (decrease) in the estimated fair value of the derivative liabilities. The valuation inputs and process are discussed with senior and executive management when significant events affecting the estimate of fair value occur. Inputs are compared to information obtained from the public issuances and filings of Visa, Inc. as well as public information released by other participants in the applicable litigation matters.

Loans, net of unearned income and Real estate acquired by foreclosure. Collateral-dependent loans and Real estate acquired by foreclosure are primarily valued using appraisals based on sales of comparable properties in the same or similar markets. Multiple appraisal firms are utilized to ensure that estimated values are consistent between firms. This process occurs within FHN's Credit Risk Management function and the Credit Risk Management Committee reviews valuation and loss information for reasonableness. Back testing is performed during the year through comparison to ultimate disposition values and is reviewed quarterly within the Credit Risk Management function. Other collateral (receivables, inventory, equipment, etc.) is valued through borrowing base certificates, financial statements and/or auction valuations. These valuations are discounted based on the quality of reporting, knowledge of the marketability/collectability of the collateral and historical disposition rates.

Other assets – tax credit investments. The estimated fair value of tax credit investments is generally determined in relation to the expected yield (i.e., future tax credits to be received) an acquirer of these investments would expect in relation to the yields experienced on current new issue and/or secondary market transactions. Thus, as tax credits are recognized, the future yield to a market participant is reduced, resulting in consistent impairment of the individual investments. Individual investments are reviewed for impairment quarterly, which may include the consideration of additional marketability discounts related to specific investments. Unusual valuation adjustments, and the associated triggering events, are discussed with senior and executive management, when appropriate. A portfolio review is conducted annually, with the assistance of a third party, to assess the reasonableness of current valuations.

Fair Value Option

FHN elected the fair value option on a prospective basis for almost all types of mortgage loans originated for sale purposes under the Financial Instruments Topic (“ASC 825”). FHN determined that the election reduced certain timing differences and better matched changes in the value of such loans with changes in the value of derivatives used as economic hedges for these assets at the time of election. After the 2008 divestiture of certain mortgage banking operations and the significant decline of mortgage loans originated for sale, FHN discontinued hedging the mortgage warehouse.

Repurchased loans are recognized within loans held-for-sale at fair value at the time of repurchase, which includes consideration of the credit status of the loans and the estimated liquidation value. FHN has elected to continue recognition of these loans at fair value in periods subsequent to reacquisition. Due to the credit-distressed nature of the vast majority of repurchased loans and the related loss severities experienced upon repurchase, FHN believes that the fair value election provides a more timely recognition of changes in value for these loans that occur subsequent to repurchase. Absent the fair value election, these loans would be subject to valuation at the LOCOM value, which would prevent subsequent values from exceeding the initial fair value, determined at the time of repurchase but would require recognition of subsequent declines in value. Thus, the fair value election provides for a more timely recognition of any potential future recoveries in asset values while not affecting the requirement to recognize subsequent declines in value.

In second quarter 2010, capital markets acquired a pool of conforming mortgage loans having a fair value carrying amount of $621.6 million with the intent to transfer the loans to a counterparty during third quarter of 2010. As part of this transaction, capital markets entered into forward delivery contracts to economically hedge the value of the loans. FHN elected to recognize the loans at fair value and classified them as trading loans within trading securities in the Consolidated Statements of Condition as of June 30, 2010. For the loans acquired in second quarter 2010, delivery of the loans and the related settlement of the forward delivery contracts occurred in third quarter 2010.

Prior to 2010, FHN transferred certain servicing assets in transactions that did not qualify for sale treatment due to certain recourse provisions. The associated proceeds are recognized within other short-term borrowings in the Consolidated Statements of Condition for all periods presented. Since the servicing assets are recognized at fair value and changes in the fair value of the related financing liabilities will exactly mirror the change in fair value of the associated servicing assets, management elected to account for the financing liabilities at fair value. Since the servicing assets have already been delivered to the buyer, the fair value of the financing liabilities associated with the transaction does not reflect any instrument-specific credit risk.

The following tables reflect the differences between the fair value carrying amount of mortgages held-for-sale measured at fair value in accordance with management’s election and the aggregate unpaid principal amount FHN is contractually entitled to receive at maturity.
	December 31, 2012
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Loans held-for-sale reported at fair value:
Total loans	$223,443	$343,450	$(120,007)
Nonaccrual loans	51,203	110,386	(59,183)
Loans 90 days or more past due and still accruing	9,111	20,839	(11,728)

	December 31, 2011
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Loans held-for-sale reported at fair value:
Total loans	$221,389	$307,990	$(86,601)
Nonaccrual loans	42,471	93,997	(51,526)
Loans 90 days or more past due and still accruing	11,486	24,755	(13,269)

Assets and liabilities accounted for under the fair value election are initially measured at fair value with subsequent changes in fair value recognized in earnings. Such changes in the fair value of assets and liabilities for which FHN elected the fair value option are included in current period earnings with classification in the income statement line item reflected in the following table:

	Twelve Months Ended
	December 31
(Dollars in thousands)	2012	2011	2010
Changes in fair value included in net income:
Capital markets noninterest income
Trading loans	$-	$-	$11,752
Mortgage banking noninterest income
Loans held-for-sale	(2,618)	(368)	(17,991)
Other short-term borrowings	3,677	12,476	(12,353)

For the twelve months ended December 31, 2012, 2011, and 2010, the amounts for loans held-for-sale include losses of $1.8 million, $6.2 million, and $19.5 million, respectively, included in pretax earnings that are attributable to changes in instrument-specific credit risk. The portion of the fair value adjustments related to credit risk was determined based on both a quality adjustment for delinquencies and the full credit spread on the non-conforming loans. Interest income on mortgage loans held-for-sale measured at fair value is calculated based on the note rate of the loan and is recorded in the interest income section of the Consolidated Statements of Income as interest on loans held-for-sale.

Determination of Fair Value

In accordance with ASC 820-10-35, fair values are based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The following describes the assumptions and methodologies used to estimate the fair value of financial instruments and MSR recorded at fair value in the Consolidated Statements of Condition and for estimating the fair value of financial instruments for which fair value is disclosed under ASC 825-10-50.

Short-term financial assets. Federal funds sold, securities purchased under agreements to resell, and interest bearing deposits with other financial institutions and the Federal Reserve are carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Trading securities and trading liabilities. Trading securities and trading liabilities are recognized at fair value through current earnings. Trading inventory held for broker-dealer operations is included in trading securities and trading liabilities. Broker-dealer long positions are valued at bid price in the bid-ask spread. Short positions are valued at the ask price. Inventory positions are valued using observable inputs including current market transactions, LIBOR and U.S. treasury curves, credit spreads, and consensus prepayment speeds.

Trading securities also include retained interests in prior securitizations that qualify as financial assets, which primarily include excess interest (structured as interest-only strips) and principal-only strips.

The fair value of excess interest is determined using prices from closely comparable assets such as MSR that are tested against prices determined using a valuation model that calculates the present value of estimated future cash flows. Inputs utilized in valuing excess interest are consistent with those used to value the related MSR. The fair value of excess interest typically changes based on changes in the discount rate and differences between modeled prepayment speeds and credit losses and actual experience. FHN uses assumptions in the model that it believes are comparable to those used by brokers and other service providers. FHN also periodically compares its estimates of fair value and assumptions with brokers, service providers, recent market activity, and against its own experience. FHN uses inputs including yield curves, credit spreads, and prepayment speeds to determine the fair value of principal-only strips.

Securities available-for-sale. Securities available-for-sale includes the investment portfolio accounted for as available-for-sale under ASC 320-10-25, federal bank stock holdings, short-term investments in mutual funds, and venture capital investments. Valuations of available-for-sale securities are performed using observable inputs obtained from market transactions in similar securities. Typical inputs include LIBOR and U.S. treasury curves, consensus prepayment estimates, and credit spreads. When available, broker quotes are used to support these valuations. Certain government agency debt obligations with limited trading activity are valued using a discounted cash flow model that incorporates a combination of observable and unobservable inputs. Primary observable inputs include contractual cash flows and the treasury curve. Significant unobservable inputs include estimated trading spreads and estimated prepayment speeds.

Investments in the stock of the Federal Reserve Bank and Federal Home Loan Banks are recognized at historical cost in the Consolidated Statements of Condition which is considered to approximate fair value. Short-term investments in mutual funds are measured at the funds' reported closing net asset values. Venture capital investments are typically measured using significant internally generated inputs including adjustments to industry comparables and discounted cash flows analysis.

Loans held-for-sale. FHN determines the fair value of certain loans within the mortgage warehouse using a discounted cash flow model using observable inputs, including current mortgage rates for similar products, with adjustments for differences in loan characteristics reflected in the model's discount rates. For all other loans held in the warehouse, the fair value of loans whose principal market is the securitization market is based on recent security trade prices for similar products with a similar delivery date, with necessary pricing adjustments to convert the security price to a loan price. Loans whose principal market is the whole loan market are priced based on recent observable whole loan trade prices or published third party bid prices for similar product, with necessary pricing adjustments to reflect differences in loan characteristics. Typical adjustments to security prices for whole loan prices include adding the value of MSR to the security price or to the whole loan price if FHN's mortgage loan is servicing retained, adjusting for interest in excess of (or less than) the required coupon or note rate, adjustments to reflect differences in the characteristics of the loans being valued as compared to the collateral of the security or the loan characteristics in the benchmark whole loan trade, adding interest carry, reflecting the recourse obligation that will remain after sale, and adjusting for changes in market liquidity or interest rates if the benchmark security or loan price is not current. Additionally, loans that are delinquent or otherwise significantly aged are discounted to reflect the less marketable nature of these loans.

Loans held-for-sale also includes loans made by the Small Business Administration (“SBA”). The fair value of SBA loans is determined using an expected cash flow model that utilizes observable inputs such as the spread between LIBOR and prime rates, consensus prepayment speeds, and the treasury curve. The fair value of other non-mortgage loans held-for-sale is approximated by their carrying values based on current transaction values.

Loans, net of unearned income. Loans, net of unearned income are recognized at the amount of funds advanced, less charge-offs and an estimation of credit risk represented by the allowance for loan losses. The fair value estimates for disclosure purposes differentiate loans based on their financial characteristics, such as product classification, vintage, loan category, pricing features, and remaining maturity.

The fair value of floating rate loans is estimated through comparison to recent market activity in loans of similar product types, with adjustments made for differences in loan characteristics. In situations where market pricing inputs are not available, fair value is considered to approximate book value due to the monthly repricing for commercial and consumer loans, with the exception of floating rate 1-4 family residential mortgage loans which reprice annually and will lag movements in market rates. The fair value for floating rate 1-4 family mortgage loans is calculated by discounting future cash flows to their present value. Future cash flows are discounted to their present value by using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same time period.

Prepayment assumptions based on historical prepayment speeds and industry speeds for similar loans have been applied to the floating rate 1-4 family residential mortgage portfolio.

The fair value of fixed rate loans is estimated through comparison to recent market activity in loans of similar product types, with adjustments made for differences in loan characteristics. In situations where market pricing inputs are not available, fair value is estimated by discounting future cash flows to their present value. Future cash flows are discounted to their present value by using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same time period. Prepayment assumptions based on historical prepayment speeds and industry speeds for similar loans have been applied to the fixed rate mortgage and installment loan portfolios.

For all loan portfolio classes, adjustments are made to reflect liquidity or illiquidity of the market. Such adjustments reflect discounts that FHN believes are consistent with what a market participant would consider in determining fair value given current market conditions.

Individually impaired loans are measured using either a discounted cash flow methodology or the estimated fair value of the underlying collateral less costs to sell, if the loan is considered collateral-dependent. In accordance with accounting standards, the discounted cash flow analysis utilizes the loan's effective interest rate for discounting expected cash flow amounts. Thus, this analysis is not considered a fair value measurement in accordance with ASC 820. However, the results of this methodology are considered to approximate fair value for the applicable loans. Expected cash flows are derived from internally-developed inputs primarily reflecting expected default rates on contractual cash flows. For loans measured using the estimated fair value of collateral less costs to sell, fair value is estimated using appraisals of the collateral. Collateral values are monitored and additional write-downs are recognized if it is determined that the estimated collateral values have declined further. Estimated costs to sell are based on current amounts of disposal costs for similar assets. Carrying value is considered to reflect fair value for these loans.

Mortgage servicing rights. FHN recognizes all classes of MSR at fair value. Since sales of MSR tend to occur in private transactions and the precise terms and conditions of the sales are typically not readily available, there is a limited market to refer to in determining the fair value of MSR. As such, FHN primarily relies on a discounted cash flow model to estimate the fair value of its MSR. This model calculates estimated fair value of the MSR using predominant risk characteristics of MSR such as interest rates, type of product (fixed vs. variable), age (new, seasoned, or moderate), agency type and other factors. FHN uses assumptions in the model that it believes are comparable to those used by brokers and other service providers. FHN also periodically compares its estimates of fair value and assumptions with brokers, service providers, recent market activity, and against its own experience.

Derivative assets and liabilities. The fair value for forwards and futures contracts is based on current transactions involving identical securities. Futures contracts are exchange-traded and thus have no credit risk factor assigned as the risk of non-performance is limited to the clearinghouse used.

Valuations of other derivatives (primarily interest rate related swaps, swaptions, caps, and collars) are based on inputs observed in active markets for similar instruments. Typical inputs include the LIBOR curve, option volatility, and option skew. In measuring the fair value of these derivative assets and liabilities, FHN has elected to consider credit risk based on the net exposure to individual counterparties. Credit risk is mitigated for these instruments through the use of mutual margining and master netting agreements as well as collateral posting requirements. Any remaining credit risk related to interest rate derivatives is considered in determining fair value through evaluation of additional factors such as customer loan grades and debt ratings. Foreign currency related derivatives also utilize observable exchange rates in the determination of fair value.

In conjunction with the sales of portions of its Visa Class B shares, FHN and the purchasers entered into derivative transactions whereby FHN will make, or receive, cash payments whenever the conversion ratio of the Visa Class B shares into Visa Class A shares is adjusted. The fair value of these derivatives has been determined using a discounted cash flow methodology for estimated future cash flows determined through use of probability weighted scenarios for multiple estimates of Visa's aggregate exposure to covered litigation matters, which include consideration of amounts funded by Visa into its escrow account for the covered litigation matters. Since this estimation process required application of judgment in developing significant unobservable inputs used to determine the possible outcomes and the probability weighting assigned to each scenario, these derivatives have been classified within Level 3 in fair value measurements disclosures.

Real estate acquired by foreclosure. Real estate acquired by foreclosure primarily consists of properties that have been acquired in satisfaction of debt. These properties are carried at the lower of the outstanding loan amount or estimated fair value less estimated costs to sell the real estate. Estimated fair value is determined using appraised values with subsequent adjustments for deterioration in values that are not reflected in the most recent appraisal. Real estate acquired by foreclosure also includes properties acquired in compliance with HUD servicing guidelines which are carried at the estimated amount of the underlying government insurance or guarantee.

Nonearning assets. For disclosure purposes, nonearning assets include cash and due from banks, accrued interest receivable, and capital markets receivables. Due to the short-term nature of cash and due from banks, accrued interest receivable, and capital markets receivables, the fair value is approximated by the book value.

Other assets. For disclosure purposes, other assets consist of tax credit investments and deferred compensation assets that are considered financial assets. Tax credit investments are written down to estimated fair value quarterly based on the estimated value of the associated tax credits. Deferred compensation assets are recognized at fair value, which is based on quoted prices in active markets.

Defined maturity deposits. The fair value is estimated by discounting future cash flows to their present value. Future cash flows are discounted by using the current market rates of similar instruments applicable to the remaining maturity. For disclosure purposes, defined maturity deposits include all certificates of deposit and other time deposits.

Undefined maturity deposits. In accordance with ASC 825, the fair value is approximated by the book value. For the purpose of this disclosure, undefined maturity deposits include demand deposits, checking interest accounts, savings accounts, and money market accounts.

Short-term financial liabilities. The fair value of federal funds purchased, securities sold under agreements to repurchase and other short-term borrowings are approximated by the book value. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization. Other short-term borrowings include a liability associated with transfers of mortgage servicing rights that did not qualify for sale accounting. This liability is accounted for at elected fair value, which is measured consistent with the related MSR, as previously described.

Term borrowings. The fair value is based on quoted market prices or dealer quotes for the identical liability when traded as an asset. When pricing information for the identical liability is not available, relevant prices for similar debt instruments are used with adjustments being made to the prices obtained for differences in characteristics of the debt instruments. If no relevant pricing information is available, the fair value is approximated by the present value of the contractual cash flows discounted by the investor's yield which considers FHN's and FTBNA's debt ratings.

Other noninterest-bearing liabilities. For disclosure purposes, other noninterest-bearing liabilities include accrued interest payable and capital markets payables. Due to the short-term nature of these liabilities, the book value is considered to approximate fair value.

Loan commitments. Fair values are based on fees charged to enter into similar agreements taking into account the remaining terms of the agreements and the counterparties' credit standing.

Other commitments. Fair values are based on fees charged to enter into similar agreements.

The following fair value estimates are determined as of a specific point in time utilizing various assumptions and estimates. The use of assumptions and various valuation techniques, as well as the absence of secondary markets for certain financial instruments, will likely reduce the comparability of fair value disclosures between financial institutions. Due to market illiquidity, the fair values for loans, net of unearned income, loans held-for-sale, and term borrowings as of December 31, 2012 and 2011, involve the use of significant internally-developed pricing assumptions for certain components of these line items. These assumptions are considered to reflect inputs that market participants would use in transactions involving these instruments as of the measurement date. Assets and liabilities that are not financial instruments (including MSR) have not been included in the following table such as the value of long-term relationships with deposit and trust customers, premises and equipment, goodwill and other intangibles, deferred taxes, and certain other assets and other liabilities. Accordingly, the total of the fair value amounts does not represent, and should not be construed to represent, the underlying value of the Company.

The following table summarizes the book value and estimated fair value of financial instruments recorded in the Consolidated Statements of Condition as well as unfunded commitments as of December 31, 2012 and 2011. As of December 31, 2012, the table includes disclosure of fair value by level for each class of asset and liability not recorded at fair value.

	December 31, 2012
	Book	Fair Value
(Dollars in thousands)	Value	Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$8,700,765	$-	$-	$8,546,446	$8,546,446
Commercial real estate
Income CRE	1,094,020	-	-	1,059,979	1,059,979
Residential CRE	54,218	-	-	54,208	54,208
Retail:
Consumer real estate (a)	5,559,754	-	-	4,993,192	4,993,192
Permanent mortgage (a)	740,655	-	-	617,385	617,385
Credit card & other	282,207	-	-	283,830	283,830
Total loans, net of unearned income and allowance for loan losses	16,431,619	-	-	15,555,040	15,555,040

Short-term financial assets
Total interest-bearing cash	353,373	353,373	-	-	353,373
Total federal funds sold & securities purchased under agreements to resell	636,383	-	636,383	-	636,383
Total short-term financial assets	989,756	353,373	636,383	-	989,756

Trading securities (b)	1,262,720	-	1,244,728	17,992	1,262,720
Loans held-for-sale (b)	401,937	-	26,251	375,686	401,937
Securities available-for-sale (b)(c)	3,061,808	15,277	2,839,545	206,986	3,061,808
Derivative assets (b)	292,472	1,850	290,622	0	292,472

Other assets
Tax credit investments	76,501	-	-	76,501	76,501
Deferred compensation assets	22,477	22,477	-	-	22,477
Total other assets	98,978	22,477	-	76,501	98,978

Nonearning assets
Cash & due from banks	469,879	469,879	-	-	469,879
Capital markets receivables	303,893	-	303,893	-	303,893
Accrued interest receivable	72,779	-	72,779	-	72,779
Total nonearning assets	846,551	469,879	376,672	-	846,551
Total assets	$23,385,841	$862,856	$5,414,201	$16,232,205	$22,509,262

Liabilities:
Deposits:
Defined maturity	$1,523,428	$-	$1,556,020	$-	$1,556,020
Undefined maturity	15,106,281	-	15,106,281	-	15,106,281
Total deposits	16,629,709	-	16,662,301	-	16,662,301

Trading liabilities (b)	564,429	-	564,429	-	564,429

Short-term financial liabilities
Total federal funds purchased & securities sold under agreements to repurchase	1,906,461	-	1,906,461	-	1,906,461
Total other borrowings	441,201	-	430,045	11,156	441,201
Total short-term financial liabilities	2,347,662	-	2,336,506	11,156	2,347,662

Term borrowings
Real estate investment trust-preferred	45,760	-	-	42,300	42,300
Term borrowings - new market tax credit investment	18,000	-	-	18,835	18,835
Borrowings secured by residential real estate	390,182	-	-	231,041	231,041
Other long term borrowings	1,772,540	-	1,729,527	-	1,729,527
Total term borrowings	2,226,482	-	1,729,527	292,176	2,021,703

Derivative liabilities (b)	202,269	2,546	197,548	2,175	202,269

Other noninterest-bearing liabilities
Capital markets payables	296,450	-	296,450	-	296,450
Accrued interest payable	28,114	-	28,114	-	28,114
Total other noninterest-bearing liabilities	324,564	-	324,564	-	324,564
Total liabilities	$22,295,115	$2,546	$21,814,875	$305,507	$22,122,928

  Includes restricted real estate loans and secured borrowings.
  Classes are detailed in the recurring and nonrecurring measurement tables.
  Level 3 includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.0 million.

	December 31, 2011
	Book	Fair
(Dollars in thousands)	Value	Value
Assets:
Loans, net of unearned income and allowance for loan losses	$16,012,776	$15,210,592
Short-term financial assets	896,444	896,444
Trading securities	988,217	988,217
Loans held-for-sale	431,897	431,897
Securities available-for-sale	3,066,272	3,066,272
Derivative assets	366,301	366,301
Other assets	114,039	114,039
Nonearning assets	628,440	628,440
Liabilities:
Deposits:
Defined maturity	$1,781,893	$1,821,457
Undefined maturity	14,431,116	14,431,116
Total deposits	16,213,009	16,252,573
Trading liabilities	347,285	347,285
Short-term financial liabilities	2,059,602	2,059,602
Term borrowings	2,481,660	2,182,061
Derivative liabilities	253,268	253,268
Other noninterest-bearing liabilities	195,208	195,208

	Contractual Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Unfunded Commitments:
Loan commitments	$7,993,218	$7,435,227	$1,765	$1,358
Standby and other commitments	367,785	359,619	4,933	5,954

Loan Sales And Securitizations	12 Months Ended
Dec. 31, 2012
Loan Sales And Securitizations [Abstract]
Loan Sales And Securitizations

Note 23 – Loan Sales and Securitizations

Prior to 2009, FHN utilized loan sales and securitizations as a significant source of liquidity for its mortgage banking operations. FHN no longer retains financial interests in loans it transfers to third parties. During 2012, FHN transferred $221.6 million of single-family residential mortgage loans in whole loan sales resulting in $4.4 million of net pre-tax gains. During 2011, FHN transferred $260.5 million of single-family residential mortgage loans in whole loan sales resulting in $6.0 million of net pre-tax gains. During 2010, FHN transferred $830.7 million of single-family residential mortgage loans in whole loan sales resulting in $16.9 million of net pre-tax gains. Additionally during third quarter 2011, FHN transferred $187.7 million in unpaid principal balance ($126 million after consideration of partial charge-offs and associated LOCOM) of non-performing permanent mortgages in a bulk sale resulting in $29.8 million of net pre-tax losses in provision for loan losses on the Consolidated Statements of Income.

Retained Interests

Interests retained from prior loan sales, including GSE securitizations, typically included MSR, excess interest (structured as interest-only ("IO") strips), and principal-only ("PO") strips. Excess interest represents rights to receive interest from serviced assets that exceed contractually specified rates. PO strips are principal cash flow tranches. MSR were initially valued at fair value and the remaining retained interests were initially valued by allocating the remaining cost basis of the loan between the security or loan sold and the remaining retained interests based on their relative fair values at the time of sale or securitization.

In certain cases, FHN continues to service and receive servicing fees related to the transferred loans. During 2012 and 2011, FHN received annual servicing fees approximating .29 percent of the outstanding balance of underlying single-family residential mortgage loans and .34 percent inclusive of income related to excess interest. In 2012 and 2011, FHN received annual servicing fees approximating .50 percent of the outstanding balance of underlying loans for HELOC and home equity loans transferred. MSR related to loans transferred and serviced by FHN, as well as MSR related to loans serviced by FHN and transferred by others, are discussed further in Note 6 – Mortgage Servicing Rights. There were no additions to MSR in 2012 or 2011.

The sensitivity of the fair value of all retained or purchased MSR to immediate 10 percent and 20 percent adverse changes in assumptions on December 31, 2012 and 2011 are as follows:

	December 31, 2012			December 31, 2011
(Dollars in thousands except for annual cost to service)	First Liens	Second Liens	HELOC	First Liens	Second Liens	HELOC
Fair value of retained interests	$111,314	$196	$2,801	$140,724	$231	$3,114
Weighted average life (in years)	4.0	3.0	3.0	3.7	2.9	2.8
Annual prepayment rate	21.0%	27.1%	27.9%	22.5%	26.0%	28.0%
Impact on fair value of 10% adverse change	$(5,736)	$(12)	$(158)	$(7,667)	$(15)	$(202)
Impact on fair value of 20% adverse change	(10,956)	(24)	(304)	(14,612)	(28)	(387)
Annual discount rate on servicing cash flows	11.8%	14.0%	18.0%	11.8%	14.0%	18.0%
Impact on fair value of 10% adverse change	$(3,079)	$(5)	$(87)	$(3,728)	$(6)	$(96)
Impact on fair value of 20% adverse change	(5,976)	(10)	(169)	(7,241)	(12)	(187)
Annual cost to service (per loan) (a)	$118	$50	$50	$119	$50	$50
Impact on fair value of 10% adverse change	(2,711)	(5)	(43)	(3,333)	(5)	(50)
Impact on fair value of 20% adverse change	(5,404)	(9)	(86)	(6,643)	(10)	(100)
Annual earnings on escrow	1.4%	-	-	1.4%	-	-
Impact on fair value of 10% adverse change	$(640)	-	-	$(1,194)	-	-
Impact on fair value of 20% adverse change	(1,281)	-	-	(2,388)	-	-

  Amounts represent market participant based assumptions.

The sensitivity of the fair value of other retained interests to immediate 10 percent and 20 percent adverse changes in assumptions on December 31, 2012 and 2011, are as follows:

	December 31, 2012		December 31, 2011
	Excess		Excess
	Interest	Certificated	Interest	Certificated
(Dollars in thousands)	IO	PO (a)	IO	PO
Fair value of retained interests	$12,507	$5,480	$17,852	$8,052
Weighted average life (in years)	3.9	2.3	3.7	3.5
Annual prepayment rate	19.1%	43.5%	20.2%	30.2%
Impact on fair value of 10% adverse change	$(554)	$(283)	$(831)	$(297)
Impact on fair value of 20% adverse change	(1,065)	(596)	(1,598)	(563)
Annual discount rate on residual cash flows	13.3%	NM	13.3%	20.5%
Impact on fair value of 10% adverse change	$(454)	$(234)	$(667)	$(429)
Impact on fair value of 20% adverse change	(872)	(448)	(1,281)	(849)

NM - Not meaningful

(a)       In 2012, FHN changed the method used to calculate sensitivities for certified PO due to more limited market information for these securities.

These sensitivities are hypothetical and should not be considered predictive of future performance. As the figures indicate, changes in fair value based on a 10 percent variation in assumptions cannot necessarily be extrapolated because the relationship between the change in assumption and the change in fair value may not be linear. Also, the effect on the fair value of the retained interest caused by a particular assumption variation is calculated independently from all other assumption changes. In reality, changes in one factor may result in changes in another, which might magnify or mitigate the sensitivities. Furthermore, the estimated fair values, as disclosed, should not be considered indicative of future earnings on these assets.

Prepayment rates and credit spreads (part of the discount rate) are significant unobservable inputs used in the fair value measurement of FHN's MSR, principal only strips and excess interest IO. Cost to service and earnings on escrow are additional unobservable inputs included in the valuation of MSR. Increases in prepayment rates, credit spreads and costs to service in isolation would result in significantly lower fair value measurements for the associated assets. Conversely, decreases in prepayment rates, credit spreads and costs to service in isolation would result in significantly higher fair value measurements for the associated assets. An increase/(decrease) in earnings on escrow in isolation would be accompanied by an increase /(decrease) in the value of the related MSR. Generally, when market interest rates decline and other factors favorable to prepayments occur, there is a corresponding increase in prepayment rates as customers are expected to refinance existing mortgages under more favorable interest rate terms. Generally, changes in discount rates directionally mirror the changes in market interest rates.

The MSR Hedging Committee reviews the overall assessment of the estimated fair value of MSR and excess interests monthly and is responsible for approving the critical assumptions used by management to determine the estimated fair value of FHN's retained interests. In addition, this committee reviews the source of significant changes to the carrying values each quarter and is responsible for current hedges and approving hedging strategies.

FHN also engages in a process referred to as “price discovery” on a quarterly basis to assess the reasonableness of the estimated fair value of retained interests. Price discovery is conducted through a process of obtaining the following information: (1) quarterly informal (and an annual formal) valuation of the servicing portfolio by prominent independent mortgage-servicing brokers and (2) a collection of surveys and benchmarking data made available by independent third parties that include peer participants in the mortgage banking business. Although there is no single source of market information that can be relied upon to assess the fair value of MSR or excess interests, FHN reviews all information obtained during price discovery to determine whether the estimated fair value of MSR is reasonable when compared to market information. FHN determined that the MSR and excess interests valuations and assumptions in 2012 and 2011 were reasonable based on the price discovery process.

For the years ended December 31, 2012 and 2011, cash flows received and paid related to loan sales and securitizations were as follows:

	December 31
(Dollars in thousands)	2012	2011	2010
Proceeds from initial sales (a)	$226,013	$409,003	$837,905
Servicing fees retained (b)	60,919	72,558	95,902
Purchases of GNMA guaranteed mortgages	101,520	66,591	76,678
Purchases of previously transferred financial assets (c) (d)	418,773	267,091	458,337
Other cash flows received on retained interests	8,736	7,894	10,783

  2011 includes $89.2 million of proceeds related to a bulk sale of nonperforming permanent mortgages in third quarter 2011.
  Includes servicing fees on MSR associated with loan sales and purchased MSR.
  Includes repurchases of delinquent and performing loans, foreclosed assets, and make-whole payments for economic losses incurred by purchaser. Also includes buyouts from GSEs in order to facilitate foreclosures.
  2012, 2011 and 2010 includes $99.3 million, $32.7 million and $174.5 million, respectively of cash paid related to clean-up calls exercised by FHN.

The principal amount of loans transferred through loan sales and securitizations and other loans managed with them, the principal amount of delinquent loans, and the net credit losses during 2012 and 2011 are as follows:

	Principal Amount of Residential Real
	Estate Loans (a) (b) (c)		Net Credit Losses (c)
	December 31		Year Ended December 31
(Dollars in thousands)	2012	2011	2012	2011
Total loans managed or transferred	$15,094,508	$18,128,275	$440,234	$536,418

  Amounts represent real estate residential loans in FHN's portfolio, held-for-sale, and loans that have been transferred in proprietary securitizations and whole loan sales in which FHN has a retained interest other than servicing rights. Also includes $5.8 billion and $8.0 billion of loans transferred to GSEs with any type of retained interest on December 31, 2012 and 2011, respectively.
  On December 31, 2012 and 2011, includes $.7 billion and $.8 billion, respectively, where the principal amount is 90 days or more past due or nonaccrual. Included in these amounts are $36.6 million and $42.2 million of GNMA guaranteed mortgages on December 31, 2012 and 2011, respectively.
  No delinquency or net credit loss data is provided for the loans transferred to FNMA or FHLMC because these agencies retain credit risk. See Note 18 - Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs or private investors.

Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Variable Interest Entities [Abstract]
Variable Interest Entities

Note 24 – Variable Interest Entities

ASC 810 defines a VIE as an entity where the equity investors, as a group, lack either (1) the power through voting rights, or similar rights, to direct the activities of an entity that most significantly impact the entity's economic performance, (2) the obligation to absorb the expected losses of the entity, (3) the right to receive the expected residual returns of the entity, or (4) when the equity investors, as a group, do not have sufficient equity at risk for the entity to finance its activities by itself. A variable interest is a contractual ownership, or other interest, that fluctuates with changes in the fair value of the VIE's net assets exclusive of variable interests. Under ASC 810, as amended, a primary beneficiary is required to consolidate a VIE when it has a variable interest in a VIE that provides it with a controlling financial interest. For such purposes, the determination of whether a controlling financial interest exists is based on whether a single party has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant.

Consolidated Variable Interest Entities

FHN holds variable interests in proprietary residential mortgage securitization trusts it established prior to 2008 as a source of liquidity for its mortgage banking and consumer lending operations. Except for recourse due to breaches of representations and warranties made by FHN in connection with the sale of the loans to the trusts, the creditors of the trusts hold no recourse to the assets of FHN. Based on their restrictive nature, the trusts are considered VIEs as the holders of equity at risk do not have the power through voting rights or similar rights to direct the activities that most significantly impact the trusts' economic performance. In situations where the retention of MSR and other retained interests, including residual interests and subordinated bonds, results in FHN potentially absorbing losses or receiving benefits that are significant to the trusts, FHN is considered the primary beneficiary, as it is also assumed to have the power as servicer to most significantly impact the activities of such VIEs. Consolidation of the trusts results in the recognition of the trusts' proceeds as restricted borrowings since the cash flows on the securitized loans can only be used to settle the obligations due to the holders of the trusts' securities.

Included in the December 31, 2012 balance of consolidated proprietary residential mortgage securitizations is a HELOC securitization trust that has entered a rapid amortization period and for which FHN is obligated to provide subordinated funding. During this period, cash payments from borrowers are accumulated to repay outstanding debt securities while FHN continues to make advances to borrowers when they draw on their lines of credit. FHN then transfers the newly generated receivables into the securitization trust and is reimbursed only after other parties in the securitization have received all of the cash flows to which they are entitled. If loan losses requiring draws on the related monoline insurers' policies, which protect bondholders in the securitization, exceed a certain level, FHN may not receive reimbursement for all of the funds advanced to borrowers, as the senior bondholders and the monoline insurers typically have priority for repayment. This securitization trust is currently consolidated by FHN due to FHN's status as the Master Servicer for the securitization and the retention of a significant residual interest. Consistent with the consolidated nature of this trust, amounts funded from monoline insurance policies are considered as additional restricted term borrowings in FHN's Consolidated Statements of Condition.

In first quarter 2012, FHN agreed with the monoline insurers to relinquish its status as Master Servicer for two of FHN's proprietary consumer loan securitizations. Accordingly, these trusts were de-consolidated prospectively from the time of the agreement. In 2012, FHN completed cleanup calls on four previously consolidated on-balance sheet consumer loan securitizations and the associated trusts were extinguished.

FHN has established certain rabbi trusts related to deferred compensation plans offered to its employees. FHN contributes employee cash compensation deferrals to the trusts and directs the underlying investments made by the trusts. The assets of these trusts are available to FHN's creditors only in the event that FHN becomes insolvent. These trusts are considered VIEs as there is no equity at risk in the trusts since FHN provided the equity interest to its employees in exchange for services rendered. FHN is considered the primary beneficiary of the rabbi trusts as it has the power to direct the activities that most significantly impact the economic performance of the rabbi trusts through its ability to direct the underlying investments made by the trusts. Additionally, FHN could potentially receive benefits or absorb losses that are significant to the trusts due to its right to receive any asset values in excess of liability payoffs and its obligation to fund any liabilities to employees that are in excess of a rabbi trust's assets.

The following table summarizes VIEs consolidated by FHN as of December 31, 2012 and 2011:

	2012		2011
	On-Balance Sheet	Rabbi Trusts	On-Balance Sheet	Rabbi Trusts
	Consumer Loan Securitizations	Used for Deferred Compensation Plans	Consumer Loan Securitizations	Used for Deferred Compensation Plans
(Dollars in thousands)	Carrying Value	Carrying Value	Carrying Value	Carrying Value
Assets:
Cash and due from banks	$-	N/A	$4,914	N/A
Loans, net of unearned income	119,796	N/A	640,778	N/A
Less: Allowance for loan losses	4,272	N/A	31,826	N/A
Total net loans	115,524	N/A	608,952	N/A
Other assets	1,869	$60,788	13,418	$58,690
Total assets	$117,393	$60,788	$627,284	$58,690
Liabilities:
Term borrowings	$108,502	N/A	$620,127	N/A
Other liabilities	24	$49,758	92	$50,508
Total liabilities	$108,526	$49,758	$620,219	$50,508

Nonconsolidated Variable Interest Entities

Low Income Housing Partnerships. First Tennessee Housing Corporation (“FTHC”), a wholly-owned subsidiary of FTBNA, makes equity investments as a limited partner in various partnerships that sponsor affordable housing projects utilizing the Low Income Housing Tax Credit (“LIHTC”) pursuant to Section 42 of the Internal Revenue Code. The purpose of these investments is to achieve a satisfactory return on capital and to support FHN's community reinvestment initiatives. The activities of the limited partnerships include the identification, development, and operation of multi-family housing that is leased to qualifying residential tenants generally within FHN's primary geographic region. LIHTC partnerships are considered VIEs as FTHC, the holder of the equity investment at risk, does not have the ability to direct the activities that most significantly affect the performance of the entity through voting rights or similar rights. FTHC could absorb losses that are significant to the LIHTC partnerships as it has a risk of loss for its initial capital contributions and funding commitments to each partnership. The general partners are considered the primary beneficiaries as managerial functions give them the power to direct the activities that most significantly impact the partnerships' economic performance and the general partners are exposed to all losses beyond FTHC's initial capital contributions and funding commitments.

New Market Tax Credit LLCs. First Tennessee New Markets Corporation (“FTNMC”), a wholly-owned subsidiary of FTBNA, makes equity investments through wholly-owned subsidiaries as a limited member in various limited liability companies (“LLCs”) that sponsor community development projects utilizing the New Market Tax Credit (“NMTC”) pursuant to Section 45 of the Internal Revenue Code. The purpose of these investments is to achieve a satisfactory return on capital and to support FHN's community reinvestment initiatives. The activities of the LLCs include providing investment capital for low-income communities within FHN's primary geographic region. A portion of the funding of FTNMC's investment in an NMTC LLC is obtained via a loan from an unrelated third-party that is typically a community development enterprise. The NMTC LLCs are considered VIEs as FTNMC, the holder of the equity investment at risk, does not have the ability to direct the activities that most significantly affect the performance of the entity through voting rights or similar rights. While FTNMC could absorb losses that are significant to the NMTC LLCs as it has a risk of loss for its initial capital contributions, the managing members are considered the primary beneficiaries as managerial functions give them the power to direct the activities that most significantly impact the NMTC LLCs' economic performance and the managing members are exposed to all losses beyond FTNMC's initial capital contributions.

Small Issuer Trust Preferred Holdings. FTBNA holds variable interests in trusts which have issued mandatorily redeemable preferred capital securities (“trust preferreds”) for smaller banking and insurance enterprises. FTBNA has no voting rights for the trusts' activities. The trusts' only assets are junior subordinated debentures of the issuing enterprises. The creditors of the trusts hold no recourse to the assets of FTBNA. These trusts meet the definition of a VIE as the holders of the equity investment at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the trusts' economic performance. Based on the nature of the trusts' activities and the size of FTBNA's holdings, FTBNA could potentially receive benefits or absorb losses that are significant to the trusts regardless of whether a majority of a trust's securities are held by FTBNA. However, since FTBNA is solely a holder of the trusts' securities, it has no rights which would give it the power to direct the activities that most significantly impact the trusts' economic performance and thus it is not considered the primary beneficiary of the trusts. FTBNA has no contractual requirements to provide financial support to the trusts.

On-Balance Sheet Trust Preferred Securitization. In 2007, FTBNA executed a securitization of certain small issuer trust preferreds for which the underlying trust meets the definition of a VIE as the holders of the equity investment at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the entity's economic performance. FTBNA could potentially receive benefits or absorb losses that are significant to the trust based on the size and priority of the interests it retained in the securities issued by the trust. However, since FTBNA did not retain servicing or other decision making rights, FTBNA is not the primary beneficiary as it does not have the power to direct the activities that most significantly impact the trust's economic performance. Accordingly, FTBNA has accounted for the funds received through the securitization as a term borrowing in its Consolidated Statements of Condition. FTBNA has no contractual requirements to provide financial support to the trust.

Proprietary Trust Preferred Issuances. FHN has previously issued junior subordinated debt to First Tennessee Capital II (“Capital II”).  Capital II is considered a VIE as FHN's capital contributions to this trust are not considered “at risk” in evaluating whether the holders of the equity investments at risk in the trust have the power through voting rights, or similar rights, to direct the activities that most significantly impact the entity's economic performance. FHN is not the trust's primary beneficiary as FHN's capital contributions to the trust are not considered variable interests as they are not “at risk”. Consequently, Capital II is not consolidated by FHN.

Proprietary & Agency Residential Mortgage Securitizations. FHN holds variable interests in proprietary residential mortgage securitization trusts it established prior to 2008 as a source of liquidity for its mortgage banking operations. Except for recourse due to breaches of representations and warranties made by FHN in connection with the sale of the loans to the trusts, the creditors of the trusts hold no recourse to the assets of FHN. Additionally, FHN has no contractual requirements to provide financial support to the trusts. Based on their restrictive nature, the trusts are considered VIEs as the holders of equity at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the trusts' economic performance. While FHN is assumed to have the power as servicer to most significantly impact the activities of such VIEs, in situations where FHN does not have the ability to participate in significant portions of a securitization trust's cash flows, it is not considered the primary beneficiary of the trust. Therefore, these trusts are not consolidated by FHN.

Prior to third quarter 2008, FHN transferred first lien mortgages that were included in Agency-sponsored securitizations and retained MSR and in certain situations various other interests. Except for recourse due to breaches of standard representations and warranties made by FHN in connection with the sale of the loans to the trusts, the creditors of the trusts hold no recourse to the assets of FHN. Additionally, FHN has no contractual requirements to provide financial support to the trusts. The Agencies' or designated third parties' status as Master Servicer and the rights they hold consistent with their guarantees on the securities issued provide them with the power to direct the activities that most significantly impact the trusts' economic performance. Thus, such trusts are not consolidated by FHN as it is not considered the primary beneficiary even in situations where it could potentially receive benefits or absorb losses that are significant to the trusts.

In relation to certain agency securitizations, FHN purchased the servicing rights on securitized loans from the loan originator and holds other retained interests. Based on their restrictive nature, the trusts meet the definition of a VIE since the holders of the equity investments at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the trusts' economic performance. As the agencies serve as Master Servicer for the securitized loans and hold rights consistent with their guarantees on the securities issued, they have the power to direct the activities that most significantly impact the trusts' economic performance. Thus, FHN is not considered the primary beneficiary even in situations where it could potentially receive benefits or absorb losses that are significant to the trusts. FHN has no contractual requirements to provide financial support to the trusts.

On-Balance Sheet Consumer Loan Securitizations. FHN holds variable interests in proprietary residential mortgage securitization trusts it established prior to 2008 as a source of liquidity for its consumer lending operations. Except for recourse due to breaches of representations and warranties made by FHN in connection with the sale of the loans to the trusts, the creditors of the trusts hold no recourse to the assets of FHN. Based on their restrictive nature, the trusts are considered VIEs as the holders of equity at risk do not have the power through voting rights or similar rights to direct the activities that most significantly impact the trusts' economic performance. The nonconsolidated proprietary residential mortgage securitizations as of December 31, 2012 consist of two HELOC securitization trusts that have entered a rapid amortization period and for which FHN is obligated to provide subordinated funding. These securitization trusts are not consolidated by FHN as it is not the Master Servicer for the securitizations. FHN's holding of a unilateral call right to reclaim specific assets in the trusts precludes sale accounting for the related securitization transactions. Thus, even though FHN is not the Master Servicer, the related transactions are accounted for as secured borrowings, with the associated loans and secured debt remaining within FHN's Consolidated Financial Statements.

Holdings & Short Positions in Agency Mortgage-Backed Securities. FHN holds securities issued by various agency securitization trusts. Based on their restrictive nature, the trusts meet the definition of a VIE since the holders of the equity investments at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the entities' economic performance. FHN could potentially receive benefits or absorb losses that are significant to the trusts based on the nature of the trusts' activities and the size of FHN's holdings. However, FHN is solely a holder of the trusts' securities and does not have the power to direct the activities that most significantly impact the trusts' economic performance, and is not considered the primary beneficiary of the trusts. FHN has no contractual requirements to provide financial support to the trusts.

Commercial Loan Troubled Debt Restructurings. For certain troubled commercial loans, FTBNA restructures the terms of the borrower's debt in an effort to increase the probability of receipt of amounts contractually due. Following a troubled debt restructuring, the borrower entity typically meets the definition of a VIE as the initial determination of whether an entity is a VIE must be reconsidered and economic events have proven that the entity's equity is not sufficient to permit it to finance its activities without additional subordinated financial support or a restructuring of the terms of its financing. As FTBNA does not have the power to direct the activities that most significantly impact such troubled commercial borrowers' operations, it is not considered the primary beneficiary even in situations where, based on the size of the financing provided, FTBNA is exposed to potentially significant benefits and losses of the borrowing entity. FTBNA has no contractual requirements to provide financial support to the borrowing entities beyond certain funding commitments established upon restructuring of the terms of the debt that allows for preparation of the underlying collateral for sale.

Managed Discretionary Trusts. FHN serves as manager over certain discretionary trusts, for which it makes investment decisions on behalf of the trusts' beneficiaries in return for a reasonable management fee. The trusts meet the definition of a VIE since the holders of the equity investments at risk do not have the power, through voting rights or similar rights, to direct the activities that most significantly impact the entities' economic performance. The management fees FHN receives are not considered variable interests in the trusts as all of the requirements related to permitted levels of decision maker fees are met. Therefore, the VIEs are not consolidated by FHN as it is not the trusts' primary beneficiary. FHN has no contractual requirements to provide financial support to the trusts.

The following table summarizes FHN’s nonconsolidated VIEs as of December 31, 2012:

	Maximum	Liability
(Dollars in thousands)	Loss Exposure	Recognized	Classification
Type
Low income housing partnerships (a) (b)	$53,286	$-	Other assets
New market tax credit LLCs (b) (c)	23,734	-	Other assets
Small issuer trust preferred holdings (d)	445,900	-	Loans, net of unearned income
On-balance sheet trust preferred securitization	58,428	55,746	(e)
Proprietary trust preferred issuances (f)	N/A	206,186	Term borrowings
Proprietary and agency residential mortgage securitizations	421,534	-	(g)
On-balance sheet consumer loan securitizations	14,119	281,680	(h)
Holdings of agency mortgage-backed securities (d)	3,356,061	-	(i)
Short positions in agency mortgage-backed securities (f)	N/A	43	Trading liabilities
Commercial loan troubled debt restructurings (j) (k)	78,408	-	Loans, net of unearned income
Managed discretionary trusts (f)	N/A	N/A	N/A

  Maximum loss exposure represents $52.8 million of current investments and $.5 million of contractual funding commitments. Only the current investment amount is included in Other assets.
  A liability is not recognized as investments are written down over the life of the related tax credit.
  Maximum loss exposure represents current investment balance. Of the initial investment, $18.0 million was funded through loans from community development enterprises.
  Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.
  Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $55.7 million classified as Term borrowings.
  No exposure to loss due to the nature of FHN's involvement.
  Includes $69.4 million and $30.8 million classified as MSR and $8.3 million and $9.7 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $303.3 million are classified as Other assets.
  Includes $295.8 million classified as Loans, net of unearned income which are offset by $281.7 million classified as Term borrowings.
  Includes $570.3 million classified as Trading securities and $2.8 billion classified as Securities available for sale.
  Maximum loss exposure represents $76.3 million of current receivables and $2.1 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
  A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.

The following table summarizes FHN's nonconsolidated VIEs as of December 31, 2011:

	Maximum	Liability
(Dollars in thousands)	Loss Exposure	Recognized	Classification
Type
Low income housing partnerships (a) (b)	$70,923	$-	Other assets
New market tax credit LLCs (b) (c)	20,932	-	Other assets
Small issuer trust preferred holdings (d)	447,156	-	Loans, net of unearned income
On-balance sheet trust preferred securitization	61,956	52,218	(e)
Proprietary trust preferred issuances (f)	N/A	206,186	Term borrowings
Proprietary and agency residential mortgage securitizations	497,794	-	(g)
Holdings of agency mortgage-backed securities (d)	3,211,442	-	(h)
Short positions in agency mortgage-backed securities (f)	N/A	736	Trading liabilities
Commercial loan troubled debt restructurings (i) (j)	91,600	-	Loans, net of unearned income
Managed discretionary trusts (f)	N/A	N/A	N/A

  Maximum loss exposure represents $70.3 million of current investments and $.6 million of contractual funding commitments. Only the current investment amount is included in Other Assets.
  A liability is not recognized as investments are written down over the life of the related tax credit.
  Maximum loss exposure represents current investment balance. Of the initial investment $15.3 million was funded through loans from community development enterprises.
  Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.
  Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $52.2 million classified as Term borrowings.
  No exposure to loss due to the nature of FHN's involvement.
  Includes $79.4 million and $46.3 million classified as MSR and $11.8 million and $14.3 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $345.9 million are classified as Other assets.
  Includes $443.3 million classified as Trading securities and $2.8 billion classified as Securities available for sale.
  Maximum loss exposure represents $89.9 million of current receivables and $1.7 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
  A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.

See Note 18 – Contingencies and Other Disclosures for information regarding FHN's repurchase exposure for claims that FHN breached its standard representations and warranties made in connection with the sale of loans to proprietary and agency residential mortgage securitization trusts.

Derivatives	12 Months Ended
Dec. 31, 2012
Derivatives [Abstract]
Derivatives

Note 25 – Derivatives

In the normal course of business, FHN utilizes various financial instruments (including derivative contracts and credit-related agreements) through its legacy mortgage servicing operations, capital markets, and risk management operations, as part of its risk management strategy and as a means to meet customers' needs. These instruments are subject to credit and market risks in excess of the amount recorded on the balance sheet as required by GAAP. The contractual or notional amounts of these financial instruments do not necessarily represent credit or market risk. However, they can be used to measure the extent of involvement in various types of financial instruments. Controls and monitoring procedures for these instruments have been established and are routinely reevaluated. The Asset/Liability Committee (“ALCO”) monitors the usage and effectiveness of these financial instruments.

Credit risk represents the potential loss that may occur if a party to a transaction fails to perform according to the terms of the contract. The measure of credit exposure is the replacement cost of contracts with a positive fair value. FHN manages credit risk by entering into financial instrument transactions through national exchanges, primary dealers or approved counterparties, and using mutual margining and master netting agreements whenever possible to limit potential exposure. FHN also maintains collateral posting requirements with its counterparties to limit credit risk. With exchange-traded contracts, the credit risk is limited to the clearinghouse used. For non-exchange traded instruments, credit risk may occur when there is a gain in the fair value of the financial instrument and the counterparty fails to perform according to the terms of the contract and/or when the collateral proves to be of insufficient value. Market risk represents the potential loss due to the decrease in the value of a financial instrument caused primarily by changes in interest rates, mortgage loan prepayment speeds, or the prices of debt instruments. FHN manages market risk by establishing and monitoring limits on the types and degree of risk that may be undertaken. FHN continually measures this risk through the use of models that measure value-at-risk and earnings-at-risk.

Derivative Instruments. FHN enters into various derivative contracts both in a dealer capacity, to facilitate customer transactions, and also as a risk management tool. Where contracts have been created for customers, FHN enters into transactions with dealers to offset its risk exposure. Derivatives are also used as a risk management tool to hedge FHN's exposure to changes in interest rates or other defined market risks.

Forward contracts are over-the-counter contracts where two parties agree to purchase and sell a specific quantity of a financial instrument at a specified price, with delivery or settlement at a specified date. Futures contracts are exchange-traded contracts where two parties agree to purchase and sell a specific quantity of a financial instrument at a specified price, with delivery or settlement at a specified date. Interest rate option contracts give the purchaser the right, but not the obligation, to buy or sell a specified quantity of a financial instrument, at a specified price, during a specified period of time. Caps and floors are options that are linked to a notional principal amount and an underlying indexed interest rate. Interest rate swaps involve the exchange of interest payments at specified intervals between two parties without the exchange of any underlying principal. Swaptions are options on interest rate swaps that give the purchaser the right, but not the obligation, to enter into an interest rate swap agreement during a specified period of time.

On December 31, 2012 and 2011, respectively, FHN had $182.6 million and $192.6 million of cash receivables and $128.3 million and $149.1 million of cash payables related to collateral posting under master netting arrangements, inclusive of collateral posted related to contracts with adjustable collateral posting thresholds, with derivative counterparties. Certain of FHN's agreements with derivative counterparties contain provisions which require that FTBNA's debt maintain minimum credit ratings from specified credit rating agencies. If FTBNA's debt were to fall below these minimums, these provisions would be triggered, and the counterparties could terminate the agreements and request immediate settlement of all derivative contracts under the agreements. The net fair value, determined by individual counterparty, of all derivative instruments with credit-risk-related contingent accelerated termination provisions was $221.1 million of assets and $38.4 million of liabilities on December 31, 2012, and $244.6 million of assets and $39.6 million of liabilities on December 31, 2011. As of December 31, 2012 and 2011, FHN had received collateral of $260.8 million and $270.3 million and posted collateral of $43.9 million and $36.8 million, respectively, in the normal course of business related to these contracts.

Additionally, certain of FHN's derivative agreements contain provisions whereby the collateral posting thresholds under the agreements adjust based on the credit ratings of both counterparties. If the credit rating of FHN and/or FTBNA is lowered, FHN would be required to post additional collateral with the counterparties. The net fair value, determined by individual counterparty, of all derivative instruments with adjustable collateral posting thresholds was $221.2 million of assets and $172.3 million of liabilities on December 31, 2012, and $245.0 million of assets and $187.7 million of liabilities on December 31, 2011. As of December 31, 2012 and 2011, FHN had received collateral of $260.8 million and $270.3 million and posted collateral of $173.4 million and $179.8 million, respectively, in the normal course of business related to these agreements.

Legacy Mortgage Servicing Operations

Retained Interests

FHN revalues MSR to current fair value each month with changes in fair value included in servicing income in Mortgage banking noninterest income on the Consolidated Statements of Income. FHN hedges the MSR to minimize the effects of loss in value of MSR associated with increased prepayment activity that generally results from declining interest rates. In a rising interest rate environment, the value of the MSR generally will increase while the value of the hedge instruments will decline. FHN enters into interest rate contracts (potentially including swaps, swaptions, and mortgage forward purchase contracts) to hedge against the effects of changes in fair value of its MSR. Substantially all capitalized MSR are hedged for economic purposes.

FHN utilizes derivatives as an economic hedge (potentially including swaps, swaptions, and mortgage forward purchase contracts) to protect the value of its interest-only securities that change in value inversely to the movement of interest rates. Interest-only securities are included in Trading securities on the Consolidated Statements of Condition. Changes in the fair value of these derivatives and the hedged interest-only securities are recognized currently in earnings in Mortgage banking noninterest income as a component of servicing income on the Consolidated Statements of Income.

The following table summarizes FHN’s derivatives associated with legacy mortgage servicing activities for the years ended December 31, 2012 and 2011:

	December 31, 2012
(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)
Retained Interests Hedging
Hedging Instruments:
Forwards and Futures	$55,000	$-	$26	$9,993
Interest Rate Swaps and Swaptions	$1,712,600	$7,371	$6,350	$5,886
Hedged Items:
Mortgage Servicing Rights	N/A	$111,363	N/A	$(12)
Other Retained Interests	N/A	$17,987	N/A	$1,614

	December 31, 2011
(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)
Retained Interests Hedging
Hedging Instruments:
Forwards and Futures	$3,295,000	$32,709	$614	$35,851
Interest Rate Swaps and Swaptions	$1,781,000	$6,886	$30,582	$29,861
Hedged Items:
Mortgage Servicing Rights	N/A	$140,619	N/A	$(27,474)
Other Retained Interests	N/A	$26,106	N/A	$2,568

Capital Markets

Capital markets trades U.S. Treasury, U.S. Agency, mortgage-backed, corporate and municipal fixed income securities, and other securities principally for distribution to customers. When these securities settle on a delayed basis, they are considered forward contracts. Capital markets also enters into interest rate contracts, including caps, swaps, and floors, for its customers. In addition, capital markets enters into futures and option contracts to economically hedge interest rate risk associated with a portion of its securities inventory. These transactions are measured at fair value, with changes in fair value recognized currently in Capital markets noninterest income. Related assets and liabilities are recorded on the Consolidated Statements of Condition as Other assets and Other liabilities. The FTN Financial Risk Committee and the Credit Risk Management Committee collaborate to mitigate credit risk related to these transactions. Credit risk is controlled through credit approvals, risk control limits, and ongoing monitoring procedures. Total trading revenues were $308.0 million and $329.7 million for the years ended December 31, 2012 and 2011, respectively. Total revenues are inclusive of both derivative and non-derivative financial instruments, and are included in Capital markets noninterest income.

The following table summarizes FHN’s derivatives associated with capital markets trading activities as of December 31, 2012 and 2011:

	December 31, 2012
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$1,447,895	$128,832	$949
Offsetting Upstream Interest Rate Contracts	1,447,895	949	128,832
Forwards and Futures Purchased	1,578,656	323	1,920
Forwards and Futures Sold	2,023,687	1,527	600

	December 31, 2011
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$1,484,514	$119,313	$3,275
Offsetting Upstream Interest Rate Contracts	1,484,514	3,275	119,314
Forwards and Futures Purchased	2,270,093	584	5,458
Forwards and Futures Sold	2,587,568	6,440	1,171

Interest Rate Risk Management

FHN's ALCO focuses on managing market risk by controlling and limiting earnings volatility attributable to changes in interest rates. Interest rate risk exists to the extent that interest-earning assets and interest-bearing liabilities have different maturity or repricing characteristics. FHN uses derivatives, including swaps, caps, options, and collars, that are designed to moderate the impact on earnings as interest rates change. Interest paid or received for swaps utilized by FHN to hedge the fair value of long term debt was recognized as an adjustment of the interest expense of the liabilities whose risk is being managed. FHN's interest rate risk management policy is to use derivatives to hedge interest rate risk or market value of assets or liabilities, not to speculate. In addition, FHN has entered into certain interest rate swaps and caps as a part of a product offering to commercial customers that includes customer derivatives paired with offsetting market instruments that, when completed, are designed to mitigate interest rate risk. These contracts do not qualify for hedge accounting and are measured at fair value with gains or losses included in current earnings in Noninterest expense on the Consolidated Statements of Income.

FHN has entered into pay floating, receive fixed interest rate swaps to hedge the interest rate risk of certain term borrowings totaling $904.0 million on both December 31, 2012 and 2011. These swaps have been accounted for as fair value hedges under the shortcut method. The balance sheet amount of these swaps was $71.0 million and $99.2 million in Other assets on December 31, 2012 and 2011, respectively.

FHN has designated a derivative transaction in a hedging strategy to manage interest rate risk on its $500 million noncallable senior debt maturing in December 2015. This derivative qualifies for hedge accounting under ASC 815-20 using the long-haul method. FHN entered into a pay floating, receive fixed interest rate swap to hedge the interest rate risk on this debt. The balance sheet amount of this swap was $26.9 million and $25.7 million in Other assets as of December 31, 2012 and 2011, respectively. There was no ineffectiveness related to this hedge.

FHN designates derivative transactions in hedging strategies to manage interest rate risk on subordinated debt related to its trust preferred securities. These qualify for hedge accounting under ASC 815-20 using the long-haul method. FHN hedges the interest rate risk of the subordinated debt totaling $200 million using pay, floating, receive fixed interest rate swaps. The balance sheet amount of these swaps was $2.7 million in Other liabilities and $2.1 million in Other assets on December 31, 2012 and 2011, respectively. There was no ineffectiveness related to these hedges. In April and October 2012, the counterparty called the swaps associated with the $200 million of subordinated debt. FHN discontinued hedge accounting and the cumulative basis adjustments to the associated subordinated debt are being amortized as an adjustment to interest expense over its remaining term. FHN entered into a new interest rate swap to hedge the interest rate risk associated with this debt. The swap qualifies for hedge accounting using the long-haul method.

The following tables summarize FHN’s derivatives associated with interest rate risk management activities for the years ended December 31, 2012 and 2011:

	December 31, 2012
(Dollars in thousands)	Notional	Assets	Liabilities		Gains/(Losses)
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$981,264	$55,216	$292		$(14,252)
Offsetting Upstream Interest Rate Contracts (a)	$981,264	$292	$56,416		$15,152
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,604,000	$97,957	$2,667		$(31,565)
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,604,000	(c)	$31,565	(d)

	December 31, 2011
(Dollars in thousands)	Notional	Assets	Liabilities		Gains/(Losses)
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$1,038,500	$69,650	$474		$(3,333)
Offsetting Upstream Interest Rate Contracts (a)	$1,038,500	$474	$71,750		$3,078
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,604,000	$126,968	$-		$29,320
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,604,000	(c)	$(29,320)	(d)

  Gains/losses included in the Other expense section of the Consolidated Statements of Income.
  Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.
  Represents par value of term borrowings being hedged.
  Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

FHN hedges held-to-maturity trust preferred loans with a principal balance of $56.8 million and $196.3 million as of December 31, 2012 and 2011, respectively, which have an initial fixed rate term of five years before conversion to a floating rate. FHN has entered into pay fixed, receive floating interest rate swaps to hedge the interest rate risk associated with this initial five-year term. These hedge relationships qualify as fair value hedges under ASC 815-20. The impact of these swaps was $2.0 million and $8.8 million in Other liabilities on the Consolidated Statements of Condition as of December 31, 2012 and 2011, respectively. Interest paid or received for these swaps was recognized as an adjustment of the interest income of the assets whose risk is being hedged. Basis adjustments remaining at the end of the hedge term are being amortized as an adjustment to interest income over the remaining life of the loans. Gains or losses are included in Other income and commissions on the Consolidated Statements of Income.

The following tables summarize FHN’s derivative activities associated with held-to-maturity trust preferred loans for the years ended December 31, 2012 and 2011:

	December 31, 2012
(Dollars in thousands)	Notional	Assets		Liabilities	Gains/(Losses)
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$56,750	N/A		$2,042	$6,766
Hedged Items:
Trust Preferred Loans (a)	N/A	$56,750	(b)	N/A	$(6,720)	(c)

	December 31, 2011
(Dollars in thousands)	Notional	Assets		Liabilities	Gains/(Losses)
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$196,250	N/A		$8,809	$8,389
Hedged Items:
Trust Preferred Loans (a)	N/A	$196,250	(b)	N/A	$(8,361)	(c)

  Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.
  Represents principal balance being hedged.
  Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Other Derivatives

In conjunction with the sales of a portion of its Visa Class B shares, FHN and the purchaser entered into derivative transactions whereby FHN will make, or receive, cash payments whenever the conversion ratio of the Visa Class B shares into Visa Class A shares is adjusted. As of December 31, 2012, the derivative liabilities associated with the sales of Visa Class B shares were $2.2 million compared to $11.8 million as of December 31, 2011. See the Visa Matters section of Note 18 – Contingencies and Other Disclosures for more information regarding FHN's Visa shares.

FHN utilizes cross currency swaps and cross currency interest rate swaps to economically hedge its exposure to foreign currency risk and interest rate risk associated with non-U.S. dollar denominated loans. As of December 31, 2012 and 2011, these loans were valued at $.6 million and $.8 million, respectively. As of December 31, 2012 and 2011, the balance sheet amount and the gains/losses associated with these derivatives were not material.

Restructuring, Repositioning, And Efficiency	12 Months Ended
Dec. 31, 2012
Restructuring, Repositioning, And Efficiency [Abstract]
Restructuring, Repositioning, And Efficiency

Note 26 – Restructuring, Repositioning, and Efficiency

Beginning in 2007, FHN conducted a company-wide review of business practices with the goal of improving its overall profitability and productivity. Such reviews continue throughout the organization. Since 2007, in order to redeploy capital to higher-return businesses, FHN exited or sold non-strategic businesses, eliminated layers of management, and consolidated functional areas.

Generally, restructuring, repositioning, and efficiency charges related to exited businesses are included in the non-strategic segment while charges related to corporate-driven actions are included in the corporate segment. Net charges recognized by FHN in 2012 related to restructuring, repositioning, and efficiency activities were $24.9 million. Of this amount, $23.1 million represent exit costs that were accounted for in accordance with the Exit of Disposal Cost Obligations Topic of the FASB Accounting Standards Codification (“ASC 420”). Significant expenses recognized in 2012 resulted from the following actions:

  Severance and other employee costs of $22.9 million primarily related to efficiency initiatives within corporate and bank services functions which are classified as Employee compensation, incentives, and benefits within noninterest expense.
  Expense of $2.6 million related to prior servicing sales which is reflected in Mortgage banking income.

Net charges recognized by FHN in 2011 related to restructuring, repositioning, and efficiency activities were $26.9 million. Of this amount, $18.6 million represented exit costs that were accounted for in accordance with ASC 420. Significant expenses recognized in 2011 resulted from the following actions:

  Severance and other employee costs of $16.6 million primarily related to efficiency initiatives within corporate and bank services functions which are classified as Employee compensation, incentives, and benefits within noninterest expense.
  Goodwill impairment of $10.1 million related to the contracted sale of FHI which is reflected in Income/(loss) from discontinued operations, net of tax.
  Gain on divestiture of $9.4 million relating to the sale of Msaver which is reflected in Income/(loss) from discontinued operations, net of tax.
  Loss of $9.0 million related to cancellation of a technology services contract which is reflected in All other expense.

Net charges recognized by FHN in 2010 related to restructuring, repositioning, and efficiency activities were $17.2 million. Of this amount, $9.5 million represented exit costs that were accounted for in accordance with ASC 420. Significant expenses recognized in 2010 resulted from the following actions:

  Severance and other employee costs of $5.6 million primarily related to the exit of the institutional equity research business and the 2009 sale of Louisville remittance processing operations.
  Goodwill impairment of $3.3 million related to the exit of the institutional equity research business which is reflected in Income/(loss) from discontinued operations, net of tax.
  Lease abandonment expense of $2.3 million primarily related to the closure of the institutional equity research business.
  Loss of $4.1 million related to asset impairments which is reflected in All other expense.

Settlement of the obligations arising from current initiatives will be funded from operating cash flows. The effect of suspending depreciation on assets held-for-sale was immaterial to FHN's results of operations for all periods. Due to the broad nature of the actions being taken, substantially all components of expense have benefitted from past efficiency initiatives and are expected to benefit from the current efficiency initiatives.

Activity in the restructuring and repositioning liability for the years ended December 31, 2012, 2011, and 2010 is presented in the following table, along with other restructuring and repositioning expenses recognized.

	2012		2011		2010
(Dollars in thousands)	Expense	Liability	Expense	Liability	Expense	Liability
Beginning balance	$-	$12,026	$-	$9,108	$-	$15,903
Severance and other employee related costs	22,897	22,897	16,614	16,614	5,638	5,638
Facility consolidation costs	46	46	1,909	1,909	2,348	2,348
Other exit costs, professional fees, and other	111	111	108	108	1,468	1,468
Total accrued	23,054	35,080	18,631	27,739	9,454	25,357
Payments related to:
Severance and other employee related costs		12,138		11,464		8,440
Facility consolidation costs		1,884		2,457		3,939
Other exit costs, professional fees, and other		15		111		1,394
Accrual reversals		1,268		1,681		2,476
Restructuring and repositioning reserve balance		$19,775		$12,026		$9,108

Other restructuring and repositioning expense:
Mortgage banking expense on servicing sales	2,635		-		1,532
(Gains)/losses on divestitures	(865)		(11,361)		-
Impairment of premises and equipment	22		478		4,086
Impairment of intangible assets	-		10,100		3,348
Impairment of other assets	12		-		267
Other	-		9,040		(1,466)
Total other restructuring and repositioning expense	1,804		8,257		7,767
Total restructuring and repositioning charges	$24,858		$26,888		$17,221

FHN began initiatives related to restructuring in second quarter 2007. Consequently, the following table presents cumulative amounts incurred to date through December 31, 2012 for costs associated with FHN’s restructuring, repositioning, and efficiency initiatives:

(Dollars in thousands)	Total Expense
Severance and other employee related costs	$100,693
Facility consolidation costs	40,696
Other exit costs, professional fees, and other	19,165
Other restructuring and repositioning expense:
Loan portfolio divestiture	7,672
Mortgage banking expense on servicing sales	23,810
Net loss on divestitures	282
Impairment of premises and equipment	22,397
Impairment of intangible assets	48,231
Impairment of other assets	40,504
Other	7,574
Total restructuring and repositioning charges incurred to date as of December 31, 2012	$311,024

Parent Company Financial Information	12 Months Ended
Dec. 31, 2012
Parent Company Financial Information [Abstract]
Parent Company Financial Information [Text Block]

Note 27 – Parent Company Financial Information

Following are condensed statements of the parent company:

Statements of Condition	Year Ended December 31
(Dollars in thousands)	2012	2011
Assets:
Cash	$20,421	$16,816
Interest-bearing cash	80,000	165,000
Securities available for sale	6,346	6,726
Notes receivable	3,700	3,700
Allowance for loan losses	(1,850)	(3,700)
Investments in subsidiaries:
Bank	3,161,926	3,268,359
Non-bank	17,818	17,476
Other assets	217,934	208,613
Total assets	$3,506,295	$3,682,990
Liabilities and equity:
Other short-term borrowings	$27,200	$28,100
Accrued employee benefits and other liabilities	128,655	121,599
Term borrowings	841,234	848,654
Total liabilities	997,089	998,353
Total equity	2,509,206	2,684,637
Total liabilities and equity	$3,506,295	$3,682,990

Statements of Income	Year Ended December 31
(Dollars in thousands)	2012	2011	2010
Dividend income:
Bank	$100,000	$100,000	$300,000
Non-bank	390	907	1,531
Total dividend income	100,390	100,907	301,531
Interest income	329	176	340
Other income	1,050	6,392	1,761
Total income	101,769	107,475	303,632
Provision/(provision credit) for loan losses	(1,850)	2,877	-
Interest expense:
Short-term debt	50	283	290
Term borrowings	24,365	22,626	11,713
Total interest expense	24,415	22,909	12,003
Compensation, employee benefits and other expense	40,286	36,053	33,476
Total expense	62,851	61,839	45,479
Income/(loss) before income taxes	38,918	45,636	258,153
Income tax benefit	(23,653)	(21,127)	(13,078)
Income/(loss) before equity in undistributed net income of subsidiaries	62,571	66,763	271,231
Equity in undistributed net income/(loss) of subsidiaries:
Bank	(90,769)	64,113	(220,800)
Non-bank	439	320	(230)
Net income/(loss) attributable to the controlling interest	$(27,759)	$131,196	$50,201

Statements of Cash Flows	Year Ended December 31
(Dollars in thousands)	2012	2011	2010
Operating activities:
Net income/(loss)	$(27,759)	$131,196	$50,201
Less undistributed net loss of subsidiaries	(90,330)	64,433	(221,030)
Income/(loss) before undistributed net income of subsidiaries	62,571	66,763	271,231
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	(2,335)	4,396	4,201
Stock-based compensation expense	16,201	12,996	6,797
Net (increase)/decrease in interest receivable and other assets	(14,945)	(12,999)	26,439
Net (decrease)/increase in interest payable and other liabilities	1,599	(7,993)	155
Total adjustments	520	(3,600)	37,592
Net cash provided/(used) by operating activities	63,091	63,163	308,823
Investing activities:
Securities:
Sales and prepayments	512	699	20
Purchases	(180)	(149)	(410)
Premises and equipment:
Purchases	(225)	-	-
Decrease/(increase) in interest-bearing cash	85,000	(52,104)	48,103
Return on investment in subsidiary	-	2,170	49
Net cash provided/(used) by investing activities	85,107	(49,384)	47,762
Financing activities:
Preferred stock:
Repayment of preferred equity - CPP	-	-	(866,540)
Cash dividends	-	-	(47,780)
Common stock:
Repurchase of common stock warrants - CPP	-	(79,700)	-
Exercise of stock options	144	-	93
Proceeds from issuance of common stock	-	-	263,103
Cash dividends	(10,066)	(7,944)	-
Repurchase of shares	(133,757)	(45,111)	(1,345)
Term borrowings:
Proceeds from issuance of term borrowings	-	-	496,345
Repayment of term borrowings	-	(103,093)	-
Increase/(decrease) in short-term borrowings	(900)	23,300	1,000
Repayment of advance from subsidiary	-	(3,700)	-
Other	(14)	(2)	(1)
Net cash (used)/provided by financing activities	(144,593)	(216,250)	(155,125)
Net increase/(decrease) in cash and cash equivalents	3,605	(202,471)	201,460
Cash and cash equivalents at beginning of year	16,816	219,287	17,827
Cash and cash equivalents at end of year	$20,421	$16,816	$219,287
Total interest paid	$23,858	$26,517	$10,966
Total income taxes paid	10,671	4,998	1,713

Other Events	12 Months Ended
Dec. 31, 2012
Other Events [Abstract]
Other Events

Note 28 – Other Events

On January 23, 2013, the Board of Directors of FHN declared a quarterly dividend of $0.05 per share of common stock payable April 1, 2013 to common shareholders of record on March 15, 2013. The dividend represents an increase compared to the $0.01 rate declared each quarter in 2012. On the same day, the Board of Directors of FHN also increased its share repurchase program launched in fourth quarter 2011 by $100 million to a total of $300 million and extended the program through January 2014. The program enables FHN to repurchase its common stock in the open market, in privately negotiated transactions or otherwise, subject to market conditions.

On January 31, 2013, FHN issued 1,000 shares having an aggregate liquidation preference of $100 million of Series A Non-Cumulative Perpetual Preferred Stock for net proceeds of approximately $96 million. Dividends on the Series A Preferred Stock, if declared, accrue and are payable quarterly, in arrears, at a rate of 6.20 percent per annum. For the issuance, FHN issued depositary shares, each of which represents a fractional ownership interest in a share of FHN's preferred stock. These securities qualify as Tier 1 Capital.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis Of Accounting

Basis of Accounting. The consolidated financial statements of First Horizon National Corporation (“FHN”), including its subsidiaries, have been prepared in conformity with accounting principles generally accepted in the United States of America and follow general practices within the industries in which it operates. This preparation requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates and assumptions are based on information available as of the date of the financial statements and could differ from actual results.

Principles of Consolidation And Basis Of Presentation

Principles of Consolidation and Basis of Presentation. The consolidated financial statements include the accounts of FHN and other entities in which it has a controlling financial interest. Variable Interest Entities (“VIEs”) for which FHN or a subsidiary has been determined to be the primary beneficiary are also consolidated. The assets and liabilities of FHN's consolidated residential mortgage securitization trusts have been parenthetically disclosed on the face of the Consolidated Statements of Condition as restricted in accordance with the presentation requirements of Accounting Standards Codification (“ASC”) 810, as amended, due to the assets being pledged to settle the trusts' obligations and the trusts' security holders having no recourse to FHN. Affiliates for which FHN is not considered the primary beneficiary and in which FHN does not have a controlling financial interest are accounted for by the equity method. These investments are included in other assets, and FHN's proportionate share of income or loss is included in noninterest income. All significant intercompany transactions and balances have been eliminated. For purposes of comparability, certain prior period amounts have been reclassified to conform to current year presentation. Business combinations accounted for as purchases are included in the financial statements from the respective dates of acquisition.

Revenue Recognition

Revenue Recognition. FHN derives a significant portion of its revenues from fee-based services. Noninterest income from transaction-based fees is generally recognized when the transactions are completed. Noninterest income from service-based fees is generally recognized over the period in which FHN provides the service.

Deposit Transactions And Cash Management

Deposit Transactions and Cash Management. Deposit transactions include services related to retail and commercial deposit products (such as service charges on checking accounts), cash management products and services such as electronic transaction processing (Automated Clearing House and Electronic Data Interchange), account reconciliation services, cash vault services, lockbox processing, and information reporting to large corporate clients.

Insurance Commissions	Insurance Commissions. Insurance commissions are derived from the sale of insurance products, including acting as an independent agent to provide life, long-term care, and disability insurance.
Trust Services And Investment Management Fees	Trust Services and Investment Management. Trust services and investment management fees include investment management, personal trust, employee benefits, and custodial trust services.
Brokerage, Management Fees and Commissions	Brokerage, Management Fees and Commissions. Brokerage, management fees and commissions include fees for portfolio management, trade commissions, and annuity and mutual fund sales.
Statements of Cash Flows

Statements of Cash Flows. For purposes of these statements, cash and due from banks, federal funds sold, and securities purchased under agreements to resell are considered cash and cash equivalents. Federal funds are usually sold for one-day periods, and securities purchased under agreements to resell are short-term, highly liquid investments.

Trading Activities

Trading Activities. Securities purchased in connection with underwriting or dealer activities (long positions) are carried at fair market value as trading securities. Gains and losses, both realized and unrealized, on these securities are reflected in capital markets noninterest income. Trading liabilities include securities that FHN has sold to other parties but does not own (short positions). FHN is obligated to purchase securities at a future date to cover the short positions. Assets and liabilities for unsettled trades are recorded on the Consolidated Statements of Condition as “Capital markets receivables” or “Capital markets payables.” Retained interests from securitizations in the form of excess interest, interest-only and principal-only strips from sales and securitizations of first lien mortgages are recognized at fair value as trading securities with gains and losses, both realized and unrealized, recognized in mortgage banking income. Excess interest represents rights to receive interest from serviced assets that exceed contractually specified rates. Principal-only strips are principal cash flow tranches, and interest-only strips are interest cash flow tranches. Cash receipts and payments are classified in investing activities on the Consolidated Statements of Cash Flows based on the purpose for which such financial assets were retained.

Investment Securities

Investment Securities. Investment securities are reviewed quarterly for possible other-than-temporary impairment (“OTTI”). The review includes an analysis of the facts and circumstances of each individual investment such as the degree of loss, the length of time the fair value has been below cost, the expectation for that security's performance, the creditworthiness of the issuer and FHN's intent and ability to hold the security. Securities that may be sold prior to maturity and equity securities are classified as securities available-for-sale and are carried at fair value. The unrealized gains and losses on securities available-for-sale, including debt securities for which no credit impairment exists, are excluded from earnings and are reported, net of tax, as a component of other comprehensive income within shareholders' equity. Venture capital investments are classified as securities available-for-sale and are carried at fair value with unrealized gains and losses recognized in noninterest income.

Realized gains and losses for investment securities are determined by the specific identification method and reported in noninterest income. Declines in value judged to be other-than-temporary based on FHN's analysis of the facts and circumstances related to an individual investment, including securities that FHN has the intent to sell, are also determined by the specific identification method, and reported in noninterest income. For impaired debt securities that FHN does not intend to sell and will not be required to sell prior to recovery but for which credit losses exist, the other-than-temporary impairment recognized is separated between the total impairment related to credit losses which is reported in noninterest income, and the impairment related to all other factors which is excluded from earnings and reported, net of tax, as a component of other comprehensive income within shareholders' equity.

Securities Purchased under Resale Agreements and Securities Sold under Repurchase Agreements

Securities Purchased under Resale Agreements and Securities Sold under Repurchase Agreements. FHN enters into short-term purchases of securities under agreements to resell which are accounted for as collateralized financings except where FHN does not have an agreement to sell the same or substantially the same securities before maturity at a fixed or determinable price. As of December 31, 2012 and 2011, and for the three years ended December 31, 2012, all of FHN's securities purchased under agreements to resell were recognized as collateralized financings. Securities delivered under these transactions are delivered to either the dealer custody account at the Federal Reserve Bank (“FRB”) or to the applicable counterparty. Securities sold under agreements to repurchase are offered to cash management customers as an automated, collateralized investment account. Securities sold are also used by the retail/commercial bank to obtain favorable borrowing rates on its purchased funds. As of December 31, 2012 and 2011, all of FHN's securities sold under agreements to repurchase were secured borrowings.

Collateral is valued daily and FHN may require counterparties to deposit additional securities or cash as collateral, or FHN may return cash or securities previously pledged by counterparties, or FHN may be required to post additional securities or cash as collateral, based on the contractual requirements for these transactions.

FHN's capital markets business utilizes securities borrowing arrangements as part of its trading operations. Securities borrowing transactions generally require FHN to deposit cash with the securities lender. The amount of cash advanced is recorded within Federal funds sold and securities purchased under agreements to resell in the Consolidated Statements of Condition. These transactions are not considered purchases and the securities borrowed are not recognized by FHN. FHN does not conduct securities lending transactions.

Loans Held-for-Sale and Securitization and Residual Interests

Loans Held-for-Sale and Securitization and Residual Interests. Prior to fourth quarter 2008, FHN originated first lien mortgage loans (“the warehouse”) for the purpose of selling them in the secondary market, through sales to government sponsored enterprises ("GSEs") for securitization, proprietary securitizations, and to a lesser extent through other whole loan sales. In addition, FHN sold certain of the second lien mortgages and home equity lines of credit (“HELOC”) it produced in the secondary market through securitizations and whole loan sales through third quarter 2007. The majority of the mortgage securitization trusts to which FHN transferred loans remains unconsolidated as FHN is deemed not to be the primary beneficiary based on the interests it retained in the trusts. Under ASC 810, as amended, continual reconsideration of conclusions reached regarding which interest holder is the primary beneficiary of a trust is required. See Note 24 – Variable Interest Entities for additional information regarding FHN's consolidated and nonconsolidated mortgage securitization trusts.

Loans originated or purchased in which management lacks the intent to hold are included in loans held-for-sale in the Consolidated Statements of Condition. FHN has elected the fair value option on a prospective basis for almost all types of mortgage loans originated for sale purposes. Such loans are carried at fair value, with changes in the fair value of these loans recognized in the mortgage banking noninterest income section of the Consolidated Statements of Income. For mortgage loans originated for sale for which the fair value option is elected, loan origination fees are recorded by FHN when earned and related direct loan origination costs are recognized when incurred. See Note 22 – Fair Value of Assets and Liabilities for additional information. FHN accounts for all mortgage loans held-for-sale which were originated prior to 2008 and for mortgage loans held-for-sale for which fair value accounting was not elected at the lower of cost or market value (“LOCOM”).

Mortgage loans insured by the Federal Housing Administration (“FHA”) and mortgage loans guaranteed by the Veterans Administration (“VA”) were generally securitized through the Government National Mortgage Association (“GNMA”, "Ginnie Mae", or "Ginnie") programs. Generally, conforming conventional loans were securitized through GSEs such as the Federal National Mortgage Association (“FNMA”, "Fannie Mae", or "Fannie") and the Federal Home Loan Mortgage Corporation (“FHLMC”, "Freddie Mac" or "Freddie"). In addition, FHN has completed proprietary securitizations of nonconforming first lien and second lien mortgages and HELOC, which do not conform to the requirements for sale or securitization through government agencies. Most of these securitizations are accounted for as sales; those that do not qualify for sale treatment are accounted for as consolidated VIEs or financing arrangements.

Interests retained from loan sales, including agency securitizations, include mortgage servicing rights ("MSR") and excess interest. Interests retained from proprietary securitizations include MSR and various financial assets which are included in trading securities. All retained interests, including MSR, are carried at fair value. FHN no longer retains financial interests in loans it transfers to third parties.

Loans

Loans. Loans are stated at principal amounts outstanding, net of unearned income. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on a straight-line basis over the commitment period. As required by ASC 310, "Receivables", FHN segregates the loan portfolio into segments and then further disaggregates the portfolio into classes for certain disclosures. Commercial loan portfolio segments include commercial, financial, and industrial (“C&I”) and commercial real estate (“CRE”). Commercial classes within C&I include general C&I, loans to mortgage companies, and the trust preferred loans (“TRUPs”) (i.e., loans to bank and insurance-related businesses) portfolio. Commercial classes within commercial real estate include income CRE and residential CRE. Retail loan portfolio segments include consumer real estate, permanent mortgage, and the credit card and other segment. Retail classes include HELOC and real estate (“R/E”) installment loans within the consumer real estate segment, permanent mortgage (which is both a segment and a class), and credit card and other.

Nonaccrual and Past Due Loans

Nonaccrual and Past Due Loans. Generally, for all portfolio segments and classes, loans are placed on nonaccrual status if it becomes evident that full collection of principal and interest is at risk, impairment has been recognized as a partial charge-off of principal balance, or on a case-by-case basis if FHN continues to receive payments, but there are atypical loan structures or other borrower-specific issues. The determination of whether a troubled debt restructuring ("TDR") is placed on nonaccrual status generally follows the same internal policies and procedures as other portfolio loans. However, FHN will typically place a consumer real estate loan on nonaccrual status if it is 30 or more days delinquent at the time of modification and is determined to be a TDR, except for residential real estate secured loans discharged in bankruptcy ("discharged bankruptcies") that are placed on nonaccrual, regardless of delinquency status. Generally, current second liens are placed on nonaccrual status if they are behind first liens that FHN owns or services if the first lien is 90 days or more delinquent.

For commercial and retail loans within each portfolio segment and class placed on nonaccrual status, accrued but uncollected interest is reversed and charged against interest income when the loan is placed on nonaccrual status. Management may elect to continue the accrual of interest when the estimated net realizable value of collateral is sufficient to recover the principal balance and accrued interest. For all portfolio segments and classes, interest payments received on nonaccrual and impaired loans are normally applied to principal. Once all principal has been received, additional interest payments are recognized on a cash basis as interest income.

Generally, commercial and retail loans within each portfolio segment and class that have been placed on nonaccrual status can be returned to accrual status if all principal and interest is current and FHN expects full repayment of the remaining contractual principal and interest, or the asset becomes well-secured and is in the process of collection. Also, loans for which all contractual amounts can reasonably be expected to be repaid (including arrearages) within a prudent period, and repayment has been in accordance with the contractual terms for a sustained period (generally for a minimum of six months) can also be returned to accrual status. Larger commercial loan balances (outstanding balances greater than $1 million) that are being returned to accrual status are subject to review by the Credit Risk Assurance Group. For residential real estate loans discharged through bankruptcy, such loans will be reported as a nonaccrual until the loan is ultimately repaid or charged-off. For current second liens that have been placed on nonaccrual because the senior lien was delinquent, the second lien may be returned to accrual upon pay-off or cure of the first lien.

Charge-offs. For all commercial and retail loan portfolio segments, all losses of principal are charged to the allowance for loan losses ("ALLL") in the period in which the loan is deemed to be uncollectible. For consumer loans secured by real estate, a collateral position is assessed prior to the asset becoming 90 days delinquent. Beginning in third quarter 2012, for discharged bankruptcies, not reaffirmed by the borrower, the fair value of the collateral position is assessed at the time FHN is made aware of the discharge. If the collateral value does not support foreclosure, balances are fully charged-off and other avenues of recovery are pursued. If the collateral value supports foreclosure, the loan is charged-down to net realizable value of the collateral and is placed on nonaccrual status.

Impaired Loans

Impaired Loans. Impaired loans include nonaccrual commercial loans greater than $1 million and modified consumer and commercial loans that have been classified as a TDR and are individually measured for impairment under the guidance of ASC 310. See Note 4 – Loans for a discussion of methodologies utilized by FHN to measure impairment.

Allowance for Loan Losses

Allowance for Loan Losses. The ALLL is maintained at a level that management determines is sufficient to absorb estimated probable incurred losses in the loan portfolio. The ALLL is increased by the provision for loan losses and loan recoveries and is decreased by charged-off loans. Reserves are determined in accordance with ASC 450-20-50 "Contingencies - Accruals for Loss Contingencies" and are composed of reserves for commercial loans evaluated based on pools of credit graded loans and reserves for pools of smaller-balance homogeneous retail and commercial loans. The reserve factors applied to these pools are an estimate of probable incurred losses based on management's evaluation of historical net losses from loans with similar characteristics. Additionally, the ALLL includes specific reserves established in accordance with ASC 310-10-35, for loans determined by management to be individually impaired. Management uses analytical models based on loss experience subject to qualitative adjustment to reflect current events, trends, and conditions (including economic considerations and trends) to assess the adequacy of the ALLL as of the end of each reporting period. The nature of the process by which FHN determines the appropriate ALLL requires the exercise of considerable judgment. See Note 4 – Loans for a discussion of FHN's ALLL methodology and a description of the models utilized in the estimation process for the commercial and consumer loan portfolios.

Key components of the estimation process are as follows: (1) commercial loans determined by management to be individually impaired loans are evaluated individually and specific reserves are determined based on the difference between the outstanding loan amount and the estimated net realizable value of the collateral (if collateral dependent), the present value of expected future cash flows or by observable market prices; (2) individual commercial loans not considered to be individually impaired are segmented based on similar credit risk characteristics and evaluated on a pool basis; (3) reserve rates for the commercial segment are calculated based on historical net charge-offs and are subject to adjustment by management to reflect current events, trends, and conditions (including economic considerations and trends); (4) management's estimate of probable incurred losses reflects the reserve rate applied against the balance of loans in the commercial segment of the loan portfolio; (5) retail loans are segmented based on loan type; (6) reserve amounts for each retail portfolio segment are calculated using analytical models based on delinquency trends and net loss experience and are subject to adjustment by management to reflect current events, trends, and conditions (including economic considerations and trends); and (7) the reserve amount for each retail portfolio segment reflects management's estimate of probable incurred losses in the retail segment of the loan portfolio.

Impairment related to individually impaired loans is measured in accordance with ASC 310-10. For all commercial portfolio segments, commercial TDRs and other individually impaired commercial loans are measured based on the present value of expected future payments discounted at the loan's effective interest rate (“the DCF method”), observable market prices, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral less estimated costs to sell (net realizable value). Impaired loans also include consumer TDRs. With the exception of discharged bankruptcies which are collateral dependent and charged down to net realizable value, impairment is measured using a DCF model. For loans measured using the DCF method or by observable market prices, if the recorded investment in the impaired loan exceeds this amount, a specific allowance is established as a component of the ALLL; however, for impaired collateral-dependent loans FHN generally charges off the full difference between the book value and the estimated net realizable value.

For impaired assets viewed as collateral dependent, fair value estimates are obtained from a recently received and reviewed appraisal. Appraised values are adjusted down for costs associated with asset disposal and for the estimates of any further deterioration in values since the most recent appraisal.

Future adjustments to the ALLL and methodology may be necessary if economic or other conditions differ substantially from the assumptions used in making the estimates or, if required by regulators, based upon information at the time of their examinations or upon future regulatory guidance. Such adjustments to original estimates, as necessary, are made in the period in which these factors and other relevant considerations indicate that loss levels vary from previous estimates.

Premises And Equipment

Premises and Equipment. Premises and equipment are carried at cost less accumulated depreciation and amortization and include additions that materially extend the useful lives of existing premises and equipment. All other maintenance and repair expenditures are expensed as incurred. Gains and losses on dispositions are reflected in noninterest income and expense.

Depreciation and amortization are computed on the straight-line method over the estimated useful lives of the assets and are recorded as noninterest expense. Leasehold improvements are amortized over the lesser of the lease periods or the estimated useful lives using the straight-line method. Useful lives utilized in determining depreciation for furniture, fixtures and equipment and buildings are three to fifteen and seven to forty-five years, respectively.

Real Estate Acquired By Foreclosure

Real Estate Acquired by Foreclosure. Properties acquired by foreclosure in compliance with HUD servicing guidelines are included in “Real estate acquired by foreclosure” and are carried at the estimated amount of the underlying government insurance or guarantee. On December 31, 2012, FHN had $18.9 million in these foreclosed properties. All other real estate acquired by foreclosure consists of properties that have been acquired in satisfaction of debt. These properties are carried at the lower of the outstanding loan amount or estimated fair value less estimated costs to sell the real estate. Losses arising at foreclosure are charged to the appropriate reserve.

Required developmental costs associated with foreclosed property under construction are capitalized and included in determining the estimated net realizable value of the property, which is reviewed periodically, and any write-downs are charged against current earnings.

Intangible Assets

Intangible Assets. Intangible assets consist of “Other intangible assets” and “Goodwill.” The “Other intangible assets” represents identified intangible assets, including customer lists, acquired contracts, covenants not to compete and premium on purchased deposits, which are amortized over their estimated useful lives, except for those assets related to deposit bases that are primarily amortized over 10 years. Management evaluates whether events or circumstances have occurred that indicate the remaining useful life or carrying value of amortizing intangibles should be revised. Goodwill represents the excess of cost over net assets of acquired subsidiaries less identifiable intangible assets. On an annual basis, FHN assesses goodwill for impairment.

Derivative Financial Instruments

Derivative Financial Instruments. FHN accounts for derivative financial instruments in accordance with ASC 815 which requires recognition of all derivative instruments on the balance sheet as either an asset or liability measured at fair value through adjustments to either accumulated other comprehensive income within shareholders' equity or current earnings. Fair value is defined as the price that would be received to sell a derivative asset or paid to transfer a derivative liability in an orderly transaction between market participants on the transaction date. Fair value is determined using available market information and appropriate valuation methodologies. FHN has elected to present its derivative assets and liabilities gross within Other assets and Other liabilities, respectively. Amounts of collateral posted or received have not been netted within the related derivatives.

FHN prepares written hedge documentation, identifying the risk management objective and designating the derivative instrument as a fair value hedge, cash flow hedge or free-standing derivative instrument entered into as an economic hedge or to meet customers' needs. All transactions designated as ASC 815 hedges must be assessed at inception and on an ongoing basis as to the effectiveness of the derivative instrument in offsetting changes in fair value or cash flows of the hedged item. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability are recognized currently in earnings. For a cash flow hedge, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded in accumulated other comprehensive income and subsequently reclassified to earnings as the hedged transaction impacts net income. Any ineffective portion of a cash flow hedge is recognized currently in earnings. For free-standing derivative instruments, changes in fair values are recognized currently in earnings. See Note 25 – Derivatives for additional information.

Cash flows from derivative contracts are reported as operating activities on the Consolidated Statements of Cash Flows.

Advertising and Public Relations	Advertising and Public Relations. Advertising and public relations costs are generally expensed as incurred.
Income Taxes

Income Taxes. FHN accounts for income taxes using the asset and liability method pursuant to ASC 740, “Income Taxes,” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, FHN's deferred tax assets and liabilities are determined based on differences between financial statement carrying amounts and the corresponding tax basis of certain assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

Additionally, deferred tax assets are subject to a “more likely than not” test to determine whether the full amount of the deferred tax assets should be realized in the financial statements. FHN evaluates the likelihood of realization of the DTA based on both positive and negative evidence available at the time, including (as appropriate) scheduled reversals of DTLs, projected future taxable income, tax planning strategies, and recent financial operations. If the “more likely than not” test is not met, a valuation allowance must be established against the deferred tax asset. In the event FHN determines that deferred income tax assets are realizable in the future in excess of their net recorded amount, FHN would make an adjustment to the valuation allowance, which would reduce the provision for income taxes.

FHN's ASC 740 policy is to recognize interest and penalties related to unrecognized tax benefits as a component of income tax expense. Accrued interest and penalties are included within the related tax liability line in the consolidated balance sheet.

FHN and its eligible subsidiaries are included in a consolidated federal income tax return. FHN files separate returns for subsidiaries that are not eligible to be included in a consolidated federal income tax return. Based on the laws of the applicable state where it conducts business operations, FHN either files consolidated, combined, or separate returns. With few exceptions, FHN is no longer subject to U.S. federal or state and local tax examinations by tax authorities for years before 2008. The Internal Revenue Service (“IRS”) has examined tax years 2006 - 2009. All proposed adjustments with respect to examinations of federal returns filed for 2009 and prior years have been settled. FHN is currently under audit in several states.

Earnings per Share

Earnings per Share. Earnings per share is computed by dividing net income or loss available to common shareholders by the weighted average number of common shares outstanding for each period. Diluted earnings per share in net income periods is computed by dividing net income available to common shareholders by the weighted average number of common shares adjusted to include the number of additional common shares that would have been outstanding if the potential dilutive common shares resulting from restricted shares or units and options granted under FHN's equity compensation plans and deferred compensation arrangements had been issued. FHN utilizes the treasury stock method in this calculation. Diluted earnings per share does not reflect an adjustment for potentially dilutive shares in periods in which a net loss available to common shareholders exists.

Equity Compensation

Equity Compensation. FHN accounts for its employee stock-based compensation plans using the grant date fair value of an award to determine the expense to be recognized over the life of the award. For awards with service vesting criteria, expense is recognized using the straight-line method over the requisite service period (generally the vesting period) and is adjusted for anticipated forfeitures. For awards vesting based on a performance measure, anticipated performance is projected to determine the number of awards expected to vest, and the corresponding aggregate expense is adjusted to reflect the elapsed portion of the performance period. The fair value of equity awards with cash payout requirements, as well as awards for which fair value cannot be estimated at grant date, is remeasured each reporting period through vesting date. Performance awards with pre-grant date achievement criteria are expensed over the period from the start of the performance period through the end of the service vesting term. Awards are amortized using the nonsubstantive vesting methodology which requires that expense associated with awards having only service vesting criteria that continue vesting after retirement be recognized over a period ending no later than an employee's retirement eligibility date.

Repurchase and Foreclosure Provision

Repurchase and Foreclosure Provision. The repurchase and foreclosure provision is the charge to earnings necessary to maintain the liability at a level that reflects management's best estimate of losses associated with the repurchase of loans previously transferred in whole loans sales or securitizations as of the balance sheet date. See Note 18 – Contingencies and Other Disclosures for discussion related to FHN's obligations to repurchase such loans.

Legal Costs	Legal Costs. Generally, legal costs are expensed as incurred.
Contingency Accruals

Contingency Accruals. Contingent liabilities arise in the ordinary course of business, including those related to lawsuits, arbitration, mediation, and other forms of litigation. FHN establishes loss contingency liabilities for matters when loss is both probable and reasonably estimable as prescribed by applicable financial accounting guidance. A liability generally is not established when a loss contingency either is not probable or its amount is not reasonably estimable. If loss for a matter is probable and a range of possible loss outcomes is the best estimate available, accounting guidance generally requires a liability to be established at the low end of the range. Expected recoveries from insurance and indemnification arrangements are recognized if they are considered equally as probable and reasonably estimable as the related loss contingency up to the recognized amount of the estimated loss. Gain contingencies and expected recoveries from insurance and indemnification arrangements in excess of the associated recorded estimated losses are recognized when received. Recognized recoveries are recorded as offsets to the related expense in the Consolidated Statements of Income. The resolution of gain contingencies generally results in the recognition of other income in the Consolidated Statements of Income.

Summary of Accounting Changes

Summary of Accounting Changes. Effective January 1, 2012, FHN adopted the provisions of FASB ASU 2011-08, “Testing Goodwill for Impairment”. ASU 2011-08 provides that an entity may first perform a qualitative assessment of whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill, when determining whether it is necessary to perform the current two-step goodwill impairment test discussed in ASC 350, “Intangibles – Goodwill and Other”. Thus, if an entity concludes from its qualitative assessment that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, it must perform the two-step test. ASU 2011-08 provides examples of events and circumstances that should be considered in an evaluation of whether it is more likely than not that the fair value of an entity's reporting unit is less than its carrying amount. The new qualitative indicators replace the guidance previously provided in ASC 350 which was used to determine whether an interim goodwill impairment test was required, and is applicable for assessing whether to perform the second step of the goodwill impairment test for reporting units with zero or negative carrying amounts. Under the provisions of ASU 2011-08, entities are allowed, on the basis of their discretion, to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test, and are able to resume performing the qualitative assessment in any subsequent period. ASU 2011-08 removes the alternative in ASC 350 which allowed for the carryforward of the detailed calculation of the fair value of a reporting unit from one year to the next if certain conditions were met. The provisions of ASU 2011-08 are effective for fiscal years beginning after December 15, 2011, with early adoption permitted. The adoption of the provisions of ASU 2011-08 had no effect on FHN's statement of condition, results of operations, or cash flows.

Effective January 1, 2012, FHN adopted the provisions of FASB ASU 2011-05, “Presentation of Comprehensive Income”. ASU 2011-05 requires that net income and other comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 also provides that regardless of the method used to present comprehensive income, presentation is required on the face of the financial statements of reclassification adjustments for items that are reclassified from other comprehensive income to net income. ASU 2011-05 does not change the current option for entities to present components of other comprehensive income gross or net of the effect of income taxes, provided that such tax effects are presented in the statement in which other comprehensive income is presented or disclosed in the notes to the financial statements. The provisions of ASU 2011-05 are effective for periods beginning after December 15, 2011, with retrospective application to all periods presented in the financial statements required. No transition disclosures are required upon adoption. For interim reporting periods, filers are only required to present total comprehensive income in a single continuous statement or in two consecutive statements. On December 23, 2011, the FASB issued ASU 2011-12, which indefinitely defers the provisions of ASU 2011-05 that require entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). Upon adoption of the provisions of ASU 2011-05 and ASU 2011-12 on January 1, 2012, FHN revised its financial statements and disclosures accordingly.

Effective January 1, 2012, FHN adopted the provisions of FASB ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 provides that the highest-and-best use and valuation-premise concepts included in ASC 820 are only relevant when measuring the fair value of nonfinancial assets, thereby prohibiting the grouping of financial instruments for purposes of determining their fair values when the unit of account is specified in other guidance. However, under ASU 2011-04 an exception is permitted which allows an entity to measure the fair value of financial instruments that are managed on the basis of the entity's net exposure to a particular market risk, or to the credit risk of a particular counterparty, on a net basis when certain criteria are met. Such criteria include that there is evidence that the entity manages its financial instruments in that way, the entity applies such accounting policy election consistently from period to period, and the entity is required or has elected to measure those financial assets and financial liabilities at fair value in the statement of financial position at the end of each reporting period. Additionally, to qualify for the exception to the valuation premise, market risks that are being offset must be substantially the same. ASU 2011-04 also extends ASC 820's prohibition on the use of blockage factors in fair value measurements to all three levels of the fair value hierarchy except for fair value measurements of Level 2 and Level 3 measurements when market participants would incorporate the premium or discount into the measurement at the level of the unit of account specified in other guidance. ASU 2011-04 also provides that an entity should measure the fair value of its own equity instruments from the perspective of a market participant that holds the instruments as assets. Under ASC 820, as amended, expanded disclosures are required including disclosure of quantitative information about significant unobservable inputs used in Level 3 fair value measurements, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of recurring Level 3 measurements. Additional disclosures required under ASU 2011-04 include disclosure of fair value by level for each class of assets and liabilities not recorded at fair value but for which fair value is disclosed, and disclosure of any transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. The provisions of ASU 2011-04 are effective for periods beginning after December 15, 2011, with disclosure of the change, if any, in valuation technique and related inputs resulting from application of the amendments to ASC 820 required upon adoption, along with quantification of the total effect of the change, if practicable. Upon adoption of the provisions of ASU 2011-04, FHN revised its disclosures accordingly. Adoption of ASU 2011-04 had no effect on FHN's statement of condition, results of operations, or cash flows.

Effective January 1, 2012, FHN adopted the provisions of FASB ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements”. For entities that enter into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity, ASU 2011-03 removes from the assessment of effective control under ASC 860, “Transfers and Servicing”, the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, as well as the collateral maintenance implementation guidance related to that criterion. Under ASC 860-10, as amended, the remaining criteria related to whether effective control over transferred financial assets has been maintained would still need to be evaluated, including whether the financial assets to be repurchased or redeemed are the same or substantially the same as those transferred, the agreement is to repurchase or redeem them before maturity at a fixed or determinable price, and whether the agreement is entered into contemporaneously with, or in contemplation of, the transfer. The provisions of ASU 2011-03 are effective for periods beginning after December 15, 2011, with prospective application to transactions or modifications of existing transactions that occur on or after the effective date. Since FHN accounts for all of its repurchase agreements as secured borrowings, adopting the provisions of ASU 2011-03 did not have an effect on FHN's statement of condition, results of operations, or cash flows.

Effective July 1, 2011, FHN adopted the provisions of FASB ASU 2011-02, “A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring”. ASU 2011-02 provides that a situation in which a market rate is not readily available is an indicator of a troubled debt restructuring, but not a determinative factor, and that an assessment should consider all modified terms of the restructuring when making a final determination regarding a troubled debt restructuring designation. ASU 2011-02 also provides that a modification that results in a temporary or permanent increase to the contractual interest rate cannot be presumed to be a rate that is at or above market. ASU 2011-02 explicitly precludes creditors from using the borrower's effective rate test in ASC 470-60, “Debt – Troubled Debt Restructurings by Debtors” in its evaluation of whether a modification was executed at a market rate. Under the provisions of ASU 2011-02, a borrower that is not currently in default may still be considered to be experiencing financial difficulty when default is probable in the foreseeable future. ASU 2011-02 provides factors that an entity should consider when determining whether a delay in the amount of payments is significant, as insignificant delays in cash flows would not be considered a concession to a borrower under its provisions. Retrospective application to the beginning of the annual period of adoption is required for identification and disclosure purposes, with prospective application for impairment purposes. Disclosure of the total amount of loans and the associated reserves related to those loans that are considered impaired under ASC 310, “Receivables”, as a result of the clarification in guidance is required upon initial application. FHN had previously modified its troubled debt restructuring review process and was already in compliance with the provisions of ASU 2011-02. Therefore, the provisions of ASU 2011-02 had no material effect on FHN's statement of condition, results of operations, cash flows, or required disclosures.

Effective July 1, 2011, FHN adopted the remaining provisions of FASB ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”, related to the enhanced disclosure requirements for modifications of financing receivables. FHN previously adopted the provisions of ASU 2010-20 for certain disclosures about activity that occurs during a reporting period effective January 1, 2011. Additionally, effective December 31, 2010, FHN adopted the provisions of ASU 2010-20 related to disclosures as of the end of a reporting period, and the amendments to the rollforward of the allowance for credit losses. ASU 2010-20 provides enhanced disclosures related to the credit quality of financing receivables and the allowance for credit losses, and provides that new and existing disclosures should be disaggregated based on how an entity develops its allowance for credit losses and how it manages credit exposures. Under the provisions of ASU 2010-20, additional disclosures required for financing receivables include information regarding the aging of past due receivables, credit quality indicators, and modifications of financing receivables. Comparative disclosures are required only for periods ending subsequent to initial adoption. Upon adoption of the provisions of ASU 2010-20 on September 30, 2011, January 1, 2011, and December 31, 2010, respectively, FHN revised its disclosures accordingly.

Effective January 1, 2011, FHN adopted the provisions of FASB ASU 2010-06, “Improving Disclosures about Fair Value Measurements”, related to the requirement to provide the activity of purchases, sales, issuances, and settlements related to recurring Level 3 measurements on a gross basis in the Level 3 reconciliation. Effective January 1, 2010, FHN adopted all other provisions of ASU 2010-06. ASU 2010-06 updates ASC 820, “Fair Value Measurements and Disclosures” to require disclosure of significant transfers into and out of Level 1 and Level 2 of the fair value hierarchy, as well as disclosure of an entity's policy for determining when transfers between all levels of the hierarchy are recognized. The updated provisions of ASC 820 also require that fair value measurement disclosures be provided by each “class” of assets and liabilities, and that disclosures providing a description of the valuation techniques and inputs used to measure fair value be included for both recurring and nonrecurring fair value measurements classified as either Level 2 or Level 3. Under ASC 820, as amended, separate disclosure is required in the Level 3 reconciliation of total gains and losses recognized in other comprehensive income. Comparative disclosures are required only for periods ending subsequent to initial adoption. Upon adoption of the amendments to ASC 820 on January 1, 2011, and January 1, 2010, respectively, FHN revised its disclosures accordingly.

Effective January 1, 2010, FHN adopted the provisions of Accounting Standards Update 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (“ASU 2009-17”). ASU 2009-17 amends ASC 810 to revise the criteria for determining the primary beneficiary of a VIE by replacing the quantitative-based risks and rewards test previously required with a qualitative analysis. While ASC 810, as amended, retains the previous guidance in ASC 810 which requires a reassessment of whether an entity is a VIE only when certain triggering events occur, it adds an additional criterion which triggers a reassessment of an entity's status when an event occurs such that the holders of the equity investment at risk, as a group, lose the power from voting rights or similar rights of those investments to direct the activities of the entity that most significantly impact the entity's economic performance. Additionally, the amendments to ASC 810 require continual reconsideration of conclusions regarding which interest holder is the VIE's primary beneficiary. Under ASC 810, as amended, separate presentation is required on the face of the balance sheet of the assets of a consolidated VIE that can only be used to settle the VIE's obligations and the liabilities of a consolidated VIE for which creditors or beneficial interest holders have no recourse to the general credit of the primary beneficiary. ASC 810, as amended, also requires enhanced disclosures which are generally consistent with, and supersede, the disclosures previously required by the Codification update to ASC 810 and ASC 860 which was effective for periods ending after December 15, 2008. Comparative disclosures are required only for periods subsequent to initial adoption for those disclosures not required under such previous guidance.

Upon adoption of the amendments to ASC 810, FHN re-evaluated all former qualifying special purposes entities ("QSPEs") and entities already subject to ASC 810 under the revised consolidation methodology. Based on such re-evaluation, consumer loans with an aggregate unpaid principal balance of $245.2 million were prospectively consolidated as of January 1, 2010, along with secured borrowings of $236.3 million, as the retention of mortgage servicing rights (“MSR”) and other retained interests, including residual interests and subordinated bonds, resulted in FHN being considered the related trusts' primary beneficiary under the qualitative analysis required by ASC 810, as amended. MSR and trading assets held in relation to the newly consolidated trusts were removed from the mortgage servicing rights and trading securities sections of the Consolidated Statements of Condition, respectively, upon adoption of the amendments to ASC 810.

As the assets of FHN's consolidated residential mortgage securitization trusts are pledged to settle the obligations due to the holders of the trusts' securities and since the security holders have no recourse to FHN, the asset and liability balances have been parenthetically disclosed on the face of the Consolidated Statements of Condition as restricted in accordance with the presentation requirements of ASC 810, as amended. Since FHN determined that calculation of carrying values was not practicable, the unpaid principal balance measurement methodology was used upon adoption, with the allowance for loan losses (“ALLL”) related to the newly consolidated loans determined using FHN's standard practices. FHN recognized a reduction to the opening balance of undivided profits of approximately $10.6 million for the cumulative effect of adopting the amendments to ASC 810, including the effect of the recognition of an adjustment to the ALLL of approximately $24.6 million ($15.6 million net of tax) in relation to the newly consolidated loans. Further, upon adoption of the amendments to ASC 810, the deconsolidation of certain small issuer trust preferred trusts for which First Tennessee Bank National Association (“FTBNA”) holds the majority of the mandatorily redeemable preferred capital securities (trust preferreds) issued but is not considered the primary beneficiary under the qualitative analysis required by ASC 810, as amended, resulted in reduction of loans net of unearned income and term borrowings on the Consolidated Statements of Condition by $30.5 million.

Accounting Changes Issued but Not Currently Effective

Accounting Changes Issued but Not Currently Effective. In December 2011, the FASB issued ASU 2011-11, “Balance Sheet: Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 creates new disclosure requirements about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the balance sheet as well as instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives, sale and repurchase agreements/reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The provisions of ASU 2011-11 are effective for periods beginning on or after January 1, 2013, with retrospective application to all periods presented in the financial statements required. FHN will revise its disclosures accordingly. The adoption of the provisions of ASU 2011-11 will not have an effect on FHN's statement of condition, results of operations, or cash flows.

In February 2013, the FASB issued ASU 2013-02, "Comprehensive Income: Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income". ASU 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements. The provisions of ASU 2013-02 are effective for periods beginning after December 15, 2012, with prospective application to transactions or modifications of existing transactions that occur on or after the effective date. Upon adoption of the provisions of ASU 2013-02 on January 1, 2013, FHN will revise its financial statements and disclosures accordingly.

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Schedule Of FHN's Available For Sale Securities
The following tables summarize FHN’s available for sale (“AFS”) securities on December 31, 2012 and 2011:

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available for sale:
U.S. treasuries	$39,997	$2	$-	$39,999
Government agency issued mortgage-backed securities ("MBS")	1,072,425	64,155	-	1,136,580
Government agency issued collateralized mortgage obligations ("CMO")	1,623,202	26,490	(481)	1,649,211
Other U.S. government agencies	3,504	249	-	3,753
States and municipalities	15,255	-	-	15,255
Equity (a)	216,489	11	-	216,500
Other	510	-	-	510
Total securities available for sale (b)	$2,971,382	$90,907	$(481)	$3,061,808

  Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.0 million. The remainder is money market, venture capital, and cost method investments.
  Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.6 billion was pledged as collateral for securities sold under repurchase agreements.

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available for sale:
U.S. treasuries	$40,030	$91	$-	$40,121
Government agency issued MBS	1,334,174	76,054	-	1,410,228
Government agency issued CMO	1,325,011	32,932	-	1,357,943
Other U.S. government agencies	15,277	674	-	15,951
States and municipalities	18,070	-	-	18,070
Equity (a)	223,430	-	-	223,430
Other	511	18	-	529
Total securities available for sale (b)	$2,956,503	$109,769	$-	$3,066,272

  Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.1 million. The remainder is money market, venture capital, and cost method investments.
  Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.8 billion was pledged as collateral for securities sold under repurchase agreements.

Schedule Of Amortized Cost And Fair Value By Contractual Maturity
The amortized cost and fair value by contractual maturity for the available for sale securities portfolio on December 31, 2012 are provided below:

	Available for Sale
	Amortized	Fair
(Dollars in thousands)	Cost	Value
Within 1 year	$40,507	$40,509
After 1 year; within 5 years	5,004	5,253
After 5 years; within 10 years	-	-
After 10 years	13,755	13,755
Subtotal	59,266	59,517
Government agency issued MBS and CMO	2,695,627	2,785,791
Equity	216,489	216,500
Total	$2,971,382	$3,061,808

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Schedule Of Gross Gains And Losses On Sale From Available For Sale Portfolio
The table below provides information on gross gains and gross losses from investment securities for the twelve months ended December 31:

	Available for Sale
(Dollars in thousands)	2012	2011	2010
Gross gains on sales of securities (a)	$5,433	$44,787	$15,709
Gross (losses) on sales of securities	-	(8,623)	(1)
Net gain/(loss) on sales of securities (b)	$5,433	$36,164	$15,708
Venture capital investments (c)	(4,700)	-	(4,598)
Net other than temporary impairment ("OTTI") recorded (d)	(40)	-	(188)
Total securities gain/(loss), net	$693	$36,164	$10,922

(a)       2011 and 2010 include $35.1 million and $14.8 million, respectively, related to sale of Visa Class B shares.

(b)       Proceeds from sales during the 2012, 2011 and 2010 were $47.5 million, $495.1 million and $528.8 million respectively.

(c)       Generally includes write-offs and /or unrealized fair value adjustments related to venture capital investments.

(d)        OTTI recorded in 2012 and 2010 is related to equity securities.

Schedule Of Investments Within The Available For Sale Portfolio That Had Unrealized Losses
There were no unrealized losses within the available for sale portfolio on December 31, 2011. The following table provides information on investments within the available for sale portfolio that had unrealized losses on December 31, 2012:

	On December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Losses	Value	Losses	Value	Losses
Government agency issued CMO	$145,435	$(481)	$-	$-	$145,435	$(481)
Total temporarily impaired securities	$145,435	$(481)	$-	$-	$145,435	$(481)

Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Schedule Of Loans By Portfolio Segment
The following table provides the balance of loans by portfolio segment as of December 31, 2012 and 2011:

(Dollars in thousands)	2012	2011
Commercial:
Commercial, financial, and industrial	$8,796,956	$8,014,927
Commercial real estate
Income CRE	1,109,930	1,257,497
Residential CRE	58,305	120,913
Retail:
Consumer real estate	5,286,279	5,291,364
Permanent mortgage	752,412	787,597
Credit card & other	289,105	284,051
Restricted real estate loans and secured borrowings (a)	415,595	640,778
Loans, net of unearned income	$16,708,582	$16,397,127
Allowance for loan losses	276,963	384,351
Total net loans	$16,431,619	$16,012,776

  Balances as of December 31, 2012 and 2011,include $402.4 million and $600.2 million of consumer real estate loans and $13.2 million and $40.6 million of permanent mortgage loans, respectively.

Rollforward Of The Allowance For Loan Losses By Portfolio Segment
The following table provides a rollforward of the allowance for loan losses by portfolio segment for 2012, 2011 and 2010:
		Commercial	Consumer	Permanent	Credit Card
(Dollars in thousands)	C&I	Real Estate	Real Estate	Mortgage	and Other	Total
Balance as of January 1, 2010	$276,648	$205,725	$215,088	$123,896	$75,557	$896,914
Adjustment due to amendments of ASC 810	-	-	16,106	8,472	-	24,578
Charge-offs	(97,272)	(127,323)	(233,269)	(71,113)	(47,564)	(576,541)
Recoveries	11,630	13,030	16,300	1,658	7,230	49,848
Provision	48,463	63,653	178,125	2,096	(22,337)	270,000
Balance as of December 31, 2010 (a) (b)	239,469	155,085	192,350	65,009	12,886	664,799
Allowance - individually evaluated for impairment	61,327	17,395	19,691	16,678	267	115,358
Allowance - collectively evaluated for impairment	178,142	137,690	172,659	48,331	12,619	549,441
Loans, net of unearned as of December 31, 2010:
Individually evaluated for impairment	208,077	242,143	67,350	99,190	764	617,524
Collectively evaluated for impairment	7,130,078	1,428,381	6,252,062	1,043,367	311,160	16,165,048
Total loans, net of unearned (a) (b)	7,338,155	1,670,524	6,319,412	1,142,557	311,924	16,782,572
Balance as of January 1, 2011	239,469	155,085	192,350	65,009	12,886	664,799
Charge-offs (c)	(76,728)	(41,147)	(164,922)	(75,218)	(19,253)	(377,268)
Recoveries	16,562	11,047	16,019	5,375	3,817	52,820
Provision	(48,890)	(69,399)	121,630	31,028	9,631	44,000
Balance as of December 31, 2011 (a) (b)	130,413	55,586	165,077	26,194	7,081	384,351
Allowance - individually evaluated for impairment	28,973	8,214	44,606	6,015	333	88,141
Allowance - collectively evaluated for impairment	101,440	47,372	120,471	20,179	6,748	296,210
Loans, net of unearned as of December 31, 2011:
Individually evaluated for impairment	164,217	115,319	112,231	80,960	1,117	473,844
Collectively evaluated for impairment	7,850,710	1,263,091	5,779,315	747,233	282,934	15,923,283
Total loans, net of unearned (a) (b)	8,014,927	1,378,410	5,891,546	828,193	284,051	16,397,127
Balance as of January 1, 2012	130,413	55,586	165,077	26,194	7,081	384,351
Charge-offs (d)	(30,887)	(19,977)	(147,918)	(13,604)	(12,624)	(225,010)
Recoveries	11,151	4,475	17,770	3,024	3,202	39,622
Provision (e)	(14,486)	(20,087)	94,020	9,314	9,239	78,000
Balance as of December 31, 2012 (a) (b)	96,191	19,997	128,949	24,928	6,898	276,963
Allowance - individually evaluated for impairment	17,799	156	35,289	21,713	203	75,160
Allowance - collectively evaluated for impairment	78,392	19,841	93,660	3,215	6,695	201,803
Loans, net of unearned as of December 31, 2012:
Individually evaluated for impairment	123,636	49,517	160,000	135,307	818	469,278
Collectively evaluated for impairment	8,673,320	1,118,718	5,528,703	630,276	288,287	16,239,304
Total loans, net of unearned (a) (b)	$8,796,956	$1,168,235	$5,688,703	$765,583	$289,105	$16,708,582
Certain previously reported amounts have been reclassified to agree with current presentation.

  Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
  Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
  2011 includes $40.2 million of charge-offs associated with loan sales, a majority of which were nonperforming permanent mortgages.
  2012 includes approximately $33 million of charge-offs associated with discharged bankruptcies, largely included in the consumer real estate portfolio segment.
  2012 includes approximately $23 million of loan loss provision related to discharged bankruptcies.

Information By Class Related To Individually Impaired Loans
Impaired Loans

The following tables provide information at December 31, 2012 and 2011, by class related to individually impaired loans and consumer TDR's. Recorded investment is defined as the amount of the investment in a loan, before valuation allowance but which does reflect any direct write-down of the investment. For purposes of this disclosure, LOCOM has been excluded.

	2012
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$60,313	$78,287	$-	$63,145	$669
TRUPs	24,000	24,000	-	43,848	-
Income CRE	33,800	45,876	-	52,812	324
Residential CRE	14,639	22,045	-	21,502	268
Total	$132,752	$170,208	$0	$181,307	$1,261
Retail:
HELOC (a)	$20,338	$37,884	$-	$4,214	$-
R/E installment loans (a)	10,322	12,917	-	2,401	-
Permanent mortgage (a)	11,616	11,616	-	3,148	-
Total	$42,276	$62,417	$0	$9,763	$-
Impaired loans with related allowance recorded:
Commercial:
General C&I	$10,301	$10,301	$1,991	$16,182	$100
TRUPs	33,700	33,700	15,808	33,700	-
Income CRE	1,078	1,078	156	1,699	54
Residential CRE	0	0	0	11,873	-
Total	$45,079	$45,079	$17,955	$63,454	$154
Retail:
HELOC	$59,650	$59,650	$15,372	$55,348	$1,597
R/E installment loans	69,690	69,690	19,917	67,409	1,136
Permanent mortgage	123,691	123,691	21,713	108,942	2,818
Credit card & other	818	818	203	960	32
Total	$253,849	$253,849	$57,205	$232,659	$5,583
Total commercial	$177,831	$215,287	$17,955	$244,761	$1,415
Total retail	$296,125	$316,266	$57,205	$242,422	$5,583
Total impaired loans	$473,956	$531,553	$75,160	$487,183	$6,998

  All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

	2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$74,981	$95,468	$-	$58,423	$1,099
TRUPs	47,000	47,000	-	37,500	-
Income CRE	67,653	122,183	-	87,771	821
Residential CRE	24,290	40,546	-	41,846	507
Total	$213,924	$305,197	$-	$225,540	$2,427
Impaired loans with related allowance recorded:
Commercial:
General C&I	$14,444	$20,778	$5,148	$63,992	$210
TRUPs	33,700	33,700	23,825	31,850	-
Income CRE	2,222	2,222	243	18,381	41
Residential CRE	21,153	21,153	7,971	30,733	-
Total	$71,519	$77,853	$37,187	$144,956	$251
Retail:
HELOC	$49,919	$49,919	$21,548	$37,647	$891
R/E installment loans	62,312	62,312	23,058	53,356	860
Permanent mortgage	80,960	80,960	6,015	88,863	2,066
Credit card & other	1,117	1,117	333	941	48
Total	$194,308	$194,308	$50,954	$180,807	$3,865
Total commercial	$285,443	$383,050	$37,187	$370,496	$2,678
Total retail	$194,308	$194,308	$50,954	$180,807	$3,865
Total impaired loans	$479,751	$577,358	$88,141	$551,303	$6,543

Certain previously reported amounts have been reclassified to agree with current presentation.

Balances Of Commercial Loan Portfolio Classes, Disaggregated By PD Grade
The following tables provide the balances of commercial loan portfolio classes with associated allowance, disaggregated by PD grade as of December 31, 2012 and 2011:
	December 31, 2012
		Loans to						Allowance
	General	Mortgage		Income	Residential		Percentage	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total	of Total	Losses
PD Grade:
1	$223,753	$-	$-	$-	$-	$223,753	2%	$68
2	138,496	-	-	2,538	-	141,034	1	94
3	182,611	-	-	6,300	-	188,911	2	113
4	272,054	-	-	5,640	21	277,715	3	325
5	636,316	-	-	51,342	329	687,987	7	1,712
6	904,504	135,403	-	172,890	6,348	1,219,145	12	3,736
7	1,033,442	500,936	-	162,352	2,069	1,698,799	17	4,379
8	1,022,304	720,352	-	178,995	192	1,921,843	20	7,899
9	586,753	386,751	-	154,323	814	1,128,641	11	10,231
10	479,752	80,543	-	116,512	1,529	678,336	7	8,938
11	468,761	-	-	58,432	1,558	528,751	5	10,457
12	168,556	-	-	21,674	190	190,420	2	3,337
13	124,950	-	338,177	50,353	13,147	526,627	5	9,814
14,15,16	248,026	362	20,518	93,701	17,469	380,076	4	37,130
Collectively evaluated for impairment	6,490,278	1,824,347	358,695	1,075,052	43,666	9,792,038	98	98,233
Individually evaluated for impairment	70,614	-	53,022	34,878	14,639	173,153	2	17,955
Total commercial loans	$6,560,892	$1,824,347	$411,717	$1,109,930	$58,305	$9,965,191	100%	$116,188

	December 31, 2011
		Loans to						Allowance
	General	Mortgage		Income	Residential		Percent of	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total	Total	Losses
PD Grade:
1	$171,599	$-	$0	$-	$-	$171,599	2%	$17
2	155,954	-	0	2,620	-	158,574	2	37
3	161,802	-	0	19,487	-	181,289	2	143
4	220,874	-	0	6,796	95	227,765	2	507
5	384,731	-	0	25,383	120	410,234	4	1,290
6	892,790	156,599	0	115,155	4,175	1,168,719	12	5,388
7	892,122	663,592	0	174,938	5,707	1,736,359	19	9,394
8	978,387	391,075	0	144,159	862	1,514,483	16	14,506
9	634,339	155,152	0	152,338	2,830	944,659	10	14,599
10	476,705	27,282	0	108,205	1,284	613,476	7	10,925
11	432,244	-	0	122,898	1,614	556,756	6	13,763
12	157,120	-	-	15,012	4,370	176,502	2	5,330
13	264,109	-	334,099	75,226	7,437	680,871	7	15,331
14,15,16	295,563	491	4,081	225,405	46,975	572,515	6	57,582
Collectively evaluated for impairment	6,118,339	1,394,191	338,180	1,187,622	75,469	9,113,801	97	148,812
Individually evaluated for impairment	89,424	0	74,793	69,875	45,444	279,536	3	37,187
Total commercial loans	$6,207,763	$1,394,191	$412,973	$1,257,497	$120,913	$9,393,337	100%	$185,999
Certain previously reported amounts have been reclassified to agree with current presentation.

  Balances as of December 31, 2012 and 2011, presented net of $34.2 million in LOCOM. Based on the underlying structure of the notes, the highest possible internal grade is "13".

Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The HELOC
The following tables reflect period-end balances and average FICO scores by origination vintage for the HELOC, real estate installment, and permanent mortgage classes of loans as of December 31, 2012 and 2011:

HELOC
(Dollars in thousands)	December 31, 2012			December 31, 2011
		Average	Average		Average	Average
	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance (a)	FICO	FICO	Balance (a)	FICO	FICO
pre-2003	$121,429	716	708	$182,448	723	719
2003	224,840	733	724	273,277	733	726
2004	492,482	727	718	588,016	728	720
2005	616,956	734	719	731,689	734	722
2006	455,425	741	727	543,944	741	726
2007	480,057	745	728	565,192	746	732
2008	259,298	755	748	293,168	755	749
2009	142,069	752	747	179,120	754	755
2010	141,286	754	751	174,151	755	757
2011	137,966	760	758	159,030	760	758
2012	154,883	761	759	N/A	N/A	N/A
Total	$3,226,691	741	730	$3,690,035	740	731

(a)        Balances as of December 31, 2012 and 2011 include $402.4 million and $600.2 million of restricted loan and secured borrowing balances, respectively.

Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The Real Estate Installment Loans

R/E Installment Loans	December 31, 2012			December 31, 2011
(Dollars in thousands)		Average	Average		Average	Average
	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2003	$36,982	686	684	$56,306	689	687
2003	111,571	720	728	162,598	722	732
2004	72,280	705	705	97,313	710	708
2005	209,290	718	712	271,551	720	714
2006	224,722	718	704	295,365	721	706
2007	317,846	727	711	415,471	730	714
2008	113,279	727	722	152,820	734	729
2009	59,800	746	743	93,583	751	751
2010	153,172	746	753	195,772	747	753
2011	409,574	760	762	460,732	760	759
2012	753,496	764	761	N/A	N/A	N/A
Total	$2,462,012	743	738	$2,201,511	734	729

Period-End Balances And Various Asset Quality Attributes By Origination Vintage For Permanent Mortgage Classes Of Loans

Permanent Mortgage	December 31, 2012			December 31, 2011
(Dollars in thousands)		Average	Average		Average	Average
	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance (a)	FICO	FICO	Balance (a)	FICO	FICO
pre-2004 (b)	$200,999	725	728	$166,104	726	739
2004	29,948	714	691	32,350	719	690
2005	49,055	740	713	60,966	740	733
2006	92,863	733	713	112,158	735	710
2007	267,367	734	711	306,776	734	706
2008	125,351	741	712	149,839	742	718
Total	$765,583	732	711	$828,193	734	717

Certain previously reported amounts have been reclassified to agree with current presentations.

  Balances as of December 31, 2012 and 2011 include $13.2 million and $40.6 million of restricted loans and secured borrowing balances, respectively.
  Increase in 2012 balance within the 2003 vintage reflected the impact of clean-up calls exercised by FHN during 2012.

Accruing Delinquency Amounts For Credit Card And Other Portfolio Classes
The following table reflects accruing delinquency amounts for the credit card and other portfolio classes as of December 31:

	Credit Card		Other
(Dollars in thousands)	2012	2011	2012	2011
Accruing delinquent balances:
30-89 days past due	$1,731	$1,868	$626	$405
90+ days past due	1,707	1,422	126	80
Total	$3,438	$3,290	$752	$485

Accruing And Non-Accruing Loans By Class
The following table reflects accruing and non-accruing loans by class on December 31, 2012:

	Accruing				Non-Accruing
		30-89	90 +			30-89	90 +	Total
		Days Past	Days	Total		Days	Days	Non-	Total
(Dollars in thousands)	Current	Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Loans
Commercial (C&I):
General C&I	$6,473,770	$17,484	$422	$6,491,676	$28,553	$3,631	$37,032	$69,216	$6,560,892
Loans to mortgage companies	1,822,471	1,514	-	1,823,985	-	-	362	362	1,824,347
TRUPs (a)	358,695	-	-	358,695	-	-	53,022	53,022	411,717
Total commercial C&I	8,654,936	18,998	422	8,674,356	28,553	3,631	90,416	122,600	8,796,956
Commercial real estate:
Income CRE	1,072,436	4,535	-	1,076,971	8,336	920	23,703	32,959	1,109,930
Residential CRE	45,694	-	-	45,694	1,531	-	11,080	12,611	58,305
Total
commercial real estate	1,118,130	4,535	-	1,122,665	9,867	920	34,783	45,570	1,168,235
Consumer real estate:
HELOC (b)	3,137,361	29,704	21,446	3,188,511	25,254	2,263	10,663	38,180	3,226,691
R/E installment loans	2,409,336	17,454	8,957	2,435,747	17,272	2,394	6,599	26,265	2,462,012
Total consumer real estate	5,546,697	47,158	30,403	5,624,258	42,526	4,657	17,262	64,445	5,688,703
Permanent mortgage (b)	715,425	7,845	9,592	732,862	11,426	2,542	18,753	32,721	765,583
Credit card & other
Credit card	179,171	1,731	1,707	182,609	-	-	-	-	182,609
Other	104,046	626	126	104,798	1,698	-	-	1,698	106,496
Total credit card & other	283,217	2,357	1,833	287,407	1,698	-	-	1,698	289,105
Total loans, net of unearned (c)	$16,318,405	$80,893	$42,250	$16,441,548	$94,070	$11,750	$161,214	$267,034	$16,708,582

  Total TRUPs includes LOCOM valuation allowance of $34.2 million.
  Includes restricted real estate loans and secured borrowings.
  The non-accruing balance as of December 31, 2012 includes $30.7 million of HELOC and R/E installment nonperforming loans, and $11.6 million of permanent mortgage nonperforming loans related to discharged bankruptcies. Approximately 80 percent of these nonperforming loans are current.

The following table reflects accruing and non-accruing loans by class on December 31, 2011:
	Accruing				Non-Accruing
		30-89 Days	90 + Days	Total		30-89 Days	90 + Days	Total Non-
(Dollars in thousands)	Current	Past Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Total Loans
Commercial (C&I) :
General C&I	$6,109,008	$11,576	$234	$6,120,818	$42,396	$12,938	$31,611	$86,945	$6,207,763
Loans to mortgage companies	1,393,660	40	0	1,393,700	0	-	491	491	1,394,191
TRUPs (a)	338,180	0	0	338,180	0	-	74,793	74,793	412,973
Total commercial C&I	7,840,848	11,616	234	7,852,698	42,396	12,938	106,895	162,229	8,014,927
Commercial real estate:
Income CRE	1,178,708	9,610	0	1,188,318	20,272	2,125	46,782	69,179	1,257,497
Residential CRE	74,252	875	0	75,127	25,149	7,359	13,278	45,786	120,913
Total commercial real estate	1,252,960	10,485	0	1,263,445	45,421	9,484	60,060	114,965	1,378,410
Consumer real estate:
HELOC (b)	3,598,926	44,728	25,978	3,669,632	10,446	1,079	8,878	20,403	3,690,035
R/E installment loans	2,145,181	26,310	11,647	2,183,138	11,781	1,358	5,234	18,373	2,201,511
Total consumer real estate	5,744,107	71,038	37,625	5,852,770	22,227	2,437	14,112	38,776	5,891,546
Permanent mortgage (b)	764,388	15,401	12,415	792,204	15,066	342	20,581	35,989	828,193
Credit card & other
Credit card	188,702	1,868	1,422	191,992	0	0	0	0	191,992
Other	89,433	405	80	89,918	5	0	2,136	2,141	92,059
Total credit card & other	278,135	2,273	1,502	281,910	5	0	2,136	2,141	284,051
Total loans, net of unearned	$15,880,438	$110,813	$51,776	$16,043,027	$125,115	$25,201	$203,784	$354,100	$16,397,127

  Total TRUPs includes LOCOM valuation allowance of $34.2 million.
  Includes restricted real estate loans and secured borrowings.

Schedule Of Troubled Debt Restructurings Occurring During The Year
The following tables reflect portfolio loans that were classified as TDRs during the years ended December 31, 2012 and 2011:
	2012			2011
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
(Dollars in thousands)	Number	Recorded Investment	Recorded Investment	Number	Recorded Investment	Recorded Investment
Commercial (C&I):
General C&I	25	$24,451	$24,620	18	$15,960	$15,524
Total commercial (C&I)	25	24,451	24,620	18	15,960	15,524
Commercial real estate:
Income CRE	10	13,381	12,836	13	13,630	13,155
Residential CRE	2	88	87	6	2,257	2,735
Total commercial real estate	12	13,469	12,923	19	15,887	15,890
Consumer real estate:
HELOC	901	35,078	34,852	169	21,093	20,992
R/E installment loans	738	31,870	30,993	147	21,044	21,249
Total consumer real estate	1,639	66,948	65,845	316	42,137	42,241
Permanent mortgage	140	74,245	74,055	129	79,776	82,633
Credit card & other	201	1,121	1,081	102	451	590
Total troubled debt restructurings	2,017	$180,234	$178,524	584	$154,211	$156,878

Schedule Of Troubled Debt Restructurings Within The Previous 12 Months
	2012		2011
		Recorded		Recorded
(Dollars in thousands)	Number	Investment	Number	Investment
Commercial (C&I):
General C&I	38	$29,295	43	$31,663
Total commercial (C&I)	38	29,295	43	31,663
Commercial real estate:
Income CRE	23	20,172	24	26,563
Residential CRE	4	292	15	18,512
Total commercial real estate	27	20,464	39	45,075
Consumer real estate:
HELOC	34	3,722	35	6,041
R/E installment loans	36	3,619	26	2,421
Total consumer real estate	70	7,341	61	8,462
Permanent mortgage	15	6,014	37	37,976
Credit card & other	20	72	51	3,842
Total troubled debt restructurings	170	$63,186	231	$127,018

Premises, Equipment And Leases (Tables)	12 Months Ended
Dec. 31, 2012
Premises, Equipment And Leases [Abstract]
Summary of Premises And Equipment
Premises and equipment on December 31 are summarized below:

(Dollars in thousands)	2012	2011
Land	$69,916	$71,376
Buildings	337,587	341,727
Leasehold improvements	42,442	44,407
Furniture, fixtures, and equipment	206,033	221,544
Premises and equipment, at cost	655,978	679,054
Less accumulated depreciation and amortization	352,705	357,801
Premises and equipment, net	$303,273	$321,253

Minimum Future Lease Payments For Noncancelable Operating Leases On Premises And Equipment
Minimum future lease payments for noncancelable operating leases, primarily on premises, on December 31, 2012 are shown below:

(Dollars in thousands)
2013	$18,492
2014	13,944
2015	11,627
2016	10,046
2017	9,375
2018 and after	34,583
Total minimum lease payments	$98,067

Payments required under capital leases are not material.

Rent Expense Incurred Under All Operating Lease Obligations
Rent expense incurred under all operating lease obligations for the years ended December 31 is as follows:

(Dollars in thousands)	2012	2011	2010
Rent expense, gross	$23,109	$25,494	$32,673
Sublease income	(3,365)	(3,883)	(4,275)
Rent expense, net	$19,744	$21,611	$28,398

Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights [Abstract]
Summary Of Changes In Capitalized MSR
Following is a summary of changes in capitalized MSR as of December 31, 2012 and 2011:

(Dollars in thousands)	First Liens	Second Liens	HELOC	Total
Fair value on January 1, 2011	$203,812	$262	$3,245	$207,319
Reductions due to loan payments	(21,539)	(41)	(215)	(21,795)
Reductions due to exercise of cleanup calls	(195)	-	-	(195)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(41,370)	-	-	(41,370)
Other changes in fair value	16	10	84	110
Fair value on December 31, 2011	$140,724	$231	$3,114	$144,069
Reductions due to loan payments	(23,806)	(35)	(348)	(24,189)
Reductions due to exercise of cleanup calls	(494)	-	-	(494)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(5,072)	-	-	(5,072)
Other changes in fair value	(38)	-	35	(3)
Fair value on December 31, 2012	$111,314	$196	$2,801	$114,311

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Summary Of Intangible Assets, Net Of Accumulated Amortization Included In The Consolidated Statements
The following is a summary of intangible assets, net of accumulated amortization, included in the Consolidated Statements of Condition:
		Other
		Intangible
(Dollars in thousands)	Goodwill	Assets (a)
December 31, 2009	$165,528	$38,256
Amortization expense (b)	-	(5,526)
Impairment (c) (d)	(3,348)	-
Additions	-	151
December 31, 2010	$162,180	$32,881
Amortization expense (b)	-	(4,380)
Impairment (c) (d)	(10,100)	-
Divestitures (d)	(18,421)	(2,258)
December 31, 2011	$133,659	$26,243
Amortization expense	-	(3,910)
Additions	583	367
December 31, 2012	$134,242	$22,700

  Represents customer lists, acquired contracts, premium on purchased deposits, and covenants not to compete.
  Amortization expense related to FHI and Msaver of $.4 million and $1.4 million for 2011 and 2010, respectively, is included in Income/(loss) from discontinued operations, net of tax on the Consolidated Statements of Income.
  See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
  See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.

Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments
The following is a summary of gross goodwill and accumulated impairment losses and write-offs detailed by reportable segments included in the Consolidated Statements of Condition through December 31, 2012. Gross goodwill, accumulated impairments, and accumulated divestiture related write-offs were determined beginning on January 1, 2002, when a change in accounting requirements resulted in goodwill being assessed for impairment rather than being amortized.
		Regional	Capital
(Dollars in thousands)	Non-Strategic	Banking	Markets	Total
Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(100,675)	-	-	(100,675)
Accumulated divestiture related write-offs	(67,451)	-	-	(67,451)
December 31, 2009	$31,869	$36,238	$97,421	$165,528
Additions	-	-	-	-
Impairments	(3,348)	-	-	(3,348)
Divestitures	-	-	-	-
Net change in goodwill during 2010	(3,348)	-	-	(3,348)
Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(104,023)	-	-	(104,023)
Accumulated divestiture related write-offs	(67,451)	-	-	(67,451)
December 31, 2010	$28,521	$36,238	$97,421	$162,180
Additions	-	-	-	-
Impairments	(10,100)	-	-	(10,100)
Divestitures	(18,421)	-	-	(18,421)
Net change in goodwill during 2011	(28,521)	-	-	(28,521)
Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(114,123)	-	-	(114,123)
Accumulated divestiture related write-offs	(85,872)	-	-	(85,872)
December 31, 2011	$-	$36,238	$97,421	$133,659
Additions	-	-	583	583
Impairments	-	-	-	-
Divestitures	-	-	-	-
Net change in goodwill during 2012	-	-	583	583
Gross goodwill	$199,995	$36,238	$98,004	$334,237
Accumulated impairments	(114,123)	-	-	(114,123)
Accumulated divestiture related write-offs	(85,872)	-	-	(85,872)
December 31, 2012	$-	$36,238	$98,004	$134,242

Time Deposit Maturities (Tables)	12 Months Ended
Dec. 31, 2012
Time Deposit Maturities [Abstract]
Schedule Of Time Deposits Included In Interest-Bearing Deposits
Following is a table of maturities for time deposits outstanding on December 31, 2012, which include Certificates of deposit under $100,000, Other time, and Certificates of deposit $100,000 and more. Certificates of deposit $100,000 and more totaled $.5 billion on December 31, 2012. Time deposits are included in Interest-bearing deposits on the Consolidated Statements of Condition.

(Dollars in thousands)
2013	$872,504
2014	285,568
2015	155,079
2016	95,808
2017	61,159
2018 and after	53,310
Total	$1,523,428

Short Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings [Abstract]
Schedule Of Short Term Debt [Text Block]
The detail of these borrowings for the years 2012, 2011 and 2010 is presented in the following table:

(Dollars in thousands)	Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	Trading Liabilities	Other Short-term Borrowings
2012
Average balance	$1,928,891	$589,461	$450,690
Year-end balance	1,906,461	564,429	441,201
Maximum month-end outstanding	2,035,285	808,139	1,270,180
Average rate for the year	.24%	1.77%	.15%
Average rate at year-end	.22	1.88	.25
2011
Average balance	$2,159,933	$609,772	$290,344
Year-end balance	1,887,052	347,285	172,550
Maximum month-end outstanding	2,631,628	709,642	643,094
Average rate for the year	.23%	2.45%	.29%
Average rate at year-end	.23	2.34	.08
2010
Average balance	$2,615,536	$547,377	$227,772
Year-end balance	2,114,908	361,920	180,735
Maximum month-end outstanding	3,046,201	654,748	693,512
Average rate for the year	.24%	3.30%	.56%
Average rate at year-end	.22	3.01	.18

Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Term Borrowings [Abstract]
Schedule Of Information Pertaining To Term Borrowings
The following table presents information pertaining to Term Borrowings reported on FHN's Consolidated Statements of Condition on December 31:

(Dollars in thousands)	2012	2011
First Tennessee Bank National Association:
Subordinated notes (a)
Matures on January 15, 2015 -- 5.05%	$330,381	$338,951
Matures on May 15, 2013 -- 4.625%	254,340	264,586
Matures on April 1, 2016 -- 5.65%	288,285	293,416
Other collateralized borrowings -- Matures on December 22, 2037
0.61% on December 31, 2012 and 0.85% on December 31, 2011 (b)	55,746	52,218
Federal Home Loan Bank borrowings (c)	2,554	2,714
First Horizon National Corporation:
Subordinated capital notes (a)
Matures on May 15, 2013 -- 4.50%	101,735	105,840
Senior capital notes
Matures on December 15, 2015 -- 5.375%	524,715	522,742
Subordinated notes (d)
Matures on April 15, 2034 -- 6.30%	214,784	220,072
FT Real Estate Securities Company, Inc.:
Cumulative preferred stock (a)
Matures on March 31, 2031 -- 9.50%	45,760	45,693
First Horizon ABS Trusts:
Other collateralized borrowings (e)
Matures on October 25, 2034
0.37% on December 31, 2012 and 0.46% on December 31, 2011	98,302	118,498
Matures on October 26, 2026
0.34% on December 31, 2012 and 0.43% on December 31, 2011	128,764	168,888
Matures on September 25, 2029
0.34% on December 31, 2012 and 0.43% on December 31, 2011	152,916	185,357
Scheduled maturity was January 25, 2024 (f)
0.68% on December 31, 2011	-	13,639
Scheduled maturity was February 25, 2034 (f)
0.48% on December 31, 2011	-	18,120
Scheduled maturity was October 25, 2034 (f)
0.55% on December 31, 2011	-	77,161
Scheduled maturity was December 2019 (f)
5.08% on December 31, 2011	-	23,641
Matures on September 1, 2032
6.42% on December 31, 2012 and 6.41% on December 31, 2011	10,200	14,823
First Tennessee New Markets Corporation Investments:
Matures on October 25, 2018 -- 4.97%	7,301	7,301
Matures on February 1, 2033 -- 4.97%	8,000	8,000
Matures on August 08, 2036 -- 2.38%	2,699	-
Total	$2,226,482	$2,481,660

  Qualifies for total capital under the risk-based capital guidelines.
  Secured by $55.7 million of trust preferred loans.
  The Federal Home Loan Bank borrowings were issued with fixed interest rates and have remaining terms of 1to 18 years. These borrowings had weighted average interest rates of 2.40 percent on December 31, 2012 and 2011.
  See Note 11-- Guaranteed Preferred Beneficial Interests in First Horizon's Junior Subordinated Debentures for further details.
  On December 31, 2012 and 2011, borrowings secured by $415.6 million and $640.8 million, respectively, of retail real estate residential loans.
  In 2012, FHN completed cleanup calls on four previously consolidated on-balance sheet consumer loan securitizations. The associated trusts were extinguished and the collateralized borrowings repaid.

Schedule Of Annual Principal Repayment Requirements
Annual principal repayment requirements as of December 31, 2012 are as follows:

(Dollars in thousands)
2013	$350,161
2014	161
2015	804,161
2016	250,161
2017	161
2018 and after	718,863

Regulatory Capital And Restrictions (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital And Restrictions [Abstract]
Summary Of Actual Capital Amounts And Ratios
	First Horizon National		First Tennessee Bank
	Corporation		National Association
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
On December 31, 2012
Actual:
Total Capital	$3,212,008	15.94%	$3,691,056	18.49%
Tier 1 Capital	2,640,776	13.10	3,122,204	15.64
Leverage	2,640,776	10.63	3,122,204	12.66
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,612,274	8.00	1,597,033	8.00
Tier 1 Capital	806,137	4.00	798,517	4.00
Leverage	994,114	4.00	986,266	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			1,996,292	10.00
Tier 1 Capital			1,197,775	6.00
Leverage			1,232,833	5.00
On December 31, 2011
Actual:
Total Capital	$3,602,271	17.99%	$3,976,672	20.05%
Tier 1 Capital	2,850,452	14.23	3,247,268	16.37
Leverage	2,850,452	11.41	3,247,268	13.12
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,602,113	8.00	1,586,752	8.00
Tier 1 Capital	801,056	4.00	793,376	4.00
Leverage	998,891	4.00	990,281	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			1,983,440	10.00
Tier 1 Capital			1,190,064	6.00
Leverage			1,237,851	5.00

Other Income And Other Expense (Tables)	12 Months Ended
Dec. 31, 2012
Other Income And Other Expense [Abstract]
Other Income And Other Expense
Following is detail of All other income and commissions and All other expense as presented in the Consolidated Statements of Income:

(Dollars in thousands)	2012	2011	2010
All other income and commissions:
Bankcard income	$22,384	$22,388	$19,761
Bank-owned life insurance	18,805	19,615	25,898
Other service charges	12,935	12,182	10,368
ATM interchange fees	10,528	13,690	14,169
Electronic banking fees	6,537	6,225	7,111
Letter of credit fees	5,158	6,282	6,493
Deferred compensation (a)	4,461	(517)	3,621
Gains on extinguishment of debt	-	5,761	17,060
Other	20,257	22,782	25,572
Total	$101,065	$108,408	$130,053
All other expense:
Litigation and regulatory matters	$33,313	$41,279	$2,398
Tax credit investments	18,655	20,356	22,229
Advertising and public relations	17,439	16,884	22,840
Other insurance and taxes	10,734	13,721	11,523
Travel and entertainment	8,366	8,324	9,800
Customer relations	4,578	4,908	6,994
Employee training and dues	4,525	4,770	4,634
Supplies	3,752	3,800	4,519
Bank examinations costs	3,231	4,500	4,578
Loan insurance expense	2,355	2,907	(686)
Federal service fees	999	1,435	2,610
Other	34,610	39,069	21,856
Total	$142,557	$161,953	$113,295

Certain previously reported amounts have been reclassified to agree with current presentation.

  Deferred compensation market value adjustments are mirrored by adjustments to employee compensation, incentives, and benefits expense.

Components Of Other Comprehensive Income/(Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Other Comprehensive Income/(Loss) [Abstract]
Accumulated Other Comprehensive Income/(Loss)
Following is detail of "Accumulated other comprehensive income/(loss)" as presented in the Consolidated Statements of Condition:
			Accumulated Other Comprehensive Income/(Loss)

	Before-Tax Amount	Tax Benefit/ (Expense)
(Dollars in thousands)
December 31, 2009	$58,878	$(21,256)	$(114,209)
Other comprehensive income:
Unrealized market adjustments on securities available-for-sale	(31,297)	12,175	(19,122)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss)	(715)	278	(437)
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	(5,439)	2,014	(3,425)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	15,121	(5,474)	9,647
December 31, 2010	(22,330)	8,993	(127,546)
Other comprehensive income:
Unrealized market adjustments on securities available-for-sale	36,294	(14,119)	22,175
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss)	(773)	301	(472)
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	(60,953)	23,337	(37,616)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	21,556	(8,253)	13,303
December 31, 2011	(3,876)	1,266	(130,156)
Other comprehensive income:
Unrealized market adjustments on securities available-for-sale	(19,016)	7,397	(11,619)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss)	(328)	128	(200)
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	(45,110)	17,906	(27,204)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	37,867	(15,031)	22,836
December 31, 2012	$(26,587)	$10,400	$(146,343)
Certain previously reported amounts have been reclassified to agree with current presentation.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule Of Components Of Consolidated Statements Of Income And Equity
The aggregate amount of income taxes included in the Consolidated Statements of Income and the Consolidated Statements of Equity for the years ended December 31, were as follows:

(Dollars in thousands)	2012	2011	2010
Consolidated Statements of Income:
Income tax expense/(benefit) related to continuing operations	$(85,262)	$15,836	$(21,182)
Income tax expense/(benefit) related to discontinued operations	93	(11,456)	(1,873)
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Cumulative effect of a change in accounting principle	-	-	(11,251)
Pension and postretirement plans	(2,875)	(15,084)	3,460
Unrealized gains/losses on investment securities available-for-sale	(7,525)	13,818	(12,453)
Share-based compensation	4,140	5,771	5,577
Total	$(91,429)	$8,885	$(37,722)

Schedule Of Components Of Income Tax Expense/(Benefit)
The components of income tax expense/(benefit) related to continuing operations for the years ended December 31, were as follows:

(Dollars in thousands)	2012	2011	2010
Current:
Federal	$(5,304)	$(29,507)	$(219,211)
State	(9,725)	6,196	(35,484)
Foreign	33	-	-
Deferred:
Federal	(59,417)	49,254	206,962
State	(10,848)	(10,107)	26,551
Foreign	(1)	-	-
Total	$(85,262)	$15,836	$(21,182)

Schedule Of Computation Of Income Tax Expense Differed From The Amounts Computed By Applying Of Statutory Federal Income Tax Rate To Income/(Loss) Before Income Taxes
A reconciliation of expected income tax expense/(benefit) at the federal statutory rate of 35% to the total income tax expense from continuing operations follows:

(Dollars in thousands)	2012	2011	2010
Federal income tax rate	35%	35%	35%
Tax computed at statutory rate	$(35,597)	$52,447	$18,114
Increase/(decrease) resulting from:
State income taxes	(4,234)	(2,542)	(5,806)
BOLI	(7,428)	(6,757)	(9,671)
Tax-exempt interest	(4,469)	(3,732)	(1,820)
Tax credits	(18,125)	(23,494)	(23,788)
Subsidiary liquidations	(6,733)	-	-
Other changes in unrecognized tax benefits	(8,981)	(3,884)	(3,582)
Other	305	3,798	5,371
Total	$(85,262)	$15,836	$(21,182)

Certain previously reported amounts have been reclassified to agree with current presentation.

Schedule Of Deferred Tax Assets And Deferred Tax Liabilities Due To Temporary Differences
Temporary differences which gave rise to deferred tax assets and deferred tax liabilities on December 31, 2012 and 2011 were as follows:

(Dollars in thousands)	2012	2011
Deferred tax assets:
Loss reserves	$103,701	$85,110
Employee benefits	132,906	117,593
Investment in partnerships	29,044	28,260
Foreclosed property	2,541	7,580
Accrued expenses	24,686	7,148
Capital loss carryforwards	58,453	-
Credit carryforwards	89,503	47,175
Federal NOL carryforwards	9,563	-
State NOL carryforwards	27,980	21,454
Unrecognized tax benefits	7,897	13,848
Other	13,715	17,898
Gross deferred tax assets	499,989	346,066
Valuation allowance	(69,692)	(6,718)
Deferred tax assets after valuation allowance	$430,297	$339,348
Deferred tax liabilities:
Capitalized mortgage servicing rights	$31,341	$38,515
Depreciation and amortization	47,681	39,753
Federal Home Loan Bank stock	17,388	17,285
Investment in debt securities (ASC 320)	35,175	42,700
Other intangible assets	25,187	22,368
Prepaid expenses	11,790	11,520
Other	473	1,364
Gross deferred tax liabilities	169,035	173,505
Net deferred tax asset	$261,262	$165,843

Schedule Of Rollforward Of Unrecognized Tax Benefits
The rollforward of unrecognized tax benefits is shown below:

(Dollars in thousands)
Balance at December 31, 2010	$38,398
Increases related to prior year tax positions	4,260
Settlements	(6,412)
Lapse of statute	(3,270)
Balance at December 31, 2011	$32,976
Increases related to prior year tax positions	250
Settlements	(5,202)
Lapse of statute	(10,386)
Balance at December 31, 2012	$17,638

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule Of Reconciliation Of The Numerators Used In Calculating Earnings/(Loss) Per Share
The following tables provide a reconciliation of the numerators used in calculating earnings/(loss) per share attributable to common shareholders:

(Dollars in thousands)	2012	2011	2010
Income/(loss) from continuing operations	$(16,443)	$134,012	$72,935
Income/(loss) from discontinued operations, net of tax	148	8,618	(11,332)
Net income/(loss)	(16,295)	142,630	61,603
Net income attributable to noncontrolling interest	11,464	11,434	11,402
Net income/(loss) attributable to controlling interest	$(27,759)	$131,196	$50,201
Preferred stock dividends	-	-	107,970
Net income/(loss) available to common shareholders	$(27,759)	$131,196	$(57,769)

Income/(loss) from continuing operations	$(16,443)	$134,012	$72,935
Net income attributable to noncontrolling interest	11,464	11,434	11,402
Preferred stock dividends	-	-	107,970
Net income/(loss) from continuing operations available to common shareholders	$(27,907)	$122,578	$(46,437)

Schedule Of Reconciliation Of Weighted Average Common Shares To Diluted Average Common Shares
The following table provides a reconciliation of weighted average common shares to diluted average common shares:

(Shares in thousands)	2012	2011	2010
Weighted average common shares outstanding - basic	248,349	260,574	235,699
Effect of dilutive securities	-	2,287	-
Weighted average common shares outstanding - diluted	248,349	262,861	235,699

Schedule Of Reconciliation Of Earnings/(Loss) Per Common And Diluted Share
The following tables provide a reconciliation of earnings/(loss) per common and diluted share:

Earnings/(loss) per common share:	2012	2011	2010
Income/(loss) per share from continuing operations available to common shareholders	$(0.11)	$0.47	$(0.20)
Income/(loss) per share from discontinued operations, net of tax	-	0.03	(0.05)
Net income/(loss) per share available to common shareholders	$(0.11)	$0.50	$(0.25)
Diluted earnings/(loss) per common share:
Diluted income/(loss) per share from continuing operations available to common shareholders	$(0.11)	$0.47	$(0.20)
Diluted income/(loss) per share from discontinued operations, net of tax	-	0.03	(0.05)
Diluted income/(loss) per share available to common shareholders	$(0.11)	$0.50	$(0.25)

Contingencies And Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Contingencies And Other Disclosures [Abstract]
Schedule Of Original Purchase Amount Of Investments Subject To Litigation
	Alt-A		Jumbo
(Dollars in thousands)	Senior	Junior	Senior	Junior
Vintage
Purchase Price:
2005 (a)	$843,868	$-	$30,000	$-
2006 (a)	307,926	-	84,659	9,793
2007	204,061	-	50,000	7,084
Total	$1,355,855	$-	$164,659	$16,877
Ending Balance:
2005	$335,144	$-	$11,590	$-
2006	121,049	-	30,987	4,055
2007	113,936	-	18,235	-
Total	$570,129	$-	$60,812	$4,055

  The amounts shown in the table which are the subject of the FHFA litigations include $230,020 of the Senior Alt-A loans from 2006 and $643,751 of the Senior Alt-A loans from 2005.

Pension, Savings, And Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Pension, Savings, And Other Employee Benefits [Abstract]
Schedule of Actuarial Assumptions Used In The Defined Benefit Pension Plan And Other Employee Benefit Plans
The actuarial assumptions used in the defined benefit pension plan and other employee benefit plans were as follows:

		Benefit Obligations			Net Periodic Benefit Cost
		2012	2011	2010	2012	2011	2010
Discount rate
Qualified pension		4.35%	5.10%	5.70%	5.10%	5.70%	6.05%
Nonqualified pension		3.85%	4.75%	5.10%	4.75%	5.10%	5.55%
Other nonqualified pension		3.20%	4.40%	4.75%	4.40%	4.75%	5.35%
Postretirement benefits		3.80% - 4.55%	4.75% - 5.25%	5.25% - 5.95%	4.75% - 5.25%	5.25% - 5.95%	5.65% - 6.25%
Expected long-term rate of return
Qualified pension/postretirement benefits		6.05%	6.90%	8.00%	6.90%	8.00%	8.05%
Postretirement benefit (retirees prior to January 1, 1993)		3.93%	4.49%	5.20%	4.49%	5.20%	5.23%
Rate of compensation increase	(a)	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%

Due to the pension plan freeze as of December 31, 2012, the rate of compensation increase no longer applies to the qualified pension plan.

Schedule Of Assumed Health Care Cost Trend Rates Used In Other Employee Benefit Plan
The assumed health care cost trend rates used in the other employee benefit plan was as follows:

	2012		2011
Assumed health care cost trend rates on December 31	Participants under age 65	Participants 65 years and older	Participants under age 65	Participants 65 years and older

Health care cost trend rate assumed for next year	7.50%	7.50%	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline
(the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2019	2017	2017

Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates Table Text Block
The health care cost trend rate assumption has a significant effect on the amounts reported. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Dollars in thousands)	1% Increase	1% Decrease
Adjusted total service and interest cost components	$1,068	$(1,006)
Adjusted postretirement benefit obligation at end of plan year	21,081	(19,481)

Schedule Of Components Of Net Periodic Benefit Cost
The components of net periodic benefit cost for the plan years 2012, 2011 and 2010 are as follows:

	Total Pension Benefits			Other Benefits
(Dollars in thousands)	2012	2011	2010	2012	2011	2010
Components of net periodic benefit cost
Service cost	$14,800	$15,358	$15,225	$467	$542	$515
Interest cost	33,040	32,823	31,441	2,298	2,213	2,277
Expected return on plan assets	(39,813)	(46,885)	(47,534)	(915)	(1,188)	(1,161)
Amortization of unrecognized:
Transition (asset)/obligation	-	-	-	736	986	987
Prior service cost/(credit)	398	417	419	(9)	(9)	(8)
Actuarial (gain)/loss	35,999	21,219	14,771	(488)	(1,057)	(1,048)
Net periodic benefit cost	44,424	22,932	14,322	2,089	1,487	1,562
ASC 715 curtailment/settlement expense (a)	1,231	-	-	-	-	-
ASC 715 special termination benefits	-	258	-	-	-	-
Total periodic benefit costs	$45,655	$23,190	$14,322	$2,089	$1,487	$1,562

In 2012, lump sum payments under the supplement retirement plan triggered settlement accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the settlement and realized an ASC 715 settlement expense.

Schedule Of Plans' Benefit Obligations And Plan Assets
The following tables set forth the plans' benefit obligations and plan assets for 2012 and 2011:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2012	2011	2012	2011
Change in Benefit Obligation
Benefit obligation, beginning of year	$670,056	$589,715	$45,868	$41,274
Service cost	14,800	15,358	467	542
Interest cost	33,040	32,823	2,298	2,213
Actuarial (gain)/loss	76,021	53,671	7,815	3,722
Actual benefits paid	(26,970)	(21,769)	(1,933)	(2,164)
Expected Medicare Part D reimbursement	-	-	201	281
Special termination benefits	-	258	-	-
Benefit obligation, end of year	$766,947	$670,056	$54,716	$45,868

Change in Plan Assets
Fair value of plan assets, beginning of year	$575,790	$549,616	$14,615	$16,273
Actual return on plan assets	78,172	44,272	1,266	331
Employer contributions	6,980	3,671	340	175
Actual benefits paid - settlement payments	(3,477)	-	(1,933)	(2,164)
Actual benefits paid - other payments	(23,493)	(21,769)	-	-
Fair value of plan assets, end of year	$633,972	$575,790	$14,288	$14,615

Funded status of the plans	$(132,975)	$(94,266)	$(40,428)	$(31,253)

Amounts Recognized in the Statements of
Financial Condition
Other liabilities	(132,975)	(94,266)	(40,428)	(31,253)
Net asset/(liability) at end of year	$(132,975)	$(94,266)	$(40,428)	$(31,253)

Schedule Of Defined Benefit Plan Balances Reflected In Accumulated Other Comprehensive Income On Pre-Tax Basis
	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2012	2011	2012	2011
Amounts Recognized in Accumulated Other Comprehensive Income
Net transition (asset)/obligation	$-	$-	$-	$$736
Prior service cost/(credit)	1,280	1,678	639	630
Net actuarial (gain)/loss	324,513	324,081	480	(7,472)
Total	$325,793	$325,759	$1,119	$(6,106)

Schedule Of Changes In Plan Assets And Benefit Obligation Recognied In Other Comprehensive Income On Pre-Tax Basis
The pre-tax amounts recognized in other comprehensive income during 2012 and 2011 were as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2012	2011	2012	2011
Changes in plan assets and benefit obligation recognized in other comprehensive income
Net actuarial (gain)/loss arising during measurement period	$37,646	$56,374	$7,464	$4,579
Prior service cost arising during measurement period	-	-	-	-
Items amortized during the measurement period:
Net transition (asset)/obligation	-	-	(736)	(986)
Prior service credit/(cost)	(398)	(417)	9	9
Net actuarial gain/(loss)	(37,230)	(21,219)	488	1,057
Total recognized in other comprehensive income	$18	$34,738	$7,225	$4,659

Schedule Of Estimated Amounts In Accumulated Other Comprehensive Income Loss To Be Recognized Over Next Fiscal Year Into Net Periodic Benefit Cost
The estimated net actuarial (gain)/loss, prior service cost/(credit), and transition (asset)/obligation for the plan that will amortize from accumulated other comprehensive income into net periodic benefit cost during the following fiscal year are as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2012	2011	2012	2011
Net transition obligation	$-	$-	$-	$736
Prior service cost/(credit)	353	398	34	(9)
Net actuarial (gain)/loss	9,601	35,297	67	(611)

Schedule Of Expected Benefit Payment
The following table provides detail on expected benefit payments, which reflect expected future service, as appropriate and projected Medicare reimbursements:

	Pension	Other	Medicare
(Dollars in thousands)	Benefits	Benefits	Reimbursements
2013	$28,103	$2,708	$377
2014	29,354	2,825	-
2015	31,979	2,927	-
2016	34,433	3,018	-
2017	36,532	3,103	-
2018-2021	216,189	16,493	-

Schedule of Fair Value of Pension Plan Assets By Asset Category
	December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$10,198	$-	$-	$10,198
Equity securities:
U.S. mid and small capital	67,263	-	-	67,263
Mutual funds	364	-	-	364
Fixed income securities:
U.S. treasuries	-	7,778	-	7,778
Corporate and foreign bonds	-	180,309	-	180,309
Common and collective funds:
Corporate and foreign bonds	-	194,205	-	194,205
U.S. large capital	-	112,311	-	112,311
International	-	61,544	-	61,544
Total	$77,825	$556,147	$-	$633,972

	December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$7,653	$-	$-	$7,653
Equity securities:
U.S. mid and small capital	69,466	-	-	69,466
Mutual funds	845	-	-	845
Fixed income securities:
U.S. treasuries	-	1,795	-	1,795
Corporate and foreign bonds	-	148,376	-	148,376
Common and collective funds:
Corporate and foreign bonds	-	151,346	-	151,346
U.S. large capital	-	133,030	-	133,030
International	-	63,279	-	63,279
Total	$77,964	$497,826	$-	$575,790

Schedule Of Fair Value Of Retiree Medical Plan Assets [Table Text Block]
The fair value of FHN's retiree medical plan assets at December 31, 2012 and December 31, 2011 by asset category are as follows:

	December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$632	$-	$-	$632
Equity securities:
U.S. small capital	1,428	-	-	1,428
Mutual funds:
Equity mutual funds	7,312	-	-	7,312
Fixed income mutual funds	4,260	-	-	4,260
Fixed income securities:
U.S. treasuries	-	139	-	139
Corporate and foreign bonds	-	517	-	517
Total	$13,632	$656	$-	$14,288

	December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$254	$-	$-	$254
Equity securities:
U.S. small capital	1,512	-	-	1,512
Mutual funds:
Equity mutual funds	7,599	-	-	7,599
Fixed income mutual funds	4,492	-	-	4,492
Fixed income securities:
U.S. treasuries	-	259	-	259
Corporate and foreign bonds	-	499	-	499
Total	$13,857	$758	$-	$14,615

The number of shares of FHN common stock held by the qualified pension plan was 792,607 for December 31, 2012 and 2011.

Stock Options, Restricted Stock Dividend, And Dividend Reinvestment Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans [Abstract]
Schedule Of Restrcited And Performance Stock And Unit Activity
The summary of restricted and performance stock and unit activity during the year ended December 31, 2012, is presented below:

	Shares/Units	Weighted average grant date fair value
Nonvested on January 1, 2012	4,806,192	$10.96
Shares/units granted	1,715,782	9.25
Shares/units vested	(1,208,000)	10.04
Shares/units cancelled	(641,159)	13.59
Nonvested on December 31, 2012	4,672,815	$10.21

The weighted average grant date fair value for shares/units granted in 2011 and 2010 was $10.75 and $12.04, respectively.

Summary Of Stock Option Plans Activity
The summary of stock option plans activity for the year ended December 31, 2012, is shown below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
January 1, 2012	10,451,145	$23.98
Options granted	1,248,685	9.46
Options exercised	(19,283)	7.48
Options cancelled/forfeited	(472,197)	10.93
Options expired	(1,411,702)	29.17
December 31, 2012	9,796,648	21.26	4.00	$734
Options exercisable	7,884,165	23.92	3.64	172
Options expected to vest	1,912,483	10.29	5.48	562

Summary Of Assumptions To Estimate The Fair Value Of Stock Options Granted
FHN used the Black-Scholes Option Pricing Model to estimate the fair value of stock options granted in 2012, with the following assumptions:

	2012	2011
Expected dividend yield	0.42%	0.34%
Expected weighted-average lives of options granted	6.11 years	6.59 years
Expected weighted-average volatility	42.40%	40.70%
Expected volatility range	35.80 - 62.21%	35.04 - 57.69%
Risk-free interest rate	1.10%	2.91%

Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Business Segment Information [Abstract]
Amounts Of Consolidated Revenue, Expense, Tax And Assets

(Dollars in thousands)	2012	2011	2010
Consolidated
Net interest income	$688,667	$700,832	$730,838
Provision for loan losses	78,000	44,000	270,000
Noninterest income	671,329	786,011	932,725
Noninterest expense	1,383,701	1,292,995	1,341,810
Income/(loss) before income taxes	(101,705)	149,848	51,753
Provision/(benefit) for income taxes	(85,262)	15,836	(21,182)
Income/(loss) from continuing operations	(16,443)	134,012	72,935
Income/(loss) from discontinued operations, net of tax	148	8,618	(11,332)
Net income/(loss)	$(16,295)	$142,630	$61,603
Average assets	$25,068,721	$24,733,626	$25,677,371
Depreciation and amortization	$117,972	$89,321	$82,500
Expenditures for long-lived assets	21,862	35,408	42,631

(Dollars in thousands)	2012	2011	2010
Regional Banking
Net interest income	$597,992	$561,902	$556,822
Provision/(provision credit) for loan losses	(898)	(61,505)	92,297
Noninterest income	252,691	266,828	286,669
Noninterest expense	567,581	564,920	606,152
Income/(loss) before income taxes	284,000	325,315	145,042
Provision/(benefit) for income taxes	103,066	119,706	52,315
Net income/(loss)	$180,934	$205,609	$92,727
Average assets	$12,656,612	$11,456,329	$11,423,745
Depreciation and amortization	$71,815	$52,830	$44,201
Expenditures for long-lived assets	17,054	24,912	33,369

Capital Markets
Net interest income	$20,308	$22,090	$21,649
Noninterest income	334,979	355,739	424,170
Noninterest expense	263,308	320,835	318,188
Income/(loss) before income taxes	91,979	56,994	127,631
Provision/(benefit) for income taxes	34,750	21,608	47,809
Net income/(loss)	$57,229	$35,386	$79,822
Average assets	$2,311,463	$2,257,841	$2,115,716
Depreciation and amortization	$20,483	$12,777	$9,740
Expenditures for long-lived assets	1,837	4,465	1,142

Corporate
Net interest income/(expense)	$(23,564)	$(6,472)	$(354)
Noninterest income	27,056	69,338	63,339
Noninterest expense	101,312	105,164	70,181
Income/(loss) before income taxes	(97,820)	(42,298)	(7,196)
Provision/(benefit) for income taxes	(76,831)	(52,264)	(40,774)
Net income/(loss)	$(20,989)	$9,966	$33,578
Average assets	$5,224,744	$5,131,104	$4,984,252
Depreciation and amortization	$21,353	$16,647	$9,042
Expenditures for long-lived assets	2,453	1,134	4,979

Non-Strategic
Net interest income	$93,931	$123,312	$152,721
Provision for loan losses	78,898	105,505	177,703
Noninterest income	56,603	94,106	158,547
Noninterest expense	451,500	302,076	347,289
Income/(loss) before income taxes	(379,864)	(190,163)	(213,724)
Provision/(benefit) for income taxes	(146,247)	(73,214)	(80,532)
Income/(loss) from continuing operations	(233,617)	(116,949)	(133,192)
Income/(loss) from discontinued operations, net of tax	148	8,618	(11,332)
Net income/(loss)	$(233,469)	$(108,331)	$(144,524)
Average assets	$4,875,902	$5,888,352	$7,153,658
Depreciation and amortization	$4,321	$7,067	$19,517
Expenditures for long-lived assets	518	4,897	3,141

Certain previously reported amounts have been reclassified to agree with current presentation.

Fair Value Of Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Of Assets And Liabilities [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis
Recurring Fair Value Measurements

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - capital markets:
U.S. treasuries	$-	$97,965	$-	$97,965
Government agency issued MBS	-	360,400	-	360,400
Government agency issued CMO	-	209,869	-	209,869
Other U.S. government agencies	-	279,164	-	279,164
States and municipalities	-	35,178	-	35,178
Corporate and other debt	-	244,022	5	244,027
Equity, mutual funds, and other	-	18,130	-	18,130
Total trading securities - capital markets	-	1,244,728	5	1,244,733
Trading securities - mortgage banking
Principal only	-	-	5,480	5,480
Interest only	-	-	12,507	12,507
Total trading securities - mortgage banking	-	-	17,987	17,987
Loans held-for-sale	-	2,349	221,094	223,443
Securities available for sale:
U.S. treasuries	-	39,999	-	39,999
Government agency issued MBS	-	1,136,580	-	1,136,580
Government agency issued CMO	-	1,649,211	-	1,649,211
Other U.S. government agencies	-	-	3,753	3,753
States and municipalities	-	13,755	1,500	15,255
Corporate and other debt	510	-	-	510
Venture capital	-	-	4,300	4,300
Equity, mutual funds, and other	14,767	-	-	14,767
Total securities available-for-sale	15,277	2,839,545	9,553	2,864,375
Mortgage servicing rights	-	-	114,311	114,311
Other assets:
Deferred compensation assets	22,477	-	-	22,477
Derivatives, forwards and futures	1,850	-	-	1,850
Derivatives, interest rate contracts	-	290,617	-	290,617
Derivatives, other	-	5	-	5
Total other assets	24,327	290,622	-	314,949
Total assets	$39,604	$4,377,244	$362,950	$4,779,798
Trading liabilities - capital markets:
U.S. treasuries	$-	$376,790	$-	$376,790
Government agency issued MBS	-	43	-	43
Other U.S. government agencies	-	21,887	-	21,887
States and municipalities	-	960	-	960
Corporate and other debt	-	164,749	-	164,749
Total trading liabilities - capital markets	-	564,429	-	564,429

Other short-term borrowings	-	-	11,156	11,156

Other liabilities:
Derivatives, forwards and futures	2,546	-	-	2,546
Derivatives, interest rate contracts	-	197,548	-	197,548
Derivatives, other	-	-	2,175	2,175
Total other liabilities	2,546	197,548	2,175	202,269
Total liabilities	$2,546	$761,977	$13,331	$777,854

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - capital markets:
U.S. treasuries	$-	$53,656	$-	$53,656
Government agency issued MBS	-	314,002	-	314,002
Government agency issued CMO	-	129,270	-	129,270
Other U.S. government agencies	-	173,982	-	173,982
States and municipalities	-	24,525	-	24,525
Corporate and other debt	-	265,926	5	265,931
Equity, mutual funds, and other	-	746	-	746
Total trading securities - capital markets	-	962,107	5	962,112
Trading securities - mortgage banking
Principal only	-	8,052	-	8,052
Interest only	-	-	18,054	18,054
Total trading securities - mortgage banking	-	8,052	18,054	26,106
Loans held-for-sale	-	10,902	210,487	221,389
Securities available for sale:
U.S. treasuries	-	40,121	-	40,121
Government agency issued MBS	-	1,410,228	-	1,410,228
Government agency issued CMO	-	1,357,943	-	1,357,943
Other U.S. government agencies	-	10,189	5,762	15,951
States and municipalities	-	16,570	1,500	18,070
Corporate and other debt	529	-	-	529
Venture capital	-	-	12,179	12,179
Equity, mutual funds, and other	13,261	-	-	13,261
Total securities available-for-sale	13,790	2,835,051	19,441	2,868,282
Mortgage servicing rights	-	-	144,069	144,069
Other assets:
Deferred compensation assets	22,796	-	-	22,796
Derivatives, forwards and futures	39,733	-	-	39,733
Derivatives, interest rate contracts	-	326,566	-	326,566
Derivatives, other	-	2	-	2
Total other assets	62,529	326,568	-	389,097
Total assets	$76,319	$4,142,680	$392,056	$4,611,055
Trading liabilities - capital markets:
U.S. treasuries	$-	$190,725	$-	$190,725
Government agency issued MBS	-	736	-	736
Corporate and other debt	-	155,824	-	155,824
Total trading liabilities - capital markets	-	347,285	-	347,285

Other short-term borrowings	-	-	14,833	14,833
Other liabilities:
Derivatives, forwards and futures	7,243	-	-	7,243
Derivatives, interest rate contracts	-	234,204	-	234,204
Derivatives, other	-	1	11,820	11,821
Total other liabilities	7,243	234,205	11,820	253,268
Total liabilities	$7,243	$581,490	$26,653	$615,386

Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value
Changes in Recurring Level 3 Fair Value Measurements

The changes in Level 3 assets and liabilities measured at fair value for the twelve months ended December 31, 2012, 2011, and 2010, on a recurring basis are summarized as follows:

	Twelve Months Ended December 31, 2012
					Securities available-for-sale			Mortgage				Other
	Trading		Loans held-		Investment	Venture		servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	Capital		rights, net		liabilities		borrowings
Balance on January 1, 2012	$18,059		$210,487		$7,262	$12,179		$144,069		$(11,820)		$(14,833)
Total net gains/(losses) included in:
Net income	3,678		(2,618)		-	371		(5,075)		(1,757)		3,677
Other comprehensive income	-		-		(234)	-		-		-		-
Purchases	-		60,111		-	-		-		-		-
Issuances	-		-		-	-		-		-		-
Sales	-		-		-	(8,250)		-		-		-
Settlements	(9,225)		(27,032)		(1,775)	-		(24,683)		11,402		-
Net transfers into/(out of) Level 3	5,480		(19,854)	(c)	-	-		-		-		-
Balance on December 31, 2012	$17,992		$221,094		$5,253	$4,300		$114,311		$(2,175)		$(11,156)
Net unrealized gains/(losses) included in net income	$2,084	(a)	$(2,618)	(a)	$-	$(4,700)	(b)	$(3,957)	(a)	$(1,757)	(d)	$3,677	(a)

	Twelve Months Ended December 31, 2011
					Securities available-for-sale			Mortgage				Other
	Trading		Loans held-		Investment	Venture		servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	Capital		rights, net		liabilities		borrowings
Balance on January 1, 2011	$26,478		$207,632		$39,391	$13,179		$207,319		$(1,000)		$(27,309)
Total net gains/(losses) included in:
Net income	3,796		(368)		-	-		(41,260)		(9,414)		12,476
Other comprehensive income	-		-		(1,688)	-		-		-		-
Purchases	-		49,323		-	-		-		-		-
Issuances	-		-		-	-		-		(2,500)		-
Sales	(132)		-		(29,217)	(1,000)		-		-		-
Settlements	(12,083)		(37,198)		(1,224)	-		(21,990)		1,094		-
Net transfers into/(out of) Level 3	-		(8,902)	(c)	-	-		-		-		-
Balance on December 31, 2011	$18,059		$210,487		$7,262	$12,179		$144,069		$(11,820)		$(14,833)
Net unrealized gains/(losses) included in net income	$2,205	(a)	$(368)	(a)	$-	$-	(b)	$(40,076)	(a)	$(9,414)	(d)	$12,476	(a)

	Twelve Months Ended December 31, 2010
					Securities available-for-sale			Mortgage				Other
	Trading		Loans held-		Investment	Venture		servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	capital		rights		liabilities		borrowings
Balance on January 1, 2010	$56,132		$206,227		$99,173	$15,743		$302,611		$-		$(39,662)
Adjustment due to adoption of amendments to ASC 810	(4,776)		-		-	-		(2,293)		-		-
Total net gains/(losses) included in:
Net income	8,627		(17,991)		-	(2,962)		(31,146)		-		12,353
Other comprehensive income	-		-		(2,302)	-		-		-		-
Purchases, sales, issuances, and settlements, net	(33,505)		19,396	(c)	(57,480)	398		(61,853)		(1,000)		-
Balance on December 31, 2010	$26,478		$207,632		$39,391	$13,179		$207,319		$(1,000)		$(27,309)
Net unrealized gains/(losses) included in net income	$5,467	(a)	$(17,991)	(a)	$-	$(2,962)	(b)	$(27,153)	(a)	$(1,000)	(d)	$(12,353)	(a)

Certain previously reported amounts have been reclassified to agree with current presentation.

  Primarily included in mortgage banking income on the Consolidated Statements of Income.
  Represents recognized gains and losses attributable to venture capital investments classified within securities available-for-sale that are included in securities gains/(losses) in noninterest income.
  Transfers out of recurring loans held-for-sale level 3 balances reflect movements out of loans held-for-sale and into real estate acquired by foreclosure (level 3 nonrecurring).
  Included in Other expense

Nonrecurring Fair Value Measurements
					Twelve Months Ended
	Carrying value at December 31, 2012				December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$23,902	$-	$23,902	$15
Loans held-for-sale - first mortgages	-	-	12,054	12,054	(436)
Loans, net of unearned income (a)	-	-	117,064	117,064	(55,948)
Real estate acquired by foreclosure (b)	-	-	41,767	41,767	(9,422)
Other assets (c)	-	-	76,501	76,501	(8,248)
					$(74,039)

					Twelve Months Ended
	Carrying value at December 31, 2011				December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$66,730	$-	$66,730	$(2)
Loans held-for-sale - first mortgages	-	-	11,980	11,980	(5,947)
Loans, net of unearned income (a)	-	-	125,297	125,297	(48,330)
Real estate acquired by foreclosure (b)	-	-	68,884	68,884	(18,358)
Other assets (c)	-	-	91,243	91,243	(12,192)
					$(84,829)

					Twelve Months Ended
	Carrying value at December 31, 2010				December 31, 2010
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$10,456	$-	$10,456	$60
Loans held-for-sale - first mortgages	-	-	15,289	15,289	(7,249)
Loans, net of unearned income (a)	-	-	213,974	213,974	(156,572)
Real estate acquired by foreclosure (b)	-	-	110,536	110,536	(18,097)
Other assets (c)	-	-	87,667	87,667	(11,145)
					$(193,003)

  Represents carrying value of loans for which adjustments are based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
  Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments.

Schedule Of Unobservable Inputs Utilized In Determining The Fair Value Of Level 3 Recurring And Non-Recurring Measurements
Level 3 Measurements
The following table provides information regarding the unobservable inputs utilized in determining the fair value of level 3 recurring and non-recurring measurements as of December 31, 2012:

(Dollars in Thousands)
	Fair Value at
Level 3 Class	December 31, 2012	Valuation Techniques	Unobservable Input	Values Utilized
Trading securities - mortgage	$17,987	Discounted cash flow	(a)	(a)
Loans held-for-sale - mortgages	233,148	Discounted cash flow	Prepayment speeds	6% - 10%
			Credit spreads	2% - 4%
			Delinquency adjustment factor	15% - 25% added to credit spread
			Loss severity trends	50% - 60% of UPB
Venture capital investments	4,300	Industry comparables	Adjustment for minority interest and small business status	40% - 50% discount
		Discounted cash flow	Discount rate	25% - 30%
			Earnings capitalization rate	20% - 25%
Mortgage servicing rights	114,311	Discounted cash flow	(a)	(a)
Other short-term borrowings	11,156	Discounted cash flow	(b)	(b)
Derivative liabilities, other	2,175	Discounted cash flow	Visa covered litigation resolution amount	$4.4 billion - $5.0 billion
			Probability of resolution scenarios	10%-50%
			Time until resolution	9 - 18 months
Loans, net of unearned income (c)	117,064	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
		Other collateral valuations	Borrowing base certificates	20% - 50% of gross value
			Financial Statements/Auction Values	0% - 25% of reported value
Real estate acquired by foreclosure (d)	41,767	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
Other assets (e)	76,501	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal

  The unobservable inputs for Principal-only and Interest-only trading securities and MSR are discussed in Note 23 – Loan Sales and Securitizations.
  The inputs and associated ranges for Other short-term borrowings mirror those of the related MSR.
  Represents carrying value of loans for which adjustments are based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
  Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments.

Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held-For-Sale And Aggregate Unpaid Principal Amount
The following tables reflect the differences between the fair value carrying amount of mortgages held-for-sale measured at fair value in accordance with management’s election and the aggregate unpaid principal amount FHN is contractually entitled to receive at maturity.
	December 31, 2012
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Loans held-for-sale reported at fair value:
Total loans	$223,443	$343,450	$(120,007)
Nonaccrual loans	51,203	110,386	(59,183)
Loans 90 days or more past due and still accruing	9,111	20,839	(11,728)

	December 31, 2011
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Loans held-for-sale reported at fair value:
Total loans	$221,389	$307,990	$(86,601)
Nonaccrual loans	42,471	93,997	(51,526)
Loans 90 days or more past due and still accruing	11,486	24,755	(13,269)

Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings
Assets and liabilities accounted for under the fair value election are initially measured at fair value with subsequent changes in fair value recognized in earnings. Such changes in the fair value of assets and liabilities for which FHN elected the fair value option are included in current period earnings with classification in the income statement line item reflected in the following table:

	Twelve Months Ended
	December 31
(Dollars in thousands)	2012	2011	2010
Changes in fair value included in net income:
Capital markets noninterest income
Trading loans	$-	$-	$11,752
Mortgage banking noninterest income
Loans held-for-sale	(2,618)	(368)	(17,991)
Other short-term borrowings	3,677	12,476	(12,353)

Summary Of Book Value And Estimated Fair Value Of Financial Instruments
	December 31, 2012
	Book	Fair Value
(Dollars in thousands)	Value	Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$8,700,765	$-	$-	$8,546,446	$8,546,446
Commercial real estate
Income CRE	1,094,020	-	-	1,059,979	1,059,979
Residential CRE	54,218	-	-	54,208	54,208
Retail:
Consumer real estate (a)	5,559,754	-	-	4,993,192	4,993,192
Permanent mortgage (a)	740,655	-	-	617,385	617,385
Credit card & other	282,207	-	-	283,830	283,830
Total loans, net of unearned income and allowance for loan losses	16,431,619	-	-	15,555,040	15,555,040

Short-term financial assets
Total interest-bearing cash	353,373	353,373	-	-	353,373
Total federal funds sold & securities purchased under agreements to resell	636,383	-	636,383	-	636,383
Total short-term financial assets	989,756	353,373	636,383	-	989,756

Trading securities (b)	1,262,720	-	1,244,728	17,992	1,262,720
Loans held-for-sale (b)	401,937	-	26,251	375,686	401,937
Securities available-for-sale (b)(c)	3,061,808	15,277	2,839,545	206,986	3,061,808
Derivative assets (b)	292,472	1,850	290,622	0	292,472

Other assets
Tax credit investments	76,501	-	-	76,501	76,501
Deferred compensation assets	22,477	22,477	-	-	22,477
Total other assets	98,978	22,477	-	76,501	98,978

Nonearning assets
Cash & due from banks	469,879	469,879	-	-	469,879
Capital markets receivables	303,893	-	303,893	-	303,893
Accrued interest receivable	72,779	-	72,779	-	72,779
Total nonearning assets	846,551	469,879	376,672	-	846,551
Total assets	$23,385,841	$862,856	$5,414,201	$16,232,205	$22,509,262

Liabilities:
Deposits:
Defined maturity	$1,523,428	$-	$1,556,020	$-	$1,556,020
Undefined maturity	15,106,281	-	15,106,281	-	15,106,281
Total deposits	16,629,709	-	16,662,301	-	16,662,301

Trading liabilities (b)	564,429	-	564,429	-	564,429

Short-term financial liabilities
Total federal funds purchased & securities sold under agreements to repurchase	1,906,461	-	1,906,461	-	1,906,461
Total other borrowings	441,201	-	430,045	11,156	441,201
Total short-term financial liabilities	2,347,662	-	2,336,506	11,156	2,347,662

Term borrowings
Real estate investment trust-preferred	45,760	-	-	42,300	42,300
Term borrowings - new market tax credit investment	18,000	-	-	18,835	18,835
Borrowings secured by residential real estate	390,182	-	-	231,041	231,041
Other long term borrowings	1,772,540	-	1,729,527	-	1,729,527
Total term borrowings	2,226,482	-	1,729,527	292,176	2,021,703

Derivative liabilities (b)	202,269	2,546	197,548	2,175	202,269

Other noninterest-bearing liabilities
Capital markets payables	296,450	-	296,450	-	296,450
Accrued interest payable	28,114	-	28,114	-	28,114
Total other noninterest-bearing liabilities	324,564	-	324,564	-	324,564
Total liabilities	$22,295,115	$2,546	$21,814,875	$305,507	$22,122,928

  Includes restricted real estate loans and secured borrowings.
  Classes are detailed in the recurring and nonrecurring measurement tables.
  Level 3 includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.0 million.

	December 31, 2011
	Book	Fair
(Dollars in thousands)	Value	Value
Assets:
Loans, net of unearned income and allowance for loan losses	$16,012,776	$15,210,592
Short-term financial assets	896,444	896,444
Trading securities	988,217	988,217
Loans held-for-sale	431,897	431,897
Securities available-for-sale	3,066,272	3,066,272
Derivative assets	366,301	366,301
Other assets	114,039	114,039
Nonearning assets	628,440	628,440
Liabilities:
Deposits:
Defined maturity	$1,781,893	$1,821,457
Undefined maturity	14,431,116	14,431,116
Total deposits	16,213,009	16,252,573
Trading liabilities	347,285	347,285
Short-term financial liabilities	2,059,602	2,059,602
Term borrowings	2,481,660	2,182,061
Derivative liabilities	253,268	253,268
Other noninterest-bearing liabilities	195,208	195,208

	Contractual Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Unfunded Commitments:
Loan commitments	$7,993,218	$7,435,227	$1,765	$1,358
Standby and other commitments	367,785	359,619	4,933	5,954

Loan Sales And Securitizations (Tables)	12 Months Ended
Dec. 31, 2012
Loan Sales And Securitizations [Abstract]
Schedule Of Sensitivity Of Fair Value Of Retained Or Purchased MSR Immediate 10 Percent And 20 Percent Adverse Changes In Assumptions

The sensitivity of the fair value of all retained or purchased MSR to immediate 10 percent and 20 percent adverse changes in assumptions on December 31, 2012 and 2011 are as follows:

	December 31, 2012			December 31, 2011
(Dollars in thousands except for annual cost to service)	First Liens	Second Liens	HELOC	First Liens	Second Liens	HELOC
Fair value of retained interests	$111,314	$196	$2,801	$140,724	$231	$3,114
Weighted average life (in years)	4.0	3.0	3.0	3.7	2.9	2.8
Annual prepayment rate	21.0%	27.1%	27.9%	22.5%	26.0%	28.0%
Impact on fair value of 10% adverse change	$(5,736)	$(12)	$(158)	$(7,667)	$(15)	$(202)
Impact on fair value of 20% adverse change	(10,956)	(24)	(304)	(14,612)	(28)	(387)
Annual discount rate on servicing cash flows	11.8%	14.0%	18.0%	11.8%	14.0%	18.0%
Impact on fair value of 10% adverse change	$(3,079)	$(5)	$(87)	$(3,728)	$(6)	$(96)
Impact on fair value of 20% adverse change	(5,976)	(10)	(169)	(7,241)	(12)	(187)
Annual cost to service (per loan) (a)	$118	$50	$50	$119	$50	$50
Impact on fair value of 10% adverse change	(2,711)	(5)	(43)	(3,333)	(5)	(50)
Impact on fair value of 20% adverse change	(5,404)	(9)	(86)	(6,643)	(10)	(100)
Annual earnings on escrow	1.4%	-	-	1.4%	-	-
Impact on fair value of 10% adverse change	$(640)	-	-	$(1,194)	-	-
Impact on fair value of 20% adverse change	(1,281)	-	-	(2,388)	-	-

  Amounts represent market participant based assumptions.

Schedule Of Sensitivity Of Fair Value Of Other Retained Interests To Immediate 10 Percent And 20 Percent Adverse Changes Assumptions
The sensitivity of the fair value of other retained interests to immediate 10 percent and 20 percent adverse changes in assumptions on December 31, 2012 and 2011, are as follows:

	December 31, 2012		December 31, 2011
	Excess		Excess
	Interest	Certificated	Interest	Certificated
(Dollars in thousands)	IO	PO (a)	IO	PO
Fair value of retained interests	$12,507	$5,480	$17,852	$8,052
Weighted average life (in years)	3.9	2.3	3.7	3.5
Annual prepayment rate	19.1%	43.5%	20.2%	30.2%
Impact on fair value of 10% adverse change	$(554)	$(283)	$(831)	$(297)
Impact on fair value of 20% adverse change	(1,065)	(596)	(1,598)	(563)
Annual discount rate on residual cash flows	13.3%	NM	13.3%	20.5%
Impact on fair value of 10% adverse change	$(454)	$(234)	$(667)	$(429)
Impact on fair value of 20% adverse change	(872)	(448)	(1,281)	(849)

NM - Not meaningful

(a)       In 2012, FHN changed the method used to calculate sensitivities for certified PO due to more limited market information for these securities.

Schedule Of Cash Flows Related To Loan Sales And Securitizations [TableTextBlock]

For the years ended December 31, 2012 and 2011, cash flows received and paid related to loan sales and securitizations were as follows:

	December 31
(Dollars in thousands)	2012	2011	2010
Proceeds from initial sales (a)	$226,013	$409,003	$837,905
Servicing fees retained (b)	60,919	72,558	95,902
Purchases of GNMA guaranteed mortgages	101,520	66,591	76,678
Purchases of previously transferred financial assets (c) (d)	418,773	267,091	458,337
Other cash flows received on retained interests	8,736	7,894	10,783

  2011 includes $89.2 million of proceeds related to a bulk sale of nonperforming permanent mortgages in third quarter 2011.
  Includes servicing fees on MSR associated with loan sales and purchased MSR.
  Includes repurchases of delinquent and performing loans, foreclosed assets, and make-whole payments for economic losses incurred by purchaser. Also includes buyouts from GSEs in order to facilitate foreclosures.
  2012, 2011 and 2010 includes $99.3 million, $32.7 million and $174.5 million, respectively of cash paid related to clean-up calls exercised by FHN.

Schedule Of Principal Amount Of Delinquent Loans, And Net Credit Losses
The principal amount of loans transferred through loan sales and securitizations and other loans managed with them, the principal amount of delinquent loans, and the net credit losses during 2012 and 2011 are as follows:

	Principal Amount of Residential Real
	Estate Loans (a) (b) (c)		Net Credit Losses (c)
	December 31		Year Ended December 31
(Dollars in thousands)	2012	2011	2012	2011
Total loans managed or transferred	$15,094,508	$18,128,275	$440,234	$536,418

  Amounts represent real estate residential loans in FHN's portfolio, held-for-sale, and loans that have been transferred in proprietary securitizations and whole loan sales in which FHN has a retained interest other than servicing rights. Also includes $5.8 billion and $8.0 billion of loans transferred to GSEs with any type of retained interest on December 31, 2012 and 2011, respectively.
  On December 31, 2012 and 2011, includes $.7 billion and $.8 billion, respectively, where the principal amount is 90 days or more past due or nonaccrual. Included in these amounts are $36.6 million and $42.2 million of GNMA guaranteed mortgages on December 31, 2012 and 2011, respectively.
  No delinquency or net credit loss data is provided for the loans transferred to FNMA or FHLMC because these agencies retain credit risk. See Note 18 - Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs or private investors.

Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entities [Abstract]
Summary Of VIEs Consolidated By FHN
The following table summarizes VIEs consolidated by FHN as of December 31, 2012 and 2011:

	2012		2011
	On-Balance Sheet	Rabbi Trusts	On-Balance Sheet	Rabbi Trusts
	Consumer Loan Securitizations	Used for Deferred Compensation Plans	Consumer Loan Securitizations	Used for Deferred Compensation Plans
(Dollars in thousands)	Carrying Value	Carrying Value	Carrying Value	Carrying Value
Assets:
Cash and due from banks	$-	N/A	$4,914	N/A
Loans, net of unearned income	119,796	N/A	640,778	N/A
Less: Allowance for loan losses	4,272	N/A	31,826	N/A
Total net loans	115,524	N/A	608,952	N/A
Other assets	1,869	$60,788	13,418	$58,690
Total assets	$117,393	$60,788	$627,284	$58,690
Liabilities:
Term borrowings	$108,502	N/A	$620,127	N/A
Other liabilities	24	$49,758	92	$50,508
Total liabilities	$108,526	$49,758	$620,219	$50,508

Summary Of VIEs Not Consolidated By FHN
The following table summarizes FHN’s nonconsolidated VIEs as of December 31, 2012:

	Maximum	Liability
(Dollars in thousands)	Loss Exposure	Recognized	Classification
Type
Low income housing partnerships (a) (b)	$53,286	$-	Other assets
New market tax credit LLCs (b) (c)	23,734	-	Other assets
Small issuer trust preferred holdings (d)	445,900	-	Loans, net of unearned income
On-balance sheet trust preferred securitization	58,428	55,746	(e)
Proprietary trust preferred issuances (f)	N/A	206,186	Term borrowings
Proprietary and agency residential mortgage securitizations	421,534	-	(g)
On-balance sheet consumer loan securitizations	14,119	281,680	(h)
Holdings of agency mortgage-backed securities (d)	3,356,061	-	(i)
Short positions in agency mortgage-backed securities (f)	N/A	43	Trading liabilities
Commercial loan troubled debt restructurings (j) (k)	78,408	-	Loans, net of unearned income
Managed discretionary trusts (f)	N/A	N/A	N/A

  Maximum loss exposure represents $52.8 million of current investments and $.5 million of contractual funding commitments. Only the current investment amount is included in Other assets.
  A liability is not recognized as investments are written down over the life of the related tax credit.
  Maximum loss exposure represents current investment balance. Of the initial investment, $18.0 million was funded through loans from community development enterprises.
  Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.
  Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $55.7 million classified as Term borrowings.
  No exposure to loss due to the nature of FHN's involvement.
  Includes $69.4 million and $30.8 million classified as MSR and $8.3 million and $9.7 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $303.3 million are classified as Other assets.
  Includes $295.8 million classified as Loans, net of unearned income which are offset by $281.7 million classified as Term borrowings.
  Includes $570.3 million classified as Trading securities and $2.8 billion classified as Securities available for sale.
  Maximum loss exposure represents $76.3 million of current receivables and $2.1 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
  A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.

The following table summarizes FHN's nonconsolidated VIEs as of December 31, 2011:

	Maximum	Liability
(Dollars in thousands)	Loss Exposure	Recognized	Classification
Type
Low income housing partnerships (a) (b)	$70,923	$-	Other assets
New market tax credit LLCs (b) (c)	20,932	-	Other assets
Small issuer trust preferred holdings (d)	447,156	-	Loans, net of unearned income
On-balance sheet trust preferred securitization	61,956	52,218	(e)
Proprietary trust preferred issuances (f)	N/A	206,186	Term borrowings
Proprietary and agency residential mortgage securitizations	497,794	-	(g)
Holdings of agency mortgage-backed securities (d)	3,211,442	-	(h)
Short positions in agency mortgage-backed securities (f)	N/A	736	Trading liabilities
Commercial loan troubled debt restructurings (i) (j)	91,600	-	Loans, net of unearned income
Managed discretionary trusts (f)	N/A	N/A	N/A

  Maximum loss exposure represents $70.3 million of current investments and $.6 million of contractual funding commitments. Only the current investment amount is included in Other Assets.
  A liability is not recognized as investments are written down over the life of the related tax credit.
  Maximum loss exposure represents current investment balance. Of the initial investment $15.3 million was funded through loans from community development enterprises.
  Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.
  Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $52.2 million classified as Term borrowings.
  No exposure to loss due to the nature of FHN's involvement.
  Includes $79.4 million and $46.3 million classified as MSR and $11.8 million and $14.3 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $345.9 million are classified as Other assets.
  Includes $443.3 million classified as Trading securities and $2.8 billion classified as Securities available for sale.
  Maximum loss exposure represents $89.9 million of current receivables and $1.7 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
  A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.

Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives [Abstract]
Derivatives Associated With Legacy Mortgage Servicing Activities
The following table summarizes FHN’s derivatives associated with legacy mortgage servicing activities for the years ended December 31, 2012 and 2011:

	December 31, 2012
(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)
Retained Interests Hedging
Hedging Instruments:
Forwards and Futures	$55,000	$-	$26	$9,993
Interest Rate Swaps and Swaptions	$1,712,600	$7,371	$6,350	$5,886
Hedged Items:
Mortgage Servicing Rights	N/A	$111,363	N/A	$(12)
Other Retained Interests	N/A	$17,987	N/A	$1,614

	December 31, 2011
(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)
Retained Interests Hedging
Hedging Instruments:
Forwards and Futures	$3,295,000	$32,709	$614	$35,851
Interest Rate Swaps and Swaptions	$1,781,000	$6,886	$30,582	$29,861
Hedged Items:
Mortgage Servicing Rights	N/A	$140,619	N/A	$(27,474)
Other Retained Interests	N/A	$26,106	N/A	$2,568

Derivatives Associated With Capital Markets Trading Activities
The following table summarizes FHN’s derivatives associated with capital markets trading activities as of December 31, 2012 and 2011:

	December 31, 2012
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$1,447,895	$128,832	$949
Offsetting Upstream Interest Rate Contracts	1,447,895	949	128,832
Forwards and Futures Purchased	1,578,656	323	1,920
Forwards and Futures Sold	2,023,687	1,527	600

	December 31, 2011
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$1,484,514	$119,313	$3,275
Offsetting Upstream Interest Rate Contracts	1,484,514	3,275	119,314
Forwards and Futures Purchased	2,270,093	584	5,458
Forwards and Futures Sold	2,587,568	6,440	1,171

Derivatives Associated With Interest Rate Risk Management Activities
The following tables summarize FHN’s derivatives associated with interest rate risk management activities for the years ended December 31, 2012 and 2011:

	December 31, 2012
(Dollars in thousands)	Notional	Assets	Liabilities		Gains/(Losses)
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$981,264	$55,216	$292		$(14,252)
Offsetting Upstream Interest Rate Contracts (a)	$981,264	$292	$56,416		$15,152
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,604,000	$97,957	$2,667		$(31,565)
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,604,000	(c)	$31,565	(d)

	December 31, 2011
(Dollars in thousands)	Notional	Assets	Liabilities		Gains/(Losses)
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$1,038,500	$69,650	$474		$(3,333)
Offsetting Upstream Interest Rate Contracts (a)	$1,038,500	$474	$71,750		$3,078
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,604,000	$126,968	$-		$29,320
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,604,000	(c)	$(29,320)	(d)

  Gains/losses included in the Other expense section of the Consolidated Statements of Income.
  Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.
  Represents par value of term borrowings being hedged.
  Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Schedule Of Derivative Activities Associated With Trust Preferred Loans
The following tables summarize FHN’s derivative activities associated with held-to-maturity trust preferred loans for the years ended December 31, 2012 and 2011:

	December 31, 2012
(Dollars in thousands)	Notional	Assets		Liabilities	Gains/(Losses)
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$56,750	N/A		$2,042	$6,766
Hedged Items:
Trust Preferred Loans (a)	N/A	$56,750	(b)	N/A	$(6,720)	(c)

	December 31, 2011
(Dollars in thousands)	Notional	Assets		Liabilities	Gains/(Losses)
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$196,250	N/A		$8,809	$8,389
Hedged Items:
Trust Preferred Loans (a)	N/A	$196,250	(b)	N/A	$(8,361)	(c)

  Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.
  Represents principal balance being hedged.
  Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Restructuring, Repositioning, And Efficiency (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring, Repositioning, And Efficiency [Abstract]
Schedule Of Restructuring And Repositioning Liability
Activity in the restructuring and repositioning liability for the years ended December 31, 2012, 2011, and 2010 is presented in the following table, along with other restructuring and repositioning expenses recognized.

	2012		2011		2010
(Dollars in thousands)	Expense	Liability	Expense	Liability	Expense	Liability
Beginning balance	$-	$12,026	$-	$9,108	$-	$15,903
Severance and other employee related costs	22,897	22,897	16,614	16,614	5,638	5,638
Facility consolidation costs	46	46	1,909	1,909	2,348	2,348
Other exit costs, professional fees, and other	111	111	108	108	1,468	1,468
Total accrued	23,054	35,080	18,631	27,739	9,454	25,357
Payments related to:
Severance and other employee related costs		12,138		11,464		8,440
Facility consolidation costs		1,884		2,457		3,939
Other exit costs, professional fees, and other		15		111		1,394
Accrual reversals		1,268		1,681		2,476
Restructuring and repositioning reserve balance		$19,775		$12,026		$9,108

Other restructuring and repositioning expense:
Mortgage banking expense on servicing sales	2,635		-		1,532
(Gains)/losses on divestitures	(865)		(11,361)		-
Impairment of premises and equipment	22		478		4,086
Impairment of intangible assets	-		10,100		3,348
Impairment of other assets	12		-		267
Other	-		9,040		(1,466)
Total other restructuring and repositioning expense	1,804		8,257		7,767
Total restructuring and repositioning charges	$24,858		$26,888		$17,221

Schedule Of Cumulative Costs Associated With Restructuring, Repositioning, And Efficiency Initiatives
FHN began initiatives related to restructuring in second quarter 2007. Consequently, the following table presents cumulative amounts incurred to date through December 31, 2012 for costs associated with FHN’s restructuring, repositioning, and efficiency initiatives:

(Dollars in thousands)	Total Expense
Severance and other employee related costs	$100,693
Facility consolidation costs	40,696
Other exit costs, professional fees, and other	19,165
Other restructuring and repositioning expense:
Loan portfolio divestiture	7,672
Mortgage banking expense on servicing sales	23,810
Net loss on divestitures	282
Impairment of premises and equipment	22,397
Impairment of intangible assets	48,231
Impairment of other assets	40,504
Other	7,574
Total restructuring and repositioning charges incurred to date as of December 31, 2012	$311,024

Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Parent Company Financial Information [Abstract]
Schedule Of Condensed Statements Of Condition
Following are condensed statements of the parent company:

Statements of Condition	Year Ended December 31
(Dollars in thousands)	2012	2011
Assets:
Cash	$20,421	$16,816
Interest-bearing cash	80,000	165,000
Securities available for sale	6,346	6,726
Notes receivable	3,700	3,700
Allowance for loan losses	(1,850)	(3,700)
Investments in subsidiaries:
Bank	3,161,926	3,268,359
Non-bank	17,818	17,476
Other assets	217,934	208,613
Total assets	$3,506,295	$3,682,990
Liabilities and equity:
Other short-term borrowings	$27,200	$28,100
Accrued employee benefits and other liabilities	128,655	121,599
Term borrowings	841,234	848,654
Total liabilities	997,089	998,353
Total equity	2,509,206	2,684,637
Total liabilities and equity	$3,506,295	$3,682,990

Schedule Of Condensed Statements of Income

Statements of Income	Year Ended December 31
(Dollars in thousands)	2012	2011	2010
Dividend income:
Bank	$100,000	$100,000	$300,000
Non-bank	390	907	1,531
Total dividend income	100,390	100,907	301,531
Interest income	329	176	340
Other income	1,050	6,392	1,761
Total income	101,769	107,475	303,632
Provision/(provision credit) for loan losses	(1,850)	2,877	-
Interest expense:
Short-term debt	50	283	290
Term borrowings	24,365	22,626	11,713
Total interest expense	24,415	22,909	12,003
Compensation, employee benefits and other expense	40,286	36,053	33,476
Total expense	62,851	61,839	45,479
Income/(loss) before income taxes	38,918	45,636	258,153
Income tax benefit	(23,653)	(21,127)	(13,078)
Income/(loss) before equity in undistributed net income of subsidiaries	62,571	66,763	271,231
Equity in undistributed net income/(loss) of subsidiaries:
Bank	(90,769)	64,113	(220,800)
Non-bank	439	320	(230)
Net income/(loss) attributable to the controlling interest	$(27,759)	$131,196	$50,201

Schedule Of Condensed Statements Of Cash Flows

Statements of Cash Flows	Year Ended December 31
(Dollars in thousands)	2012	2011	2010
Operating activities:
Net income/(loss)	$(27,759)	$131,196	$50,201
Less undistributed net loss of subsidiaries	(90,330)	64,433	(221,030)
Income/(loss) before undistributed net income of subsidiaries	62,571	66,763	271,231
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	(2,335)	4,396	4,201
Stock-based compensation expense	16,201	12,996	6,797
Net (increase)/decrease in interest receivable and other assets	(14,945)	(12,999)	26,439
Net (decrease)/increase in interest payable and other liabilities	1,599	(7,993)	155
Total adjustments	520	(3,600)	37,592
Net cash provided/(used) by operating activities	63,091	63,163	308,823
Investing activities:
Securities:
Sales and prepayments	512	699	20
Purchases	(180)	(149)	(410)
Premises and equipment:
Purchases	(225)	-	-
Decrease/(increase) in interest-bearing cash	85,000	(52,104)	48,103
Return on investment in subsidiary	-	2,170	49
Net cash provided/(used) by investing activities	85,107	(49,384)	47,762
Financing activities:
Preferred stock:
Repayment of preferred equity - CPP	-	-	(866,540)
Cash dividends	-	-	(47,780)
Common stock:
Repurchase of common stock warrants - CPP	-	(79,700)	-
Exercise of stock options	144	-	93
Proceeds from issuance of common stock	-	-	263,103
Cash dividends	(10,066)	(7,944)	-
Repurchase of shares	(133,757)	(45,111)	(1,345)
Term borrowings:
Proceeds from issuance of term borrowings	-	-	496,345
Repayment of term borrowings	-	(103,093)	-
Increase/(decrease) in short-term borrowings	(900)	23,300	1,000
Repayment of advance from subsidiary	-	(3,700)	-
Other	(14)	(2)	(1)
Net cash (used)/provided by financing activities	(144,593)	(216,250)	(155,125)
Net increase/(decrease) in cash and cash equivalents	3,605	(202,471)	201,460
Cash and cash equivalents at beginning of year	16,816	219,287	17,827
Cash and cash equivalents at end of year	$20,421	$16,816	$219,287
Total interest paid	$23,858	$26,517	$10,966
Total income taxes paid	10,671	4,998	1,713

Summary Of Significant Accounting Policies (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2010 Consolidation Due To Adoption Of ASC 810 [Member]	Jan. 02, 2010 Deconsolidation Due To Adoption Of ASC 810 [Member]	Jan. 02, 2010 Consumer Loans [Member] Consolidation Due To Adoption Of ASC 810 [Member]	Dec. 31, 2012 Foreclosed Properties Acquired In Compliance With HUD Servicing Guidelines [Member]	Dec. 31, 2012 Deposit Bases [Member]	Dec. 31, 2012 Minimum [Member] Building [Member]	Dec. 31, 2012 Minimum [Member] Furniture And Fixtures [Member]	Dec. 31, 2012 Minimum [Member] Non Accruing [Member]	Dec. 31, 2012 Maximum [Member] Building [Member]	Dec. 31, 2012 Maximum [Member] Furniture And Fixtures [Member]
Change In Accounting Estimate [Line Items]
Impaired commercial loans										$ 1,000,000
Useful life of premises and equipment								7 years	3 years		45 years	15 years
Real estate acquired by foreclosure	60,690,000	85,244,000				18,900,000
Intangible assets, amortized period							10 years
Aggregate unpaid principal balance					245,200,000
Secured borrowings			236,300,000
Recognized reduction of undivided profits			10,600,000
Recognition of adjustment to allowance			24,600,000
Recognition of adjustment to allowance, net of taxes			15,600,000
Reduction of loans net of unearned income and term borrowings				$ 30,500,000

Acquisitions And Divestitures (Details) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Mar. 31, 2011 First Horizon Insurance Inc [Member]	Dec. 31, 2011 First Horizon Insurance Inc [Member] number	Dec. 31, 2011 First Horizon Msaver Inc [Member]	Dec. 31, 2011 First Horizon Insurance And Highland Capital Management Corporation [Member]	Dec. 31, 2010 FTN Equity Capital Markets [Member]
Schedule Of Acquisitions And Divestitures [Line Items]
Recognized after-tax gains on sales	$ 9,900,000						$ 5,700,000	$ 4,200,000
Number of states, serves customers by subsidiary						40
Goodwill, Impairment	10,100,000	[1],[2]	3,348,000	[1],[2]	10,100,000				3,300,000
Tax benefits recognized					11,100,000
After tax goodwill impairment									$ 2,000,000

[1]	See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.

Investment Securities (Schedule Of FHN's Available For Sale Securities) (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	$ 2,971,382,000	[1]	$ 2,956,503,000	[2]
Securities available for sale, Gross Unrealized Gains	90,907,000	[1]	109,769,000	[2]
Securities available for sale, Gross Unrealized Losses	(481,000)	[1]	0	[2]
Securities available for sale, Fair Value	3,061,808,000	[1]	3,066,272,000	[2]
Pledged available for sale securities	2,800,000,000		2,700,000,000
Parent Company [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Fair Value	6,346,000		6,726,000
Pledged available for sale securities	600,000,000		800,000,000
Frb [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	66,000,000		66,100,000
U S Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	39,997,000		40,030,000
Securities available for sale, Gross Unrealized Gains	2,000		91,000
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale, Fair Value	39,999,000		40,121,000
Mortgage Backed Securities Issued By U S Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	1,072,425,000		1,334,174,000
Securities available for sale, Gross Unrealized Gains	64,155,000		76,054,000
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale, Fair Value	1,136,580,000		1,410,228,000
Fhlb Cincinnati Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	125,500,000		125,500,000
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	1,623,202,000		1,325,011,000
Securities available for sale, Gross Unrealized Gains	26,490,000		32,932,000
Securities available for sale, Gross Unrealized Losses	(481,000)		0
Securities available for sale, Fair Value	1,649,211,000		1,357,943,000
U S Government Corporations And Agencies Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	3,504,000		15,277,000
Securities available for sale, Gross Unrealized Gains	249,000		674,000
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale, Fair Value	3,753,000		15,951,000
U S States And Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	15,255,000		18,070,000
Securities available for sale, Gross Unrealized Gains	0		0
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale, Fair Value	15,255,000		18,070,000
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	216,489,000	[3]	223,430,000	[4]
Securities available for sale, Gross Unrealized Gains	11,000	[3]	0	[4]
Securities available for sale, Gross Unrealized Losses	0	[3]	0	[4]
Securities available for sale, Fair Value	216,500,000	[3]	223,430,000	[4]
Other Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	510,000		511,000
Securities available for sale, Gross Unrealized Gains	0		18,000
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale, Fair Value	$ 510,000		$ 529,000

[1]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.6 billion was pledged as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.8 billion was pledged as collateral for securities sold under repurchase agreements.
[3]	Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.0 million. The remainder is money market, venture capital, and cost method investments.
[4]	Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.1 million. The remainder is money market, venture capital, and cost method investments.

Investment Securities (Schedule Of Amortized Cost And Fair Value By Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Investments [Line Items]
Within 1 year, Amortized Cost	$ 40,507
After 1 year; within 5 years, Amortized Cost	5,004
After 5 years; within 10 years, Amortized Cost	0
After 10 years, Amortized Cost	13,755
Subtotal, Amortized Cost	59,266
Within 1 year, Fair Value	40,509
After 1 year; within 5 years, Fair Value	5,253
After 5 years; within 10 years, Fair Value	0
After 10 years, Fair Value	13,755
Subtotal, Fair Value	59,517
Securities available for sale, Amortized Cost	2,971,382	[1]	2,956,503	[2]
Securities available for sale, Fair Value	3,061,808	[1]	3,066,272	[2]
Government Agency Issued Mbs And Cmo [Member]
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost	2,695,627
Securities available for sale, Fair Value	2,785,791
Equity Securities Other [Member]
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost	216,489
Securities available for sale, Fair Value	$ 216,500

[1]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.6 billion was pledged as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.8 billion was pledged as collateral for securities sold under repurchase agreements.

Investment Securities (Schedule Of Realized Gross Gains And Losses On Sale From Available For Sale Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Available-for-sale Securities, Gross Realized Gains	$ 5,433		$ 44,787	[1]	$ 15,709	[1]
Gross (losses) on sales of securities	0		(8,623)		(1)
Net gain/(loss) on sales of securities	5,433	[2]	36,164	[2]	15,708	[2]
Venture capital investments	(4,700)	[3]	0		(4,598)	[3]
Net other than temporary impairment ("OTTI") recorded	(40)	[4]	0		(188)	[4]
Total securities gain/ (loss), net	693		36,164		10,922
Sales and prepayments	47,536		495,095		528,767
Visa Class B Shares [Member]
Available-for-sale Securities, Gross Realized Gains			$ 35,100		$ 14,800

[1]	2011 and 2010 include $35.1 million and $14.8 million, respectively, related to sale of Visa Class B shares.
[2]	Proceeds from sales during the 2012, 2011 and 2010 were $47.5 million, $495.1 million and $528.8 million respectively.
[3]	Generally includes write-offs and /or unrealized fair value adjustments related to venture capital investments.
[4]	OTTI recorded in 2012 and 2010 is related to equity securities.

Investment Securities (Schedule Of Investments Within The Available For Sale Portfolio That Had Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	$ 145,435
Less than 12 months, Unrealized Losses	(481)
12 months or longer, Fair Value	0
12 months or longer, Unrealized Losses	0
Total Fair Value	145,435
Total Unrealized Losses	(481)
Collateralized Mortgage Obligations [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	145,435
Less than 12 months, Unrealized Losses	(481)
12 months or longer, Fair Value	0
12 months or longer, Unrealized Losses	0
Total Fair Value	145,435
Total Unrealized Losses	$ (481)

Loans (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings loans		$ 372,400,000		$ 284,200,000
Allowance for loan losses		276,963,000	[1],[2]	384,351,000	[1],[2]	664,799,000	[1],[2]	896,914,000
Average balance of impaired loans		487,183,000		551,303,000
Interest income recognized on impaired loan		6,998,000		6,543,000
Provision for loan losses		78,000,000		44,000,000		270,000,000
Charge-offs		225,010,000		377,268,000		576,541,000
Unpaid Principal Balance After Partial ChargeOffs And Locom	126,000,000
Discharged Bankruptcy Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses		23,000,000
Charge-offs		33,000,000
Percentage Of Current Nonperforming Loans		80.00%
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		24,928,000	[2]	26,194,000	[2]	65,009,000	[2]	123,896,000
TDRS Maturities		40 years
Provision for loan losses		9,314,000	[3]	31,028,000		2,096,000
Charge-offs		13,604,000	[4]	75,218,000	[5]	71,113,000
Permanent Mortgage Portfolio Segment [Member] | Nonperforming Loan Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses	29,800,000
Charge-offs	40,200,000
Unpaid Principal Balance Of Loans Sold	188,000,000
Unpaid Principal Balance After Partial ChargeOffs And Locom	126,000,000
Loans Held For Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings loans		178,200,000		98,000,000
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		39.00%
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		32.00%
Allowance for loan losses		128,949,000	[1]	165,077,000	[1]	192,350,000	[1]	215,088,000
TDRS Maturities		30 years
Provision for loan losses		94,020,000	[3]	121,630,000		178,125,000
Charge-offs		147,918,000	[4]	164,922,000		233,269,000
Bank Related And Trup S [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of commercial loan portfolio		6.00%
Concentration risk, percentage		3.00%
Commercial loans		600,000,000
Modified Loans Classified As Tdr [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		58,900,000		52,700,000
Ratio of the allowance for loan losses to loans		16.00%		19.00%
Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of commercial loan portfolio		21.00%
Concentration risk, percentage		11.00%
Commercial loans		1,800,000,000
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average balance of impaired loans		244,761,000		370,496,000
Interest income recognized on impaired loan		1,415,000		2,678,000
Loans pledged to secure potential borrowings from Federal Reserve Bank		5,000,000,000
Commercial Portfolio Segment [Member] | Nonperforming Loan Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses	6,000,000
Charge-offs	7,300,000
Unpaid Principal Balance Of Loans Sold	32,000,000
Unpaid Principal Balance After Partial ChargeOffs And Locom	23,000,000
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		6,898,000		7,081,000		12,886,000		75,557,000
Provision for loan losses		9,239,000		9,631,000		(22,337,000)
Charge-offs		12,624,000		19,253,000		47,564,000
Credit Card Portfolio Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit card workout program, granted rate reduction		0.00%
Credit card workout program, term extension		5 years
Heloc, Real Estate Installment And Permanent Mortgage Classes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer TDR, reduction of interest rate by increment, basis points		25.00%
Modified interest rate time period		5 years
Restricted Consumer Real Estate Loans And Secured Borrowings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		13,300,000		25,700,000		42,100,000
Restricted Permanent Mortgage Real Estate Loans And Secured Borrowings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		800,000		6,100,000		5,400,000
Maximum [Member] | Commercial Loan P D Grade Sixteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		16
Maximum [Member] | Commercial Loan L G D Grade Twelve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		12
Maximum [Member] | Bank Related And Trup S [Member] | Commercial Loan P D Grade Thirteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		13
Maximum [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Forbearance agreements time period		6 months
Maximum [Member] | Credit Card Portfolio Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period		1 year
Minimum [Member] | Commercial Loan P D Grade One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		1
Minimum [Member] | Commercial Loan P D Grade Thirteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans		500,000
Minimum [Member] | Commercial Loan L G D Grade One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		1
Minimum [Member] | Non Accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired commercial loans		$ 1,000,000
Minimum [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Forbearance agreements time period		3 months
Minimum [Member] | Credit Card Portfolio Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period		6 months
Minimum [Member] | Heloc, Real Estate Installment And Permanent Mortgage Classes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate		1.00%
PD Grade | Commercial Loan P D Grade Twelve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		12
PD Grade | Commercial Loan P D Grade Thirteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		13
PD Grade | Commercial Loan P D Grade Fourteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		14
PD Grade | Commercial Loan P D Grade Fifteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		15
PD Grade | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Time period of default probability		1 year

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	2012 includes approximately $23 million of loan loss provision related to discharged bankruptcies.
[4]	2012 includes approximately $33 million of charge-offs associated with discharged bankruptcies, largely included in the consumer real estate portfolio segment.
[5]	2011 includes $40.2 million of charge-offs associated with loan sales, a majority of which were nonperforming permanent mortgages.

Loans (Schedule Of Loans By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,708,582	[1],[2]	$ 16,397,127	[1],[2]	$ 16,782,572	[1],[2]
Allowance for loan losses	276,963	[1],[2]	384,351	[1],[2]	664,799	[1],[2]	896,914
Total net loans	16,431,619		16,012,776
Commercial Financial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	8,796,956		8,014,927
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	5,688,703		5,891,546
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	765,583	[3]	828,193	[4]
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	289,105		284,051
Commercial Portfolio Segment [Member] | Commercial Financial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	8,796,956		8,014,927
Commercial Portfolio Segment [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	1,109,930		1,257,497
Commercial Portfolio Segment [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	58,305		120,913
Retail [Member] | Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	5,286,279		5,291,364
Retail [Member] | Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	752,412		787,597
Retail [Member] | Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	289,105		284,051
Retail [Member] | Restricted Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	415,595	[5]	640,778	[5]
Restricted Consumer Real Estate Loans And Secured Borrowings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	402,400		600,200		701,800
Allowance for loan losses	13,300		25,700		42,100
Restricted Permanent Mortgage Real Estate Loans And Secured Borrowings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	13,200		40,600		55,700
Allowance for loan losses	$ 800		$ 6,100		$ 5,400

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	Includes restricted real estate loans and secured borrowings.
[4]	Includes restricted real estate loans and secured borrowings
[5]	Balances as of December 31, 2012 and 2011,include $402.4 million and $600.2 million of consumer real estate loans and $13.2 million and $40.6 million of permanent mortgage loans, respectively.

Loans (Rollforward Of The Allowance For Loan Losses By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended																									3 Months Ended	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Discharged Bankrupcy Loans [Member]	Dec. 31, 2012 Commercial Financial And Industrial [Member]	Dec. 31, 2011 Commercial Financial And Industrial [Member]	Dec. 31, 2010 Commercial Financial And Industrial [Member]	Dec. 31, 2012 Commercial Real Estate Portfolio Segment [Member]	Dec. 31, 2011 Commercial Real Estate Portfolio Segment [Member]	Dec. 31, 2010 Commercial Real Estate Portfolio Segment [Member]	Dec. 31, 2012 Consumer Real Estate Portfolio Segment [Member]		Dec. 31, 2011 Consumer Real Estate Portfolio Segment [Member]		Dec. 31, 2010 Consumer Real Estate Portfolio Segment [Member]		Dec. 31, 2012 Permanent Mortgage Portfolio Segment [Member]		Dec. 31, 2011 Permanent Mortgage Portfolio Segment [Member]		Dec. 31, 2010 Permanent Mortgage Portfolio Segment [Member]		Sep. 30, 2011 Permanent Mortgage Portfolio Segment [Member] Nonperforming Loan Sale [Member]	Dec. 31, 2012 Credit Card And Other Portfolio Segment [Member]	Dec. 31, 2011 Credit Card And Other Portfolio Segment [Member]	Dec. 31, 2010 Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 384,351	[1],[2]	$ 664,799	[1],[2]	$ 896,914			$ 130,413	$ 239,469	$ 276,648	$ 55,586	$ 155,085	$ 205,725	$ 165,077	[1]	$ 192,350	[1]	$ 215,088		$ 26,194	[2]	$ 65,009	[2]	$ 123,896			$ 7,081	$ 12,886	$ 75,557
Adjustment Due To Amendments Of Asc 810					24,578					0			0					16,106						8,472					0
Charge-offs	(225,010)		(377,268)		(576,541)		33,000	(30,887)	(76,728)	(97,272)	(19,977)	(41,147)	(127,323)	(147,918)	[3]	(164,922)		(233,269)		(13,604)	[3]	(75,218)	[4]	(71,113)		(40,200)	(12,624)	(19,253)	(47,564)
Recoveries	39,622		52,820		49,848			11,151	16,562	11,630	4,475	11,047	13,030	17,770		16,019		16,300		3,024		5,375		1,658			3,202	3,817	7,230
Provision for loan losses	78,000		44,000		270,000		23,000	(14,486)	(48,890)	48,463	(20,087)	(69,399)	63,653	94,020	[5]	121,630		178,125		9,314	[5]	31,028		2,096		29,800	9,239	9,631	(22,337)
Ending Balance	276,963	[1],[2]	384,351	[1],[2]	664,799	[1],[2]		96,191	130,413	239,469	19,997	55,586	155,085	128,949	[1]	165,077	[1]	192,350	[1]	24,928	[2]	26,194	[2]	65,009	[2]		6,898	7,081	12,886
Allowance - individually evaluated for impairment	75,160		88,141		115,358			17,799	28,973	61,327	156	8,214	17,395	35,289		44,606		19,691		21,713		6,015		16,678			203	333	267
Allowance - collectively evaluated for impairment	201,803		296,210		549,441			78,392	101,440	178,142	19,841	47,372	137,690	93,660		120,471		172,659		3,215		20,179		48,331			6,695	6,748	12,619
Loans, net of unearned income	16,708,582	[1],[2]	16,397,127	[1],[2]	16,782,572	[1],[2]		8,796,956	8,014,927	7,338,155	1,168,235	1,378,410	1,670,524	5,688,703	[1]	5,891,546	[1]	6,319,412	[1]	765,583	[2]	828,193	[2]	1,142,557	[2]		289,105	284,051	311,924
Individually evaluated for impairment	469,278		473,844		617,524			123,636	164,217	208,077	49,517	115,319	242,143	160,000		112,231		67,350		135,307		80,960		99,190			818	1,117	764
Collectively evaluated for impairment	$ 16,239,304		$ 15,923,283		$ 16,165,048			$ 8,673,320	$ 7,850,710	$ 7,130,078	$ 1,118,718	$ 1,263,091	$ 1,428,381	$ 5,528,703		$ 5,779,315		$ 6,252,062		$ 630,276		$ 747,233		$ 1,043,367			$ 288,287	$ 282,934	$ 311,160

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	2012 includes approximately $33 million of charge-offs associated with discharged bankruptcies, largely included in the consumer real estate portfolio segment.
[4]	2011 includes $40.2 million of charge-offs associated with loan sales, a majority of which were nonperforming permanent mortgages.
[5]	2012 includes approximately $23 million of loan loss provision related to discharged bankruptcies.

Loans (Information By Class Related To Individually Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	$ 473,956		$ 479,751
Unpaid Principal Balance	531,553		577,358
Related Allowance	75,160		88,141
Average Recorded Investment	487,183		551,303
Interest Income Recognized	6,998		6,543
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	177,831		285,443
Unpaid Principal Balance	215,287		383,050
Related Allowance	17,955		37,187
Average Recorded Investment	244,761		370,496
Interest Income Recognized	1,415		2,678
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	296,125		194,308
Unpaid Principal Balance	316,266		194,308
Related Allowance	57,205		50,954
Average Recorded Investment	242,422		180,807
Interest Income Recognized	5,583		3,865
Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	132,752		213,924
Unpaid Principal Balance	170,208		305,197
Related Allowance	0		0
Average Recorded Investment	181,307		225,540
Interest Income Recognized	1,261		2,427
Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	42,276
Unpaid Principal Balance	62,417
Related Allowance	0
Average Recorded Investment	9,763
Interest Income Recognized	0
Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	45,079		71,519
Unpaid Principal Balance	45,079		77,853
Related Allowance	17,955		37,187
Average Recorded Investment	63,454		144,956
Interest Income Recognized	154		251
Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	253,849		194,308
Unpaid Principal Balance	253,849		194,308
Related Allowance	57,205		50,954
Average Recorded Investment	232,659		180,807
Interest Income Recognized	5,583		3,865
General C I [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	60,313		74,981
Unpaid Principal Balance	78,287		95,468
Related Allowance	0		0
Average Recorded Investment	63,145		58,423
Interest Income Recognized	669		1,099
General C I [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	10,301		14,444
Unpaid Principal Balance	10,301		20,778
Related Allowance	1,991		5,148
Average Recorded Investment	16,182		63,992
Interest Income Recognized	100		210
T R U Ps [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	24,000		47,000
Unpaid Principal Balance	24,000		47,000
Related Allowance	0		0
Average Recorded Investment	43,848		37,500
Interest Income Recognized	0		0
T R U Ps [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	33,700		33,700
Unpaid Principal Balance	33,700		33,700
Related Allowance	15,808		23,825
Average Recorded Investment	33,700		31,850
Interest Income Recognized	0		0
Income C R E [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	33,800		67,653
Unpaid Principal Balance	45,876		122,183
Related Allowance	0		0
Average Recorded Investment	52,812		87,771
Interest Income Recognized	324		821
Income C R E [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	1,078		2,222
Unpaid Principal Balance	1,078		2,222
Related Allowance	156		243
Average Recorded Investment	1,699		18,381
Interest Income Recognized	54		41
Residential C R E [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	14,639		24,290
Unpaid Principal Balance	22,045		40,546
Related Allowance	0		0
Average Recorded Investment	21,502		41,846
Interest Income Recognized	268		507
Residential C R E [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	0		21,153
Unpaid Principal Balance	0		21,153
Related Allowance	0		7,971
Average Recorded Investment	11,873		30,733
Interest Income Recognized	0		0
Home Equity [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	20,338	[1]
Unpaid Principal Balance	37,884
Related Allowance	0
Average Recorded Investment	4,214
Interest Income Recognized	0
Home Equity [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	59,650		49,919
Unpaid Principal Balance	59,650		49,919
Related Allowance	15,372		21,548
Average Recorded Investment	55,348		37,647
Interest Income Recognized	1,597		891
R E Installment Loans [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	10,322	[1]
Unpaid Principal Balance	12,917
Related Allowance	0
Average Recorded Investment	2,401
Interest Income Recognized	0
R E Installment Loans [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	69,690		62,312
Unpaid Principal Balance	69,690		62,312
Related Allowance	19,917		23,058
Average Recorded Investment	67,409		53,356
Interest Income Recognized	1,136		860
Permanent Mortgage Portfolio Segment [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	11,616	[1]
Unpaid Principal Balance	11,616
Related Allowance	0
Average Recorded Investment	3,148
Interest Income Recognized	0
Permanent Mortgage Portfolio Segment [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	123,691		80,960
Unpaid Principal Balance	123,691		80,960
Related Allowance	21,713		6,015
Average Recorded Investment	108,942		88,863
Interest Income Recognized	2,818		2,066
Credit Card Other [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	818		1,117
Unpaid Principal Balance	818		1,117
Related Allowance	203		333
Average Recorded Investment	960		941
Interest Income Recognized	$ 32		$ 48

[1]	All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

Loans (Balances Of Commercial Loan Portfolio Classes, Disaggregated By PD Grade) (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 276,963,000	[1],[2]	$ 384,351,000	[1],[2]	$ 664,799,000	[1],[2]	$ 896,914,000
Total loans collectively evaluated for impairment	16,239,304,000		15,923,283,000		16,165,048,000
Total loans individually evaluated for impairment	469,278,000		473,844,000		617,524,000
Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	1,800,000,000
T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOCOM valuation allowance	34,200,000		34,200,000
Highest internal grade	13
Commercial Loan P D Grade One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	223,753,000		171,599,000
Percent of Total	2.00%		2.00%
Commercial Loan P D Grade One [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	223,753,000		171,599,000
Commercial Loan P D Grade One [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade One [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade One [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade One [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade One [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	68,000		17,000
Commercial Loan P D Grade Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	141,034,000		158,574,000
Percent of Total	1.00%		2.00%
Commercial Loan P D Grade Two [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	138,496,000		155,954,000
Commercial Loan P D Grade Two [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Two [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Two [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	2,538,000		2,620,000
Commercial Loan P D Grade Two [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Two [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	94,000		37,000
Commercial Loan P D Grade Three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	188,911,000		181,289,000
Percent of Total	2.00%		2.00%
Commercial Loan P D Grade Three [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	182,611,000		161,802,000
Commercial Loan P D Grade Three [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Three [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Three [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	6,300,000		19,487,000
Commercial Loan P D Grade Three [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Three [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	113,000		143,000
Commercial Loan P D Grade Four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	277,715,000		227,765,000
Percent of Total	3.00%		2.00%
Commercial Loan P D Grade Four [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	272,054,000		220,874,000
Commercial Loan P D Grade Four [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Four [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Four [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	5,640,000		6,796,000
Commercial Loan P D Grade Four [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	21,000		95,000
Commercial Loan P D Grade Four [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	325,000		507,000
Commercial Loan P D Grade Five [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	687,987,000		410,234,000
Percent of Total	7.00%		4.00%
Commercial Loan P D Grade Five [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	636,316,000		384,731,000
Commercial Loan P D Grade Five [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Five [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Five [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	51,342,000		25,383,000
Commercial Loan P D Grade Five [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	329,000		120,000
Commercial Loan P D Grade Five [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,712,000		1,290,000
Commercial Loan P D Grade Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,219,145,000		1,168,719,000
Percent of Total	12.00%		12.00%
Commercial Loan P D Grade Six [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	904,504,000		892,790,000
Commercial Loan P D Grade Six [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	135,403,000		156,599,000
Commercial Loan P D Grade Six [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Six [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	172,890,000		115,155,000
Commercial Loan P D Grade Six [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	6,348,000		4,175,000
Commercial Loan P D Grade Six [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	3,736,000		5,388,000
Commercial Loan P D Grade Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,698,799,000		1,736,359,000
Percent of Total	17.00%		19.00%
Commercial Loan P D Grade Seven [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,033,442,000		892,122,000
Commercial Loan P D Grade Seven [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	500,936,000		663,592,000
Commercial Loan P D Grade Seven [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Seven [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	162,352,000		174,938,000
Commercial Loan P D Grade Seven [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	2,069,000		5,707,000
Commercial Loan P D Grade Seven [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	4,379,000		9,394,000
Commercial Loan P D Grade Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,921,843,000		1,514,483,000
Percent of Total	20.00%		16.00%
Commercial Loan P D Grade Eight [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,022,304,000		978,387,000
Commercial Loan P D Grade Eight [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	720,352,000		391,075,000
Commercial Loan P D Grade Eight [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Eight [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	178,995,000		144,159,000
Commercial Loan P D Grade Eight [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	192,000		862,000
Commercial Loan P D Grade Eight [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	7,899,000		14,506,000
Commercial Loan P D Grade Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,128,641,000		944,659,000
Percent of Total	11.00%		10.00%
Commercial Loan P D Grade Nine [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	586,753,000		634,339,000
Commercial Loan P D Grade Nine [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	386,751,000		155,152,000
Commercial Loan P D Grade Nine [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Nine [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	154,323,000		152,338,000
Commercial Loan P D Grade Nine [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	814,000		2,830,000
Commercial Loan P D Grade Nine [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	10,231,000		14,599,000
Commercial Loan P D Grade Ten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	678,336,000		613,476,000
Percent of Total	7.00%		7.00%
Commercial Loan P D Grade Ten [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	479,752,000		476,705,000
Commercial Loan P D Grade Ten [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	80,543,000		27,282,000
Commercial Loan P D Grade Ten [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Ten [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	116,512,000		108,205,000
Commercial Loan P D Grade Ten [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,529,000		1,284,000
Commercial Loan P D Grade Ten [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	8,938,000		10,925,000
Commercial Loan P D Grade Eleven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	528,751,000		556,756,000
Percent of Total	5.00%		6.00%
Commercial Loan P D Grade Eleven [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	468,761,000		432,244,000
Commercial Loan P D Grade Eleven [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Eleven [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Eleven [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	58,432,000		122,898,000
Commercial Loan P D Grade Eleven [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,558,000		1,614,000
Commercial Loan P D Grade Eleven [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	10,457,000		13,763,000
Commercial Loan P D Grade Twelve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	190,420,000		176,502,000
Percent of Total	2.00%		2.00%
Commercial Loan P D Grade Twelve [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	168,556,000		157,120,000
Commercial Loan P D Grade Twelve [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Twelve [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Twelve [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	21,674,000		15,012,000
Commercial Loan P D Grade Twelve [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	190,000		4,370,000
Commercial Loan P D Grade Twelve [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	3,337,000		5,330,000
Commercial Loan P D Grade Thirteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	526,627,000		680,871,000
Percent of Total	5.00%		7.00%
Commercial Loan P D Grade Thirteen [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	124,950,000		264,109,000
Commercial Loan P D Grade Thirteen [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Thirteen [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	338,177,000	[3]	334,099,000	[3]
Commercial Loan P D Grade Thirteen [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	50,353,000		75,226,000
Commercial Loan P D Grade Thirteen [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	13,147,000		7,437,000
Commercial Loan P D Grade Thirteen [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	9,814,000		15,331,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	380,076,000		572,515,000
Percent of Total	4.00%		6.00%
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	248,026,000		295,563,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	362,000		491,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	20,518,000	[3]	4,081,000	[3]
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	93,701,000		225,405,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	17,469,000		46,975,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	37,130,000		57,582,000
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percent of Total	100.00%		100.00%
Total commercial loans	9,965,191,000		9,393,337,000
Commercial Loan [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	6,490,278,000		6,118,339,000
Total loans individually evaluated for impairment	70,614,000		89,424,000
Total commercial loans	6,560,892,000		6,207,763,000
Commercial Loan [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	1,824,347,000		1,394,191,000
Total loans individually evaluated for impairment	0		0
Total commercial loans	1,824,347,000		1,394,191,000
Commercial Loan [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	358,695,000	[3]	338,180,000	[3]
Total loans individually evaluated for impairment	53,022,000	[3]	74,793,000	[3]
Total commercial loans	411,717,000	[3]	412,973,000	[3]
Commercial Loan [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	1,075,052,000		1,187,622,000
Total loans individually evaluated for impairment	34,878,000		69,875,000
Total commercial loans	1,109,930,000		1,257,497,000
Commercial Loan [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	43,666,000		75,469,000
Total loans individually evaluated for impairment	14,639,000		45,444,000
Total commercial loans	58,305,000		120,913,000
Commercial Loan [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	116,188,000		185,999,000
Collectively Evaluated For Impairment [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percent of Total	98.00%		97.00%
Total commercial loans	9,792,038,000		9,113,801,000
Collectively Evaluated For Impairment [Member] | Commercial Loan [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	98,233,000		148,812,000
Individually Evaluated For Impairment [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percent of Total	2.00%		3.00%
Total commercial loans	173,153,000		279,536,000
Individually Evaluated For Impairment [Member] | Commercial Loan [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	$ 17,955,000		$ 37,187,000

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	Balances as of December 31, 2012 and 2011, presented net of $34.2 million in LOCOM. Based on the underlying structure of the notes, the highest possible internal grade is "13".

Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The HELOC) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,708,582	[1],[2]	$ 16,397,127	[1],[2]	$ 16,782,572	[1],[2]
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Avg orig FICO	741		740
Avg Refreshed FICO	730		731
Loans, net of unearned income	3,226,691	[3]	3,690,035	[3]
Home Equity [Member] | Origination Vintage Period Pre2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	121,429		182,448
Avg orig FICO	716		723
Avg Refreshed FICO	708		719
Home Equity [Member] | Origination Vintage Period 2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	224,840		273,277
Avg orig FICO	733		733
Avg Refreshed FICO	724		726
Home Equity [Member] | Origination Vintage Period 2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	492,482		588,016
Avg orig FICO	727		728
Avg Refreshed FICO	718		720
Home Equity [Member] | Origination Vintage Period 2005 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	616,956		731,689
Avg orig FICO	734		734
Avg Refreshed FICO	719		722
Home Equity [Member] | Origination Vintage Period 2006 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	455,425		543,944
Avg orig FICO	741		741
Avg Refreshed FICO	727		726
Home Equity [Member] | Origination Vintage Period 2007 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	480,057		565,192
Avg orig FICO	745		746
Avg Refreshed FICO	728		732
Home Equity [Member] | Origination Vintage Period 2008 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	259,298		293,168
Avg orig FICO	755		755
Avg Refreshed FICO	748		749
Home Equity [Member] | Origination Vintage Period 2009 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	142,069		179,120
Avg orig FICO	752		754
Avg Refreshed FICO	747		755
Home Equity [Member] | Origination Vintage Period 2010 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	141,286		174,151
Avg orig FICO	754		755
Avg Refreshed FICO	751		757
Home Equity [Member] | Origination Vintage Period 2011 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	137,966		159,030
Avg orig FICO	760		760
Avg Refreshed FICO	758		758
Home Equity [Member] | Origination Vintage Period 2012 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	$ 154,883
Avg orig FICO	761
Avg Refreshed FICO	759

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	Balances as of December 31, 2012 and 2011 include $402.4 million and $600.2 million of restricted loan and secured borrowing balances, respectively

Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The Real Estate Installment Loans) (Details) (Real Estate Installment Class [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012 number	Dec. 31, 2011 number
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	$ 2,462,012	$ 2,201,511
Avg orig FICO	743	734
Avg Refreshed FICO	738	729
Origination Vintage Period Pre2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	36,982	56,306
Avg orig FICO	686	689
Avg Refreshed FICO	684	687
Origination Vintage Period 2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	111,571	162,598
Avg orig FICO	720	722
Avg Refreshed FICO	728	732
Origination Vintage Period 2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	72,280	97,313
Avg orig FICO	705	710
Avg Refreshed FICO	705	708
Origination Vintage Period 2005 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	209,290	271,551
Avg orig FICO	718	720
Avg Refreshed FICO	712	714
Origination Vintage Period 2006 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	224,722	295,365
Avg orig FICO	718	721
Avg Refreshed FICO	704	706
Origination Vintage Period 2007 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	317,846	415,471
Avg orig FICO	727	730
Avg Refreshed FICO	711	714
Origination Vintage Period 2008 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	113,279	152,820
Avg orig FICO	727	734
Avg Refreshed FICO	722	729
Origination Vintage Period 2009 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	59,800	93,583
Avg orig FICO	746	751
Avg Refreshed FICO	743	751
Origination Vintage Period 2010 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	153,172	195,772
Avg orig FICO	746	747
Avg Refreshed FICO	753	753
Origination Vintage Period 2011 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	409,574	460,732
Avg orig FICO	760	760
Avg Refreshed FICO	762	759
Origination Vintage Period 2012 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	$ 753,496
Avg orig FICO	764
Avg Refreshed FICO	761

Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For Permanent Mortgage Classes Of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,708,582	[1],[2]	$ 16,397,127	[1],[2]	$ 16,782,572	[1],[2]
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	765,583	[3]	828,193	[3]
Avg orig FICO	732		734
Avg Refreshed FICO	711		717
Loans, net of unearned income	765,583	[4]	828,193	[5]
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period Pre2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	200,999	[6]	166,104
Avg orig FICO	725		726
Avg Refreshed FICO	728		739
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	29,948		32,350
Avg orig FICO	714		719
Avg Refreshed FICO	691		690
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2005 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	49,055		60,966
Avg orig FICO	740		740
Avg Refreshed FICO	713		733
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2006 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	92,863		112,158
Avg orig FICO	733		735
Avg Refreshed FICO	713		710
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2007 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	267,367		306,776
Avg orig FICO	734		734
Avg Refreshed FICO	711		706
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2008 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	125,351		149,839
Avg orig FICO	741		742
Avg Refreshed FICO	712		718
Restricted Permanent Mortgage Real Estate Loans And Secured Borrowings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 13,200		$ 40,600		$ 55,700

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	Balances as of December 31, 2012 and 2011 include $13.2 million and $40.6 million of restricted loans and secured borrowing balances, respectively.
[4]	Includes restricted real estate loans and secured borrowings.
[5]	Includes restricted real estate loans and secured borrowings
[6]	Increase in 2012 balance within the 2003 vintage reflected the impact of clean-up calls exercised by FHN during 2012.

Loans (Accruing Delinquency Amounts For Credit Card And Other Portfolio Classes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Credit Card Portfolio Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 days past due	$ 1,731	$ 1,868
90+ days past due	1,707	1,422
Total	3,438	3,290
Other Consumer Loans Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 days past due	626	405
90+ days past due	126	80
Total	$ 752	$ 485

Loans (Accruing And Non-Accruing Loans By Class) (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,708,582,000	[1],[2]	$ 16,397,127,000	[1],[2]	$ 16,782,572,000	[1],[2]
T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOCOM valuation allowance	34,200,000		34,200,000
Commercial Financial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	8,796,956,000		8,014,927,000
Commercial Financial And Industrial [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	6,560,892,000		6,207,763,000
Commercial Financial And Industrial [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	1,824,347,000		1,394,191,000
Commercial Financial And Industrial [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	411,717,000	[3]	412,973,000	[3]
LOCOM valuation allowance	34,200,000		34,200,000
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	5,688,703,000		5,891,546,000
Consumer Real Estate Portfolio Segment [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	3,226,691,000	[4]	3,690,035,000	[5]
Consumer Real Estate Portfolio Segment [Member] | R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	2,462,012,000		2,201,511,000
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	1,168,235,000		1,378,410,000
Commercial Real Estate Portfolio Segment [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	1,109,930,000		1,257,497,000
Commercial Real Estate Portfolio Segment [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	58,305,000		120,913,000
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	765,583,000	[4]	828,193,000	[5]
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	289,105,000		284,051,000
Credit Card And Other Portfolio Segment [Member] | Credit Card Portfolio Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	182,609,000		191,992,000
Credit Card And Other Portfolio Segment [Member] | Other Consumer Loans Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	106,496,000		92,059,000
Accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	16,318,405,000		15,880,438,000
30-89 Days Past Due	80,893,000		110,813,000
90+ Days Past Due	42,250,000		51,776,000
Total Accruing	16,441,548,000		16,043,027,000
Accruing [Member] | Commercial Financial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	8,654,936,000		7,840,848,000
30-89 Days Past Due	18,998,000		11,616,000
90+ Days Past Due	422,000		234,000
Total Accruing	8,674,356,000		7,852,698,000
Accruing [Member] | Commercial Financial And Industrial [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	6,473,770,000		6,109,008,000
30-89 Days Past Due	17,484,000		11,576,000
90+ Days Past Due	422,000		234,000
Total Accruing	6,491,676,000		6,120,818,000
Accruing [Member] | Commercial Financial And Industrial [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,822,471,000		1,393,660,000
30-89 Days Past Due	1,514,000		40,000
90+ Days Past Due	0		0
Total Accruing	1,823,985,000		1,393,700,000
Accruing [Member] | Commercial Financial And Industrial [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	358,695,000	[3]	338,180,000	[3]
30-89 Days Past Due	0	[3]	0	[3]
90+ Days Past Due	0	[3]	0	[3]
Total Accruing	358,695,000	[3]	338,180,000	[3]
Accruing [Member] | Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	5,546,697,000		5,744,107,000
30-89 Days Past Due	47,158,000		71,038,000
90+ Days Past Due	30,403,000		37,625,000
Total Accruing	5,624,258,000		5,852,770,000
Accruing [Member] | Consumer Real Estate Portfolio Segment [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	3,137,361,000	[4]	3,598,926,000	[5]
30-89 Days Past Due	29,704,000	[4]	44,728,000	[5]
90+ Days Past Due	21,446,000	[4]	25,978,000	[5]
Total Accruing	3,188,511,000	[4]	3,669,632,000	[5]
Accruing [Member] | Consumer Real Estate Portfolio Segment [Member] | R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	2,409,336,000		2,145,181,000
30-89 Days Past Due	17,454,000		26,310,000
90+ Days Past Due	8,957,000		11,647,000
Total Accruing	2,435,747,000		2,183,138,000
Accruing [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,118,130,000		1,252,960,000
30-89 Days Past Due	4,535,000		10,485,000
90+ Days Past Due	0		0
Total Accruing	1,122,665,000		1,263,445,000
Accruing [Member] | Commercial Real Estate Portfolio Segment [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,072,436,000		1,178,708,000
30-89 Days Past Due	4,535,000		9,610,000
90+ Days Past Due	0		0
Total Accruing	1,076,971,000		1,188,318,000
Accruing [Member] | Commercial Real Estate Portfolio Segment [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	45,694,000		74,252,000
30-89 Days Past Due	0		875,000
90+ Days Past Due	0		0
Total Accruing	45,694,000		75,127,000
Accruing [Member] | Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	715,425,000	[4]	764,388,000	[5]
30-89 Days Past Due	7,845,000	[4]	15,401,000	[5]
90+ Days Past Due	9,592,000	[4]	12,415,000	[5]
Total Accruing	732,862,000	[4]	792,204,000	[5]
Accruing [Member] | Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	283,217,000		278,135,000
30-89 Days Past Due	2,357,000		2,273,000
90+ Days Past Due	1,833,000		1,502,000
Total Accruing	287,407,000		281,910,000
Accruing [Member] | Credit Card And Other Portfolio Segment [Member] | Credit Card Portfolio Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	179,171,000		188,702,000
30-89 Days Past Due	1,731,000		1,868,000
90+ Days Past Due	1,707,000		1,422,000
Total Accruing	182,609,000		191,992,000
Accruing [Member] | Credit Card And Other Portfolio Segment [Member] | Other Consumer Loans Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	104,046,000		89,433,000
30-89 Days Past Due	626,000		405,000
90+ Days Past Due	126,000		80,000
Total Accruing	104,798,000		89,918,000
Non Accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	94,070,000		125,115,000
30-89 Days Past Due	11,750,000		25,201,000
90+ Days Past Due	161,214,000		203,784,000
Total Non-Accruing	267,034,000	[6]	354,100,000
Non Accruing [Member] | Commercial Financial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	28,553,000		42,396,000
30-89 Days Past Due	3,631,000		12,938,000
90+ Days Past Due	90,416,000		106,895,000
Total Non-Accruing	122,600,000		162,229,000
Non Accruing [Member] | Commercial Financial And Industrial [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	28,553,000		42,396,000
30-89 Days Past Due	3,631,000		12,938,000
90+ Days Past Due	37,032,000		31,611,000
Total Non-Accruing	69,216,000		86,945,000
Non Accruing [Member] | Commercial Financial And Industrial [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
30-89 Days Past Due	0		0
90+ Days Past Due	362,000		491,000
Total Non-Accruing	362,000		491,000
Non Accruing [Member] | Commercial Financial And Industrial [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0	[3]	0	[3]
30-89 Days Past Due	0	[3]	0	[3]
90+ Days Past Due	53,022,000	[3]	74,793,000	[3]
Total Non-Accruing	53,022,000	[3]	74,793,000	[3]
Non Accruing [Member] | Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	42,526,000		22,227,000
30-89 Days Past Due	4,657,000		2,437,000
90+ Days Past Due	17,262,000		14,112,000
Total Non-Accruing	64,445,000		38,776,000
Discharged Bankruptcy Loan	30,700,000
Non Accruing [Member] | Consumer Real Estate Portfolio Segment [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	25,254,000	[4]	10,446,000	[5]
30-89 Days Past Due	2,263,000	[4]	1,079,000	[5]
90+ Days Past Due	10,663,000	[4]	8,878,000	[5]
Total Non-Accruing	38,180,000	[4]	20,403,000	[5]
Non Accruing [Member] | Consumer Real Estate Portfolio Segment [Member] | R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	17,272,000		11,781,000
30-89 Days Past Due	2,394,000		1,358,000
90+ Days Past Due	6,599,000		5,234,000
Total Non-Accruing	26,265,000		18,373,000
Non Accruing [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	9,867,000		45,421,000
30-89 Days Past Due	920,000		9,484,000
90+ Days Past Due	34,783,000		60,060,000
Total Non-Accruing	45,570,000		114,965,000
Non Accruing [Member] | Commercial Real Estate Portfolio Segment [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	8,336,000		20,272,000
30-89 Days Past Due	920,000		2,125,000
90+ Days Past Due	23,703,000		46,782,000
Total Non-Accruing	32,959,000		69,179,000
Non Accruing [Member] | Commercial Real Estate Portfolio Segment [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,531,000		25,149,000
30-89 Days Past Due	0		7,359,000
90+ Days Past Due	11,080,000		13,278,000
Total Non-Accruing	12,611,000		45,786,000
Non Accruing [Member] | Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	11,426,000	[4]	15,066,000	[5]
30-89 Days Past Due	2,542,000	[4]	342,000	[5]
90+ Days Past Due	18,753,000	[4]	20,581,000	[5]
Total Non-Accruing	32,721,000	[4]	35,989,000	[5]
Discharged Bankruptcy Loan	11,600,000
Non Accruing [Member] | Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,698,000		5,000
30-89 Days Past Due	0		0
90+ Days Past Due	0		2,136,000
Total Non-Accruing	1,698,000		2,141,000
Non Accruing [Member] | Credit Card And Other Portfolio Segment [Member] | Credit Card Portfolio Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
30-89 Days Past Due	0		0
90+ Days Past Due	0		0
Total Non-Accruing	0		0
Non Accruing [Member] | Credit Card And Other Portfolio Segment [Member] | Other Consumer Loans Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,698,000		5,000
30-89 Days Past Due	0		0
90+ Days Past Due	0		2,136,000
Total Non-Accruing	$ 1,698,000		$ 2,141,000

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	Total TRUPs includes LOCOM valuation allowance of $34.2 million.
[4]	Includes restricted real estate loans and secured borrowings.
[5]	Includes restricted real estate loans and secured borrowings
[6]	The non-accruing balance as of December 31, 2012 includes $30.7 million of HELOC and R/E installment nonperforming loans, and $11.6 million of permanent mortgage nonperforming loans related to discharged bankruptcies. Approximately 80 percent of these nonperforming loans are current.

Loans (Schedule Of Troubled Debt Restructurings Occurring During The Year) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 number	Dec. 31, 2011 number
General C I [Member]
Financing Receivable, Modifications [Line Items]
Number	25	18
Pre-Modification Outstanding Recorded Investment	$ 24,451	$ 15,960
Post-Modification Outstanding Recorded Investment	24,620	15,524
Commercial Financial And Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number	25	18
Pre-Modification Outstanding Recorded Investment	24,451	15,960
Post-Modification Outstanding Recorded Investment	24,620	15,524
Income C R E [Member]
Financing Receivable, Modifications [Line Items]
Number	10	13
Pre-Modification Outstanding Recorded Investment	13,381	13,630
Post-Modification Outstanding Recorded Investment	12,836	13,155
Residential C R E [Member]
Financing Receivable, Modifications [Line Items]
Number	2	6
Pre-Modification Outstanding Recorded Investment	88	2,257
Post-Modification Outstanding Recorded Investment	87	2,735
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	12	19
Pre-Modification Outstanding Recorded Investment	13,469	15,887
Post-Modification Outstanding Recorded Investment	12,923	15,890
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number	901	169
Pre-Modification Outstanding Recorded Investment	35,078	21,093
Post-Modification Outstanding Recorded Investment	34,852	20,992
R E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number	738	147
Pre-Modification Outstanding Recorded Investment	31,870	21,044
Post-Modification Outstanding Recorded Investment	30,993	21,249
Consumer Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	1,639	316
Pre-Modification Outstanding Recorded Investment	66,948	42,137
Post-Modification Outstanding Recorded Investment	65,845	42,241
Permanent Mortgage Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	140	129
Pre-Modification Outstanding Recorded Investment	74,245	79,776
Post-Modification Outstanding Recorded Investment	74,055	82,633
Credit Card Portfolio Class [Member]
Financing Receivable, Modifications [Line Items]
Number	201	102
Pre-Modification Outstanding Recorded Investment	1,121	451
Post-Modification Outstanding Recorded Investment	1,081	590
Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number	2,017	584
Pre-Modification Outstanding Recorded Investment	180,234	154,211
Post-Modification Outstanding Recorded Investment	$ 178,524	$ 156,878

Loans (Schedule Of Troubled Debt Restructurings Within The Previous 12 Months) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 number	Dec. 31, 2011 number
General C I [Member]
Financing Receivable, Modifications [Line Items]
Number	38	43
Recorded Investment	$ 29,295	$ 31,663
Income C R E [Member]
Financing Receivable, Modifications [Line Items]
Number	23	24
Recorded Investment	20,172	26,563
Residential C R E [Member]
Financing Receivable, Modifications [Line Items]
Number	4	15
Recorded Investment	292	18,512
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number	34	35
Recorded Investment	3,722	6,041
R E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number	36	26
Recorded Investment	3,619	2,421
Commercial Financial And Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number	38	43
Recorded Investment	29,295	31,663
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	27	39
Recorded Investment	20,464	45,075
Consumer Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	70	61
Recorded Investment	7,341	8,462
Credit Card And Other Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	20	51
Recorded Investment	72	3,842
Troubled Debt Restructurings That Subsequently Defaulted [Member]
Financing Receivable, Modifications [Line Items]
Number	170	231
Recorded Investment	63,186	127,018
Permanent Mortgage Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	15	37
Recorded Investment	$ 6,014	$ 37,976

Premises, Equipment And Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Premises, Equipment And Leases [Abstract]
Aggregate minimum income under sublease agreements	$ 2.3
Maximum duration of noncancelable operating leases, time period	30 years
Gain/(loss) on sale of properties, before applicable income taxes	$ 3.4

Premises, Equipment And Leases (Summary of Premises And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Premises, Equipment And Leases [Abstract]
Land	$ 69,916	$ 71,376
Buildings	337,587	341,727
Leasehold Improvements	42,442	44,407
Furniture, fixtures, and equipment	206,033	221,544
Premises and equipment, at cost	655,978	679,054
Less accumulated depreciation and amortization	352,705	357,801
Premises and equipment, net	$ 303,273	$ 321,253

Premises, Equipment And Leases (Minimum Future Lease Payments For Noncancelable Operating Leases On Premises And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Premises, Equipment And Leases [Abstract]
2013	$ 18,492
2014	13,944
2015	11,627
2016	10,046
2017	9,375
2018 and after	34,583
Total minimum lease payments	$ 98,067

Premises, Equipment And Leases (Rent Expense Incurred Under All Operating Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises, Equipment And Leases [Abstract]
Rent expense, gross	$ 23,109	$ 25,494	$ 32,673
Sublease income	(3,365)	(3,883)	(4,275)
Rent expense, net	$ 19,744	$ 21,611	$ 28,398

Mortgage Servicing Rights (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Participating Mortgage Loans [Line Items]
Total MSR recognized by FHN	$ 114,311,000	$ 144,069,000	$ 207,319,000
Total value of MSR declined	29,800,000	63,300,000
Higher Assumed Prepayment Speeds	5,100,000	41,300,000
Capitalized Msr [Member]
Participating Mortgage Loans [Line Items]
Unpaid principal of mortgage loans serviced by FHN	19,000,000,000	24,000,000,000
Mortgage Loans Serviced For Others [Member]
Participating Mortgage Loans [Line Items]
Total MSR recognized by FHN	1,500,000	2,600,000
Unpaid principal of mortgage loans serviced by FHN	300,000,000	400,000,000
Transferred To Third Parties [Member]
Participating Mortgage Loans [Line Items]
Total MSR recognized by FHN	11,200,000	14,800,000
Mortgage Banking Income [Member]
Participating Mortgage Loans [Line Items]
Servicing, late, and other ancillary fees	58,900,000	70,200,000	92,100,000
Other Income And Commissions [Member]
Participating Mortgage Loans [Line Items]
Servicing, late, and other ancillary fees	$ 2,000,000	$ 2,400,000	$ 3,800,000

Mortgage Servicing Rights (Summary Of Changes In Capitalized MSR) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	$ 144,069	$ 207,319
Reductions due to loan payments	(24,189)	(21,795)
Reductions due to exercise of cleanup calls	(494)	(195)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(5,072)	(41,370)
Other changes in fair value	(3)	110
Fair value, ending balance	114,311	144,069
First Liens [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	140,724	203,812
Reductions due to loan payments	(23,806)	(21,539)
Reductions due to exercise of cleanup calls	(494)	(195)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(5,072)	(41,370)
Other changes in fair value	(38)	16
Fair value, ending balance	111,314	140,724
Second Liens [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	231	262
Reductions due to loan payments	(35)	(41)
Reductions due to exercise of cleanup calls	0	0
Changes in fair value due to:
Changes in valuation model inputs or assumptions	0	0
Other changes in fair value	0	10
Fair value, ending balance	196	231
Home Equity [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	3,114	3,245
Reductions due to loan payments	(348)	(215)
Reductions due to exercise of cleanup calls	0	0
Changes in fair value due to:
Changes in valuation model inputs or assumptions	0	0
Other changes in fair value	35	84
Fair value, ending balance	$ 2,801	$ 3,114

Intangible Assets (Narrative) (Details) (USD $)	12 Months Ended					3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2011 First Horizon Insurance [Member]	Mar. 31, 2011 First Horizon Insurance [Member]	Dec. 31, 2011 First Horizon Insurance [Member]	Sep. 30, 2011 Msaver [Member]	Dec. 31, 2011 Msaver [Member]	Dec. 31, 2010 FTN Equity Capital Markets [Member]	Dec. 31, 2011 First Horizon Insurance And Msaver [Member]	Dec. 31, 2010 First Horizon Insurance And Msaver [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross carrying amount of other intangible assets	$ 104,900,000
Intangible assets accumulated amortization	82,200,000
Estimated aggregate amortization expense, Year 2013	3,700,000
Estimated aggregate amortization expense, Year 2014	3,500,000
Estimated aggregate amortization expense, Year 2015	3,400,000
Estimated aggregate amortization expense, Year 2016	3,200,000
Estimated aggregate amortization expense, Year 2017	3,000,000
Goodwill, Divestitures	0	18,421,000	[1]	0		16,400,000			2,000,000
Goodwill, Impairment		10,100,000	[1],[2]	3,348,000	[1],[2]		10,100,000				3,300,000
Impairment of other intangible assets								2,200,000		100,000
Amortization expense included in income/(loss) from discontinued operations, net of tax												$ 400,000	$ 1,400,000

[1]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.
[2]	See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.

Intangible Assets (Summary Of Intangible Assets, Net Of Accumulated Amortization Included In The Consolidated Statements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Intangible Assets Net Of Accumulated Amortization [Abstract]
Goodwill, Beginning balance	$ 133,659		$ 162,180		$ 165,528
Goodwill, Amortization expense	0		0		0
Goodwill, Impairment			(10,100)	[1],[2]	(3,348)	[1],[2]
Goodwill, Divestitures	0		(18,421)	[2]	0
Goodwill, Additions	583				0
Goodwill, Ending balance	134,242		133,659		162,180
Other Intangible Assets, Beginning balance	26,243	[3]	32,881	[3]	38,256	[3]
Other Intangible Assets, Amortization expense	(3,910)	[3]	(4,380)	[3],[4]	(5,526)	[3],[4]
Other Intangible Assets, Divestitures			(2,258)	[3]
Other Intangible Assets, Additions	367	[3]			151	[3]
Other Intangible Assets, Ending balance	$ 22,700	[3]	$ 26,243	[3]	$ 32,881	[3]

[1]	See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.
[3]	Represents customer lists, acquired contracts, premium on purchased deposits, and covenants not to compete.
[4]	Amortization expense related to FHI and Msaver of $.4 million and $1.4 million for 2011 and 2010, respectively, is included in Income/(loss) from discontinued operations, net of tax on the Consolidated Statements of Income.

Intangible Assets (Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross goodwill	$ 334,237	$ 333,654		$ 333,654		$ 333,654
Accumulated impairments	(114,123)	(114,123)		(104,023)		(100,675)
Accumulated divestiture related write-offs	(85,872)	(85,872)		(67,451)		(67,451)
Goodwill	134,242	133,659		162,180		165,528
Additions	583			0
Impairments		(10,100)	[1],[2]	(3,348)	[1],[2]
Divestitures	0	(18,421)	[2]	0
Net change in goodwill	583	(28,521)		(3,348)
Non Strategic [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross goodwill	199,995	199,995		199,995		199,995
Accumulated impairments	(114,123)	(114,123)		(104,023)		(100,675)
Accumulated divestiture related write-offs	(85,872)	(85,872)		(67,451)		(67,451)
Goodwill	0	0		28,521		31,869
Additions	0	0		0
Impairments	0	(10,100)		(3,348)
Divestitures	0	(18,421)		0
Net change in goodwill	0	(28,521)		(3,348)
Regional Banking [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross goodwill	36,238	36,238		36,238		36,238
Accumulated impairments	0	0		0		0
Accumulated divestiture related write-offs	0	0		0		0
Goodwill	36,238	36,238		36,238		36,238
Additions	0	0		0
Impairments	0	0		0
Divestitures	0	0		0
Net change in goodwill	0	0		0
Capital Markets [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross goodwill	98,004	97,421		97,421		97,421
Accumulated impairments	0	0		0		0
Accumulated divestiture related write-offs	0	0		0		0
Goodwill	98,004	97,421		97,421		97,421
Additions	583	0		0
Impairments	0	0		0
Divestitures		0		0
Net change in goodwill	$ 583	$ 0		$ 0

[1]	See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.

Time Deposit Maturities (Schedule Of Time Deposits Included In Interest-Bearing Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposit Maturities [Abstract]
2013	$ 872,504
2014	285,568
2015	155,079
2016	95,808
2017	61,159
2018 and after	53,310
Time Deposits, including CDs 100,000 or more	1,523,428
Total certificates of deposit $100,000 and more	$ 503,490	$ 608,518

Short-Term Borrowings (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Short Term Debt [Line Items]
Fair value of capital markets trading securities pledged to secure other short-term borrowings	80.1
Federal Funds Purchased And Securities Sold Under Agreements To Repurchase [Member]
Short Term Debt [Line Items]
Maximum maturity days	90 days
Trading Liabilities [Member]
Short Term Debt [Line Items]
Maximum holding days	90 days
Other Short Term Borrowings [Member]
Short Term Debt [Line Items]
Maximum original maturity period	1 year

Short-Term Borrowings (Summary Of Short-Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal Funds Purchased And Securities Sold Under Agreements To Repurchase [Member]
Short Term Debt [Line Items]
Average balance	$ 1,928,891	$ 2,159,933	$ 2,615,536
Year-end balance	1,906,461	1,887,052	2,114,908
Maximum month-end outstanding	2,035,285	2,631,628	3,046,201
Average rate for the year	0.24%	0.23%	0.24%
Average rate at year-end	0.22%	0.23%	0.22%
Trading Liabilities [Member]
Short Term Debt [Line Items]
Average balance	589,461	609,772	547,377
Year-end balance	564,429	347,285	361,920
Maximum month-end outstanding	808,139	709,642	654,748
Average rate for the year	1.77%	2.45%	3.30%
Average rate at year-end	1.88%	2.34%	3.01%
Other Short Term Borrowings [Member]
Short Term Debt [Line Items]
Average balance	450,690	290,344	227,772
Year-end balance	441,201	172,550	180,735
Maximum month-end outstanding	$ 1,270,180	$ 643,094	$ 693,512
Average rate for the year	0.15%	0.29%	0.56%
Average rate at year-end	0.25%	0.08%	0.18%

Term Borrowings (Schedule Of Information Pertaining To Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 number	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Variable Interest Entity Consolidation Carrying Amount Assets [Member] Retail Real Estate Residential [Member]	Dec. 31, 2011 Variable Interest Entity Consolidation Carrying Amount Assets [Member] Retail Real Estate Residential [Member]	Dec. 31, 2012 Debt Instrument Matures On 1/15/15 - 5.05%	Dec. 31, 2012 Debt Instrument Matures On 5/15/13 - 4.625%	Dec. 31, 2012 Debt Instrument Matures On 4/1/16 - 5.65%	Dec. 31, 2012 Debt Instrument Matures On 5/15/13 - 4.50%	Dec. 31, 2012 Debt Instrument Matures On 12/15/15 - 5.375%	Dec. 31, 2012 Debt Instrument Matures On 4/15/34 - 6.30%	Dec. 31, 2012 Debt Instrument Matures On 3/31/31 - 9.50%	Dec. 31, 2012 Debt Instrument Matures On 10/25/34	Dec. 31, 2011 Debt Instrument Matures On 10/25/34	Dec. 31, 2012 Debt Instrument Matures On 10/26/26	Dec. 31, 2011 Debt Instrument Matures On 10/26/26	Dec. 31, 2012 Debt Instrument Matures On 9/25/29	Dec. 31, 2011 Debt Instrument Matures On 9/25/29	Dec. 31, 2012 Debt Instrument Scheduled Maturity Was 1/25/24	Dec. 31, 2011 Debt Instrument Scheduled Maturity Was 1/25/24	Dec. 31, 2012 Debt Instrument Scheduled Maturity Was 2/25/34	Dec. 31, 2011 Debt Instrument Scheduled Maturity Was 2/25/34	Dec. 31, 2012 Debt Instrument Scheduled Maturity Was 10/25/34	Dec. 31, 2011 Debt Instrument Scheduled Maturity Was 10/25/34	Dec. 31, 2012 Debt Instrument Scheduled Maturity Was Dec. 2019	Dec. 31, 2011 Debt Instrument Scheduled Maturity Was Dec. 2019	Dec. 31, 2012 Debt Instrument Matures On 9/1/32	Dec. 31, 2011 Debt Instrument Matures On 9/1/32	Dec. 31, 2012 Debt Instrument Matures On 10/25/18 - 4.97%	Dec. 31, 2012 Debt Instrument Matures On 2/1/33 - 4.97%	Dec. 31, 2012 Debt Instrument Matures On 12/22/37	Dec. 31, 2011 Debt Instrument Matures On 12/22/37	Dec. 31, 2012 Debt Instrument Matures On 8/8/36 - 2.38%	Dec. 31, 2012 Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2011 Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2012 Trust Preferred Loans Pledged As Collateral [Member]	Dec. 31, 2012 First Tennessee Bank National Association [Member] Subordinated Debt [Member] Debt Instrument Matures On 1/15/15 - 5.05%	Dec. 31, 2011 First Tennessee Bank National Association [Member] Subordinated Debt [Member] Debt Instrument Matures On 1/15/15 - 5.05%	Dec. 31, 2012 First Tennessee Bank National Association [Member] Subordinated Debt [Member] Debt Instrument Matures On 5/15/13 - 4.625%	Dec. 31, 2011 First Tennessee Bank National Association [Member] Subordinated Debt [Member] Debt Instrument Matures On 5/15/13 - 4.625%	Dec. 31, 2012 First Tennessee Bank National Association [Member] Subordinated Debt [Member] Debt Instrument Matures On 4/1/16 - 5.65%	Dec. 31, 2011 First Tennessee Bank National Association [Member] Subordinated Debt [Member] Debt Instrument Matures On 4/1/16 - 5.65%	Dec. 31, 2012 First Tennessee Bank National Association [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 12/22/37	Dec. 31, 2011 First Tennessee Bank National Association [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 12/22/37	Dec. 31, 2012 First Tennessee Bank National Association [Member] Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2011 First Tennessee Bank National Association [Member] Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2004 First Horizon National Corporation [Member] Subordinated Debentures Subject To Mandatory Redemption [Member]	Dec. 31, 2012 First Horizon National Corporation [Member] Subordinated Debt [Member] Debt Instrument Matures On 4/15/34 - 6.30%	Dec. 31, 2011 First Horizon National Corporation [Member] Subordinated Debt [Member] Debt Instrument Matures On 4/15/34 - 6.30%	Dec. 31, 2012 First Horizon National Corporation [Member] Subordinated Capital Notes [Member] Debt Instrument Matures On 5/15/13 - 4.50%	Dec. 31, 2011 First Horizon National Corporation [Member] Subordinated Capital Notes [Member] Debt Instrument Matures On 5/15/13 - 4.50%	Dec. 31, 2012 First Horizon National Corporation [Member] Senior Notes [Member] Debt Instrument Matures On 12/15/15 - 5.375%	Dec. 31, 2011 First Horizon National Corporation [Member] Senior Notes [Member] Debt Instrument Matures On 12/15/15 - 5.375%	Dec. 31, 2012 FT Real Estate Securities Company, Inc. [Member] Cumulative Preferred Stock [Member] Debt Instrument Matures On 3/31/31 - 9.50%	Dec. 31, 2011 FT Real Estate Securities Company, Inc. [Member] Cumulative Preferred Stock [Member] Debt Instrument Matures On 3/31/31 - 9.50%	Dec. 31, 2012 First Horizon ABS Trusts [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 10/25/34 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]	Dec. 31, 2011 First Horizon ABS Trusts [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 10/25/34 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]	Dec. 31, 2012 First Horizon ABS Trusts [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 10/26/26 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]	Dec. 31, 2011 First Horizon ABS Trusts [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 10/26/26 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]	Dec. 31, 2012 First Horizon ABS Trusts [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 9/25/29 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]	Dec. 31, 2011 First Horizon ABS Trusts [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 9/25/29 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]	Dec. 31, 2012
First Horizon ABS Trusts [Member]
Collateralized Securities Other [Member]
Debt Instrument Scheduled Maturity Was 1/25/24
Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]
Dec. 31, 2011
First Horizon ABS Trusts [Member]
Collateralized Securities Other [Member]
Debt Instrument Scheduled Maturity Was 1/25/24
Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]
Dec. 31, 2012
First Horizon ABS Trusts [Member]
Collateralized Securities Other [Member]
Debt Instrument Scheduled Maturity Was 2/25/34
Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]
Dec. 31, 2011
First Horizon ABS Trusts [Member]
Collateralized Securities Other [Member]
Debt Instrument Scheduled Maturity Was 2/25/34
Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]
Dec. 31, 2012
First Horizon ABS Trusts [Member]
Collateralized Securities Other [Member]
Debt Instrument Scheduled Maturity Was 10/25/34
Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]
Dec. 31, 2011
First Horizon ABS Trusts [Member]
Collateralized Securities Other [Member]
Debt Instrument Scheduled Maturity Was 10/25/34
Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]
Dec. 31, 2012
First Horizon ABS Trusts [Member]
Collateralized Securities Other [Member]
Debt Instrument Scheduled Maturity Was Dec. 2019
Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]
Dec. 31, 2011
First Horizon ABS Trusts [Member]
Collateralized Securities Other [Member]
Debt Instrument Scheduled Maturity Was Dec. 2019
Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]
																																																																																																						Dec. 31, 2012 First Horizon ABS Trusts [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 9/1/32 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]		Dec. 31, 2011 First Horizon ABS Trusts [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 9/1/32 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]		Dec. 31, 2012 First Tennessee New Markets Corporation Investments [Member] Debt Instrument Matures On 10/25/18 - 4.97%	Dec. 31, 2011 First Tennessee New Markets Corporation Investments [Member] Debt Instrument Matures On 10/25/18 - 4.97%	Dec. 31, 2012 First Tennessee New Markets Corporation Investments [Member] Debt Instrument Matures On 2/1/33 - 4.97%	Dec. 31, 2011 First Tennessee New Markets Corporation Investments [Member] Debt Instrument Matures On 2/1/33 - 4.97%	Dec. 31, 2012 First Tennessee New Markets Corporation Investments [Member] Debt Instrument Matures On 8/8/36 - 2.38%	Dec. 31, 2011 First Tennessee New Markets Corporation Investments [Member] Debt Instrument Matures On 8/8/36 - 2.38%	Dec. 31, 2012 Minimum [Member] Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2012 Maximum [Member] Federal Home Loan Bank Borrowings [Member]
Debt Instrument [Line Items]
Term borrowings	$ 2,226,482		$ 2,481,660																																					$ 330,381	[1]	$ 338,951	[1]	$ 254,340	[1]	$ 264,586	[1]	$ 288,285	[1]	$ 293,416	[1]	$ 55,746	[2]	$ 52,218	$ 2,554	[3]	$ 2,714	[3]		$ 214,784	[4]	$ 220,072	[4]	$ 101,735	[1]	$ 105,840	[1]	$ 524,715	$ 522,742	$ 45,760	[1]	$ 45,693	[1]	$ 98,302	[5]	$ 118,498	[5]	$ 128,764	[5]	$ 168,888	[5]	$ 152,916	[5]	$ 185,357	[5]	$ 0	[5],[6]	$ 13,639	[5],[6]	$ 0	[5],[6]	$ 18,120	[5],[6]	$ 0	[5],[6]	$ 77,161	[5],[6]	$ 0	[5],[6]	$ 23,641	[5],[6]	$ 10,200	[5]	$ 14,823	[5]	$ 7,301	$ 7,301	$ 8,000	$ 8,000	$ 2,699	$ 0
Debt instrument maturity date									January 15, 2015	May 15, 2013	April 1, 2016	May 15, 2013	December 15, 2015	April 15, 2034	March 31, 2031	October 25, 2034		October 26, 2026		September 25, 2029		January 25, 2024		February 25, 2034		October 25, 2034		December 2019		September 1, 2032		October 25, 2018	February 1, 2033	December 22, 2037		August 08, 2036
Debt instrument interest rate									5.05%	4.63%	5.65%	4.50%	5.38%	6.30%	9.50%																	4.97%	4.97%			2.38%																							6.30%
Debt instrument interest rate at period end																0.37%	0.46%	0.34%	0.43%	0.34%	0.43%		0.68%		0.48%		0.55%		5.08%	6.42%	6.41%			0.61%	0.85%
Debt instrument weighted average interest rate																																					2.40%	2.40%
Debt instrument, interest rates with remaining terms																																																																																																																1 year	18 years
Loans, net of unearned income	$ 16,708,582	[7],[8]	$ 16,397,127	[7],[8]	$ 16,782,572	[7],[8]	$ 415,600	$ 640,800																															$ 55,700
Number Of Previously Consolidated On Balance Sheet Consumer Loan Securitiaztions For Which Cleanup Calls Have Been Completed	4

[1]	Qualifies for total capital under the risk-based capital guidelines.
[2]	Secured by $55.7 million of trust preferred loans.
[3]	The Federal Home Loan Bank borrowings were issued with fixed interest rates and have remaining terms of 1to 18 years. These borrowings had weighted average interest rates of 2.40 percent on December 31, 2012 and 2011.
[4]	See Note 11-- Guaranteed Preferred Beneficial Interests in First Horizon's Junior Subordinated Debentures for further details.
[5]	On December 31, 2012 and 2011, borrowings secured by $415.6 million and $640.8 million, respectively, of retail real estate residential loans.
[6]	In 2012, FHN completed cleanup calls on four previously consolidated on-balance sheet consumer loan securitizations. The associated trusts were extinguished and the collateralized borrowings repaid.
[7]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[8]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.

Term Borrowings (Schedule Of Annual Principal Repayment Requirements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Term Borrowings [Abstract]
2013	$ 350,161
2014	161
2015	804,161
2016	250,161
2017	161
2018 and after	$ 718,863

Guaranteed Preferred Beneficial Interests In First Horizon's Junior Subordinated Debentures (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2004 First Horizon National Corporation [Member] Subordinated Debentures Subject To Mandatory Redemption [Member]	Dec. 31, 2004 First Horizon National Corporation [Member] Subordinated Debentures Subject To Mandatory Redemption [Member] Capital Securities Series B [Member]	Jan. 31, 2011 First Tennessee Capital I [Member] Capital Securities Series A [Member]	Dec. 31, 2010 First Tennessee Capital I [Member] Capital Securities Series A [Member]	Dec. 31, 1996 First Tennessee Capital I [Member] Capital Securities Series A [Member]	Dec. 31, 2004 First Tennesee Capital II [Member] Capital Securities Series B [Member]
Debt Instrument [Line Items]
Par value capital securities sold							$ 100,000,000	$ 200,000,000
Interest rate of capital securities							8.07%	6.30%
Term borrowings	$ 2,226,482,000	$ 2,481,660,000		$ 206,000,000
Debt instrument interest rate			6.30%
Debt instrument maturity date			Apr 15, 2034					Apr 15, 2034
Redemption date					Jan 1, 2011
Redemption notice date						Dec 1, 2010

Preferred Stock And Other Capital (Details) (USD $)	12 Months Ended					0 Months Ended	3 Months Ended					0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jan. 02, 2011 Fhn [Member]	Dec. 22, 2010 Fhn [Member]	Jan. 02, 2011 Fixed Rate Cumulative Perpetual Preferred Stock [Member] Fhn [Member]	Dec. 31, 2008 Fixed Rate Cumulative Perpetual Preferred Stock [Member] Fhn [Member]	Dec. 31, 2012 Class A Preferred Stock [Member] First Tennessee Bank National Association [Member]	Dec. 31, 2011 Class A Preferred Stock [Member] First Tennessee Bank National Association [Member]	Dec. 31, 2010 Class A Preferred Stock [Member] First Tennessee Bank National Association [Member]	Dec. 31, 2005 Class A Preferred Stock [Member] First Tennessee Bank National Association [Member]	Jan. 02, 2013 Class A Preferred Stock [Member] First Horizon Preferred Funding III Inc [Member]	Dec. 31, 2000 Class B Preferred Stock [Member] FT Real Estate Securities Company, Inc. [Member]	Dec. 31, 2000 Class B Preferred Stock [Member] Noncontrolling Interest [Member]	Jan. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2005 Series A Preferred Stock [Member] First Tennessee Bank National Association [Member]
Preferred Units [Line Items]
Warrant issued to purchase common shares				14,842,321
Warrant adjustment due to stock dividend to cover common shares per share				8.757
Common equity and senior debt offerings					$ 750,000,000
Common stock warrant repurchased-CPP	79,700,000
Stock dividend distributed through date						January 1, 2011
Percentage of cumulative preferred stock													9.50%		6.20%
Liquidation preference per share											$ 1,000		$ 1,000,000
Noncontrolling interest, subsidiary preferred stock	300,000	300,000	300,000					294,800,000	294,800,000	294,800,000
Preferred stock issued															100,000,000
Stock Issued During Period Shares New Issues							866,540						50	47	1,000	300,000
Debt Instrument Due Date													March 31, 2031
Stock Issued During Period Value New Issues		$ 263,103,000										$ 100,000

Regulatory Capital And Restrictions (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 First Tennessee Bank National Association [Member]	Jan. 02, 2013 First Tennessee Bank National Association [Member]	Dec. 31, 2011 First Tennessee Bank National Association [Member]	Dec. 31, 2012 First Tennessee Bank National Association [Member] Minimum [Member]	Dec. 31, 2011 First Tennessee Bank National Association [Member] Minimum [Member]	Dec. 31, 2012 Fhn [Member]	Dec. 31, 2011 Fhn [Member]	Dec. 31, 2012 All Affiliates [Member]	Dec. 31, 2012 FTBNA Excluding Financial Subsidiaries [Member]	Dec. 31, 2011 FTBNA Excluding Financial Subsidiaries [Member]
Total Capital, Actual Ratio				18.49%		20.05%			15.94%	17.99%		16.76%	18.47%
Tier 1 Capital, Actual Ratio				15.64%		16.37%			13.10%	14.23%		14.82%	15.64%
Leverage, Actual Ratio				12.66%		13.12%			10.63%	11.41%		12.24%	12.73%
Cash reserve required							$ 248,400,000	$ 190,700,000
Vault cash used to meet cash reserve requirements				139,400,000		142,900,000
Total covered transactions									800,000		119,400,000
Undivided profits		719,672,000	757,364,000	1,100,000,000
Available amount for dividend without prior regulatory approval				(247,500,000)	(26,700,000)
Dividend paid to parent company	180,000,000	100,000,000	100,000,000
Percent of capital stock and surplus threshold for credit extension to affilates		20.00%
Maximum amount of credit bank may extend to all affliates		694,300,000
Maximum amount of credit bank may extend to parent		$ 347,100,000
Number Of Years Most Recently Completed				2 years
Number Of Immediately Preceding Years				2 years
Percent Of Capital Stock And Surplus Threshold For Credit Extension To Parent				10.00%

Regulatory Capital And Restrictions (Summary Of Actual Capital Amounts And Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fhn [Member]
Compliance With Regulatory Capital Requirements Under [Line Items]
Total Capital, Actual Amount	$ 3,212,008	$ 3,602,271
Total Capital, Actual Ratio	15.94%	17.99%
Tier 1 Capital, Actual Amount	2,640,776	2,850,452
Tier 1 Capital, Actual Ratio	13.10%	14.23%
Leverage, Actual Amount	2,640,776	2,850,452
Leverage, Actual Ratio	10.63%	11.41%
Total Capital, Capital Adequacy Purposes, Amount	1,612,274	1,602,113
Total Capital, Capital Adequacy, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	806,137	801,056
Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Leverage, Capital Adequacy Purposes, Amount	994,114	998,891
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
First Tennessee Bank National Association [Member]
Compliance With Regulatory Capital Requirements Under [Line Items]
Total Capital, Actual Amount	3,691,056	3,976,672
Total Capital, Actual Ratio	18.49%	20.05%
Tier 1 Capital, Actual Amount	3,122,204	3,247,268
Tier 1 Capital, Actual Ratio	15.64%	16.37%
Leverage, Actual Amount	3,122,204	3,247,268
Leverage, Actual Ratio	12.66%	13.12%
Total Capital, Capital Adequacy Purposes, Amount	1,597,033	1,586,752
Total Capital, Capital Adequacy, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	798,517	793,376
Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Leverage, Capital Adequacy Purposes, Amount	986,266	990,281
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital, To Be Well Capitalized Under Proompt Corrective Action Provisions, Amount	1,996,292	1,983,440
Total Capital, To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital, To Be Well Capitalized Under Prompt Action Provisions, Amount	1,197,775	1,190,064
Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Leverage, To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,232,833	$ 1,237,851
Leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%

Other Income And Other Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
All other income and commissions:
Bankcard income	$ 22,384		$ 22,388		$ 19,761
Bank-owned life insurance	18,805		19,615		25,898
Other service charges	12,935		12,182		10,368
ATM interchange fees	10,528		13,690		14,169
Electronic banking fees	6,537		6,225		7,111
Letter of credit fees	5,158		6,282		6,493
Deferred compensation	4,461	[1]	(517)	[1]	3,621	[1]
Gains on extinguishment of debt	0		5,761		17,060
Other	20,257		22,782		25,572
Total	101,065		108,408		130,053
All other expense:
Litigation and regulatory matters	33,313		41,279		2,398
Tax credit investments	18,655		20,356		22,229
Advertising and public relations	17,439		16,884		22,840
Other insurance and taxes	10,734		13,721		11,523
Travel and entertainment	8,366		8,324		9,800
Customer relations	4,578		4,908		6,994
Employee training and dues	4,525		4,770		4,634
Supplies	3,752		3,800		4,519
Bank examinations costs	3,231		4,500		4,578
Loan insurance expense	2,355		2,907		(686)
Federal service fees	999		1,435		2,610
Other	34,610		39,069		21,856
Total	$ 142,557		$ 161,953		$ 113,295

[1]	Deferred compensation market value adjustments are mirrored by adjustments to employee compensation, incentives, and benefits expense.

Components Of Other Comprehensive Income/(Loss) (Accumulated Other Comprehensive Income/Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components Of Other Comprehensive Income/(Loss) [Abstract]
Accumulated other comprehensive income/(loss), Before-Tax Amount	$ (26,587)	$ (3,876)	$ (22,330)	$ 58,878
Accumulated other comprehensive income/(loss), Tax Benefit/ (Expense)	10,400	1,266	8,993	(21,256)
Accumulated other comprehensive income/(loss), Net-of-Tax Amount	(146,343)	(130,156)	(127,546)	(114,209)
Other comprehensive income:
Unrealized market adjustments on securities available-for-sale, Before-Tax Amount	(19,016)	36,294	(31,297)
Unrealized market adjustments on securities available-for-sale, Tax Benefit/(Expense)	7,397	(14,119)	12,175
Unrealized market adjustments on securities available-for-sale, Accumulated Other Comprehensive Income/(Loss)	(11,619)	22,175	(19,122)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Before-Tax Amount	(328)	(773)	(715)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Tax (Benefit)/Expense	128	301	278
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Accumulated Other Comprehensive Income/(Loss)	(200)	(472)	(437)
Pension and post retirement plans:
Net actuarial gain/(loss) arising during the period, Before-Tax Amount	(45,110)	(60,953)	(5,439)
Net actuarial gain/(loss) arising during the period, Tax Benefit/(Expense)	17,906	23,337	2,014
Net actuarial gain/(loss) arising during the period, Accumulated Other Comprehensive Income/(Loss)	(27,204)	(37,616)	(3,425)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Before-Tax Amount	37,867	21,556	15,121
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Tax Benefit/(Expense)	(15,031)	(8,253)	(5,474)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	$ 22,836	$ 13,303	$ 9,647

Income Taxes (Narrative) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Valuation allowance		$ 69,692,000	$ 6,718,000
Unrecognized tax benefits		17,638,000	32,976,000	38,398,000
Resaonably possible decrease in unrecognized tax benefits	10,000,000
Payment of interest accrued		4,500,000	6,600,000
Gross deferred tax assets		499,989,000	346,066,000
Gross deferred tax liabilities		169,035,000	173,505,000
Deferred Tax Assets Net		430,297,000	339,348,000
Capital Loss Carryforward [Member]
Valuation Allowance [Line Items]
Valuation allowance		57,100,000
Valuation Allowance, Operating Loss Carryforwards [Member] | State And Local Jurisdiction [Member]
Valuation Allowance [Line Items]
Valuation allowance		$ 12,600,000

Income Taxes (Schedule Of Components Of Consolidated Statements Of Income And Equity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income tax expense/(benefit) related to continuing operations	$ (85,262)	$ 15,836	$ (21,182)
Income tax expense/(benefit) related to discontinued operations	93	(11,456)	(1,873)
Income tax expense/(benefit) related to, Cumulative effect of a change in accounting principle	0	0	(11,251)
Income tax expense/(benefit) related to, Pension and postretirement plans	(2,875)	(15,084)	3,460
Income tax expense/(benefit) related to, Unrealized gains/(losses) on investment securities available for sale	(7,525)	13,818	(12,453)
Income tax expense/(benefit) related to, Share-based compensation	4,140	5,771	5,577
Total	$ (91,429)	$ 8,885	$ (37,722)

Income Taxes (Schedule Of Components Of Income Tax Expense/(Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current, Federal	$ (5,304)	$ (29,507)	$ (219,211)
Current, State	(9,725)	6,196	(35,484)
Current, Foreign	33	0	0
Deferred, Federal	(59,417)	49,254	206,962
Deferred, State	(10,848)	(10,107)	26,551
Deferred, Foreign	(1)	0	0
Total income tax expense/(benefit)	$ (85,262)	$ 15,836	$ (21,182)

Income Taxes (Schedule Of Computation Of Income Tax Expense Differed From The Amounts Computed By Applying Of Statutory Federal Income Tax Rate To Income/(Loss) Before Income Taxes) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Federal income tax rate	35.00%	(35.00%)	(35.00%)
Tax computed at statutory rate	$ (35,597)	$ 52,447	$ 18,114
Increase/(decrease) resulting from:
State income taxes	(4,234)	(2,542)	(5,806)
BOLI - cash surrender value	(7,428)	(6,757)	(9,671)
Tax-exempt interest	(4,469)	(3,732)	(1,820)
Tax credits	(18,125)	(23,494)	(23,788)
Subsidiary liquidations	(6,733)	0	0
Other changes in unrecognized tax benefits	(8,981)	(3,884)	(3,582)
Other	305	3,798	5,371
Total income tax expense/(benefit)	$ (85,262)	$ 15,836	$ (21,182)

Income Taxes (Schedule Of Deferred Tax Assets And Deferred Tax Liabilities Due To Temporary Differences) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Loss reserves	$ 103,701	$ 85,110
Employee benefits	132,906	117,593
Investment in partnerships	29,044	28,260
Foreclosed property	2,541	7,580
Accrued expenses	24,686	7,148
Capital loss carryforwards	58,453	0
Credit carryforwards	89,503	47,175
Federal NOL carryforward	9,563	0
State NOL carryforwards	27,980	21,454
Unrecognized tax benefits	7,897	13,848
Other	13,715	17,898
Gross deferred tax assets	499,989	346,066
Valuation allowance	(69,692)	(6,718)
Deferred tax assets after valuation allowances	430,297	339,348
Deferred tax liabilities:
Capitalized mortgage servicing rights	31,341	38,515
Depreciation and amortization	47,681	39,753
Federal Home Loan Bank stock	17,388	17,285
Investment in debt securities (ASC 320)	35,175	42,700
Other intangible assets	25,187	22,368
Prepaid expenses	11,790	11,520
Other	473	1,364
Gross deferred tax liabilities	169,035	173,505
Net deferred tax asset	$ 261,262	$ 165,843

Income Taxes (Schedule Of Rollforward Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Balance, Beginning	$ 32,976	$ 38,398
Increases related to prior year tax positions	250	4,260
Settlements	(5,202)	(6,412)
Lapse of statute	(10,386)	(3,270)
Balance, Ending	$ 17,638	$ 32,976

Earnings Per Share (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income from continuing operations attributable to FHN	$ (27,907)	$ 122,578	$ (46,437)
Effect of dilutive securities	0	2,287,000	0
Dilutive shares	248,349,000	262,861,000	235,699,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options, weighted average exercise price	$ 22.07	$ 24.91	$ 27.04
Shares excluded from computation of earnings per share	10,000,000	10,600,000	12,300,000
Other Equity Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of earnings per share	3,500,000	600,000	3,300,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of earnings per share			14,800,000
Dilutive shares		700,000

Earnings Per Share (Schedule Of Reconciliation Of The Numerators Used In Calculating Earnings/(Loss) Per Share) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share [Abstract]
Income/(loss) from continuing operations	$ (16,443)		$ 134,012		$ 72,935
Income/(loss) from discontinued operations, net of tax	148	[1]	8,618	[1]	(11,332)	[1]
Net income/(loss)	(16,295)		142,630		61,603
Net income attributable to noncontrolling interest	11,464		11,434		11,402
Net income/(loss) attributable to controlling interest	(27,759)		131,196		50,201
Preferred stock dividends	0		0		107,970
Net income/(loss) available to common shareholders	(27,759)		131,196		(57,769)
Net income/(loss) from continuing operations available to common shareholders	$ (27,907)		$ 122,578		$ (46,437)

[1]	Due to the nature of the preferred stock issued by FHN's subsidiaries, all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.

Earnings Per Share (Schedule Of Reconciliation Of Weighted Average Common Shares To Diluted Average Common Shares) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Weighted average common shares outstanding - basic	248,349	260,574	235,699
Effect of dilutive securities	0	2,287	0
Weighted average common shares outstanding - diluted	248,349	262,861	235,699

Earnings Per Share (Schedule Of Reconciliation Of Earnings/(Loss) Per Common And Diluted Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings/(loss) per common share:
Income/(loss) per share from continuing operations available to common shareholders	$ (0.11)	$ 0.47	$ (0.2)
Income/(loss) per share from discontinued operations, net of tax	$ 0	$ 0.03	$ (0.05)
Net income/(loss) per share available to common shareholders	$ (0.11)	$ 0.5	$ (0.25)
Diluted earnings/(loss) per common share:
Diluted income/(loss) per share from continuing operations available to common shareholders	$ (0.11)	$ 0.47	$ (0.2)
Diluted income/(loss) per share from discontinued operations, net of tax	$ 0	$ 0.03	$ (0.05)
Diluted income/(loss) per share available to common shareholders	$ (0.11)	$ 0.5	$ (0.25)

Contingencies And Other Disclosures (Narrative I) (Details) (USD $)	12 Months Ended					3 Months Ended	7 Months Ended	12 Months Ended				12 Months Ended										12 Months Ended
	Dec. 31, 2012 number	Dec. 31, 2008	Dec. 31, 2011	Dec. 25, 2012 First Lien Mortgage Securitizations [Member]	Dec. 31, 2005 First Lien Mortgage Securitizations [Member]	Jun. 30, 2011 Sentinel Litigation [Member]	Jul. 31, 2011 Sentinel Litigation [Member] number	Dec. 31, 2007 Proprietary Securitization [Member] number	Dec. 31, 2012 Single Family Residential Loans [Member]	Dec. 31, 2011 Single Family Residential Loans [Member]	Dec. 31, 2012 M T Arbitration Claim [Member]	Dec. 31, 2012 Mortgage Securitization Litigation [Member]	Dec. 31, 2012 Debit Transaction Sequencing Matter [Member]	Dec. 25, 2012 Federal Home Loan Bank San Francisco [Member]	Dec. 25, 2012 Federal Home Loan Bank Of Atlanta [Member]	Dec. 31, 2012 Alternative Mortgage Loans [Member]	Dec. 31, 2012 Jumbo Mortgage Loans [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 25, 2012 Two Credit Unions [Member] First Lien Mortgage Securitizations [Member]	Dec. 25, 2012 Two Credit Unions [Member] Home Equity [Member]	Dec. 31, 2012 Home Equity [Member] F H Proprietary Securitization [Member] number	Dec. 25, 2012 Home Equity [Member] F H Proprietary Securitization [Member]	Dec. 25, 2012 Federal Housing Finance Agency [Member] Mortgage Securitization Litigation [Member]	Dec. 25, 2012 Investments Subject To Lawsuits Excluding Fhfa [Member] Mortgage Securitization Litigation [Member]
Loss Contingencies [Line Items]
Number of subsidiaries							2
Number of former employees							2
Original principal balance of HELOCs sold in branch sales subject to repurchase claims											$ 45,500,000
Current UPB of HELOC subject to claims											21,900,000
Charged-off loans											11,900,000
Estimated reasonably possible losses in excess of currently established liabilities																		87,000,000	0
Amount trustee would receive under terms of the settlement							38,500,000
Settlement expense						36,700,000
Actual damages sought by plaintiff													5,000,000
Subservicer expenditure reimbursement amount disputed	34,900,000
Loans originated and sold to Agencies		69,500,000,000
Loans securitized, without recourse in proprietary transactions								26,700,000,000
Number of active securitization trusts																						3
Loans sold on full recourse basis with servicing retained									36,100,000	45,300,000
Number of securitization trusts								80
Remaining balance in mortgage loans	8,500,000,000															5,700,000,000	2,800,000,000
Stated percentage of voting rights	25.00%
Total original certificate balance with monoline insurance				23,700,000	25,000,000
Original combined certificate balances of investments subject to subpoena														601,100,000	56,100,000					321,600,000	299,800,000
Current combined certificate balances of investments subject to subpoena														191,900,000	14,300,000					132,400,000	98,200,000
Purchase price of senior certificates												331,400,000
Investment in proprietary securitizations subject to litigation												1,200,000,000
Ending certificate balance of the investments subject to lawsuits																								338,900,000	296,100,000
Investments percentage performing																								85.00%	80.00%
Cumulative losses on investments, percentage of unpaid balance																								6.00%	5.00%
Cumulative original note balances of the HELOC proprietary securitizations																							961,800,000
Current note balances of the HELOC proprietary securitizations																							368,100,000
Unpaid principal balance of loans sold where private mortgage insurance had been cancelled	436,000,000		330,100,000
Number of monoline insurers who have commenced review of certain HELOC securitization																						2
Estimated Litigation Liability	33,000,000
Number of GSEs to which conventional conforming single-family mortgage loans were predominately sold to	2
Number of years of the subservicing arrangement	3 years
Loans sold to GSEs		57,600,000,000
Loans guaranteed by Ginnie Mae		$ 11,900,000,000

Contingencies And Other Disclosures (Narrative II) (Details) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended	7 Months Ended	12 Months Ended							3 Months Ended
	Jun. 30, 2011	Jul. 31, 2012	Dec. 31, 2012	Feb. 29, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2012 Visa Class B Shares [Member]	Dec. 31, 2011 Visa Class B Shares [Member]	Mar. 31, 2008 Visa Class B Shares [Member]	Mar. 31, 2011 Visa Interest [Member]
Loss Contingencies [Line Items]
Number of Visa Class B shares							1.1		2.4
Estimated conversion ratio		42.00%		43.00%		49.00%
Derivative liability							$ 2,200,000	$ 11,800,000
Unpaid principal balance of servicing portfolio			19,000,000,000
Additional amount deposited into escrow account by Visa		150,000,000
Reduction in contingent liability										3,300,000
Contingent liability										1,400,000
Cash payment to counterparty	700,000	800,000
Recognized servicing and P&I advances			303,300,000		345,900,000
Amount disputed related to various items for transfers of subservicers			8,600,000
Loan-to-value ratio at origination			80.00%
Accrued losses on loan repurchase exposure			$ 234,100,000		$ 167,400,000

Contingencies And Other Disclosures (Schedule Of Original Purchase Amount Of Investments Subject To Litigation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 25, 2012
Alternativea Mortgage Loan Pools [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	$ 1,355,855
Ending balance of the investments at issue			570,129
Alternativea Mortgage Loan Pools [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue			0
Alternativea Mortgage Loan Pools [Member] | Origination Vintage Period 2005 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	843,868	[1]
Ending balance of the investments at issue			335,144
Alternativea Mortgage Loan Pools [Member] | Origination Vintage Period 2005 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue			0
Alternativea Mortgage Loan Pools [Member] | Origination Vintage Period 2006 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	307,926	[1]
Ending balance of the investments at issue			121,049
Alternativea Mortgage Loan Pools [Member] | Origination Vintage Period 2006 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue			0
Alternativea Mortgage Loan Pools [Member] | Origination Vintage Period 2007 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	204,061
Ending balance of the investments at issue			113,936
Alternativea Mortgage Loan Pools [Member] | Origination Vintage Period 2007 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue			0
Jumbo Mortgage Loans [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	164,659
Ending balance of the investments at issue			60,812
Jumbo Mortgage Loans [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	16,877
Ending balance of the investments at issue			4,055
Jumbo Mortgage Loans [Member] | Origination Vintage Period 2005 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	30,000
Ending balance of the investments at issue			11,590
Jumbo Mortgage Loans [Member] | Origination Vintage Period 2005 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue			0
Jumbo Mortgage Loans [Member] | Origination Vintage Period 2006 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	84,659
Ending balance of the investments at issue			30,987
Jumbo Mortgage Loans [Member] | Origination Vintage Period 2006 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	9,793
Ending balance of the investments at issue			4,055
Jumbo Mortgage Loans [Member] | Origination Vintage Period 2007 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	50,000
Ending balance of the investments at issue			18,235
Jumbo Mortgage Loans [Member] | Origination Vintage Period 2007 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	7,084
Ending balance of the investments at issue			0
Federal Housing Finance Agency [Member] | Alternativea Mortgage Loan Pools [Member] | Origination Vintage Period 2005 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	643,751
Federal Housing Finance Agency [Member] | Alternativea Mortgage Loan Pools [Member] | Origination Vintage Period 2006 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	$ 230,020

[1]	The amounts shown in the table which are the subject of the FHFA litigations include $230,020 of the Senior Alt-A loans from 2006 and $643,751 of the Senior Alt-A loans from 2005.

Pension, Savings, And Other Employee Benefits (Narrative) (Details) (USD $)	12 Months Ended		12 Months Ended																				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Postretirement Benefit Costs Member	Dec. 31, 2011 Postretirement Benefit Costs Member	Dec. 31, 2010 Postretirement Benefit Costs Member	Dec. 31, 2012 Qualified Pension Postretirement Benefits [Member]	Dec. 31, 2011 Qualified Pension Postretirement Benefits [Member]	Dec. 31, 2010 Qualified Pension Postretirement Benefits [Member]	Dec. 31, 2012 Equity [Member]	Dec. 31, 2011 Equity [Member]	Dec. 31, 2012 Fixed Income And Cash Equivalents [Member]	Dec. 31, 2011 Fixed Income And Cash Equivalents [Member]	Dec. 31, 2012 Bonds [Member] Maximum [Member] number	Dec. 31, 2012 Bonds [Member] Minimum [Member]	Dec. 31, 2012 Non Qualified Plans [Member]	Dec. 31, 2011 Non Qualified Plans [Member]	Dec. 31, 2013 Savings Plan [Member]	Dec. 31, 2012 Savings Plan [Member]	Dec. 31, 2012 Qualified Pension [Member]	Dec. 31, 2011 Qualified Pension [Member]	Dec. 31, 2012 Qualified Pension [Member] First Horizon National Corporation [Member]	Dec. 31, 2011 Qualified Pension [Member] First Horizon National Corporation [Member]	Dec. 31, 2012 Flexible Benefits Contribution [Member]	Dec. 31, 2011 Flexible Benefits Contribution [Member]	Dec. 31, 2010 Flexible Benefits Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated social security benefits age	65 years
Employee investment in qualified defined contribution plan																	$ 1	$ 1
Employer investment in qualified defined contribution plan																	100.00%	50.00%
Maximum percent of employee pre-tax contributions that may be matched by the Company																	6.00%	6.00%
Total number of allocated shares held by the ESOP																		10,431,558
Defined Benefit Plan Accumulated Benefit Obligation	766,900,000	663,700,000
Minimum required outstanding par value to each issue of bonds	250,000,000
Threshold amortization, percentage of projected benefit obligation	10.00%
Threshold amortization, percentage of market-related value of plan assets	10.00%
Common stock held by the plan																					792,607	792,607
Pension assets, target allocation									37.50%	47.50%	62.50%	52.50%
Actual benefits paid															7,300,000	3,800,000
Benefit payments in 2013															6,200,000
Defined Contribution Plan Employer Discretionary Contribution Amount																	1,800,000	1,500,000
Funded status of the plans - underfunded															(52,700,000)	(53,700,000)			(80,300,000)	(40,500,000)
Benefit Obligations, Expected long-term rate of return			3.93%	4.49%	5.20%	6.05%	6.90%	8.00%
Time period assumption for expected return of pension plan assets	30 years
Time period used to determine discount rate for defined benefit plan													30 years	6 months
Standard deivation from average yield													2
Employer investment in qualified defined contribution plan amount																							$ 16,800,000	$ 17,100,000	$ 18,300,000

Pension, Savings, And Other Employee Benefits (Schedule Of Actuarial Assumptions Used In The Defined Benefit Pension Plan And The Other Employee Benefit Plans) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Rate of compensation increase	4.10%	[1]	4.10%	4.10%
Net Periodic Benefit Cost, Rate of compensation increase	4.10%	[1]	4.10%	4.10%
Qualified Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	4.35%		5.10%	5.70%
Net Periodic Benefit Cost, Discount rate	5.10%		5.70%	6.05%
Nonqualified Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	3.85%		4.75%	5.10%
Net Periodic Benefit Cost, Discount rate	4.75%		5.10%	5.55%
Other Nonqualified Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	3.20%		4.40%	4.75%
Net Periodic Benefit Cost, Discount rate	4.40%		4.75%	5.35%
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	3.93%		4.49%	5.20%
Net Periodic Benefit Cost, Expected long-term rate of return	4.49%		5.20%	5.23%
Postretirement Benefit [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	4.55%		5.25%	5.95%
Net Periodic Benefit Cost, Discount rate	5.25%		5.95%	6.25%
Postretirement Benefit [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount rate	3.80%		4.75%	5.25%
Net Periodic Benefit Cost, Discount rate	4.75%		5.25%	5.65%
Qualified pension/postretirement benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	6.05%		6.90%	8.00%
Net Periodic Benefit Cost, Expected long-term rate of return	6.90%		8.00%	8.05%

[1]	Due to the pension plan freeze as of December 31, 2012, the rate of compensation increase no longer applies to the qualified pension plan.

Pension, Savings, And Other Employee Benefits (Schedule Of Assumed Health Care Cost Trend Rates Used In Other Employee Benefit Plan) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Participants Under Age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	7.50%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2017
Participants 65 Years And Older [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	7.50%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2017

Pension, Savings, And Other Employee Benefits (Schedule Of Health Care Cost Trend Rate Assumption Has A Significant Effect On The Amounts Reported) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension, Savings, And Other Employee Benefits [Abstract]
Adjusted total service and interest cost components, Effect of a 1% increase in assumed health care cost trend rates	$ 1,068
Adjusted total service and interest cost components, Effect of a 1% decrease in assumed health care cost trend rates	(1,006)
Adjusted postretirement benefit obligation at end of plan year, Effect of a 1% increase in assumed health care cost trend rates	21,081
Adjusted postretirement benefit obligation at end of plan year, Effect of a 1% decrease in assumed health care cost trend rates	$ (19,481)

Pension, Savings, And Other Employee Benefits (Schedule Of Components Of Net Periodic Benefit Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 14,800		$ 15,358	$ 15,225
Interest cost	33,040		32,823	31,441
Expected return on plan assets	(39,813)		(46,885)	(47,534)
Amortization of unrecognized, Transition obligation	0		0	0
Amortization of unrecognized, Prior service cost/(credit)	398		417	419
Amortization of unrecognized, Actuarial (gain)/loss	35,999		21,219	14,771
Net periodic benefit cost	44,424		22,932	14,322
ASC 715 curtaliment/ settlement expense	1,231	[1]	0	0
ASC 715 special termination benefits	0		258	0
Total periodic benefit costs	45,655		23,190	14,322
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	467		542	515
Interest cost	2,298		2,213	2,277
Expected return on plan assets	(915)		(1,188)	(1,161)
Amortization of unrecognized, Transition obligation	736		986	987
Amortization of unrecognized, Prior service cost/(credit)	(9)		(9)	(8)
Amortization of unrecognized, Actuarial (gain)/loss	(488)		(1,057)	(1,048)
Net periodic benefit cost	2,089		1,487	1,562
ASC 715 curtaliment/ settlement expense	0		0	0
ASC 715 special termination benefits	0		0	0
Total periodic benefit costs	$ 2,089		$ 1,487	$ 1,562

[1]	In 2012, lump sum payments under the supplement retirement plan triggered settlement accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the settlement and realized an ASC 715 settlement expense.

Pension, Savings, And Other Employee Benefits (Schedule Of Plans' Benefit Obligations And Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 1,963,312	$ 2,151,656
Other liabilities	(946,202)	(838,483)
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	670,056	589,715
Service cost	14,800	15,358	15,225
Interest cost	33,040	32,823	31,441
Actuarial (gain)/loss	76,021	53,671
Actual benefits paid	(26,970)	(21,769)
Special termination benefits	0	258
Benefit obligation, end of year	766,947	670,056	589,715
Fair value of plan assets, beginning of year	575,790	549,616
Actual return on plan assets	78,172	44,272
Employer contributions	6,980	3,671
Actual benefits paid - settlement payments	(3,477)	0
Actual benefits paid - other payments	(23,493)	(21,769)
Fair value of plan assets, end of year	633,972	575,790	549,616
Funded status of the plans - underfunded	(132,975)	(94,266)
Other liabilities	(132,975)	(94,266)
Net asset/(liability) at end of year	(132,975)	(94,266)
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	45,868	41,274
Service cost	467	542	515
Interest cost	2,298	2,213	2,277
Actuarial (gain)/loss	7,815	3,722
Actual benefits paid	(1,933)	(2,164)
Expected Medicare Part D reimbursement	201	281
Benefit obligation, end of year	54,716	45,868	41,274
Fair value of plan assets, beginning of year	14,615	16,273
Actual return on plan assets	1,266	331
Employer contributions	340	175
Actual benefits paid - settlement payments	(1,933)	(2,164)
Fair value of plan assets, end of year	14,288	14,615	16,273
Funded status of the plans - underfunded	(40,428)	(31,253)
Other liabilities	(40,428)	(31,253)
Net asset/(liability) at end of year	$ (40,428)	$ (31,253)

Pension, Savings, And Other Employee Benefits (Schedule Of Balances Reflected In Accumulated Other Comprehensive Income On Pre-Tax Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost/(credit)	$ 1,280	$ 1,678
Net actuarial (gain)/loss	324,513	324,081
Total	325,793	325,759
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net transition (asset)/obligation	0	736
Prior service cost/(credit)	639	630
Net actuarial (gain)/loss	480	(7,472)
Total	$ 1,119	$ (6,106)

Pension, Savings, And Other Employee Benefits (Schedule Of Amounts Recognized In Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	$ 37,646	$ 56,374
Items amortized during the measurement period, Net transition (asset)/obligation	0	0	0
Items amortized during the measurement period, Prior service credit/(cost)	(398)	(417)	(419)
Items amortized during the measurement period, Net actuarial (gain)/loss	(37,230)	(21,219)
Total recognized in other comprehensive income	18	34,738
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	7,464	4,579
Items amortized during the measurement period, Net transition (asset)/obligation	(736)	(986)	(987)
Items amortized during the measurement period, Prior service credit/(cost)	9	9	8
Items amortized during the measurement period, Net actuarial (gain)/loss	488	1,057
Total recognized in other comprehensive income	$ 7,225	$ 4,659

Pension, Savings, And Other Employee Benefits (Schedule Of Estimated Net Actuarial (Gain)/Loss, Prior Service Cost/(Credit), And Transition (Asset)/Obligation) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior servce cost/(credit)	$ 353	$ 398
Net actuarial (gain)/loss	9,601	35,297
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net transition obligation	0	736
Prior servce cost/(credit)	34	(9)
Net actuarial (gain)/loss	$ 67	$ (611)

Pension, Savings, And Other Employee Benefits (Schedule Of Expected Benefit Payment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 28,103
2014	29,354
2015	31,979
2016	34,433
2017	36,532
2018 - 2020	216,189
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	2,708
2014	2,825
2015	2,927
2016	3,018
2017	3,103
2018 - 2020	16,493
Medicare Reimbursements [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	377
2014	0
2015	0
2016	$ 0

Pension, Savings, And Other Employee Benefits (Schedule Of Fair Value Of Assets And Liabilities) (Details) (Pension Plan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 633,972	$ 575,790
Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	77,825	77,964
Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	556,147	497,826
Cash Equivalents And Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10,198	7,653
Cash Equivalents And Money Market Funds [Member] | Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10,198	7,653
Equity Securities [Member] | U S Mid And Small Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	67,263	69,466
Equity Securities [Member] | U S Mid And Small Capital [Member] | Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	67,263	69,466
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	364	845
Mutual Funds [Member] | Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	364	845
Fixed Income Securities Member | U S Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7,778	1,795
Fixed Income Securities Member | U S Treasury Securities [Member] | Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7,778	1,795
Fixed Income Securities Member | ForeignCorporateDebtSecuritiesMember
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	180,309	148,376
Fixed Income Securities Member | ForeignCorporateDebtSecuritiesMember | Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	180,309	148,376
Common And Collective Funds [Member] | ForeignCorporateDebtSecuritiesMember
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	194,205	151,346
Common And Collective Funds [Member] | ForeignCorporateDebtSecuritiesMember | Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	194,205	151,346
Common And Collective Funds [Member] | U S Large Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	112,311	133,030
Common And Collective Funds [Member] | U S Large Capital [Member] | Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	112,311	133,030
Common And Collective Funds [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	61,544	63,279
Common And Collective Funds [Member] | International [Member] | Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 61,544	$ 63,279

Pension, Savings, And Other Employee Benefits (Schedule Of Retiree Medical Plan Assets By Asset Category) (Details) (Retiree Medical Plan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	$ 14,288	$ 14,615
Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	13,632	13,857
Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	656	758
Cash Equivalents And Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	632	254
Cash Equivalents And Money Market Funds [Member] | Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	632	254
Equity Securities [Member] | U.S. small capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	1,428	1,512
Equity Securities [Member] | U.S. small capital [Member] | Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	1,428	1,512
Equity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	7,312	7,599
Equity Mutual Funds [Member] | Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	7,312	7,599
Fixed Income Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	4,260	4,492
Fixed Income Mutual Funds [Member] | Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	4,260	4,492
Fixed Income Securities [Member] | U.S. treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	139	259
Fixed Income Securities [Member] | U.S. treasuries [Member] | Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	139	259
Fixed Income Securities [Member] | Corporate and foreign bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	517	499
Fixed Income Securities [Member] | Corporate and foreign bonds | Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	$ 517	$ 499

Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Shares available for grants	10,738,831
Compensation cost included in income from continuing operations for stock option and restricted stock plans	$ 16,201,000	$ 14,173,000	$ 11,987,000
Total income tax benefits recognized in income statements	6,200,000	5,400,000	4,600,000
Stock options granted	1,248,685	1,005,224	0
Weighted average fair value of stock option at grant date	$ 3.8	$ 5.21
Parent Company [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Compensation cost included in income from continuing operations for stock option and restricted stock plans	16,201,000	12,996,000	6,797,000
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Shares available for grants	10,524,719
Shares granted to non-employee director, prior to 2007	8,930
Restriction lapsing rate for grants of restricted stock, awarded prior to 2007, to non-employee directors	10.00%
Total grant date fair value of shares vested	12,100,000	5,100,000	7,100,000
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Unrecognized compensation cost of nonvested restricted stock plans and stock options	3,000,000
Recognizable weighted-average period of unrecognized compensation cost	2 years 8 months
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period 1	4 years
Stock options to vest each year	25.00%
Restrcited Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Value of annual equity awards to non-employee directors	45,000
Nonvested Restricted Stock Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Unrecognized compensation cost of nonvested restricted stock plans and stock options	19,700,000
Recognizable weighted-average period of unrecognized compensation cost	2 years 1 month
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Quarterly value of shares available for purchase under dividend reinvestment and stock purchase plan	10,000
Maximum [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Options granted expiration	10 years
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period 1	4 years
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Quarterly value of shares available for purchase under dividend reinvestment and stock purchase plan	$ 25
Minimum [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Options granted expiration	7 years
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period 1	3 years
Performance Condition Grants [Member] | 2009 Grants [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Amount of restricted stock or units vested in 2012	50.00%
Amount of restricted stock or units to vest in 2013	50.00%
Performance Condition Grants [Member] | 2010 Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Percent Of Performance Condition Achieved	50.00%
Performance Condition Grants [Member] | 2011 Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Duration of performance evaluation	3 years
Performance Condition Grants [Member] | 2012 Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Duration of performance evaluation	3 years
Service Condition Grants [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Amount of restricted stock or units to vest in 2013	33.00%
Amount of restricted stock or units to vest in 2014	33.00%
Amount of restricted stock or units to vest in 2015	33.00%
Service Condition Grants [Member] | 2010 Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Amount of restricted stock or units to vest in 2013	50.00%
Amount of restricted stock or units to vest in 2014	50.00%
Service Condition Grants [Member] | 2011 Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Amount of restricted stock or units to vest in 2014	50.00%
Amount of restricted stock or units to vest in 2015	50.00%
Service Condition Grants [Member] | 2012 Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Amount of restricted stock or units to vest in 2015	50.00%
Amount of restricted stock or units to vest in 2016	50.00%
Service Condition Grants [Member] | Management Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Percentage Of Grant Paid	40.00%
Service Condition Grants [Member] | Commission Deferral Grants [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Amount of restricted stock or units to vest in first quarter 2015	100.00%
Service Condition Grants [Member] | Retention Restricted Shares Or Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Amount of restricted stock or units to vest in 2014	50.00%
Amount of restricted stock or units to vest in 2015	50.00%
Amount of restricted stock or units to vest in sescond quarter 2014	100.00%
Compensation Deferral [Member] | Stock Options Included In Deferral Program Granted Prior To January 2, 2004 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Options granted expiration	20 years
Compensation Deferral [Member] | Stock Options Included In Deferral Program Granted After January 2, 2004 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Options granted expiration	10 years
Market Condition Grants [Member] | Special Perfomance Stock Unit Grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Specified performance condition	1
Market Condition Grants [Member] | Minimum [Member] | Special Perfomance Stock Unit Grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period 1	5 years

Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Restricted And Performance Stock And Unit Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans [Abstract]
Nonvested on January 1, 2012, Shares/Units	4,806,192
Nonvested on January 1, 2012, Weighted average grant date fair value	$ 10.96
Shares/units granted, Shares/Units	1,715,782
Shares/units granted, Weighted average grant date fair value	$ 9.25	$ 10.75	$ 12.04
Shares/units vested, Shares/Units	(1,208,000)
Shares/units vested, Weighted average grant date fair value	$ (10.04)
Shares/units cancelled, Shares/Units	(641,159)
Shares/units cancelled, Weighted average grant date fair value	$ (13.59)
Nonvested on December 31, 2012, Shares/Units	4,672,815	4,806,192
Nonvested on December 31, 2012, Weighted average grant date fair value	$ 10.21	$ 10.96

Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Stock Option Plans Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans [Abstract]
January 1, 2012, Options Outstanding	10,451,145
Options granted, Options Outstanding	1,248,685	1,005,224	0
Options exercised, Options Outstanding	(19,283)
Options cancelled/forfeited, Options Outstanding	(472,197)
Options expired, Options Outstanding	(1,411,702)
December 31, 2012	9,796,648	10,451,145
Options exercisable, Options Outstanding	7,884,165
Options expected to vest, Options outstanding	1,912,483
January 1, 2012, Weighted Average Exercise Price	$ 23.98
Options granted, Weighted Average Exercise Price	$ 9.46
Options exercised, weighted average exercise price	$ 7.48
Options cancelled/forfeited, Weighted Average Exercise Price	$ (10.93)
Options expired, Weighted Average Exercise Price	$ (29.17)
December 31, 2012, Weighted Average Exercise Price	$ 21.26	$ 23.98
Options exercisable, Weighted Average Exercise Price	$ 23.92
Options expected to vest, Weighted Average Exercise Price	$ 10.29
December 31, 2012, Weighted Average Remaining Contractual Term (Years)	4 years 0 months
Options exercisable, Weighted AVerage Remaining Contractual Term (years)	3 years 8 months
Options expected to vest, Weighted Average Remaining Contractual Term (years)	5 years 6 months
December 31, 2012, Aggregate Intrinsic Value (thousands)	$ 734
Options exercisable, Aggregate Intrinsic Value (thousands)	172
Options expected to vest, Aggregate Intrinsic Value (thousands)	$ 562

Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Assumptions To Estimate The Fair Value Of Stock Options Granted) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expected weighted-average volatility	42.40%	40.70%
Expected volatility range, minimum	35.80%	35.04%
Expected volatility range, maximum	62.21%	57.69%
Risk-free interest rate	1.10%	2.91%
Stock Options [Member]
Expected dividend yield	0.42%	0.34%
Expected weighted-average lives of options granted	6 years 1 month	6 years 7 months

Business Segment Information (Amounts Of Consolidated Revenue, Expense, Tax And Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 number		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net interest income	$ 688,667		$ 700,832		$ 730,838
Provision/(provision credit) for loan losses	78,000		44,000		270,000
Noninterest income	671,329		786,011		932,725
Noninterest expense	1,383,701		1,292,995		1,341,810
Income/(loss) before income taxes	(101,705)		149,848		51,753
Provision/(benefit) for income taxes (Note 16)	(85,262)		15,836		(21,182)
Income/(loss) from continuing operations	(16,443)		134,012		72,935
Income/(loss) from discontinued operations, net of tax	148	[1]	8,618	[1]	(11,332)	[1]
Net income/(loss)	(16,295)		142,630		61,603
Average assets	25,068,721		24,733,626		25,677,371
Depreciation and amortization	117,972		89,321		82,500
Expenditures for long-lived assets	21,862		35,408		42,631
Number of Operating Segments	4
Regional Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	597,992		561,902		556,822
Provision/(provision credit) for loan losses	(898)		(61,505)		92,297
Noninterest income	252,691		266,828		286,669
Noninterest expense	567,581		564,920		606,152
Income/(loss) before income taxes	284,000		325,315		145,042
Provision/(benefit) for income taxes (Note 16)	103,066		119,706		52,315
Net income/(loss)	180,934		205,609		92,727
Average assets	12,656,612		11,456,329		11,423,745
Depreciation and amortization	71,815		52,830		44,201
Expenditures for long-lived assets	17,054		24,912		33,369
Capital Markets [Member]
Segment Reporting Information [Line Items]
Net interest income	20,308		22,090		21,649
Noninterest income	334,979		355,739		424,170
Noninterest expense	263,308		320,835		318,188
Income/(loss) before income taxes	91,979		56,994		127,631
Provision/(benefit) for income taxes (Note 16)	34,750		21,608		47,809
Net income/(loss)	57,229		35,386		79,822
Average assets	2,311,463		2,257,841		2,115,716
Depreciation and amortization	20,483		12,777		9,740
Expenditures for long-lived assets	1,837		4,465		1,142
Corporate [Member]
Segment Reporting Information [Line Items]
Net interest income	(23,564)		(6,472)		(354)
Noninterest income	27,056		69,338		63,339
Noninterest expense	101,312		105,164		70,181
Income/(loss) before income taxes	(97,820)		(42,298)		(7,196)
Provision/(benefit) for income taxes (Note 16)	(76,831)		(52,264)		(40,774)
Net income/(loss)	(20,989)		9,966		33,578
Average assets	5,224,744		5,131,104		4,984,252
Depreciation and amortization	21,353		16,647		9,042
Expenditures for long-lived assets	2,453		1,134		4,979
Non Strategic [Member]
Segment Reporting Information [Line Items]
Net interest income	93,931		123,312		152,721
Provision/(provision credit) for loan losses	78,898		105,505		177,703
Noninterest income	56,603		94,106		158,547
Noninterest expense	451,500		302,076		347,289
Income/(loss) before income taxes	(379,864)		(190,163)		(213,724)
Provision/(benefit) for income taxes (Note 16)	(146,247)		(73,214)		(80,532)
Income/(loss) from continuing operations	(233,617)		(116,949)		(133,192)
Income/(loss) from discontinued operations, net of tax	148		8,618		(11,332)
Net income/(loss)	(233,469)		(108,331)		(144,524)
Average assets	4,875,902		5,888,352		7,153,658
Depreciation and amortization	4,321		7,067		19,517
Expenditures for long-lived assets	$ 518		$ 4,897		$ 3,141

[1]	Due to the nature of the preferred stock issued by FHN's subsidiaries, all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.

Fair Value Of Assets And Liabilities (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 number	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2010
Fair Value Of Assets And Liabilities [Abstract]
Goodwill, Impairment		$ 10,100,000	[1],[2]	$ 3,348,000	[1],[2]
Loans held-for-sale, net						621,600,000
Gain/(loss) on instrument specific credit risk	$ (1,800,000)	$ (6,200,000)		$ (19,500,000)
Number of levels assets and liabilities are grouped in	3

[1]	See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.

Fair Value Of Assets And Liabilities (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	$ 223,443	$ 221,389
Total securities available-for-sale	2,864,375	2,868,282
Total MSR recognized by FHN	114,311	144,069	207,319
Total other assets	314,949	389,097
Total assets	4,779,798	4,611,055
Other short-term borrowings	11,156	14,833
Total other liabilities	202,269	253,268
Total liabilities	777,854	615,386
Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	0	0
Total securities available-for-sale	15,277	13,790
Total MSR recognized by FHN	0	0
Total other assets	24,327	62,529
Total assets	39,604	76,319
Other short-term borrowings	0	0
Total other liabilities	2,546	7,243
Total liabilities	2,546	7,243
Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	2,349	10,902
Total securities available-for-sale	2,839,545	2,835,051
Total MSR recognized by FHN	0	0
Total other assets	290,622	326,568
Total assets	4,377,244	4,142,680
Other short-term borrowings	0	0
Total other liabilities	197,548	234,205
Total liabilities	761,977	581,490
Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	17,987
Loans held-for-sale	221,094	210,487
Total securities available-for-sale	9,553	19,441
Total MSR recognized by FHN	114,311	144,069
Total other assets	0	0
Total assets	362,950	392,056
Other short-term borrowings	11,156	14,833
Total other liabilities	2,175	11,820
Total liabilities	13,331	26,653
U S Treasury Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	39,999	40,121
U S Treasury Securities [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
U S Treasury Securities [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	39,999	40,121
U S Treasury Securities [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Government Agency Issued Mortgage-Backed Securities ("MBS") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	1,136,580	1,410,228
Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	1,136,580	1,410,228
Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	1,649,211	1,357,943
Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	1,649,211	1,357,943
Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Other U.S. Government Agencies [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	3,753	15,951
Other U.S. Government Agencies [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Other U.S. Government Agencies [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	10,189
Other U.S. Government Agencies [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	3,753	5,762
States And Municipalities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	15,255	18,070
States And Municipalities [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
States And Municipalities [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	13,755	16,570
States And Municipalities [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	1,500	1,500
Corporate And Other Debt [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	510	529
Corporate And Other Debt [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	510	529
Corporate And Other Debt [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Corporate And Other Debt [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Venture Capital Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	4,300	12,179
Venture Capital Investments [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Venture Capital Investments [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Venture Capital Investments [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	4,300	12,179
Equity Mutual Funds And Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	14,767	13,261
Equity Mutual Funds And Other [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	14,767	13,261
Equity Mutual Funds And Other [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Equity Mutual Funds And Other [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total securities available-for-sale	0	0
Deferred Compensation Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	22,477	22,796
Deferred Compensation Assets [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	22,477	22,796
Deferred Compensation Assets [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0	0
Deferred Compensation Assets [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0	0
Derivatives Forwards And Futures [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	1,850	39,733
Total other liabilities	2,546	7,243
Derivatives Forwards And Futures [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	1,850	39,733
Total other liabilities	2,546	7,243
Derivatives Forwards And Futures [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0	0
Total other liabilities	0	0
Derivatives Forwards And Futures [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0	0
Total other liabilities	0	0
Derivatives, Interest Rate Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	290,617	326,566
Total other liabilities	197,548	234,204
Derivatives, Interest Rate Contracts [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0	0
Total other liabilities	0	0
Derivatives, Interest Rate Contracts [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	290,617	326,566
Total other liabilities	197,548	234,204
Derivatives, Interest Rate Contracts [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0	0
Total other liabilities	0	0
Derivatives Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	5	2
Total other liabilities	2,175	11,821
Derivatives Other [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0	0
Total other liabilities	0	0
Derivatives Other [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	5	2
Total other liabilities	0	1
Derivatives Other [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0	0
Total other liabilities	2,175	11,820
Capital Markets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	1,244,733	962,112
Total trading liabilities - capital markets	564,429	347,285
Capital Markets [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	1,244,728	962,107
Total trading liabilities - capital markets	564,429	347,285
Capital Markets [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5	5
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | U S Treasury Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	97,965	53,656
Total trading liabilities - capital markets	376,790	190,725
Capital Markets [Member] | U S Treasury Securities [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | U S Treasury Securities [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	97,965	53,656
Total trading liabilities - capital markets	376,790	190,725
Capital Markets [Member] | U S Treasury Securities [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Government Agency Issued Mortgage-Backed Securities ("MBS") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	360,400	314,002
Total trading liabilities - capital markets	43	736
Capital Markets [Member] | Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	360,400	314,002
Total trading liabilities - capital markets	43	736
Capital Markets [Member] | Government Agency Issued Mortgage-Backed Securities ("MBS") [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	209,869	129,270
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	209,869	129,270
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Government Agency Issued Collateralized Mortgage Obligations ("CMO") [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Other U.S. Government Agencies [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	279,164	173,982
Total trading liabilities - capital markets	21,887	0
Capital Markets [Member] | Other U.S. Government Agencies [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Other U.S. Government Agencies [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	279,164	173,982
Total trading liabilities - capital markets	21,887	0
Capital Markets [Member] | Other U.S. Government Agencies [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | States And Municipalities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	35,178	24,525
Total trading liabilities - capital markets	960	0
Capital Markets [Member] | States And Municipalities [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | States And Municipalities [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	35,178	24,525
Total trading liabilities - capital markets	960	0
Capital Markets [Member] | States And Municipalities [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Corporate And Other Debt [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	244,027	265,931
Total trading liabilities - capital markets	164,749	155,824
Capital Markets [Member] | Corporate And Other Debt [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Corporate And Other Debt [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	244,022	265,926
Total trading liabilities - capital markets	164,749	155,824
Capital Markets [Member] | Corporate And Other Debt [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5	5
Total trading liabilities - capital markets	0	0
Capital Markets [Member] | Equity Mutual Funds And Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	18,130	746
Total trading liabilities - capital markets	0
Capital Markets [Member] | Equity Mutual Funds And Other [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0
Capital Markets [Member] | Equity Mutual Funds And Other [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	18,130	746
Total trading liabilities - capital markets	0
Capital Markets [Member] | Equity Mutual Funds And Other [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Total trading liabilities - capital markets	0
Mortgage Banking [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	17,987	26,106
Mortgage Banking [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Mortgage Banking [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	8,052
Mortgage Banking [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	17,987	18,054
Mortgage Banking [Member] | Principal Only Strip [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5,480	8,052
Mortgage Banking [Member] | Principal Only Strip [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Mortgage Banking [Member] | Principal Only Strip [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	8,052
Mortgage Banking [Member] | Principal Only Strip [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5,480	0
Mortgage Banking [Member] | Interest Only Strip [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	12,507	18,054
Mortgage Banking [Member] | Interest Only Strip [Member] | Fair Value Inputs Level1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Mortgage Banking [Member] | Interest Only Strip [Member] | Fair Value Inputs Level2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0	0
Mortgage Banking [Member] | Interest Only Strip [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	$ 12,507	$ 18,054

Fair Value Of Assets And Liabilities (Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Trading Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 18,059		$ 26,478		$ 56,132
Net income	3,678		3,796		8,627
Other comprehensive income	0		0		0
Purchases, assets	0		0
Issuances, assets	0		0
Sales, assets	0		(132)
Settlements, assets	(9,225)		(12,083)
Net transfers into/(out of) Level 3, assets	5,480		0
Purchases, sales, issuances, and settlements, net, assets					(33,505)
Adjustment due to adoption of amendments to ASC 810, assets					(4,776)
Ending Balance	17,992		18,059		26,478
Net unrealized gains/(losses) included in net income	2,084	[1]	2,205	[1]	5,467	[1]
Loans Held For Sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	210,487		207,632		206,227
Net income	(2,618)		(368)		(17,991)
Other comprehensive income	0		0		0
Purchases, assets	60,111		49,323
Issuances, assets	0		0
Sales, assets	0		0
Settlements, assets	(27,032)		(37,198)
Net transfers into/(out of) Level 3, assets	(19,854)	[2]	(8,902)	[2]
Purchases, sales, issuances, and settlements, net, assets					19,396	[2]
Adjustment due to adoption of amendments to ASC 810, assets					0
Ending Balance	221,094		210,487		207,632
Net unrealized gains/(losses) included in net income	(2,618)	[1]	(368)	[1]	(17,991)	[1]
Investment Portfolio [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	7,262		39,391		99,173
Net income	0		0		0
Other comprehensive income	(234)		(1,688)		(2,302)
Purchases, assets	0		0
Issuances, assets	0		0
Sales, assets	0		(29,217)
Settlements, assets	(1,775)		(1,224)
Net transfers into/(out of) Level 3, assets	0		0
Purchases, sales, issuances, and settlements, net, assets					(57,480)
Adjustment due to adoption of amendments to ASC 810, assets					0
Ending Balance	5,253		7,262		39,391
Net unrealized gains/(losses) included in net income	0		0		0
Venture Capital Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	12,179		13,179		15,743
Net income	371		0		(2,962)
Other comprehensive income	0		0		0
Purchases, assets	0		0
Issuances, assets	0		0
Sales, assets	(8,250)		(1,000)
Settlements, assets	0		0
Net transfers into/(out of) Level 3, assets	0		0
Purchases, sales, issuances, and settlements, net, assets					398
Adjustment due to adoption of amendments to ASC 810, assets					0
Ending Balance	4,300		12,179		13,179
Net unrealized gains/(losses) included in net income	(4,700)	[3]	0	[3]	(2,962)	[3]
Mortgage Servicing Rights Net [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	144,069		207,319		302,611
Net income	(5,075)		(41,260)		(31,146)
Other comprehensive income	0		0		0
Purchases, assets	0		0
Issuances, assets	0		0
Sales, assets	0		0
Settlements, assets	(24,683)		(21,990)
Net transfers into/(out of) Level 3, assets	0		0
Purchases, sales, issuances, and settlements, net, assets					(61,853)
Adjustment due to adoption of amendments to ASC 810, assets					(2,293)
Ending Balance	114,311		144,069		207,319
Net unrealized gains/(losses) included in net income	(3,957)	[1]	(40,076)	[1]	(27,153)	[1]
Net Derivative Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(11,820)		(1,000)		0
Net income	(1,757)		(9,414)		0
Other comprehensive income	0		0		0
Purchases, liabilities	0		0
Issuances, liabilities	0		(2,500)
Sales, liabilities	0		0
Settlements, liabilities	11,402		1,094
Net transfers in/(out) level 3, liabilities	0		0
Purchases, sales, issuances, and settlements, net, assets					(1,000)
Adjustment due to adoption of amendments to ASC 810, assets					0
Ending Balance	(2,175)		(11,820)		(1,000)
Net unrealized gains/(losses) included in other expense	(1,757)	[4]	(9,414)	[4]	(1,000)	[4]
Other Short Term Borrowings [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(14,833)		(27,309)		(39,662)
Net income	3,677		12,476		12,353
Other comprehensive income	0		0		0
Purchases, liabilities	0		0
Issuances, liabilities	0		0
Sales, liabilities	0		0
Settlements, liabilities	0		0
Net transfers in/(out) level 3, liabilities	0		0
Purchases, sales, issuances, and settlements, net, assets					0
Adjustment due to adoption of amendments to ASC 810, assets					0
Ending Balance	(11,156)		(14,833)		(27,309)
Net unrealized gains/(losses) included in net income	$ 3,677	[1]	$ 12,476		$ (12,353)	[1]

[1]	Primarily included in mortgage banking income on the Consolidated Statements of Income.
[2]	Transfers out of recurring loans held-for-sale level 3 balances reflect movements out of loans held-for-sale and into real estate acquired by foreclosure (level 3 nonrecurring).
[3]	Represents recognized gains and losses attributable to venture capital investments classified within securities available-for-sale that are included in securities gains/(losses) in noninterest income.
[4]	Included in Other expense

Fair Value Of Assets And Liabilities (Nonrecurring Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	$ 223,443		$ 221,389
Loans, net of unearned income, nonrecurring measurements	117,064	[1]	125,297	[1]	213,974	[1]
Real estate acquired by foreclosure, nonrecurring measurements	41,767	[2]	68,884	[2]	110,536	[2]
Other assets, nonrecurring measurements	76,501	[3]	91,243	[3]	87,667	[3]
Net gains/(losses), Loans, net of unearned income	(55,948)	[1]	(48,330)	[1]	(156,572)
Net gains/(losses), Real estate acquired by foreclosure	(9,422)	[2]	(18,358)	[2]	(18,097)
Net gains/(losses), Other assets	(8,248)		(12,192)		(11,145)
Gain (loss) on financial assets measured on non-recurring basis	(74,039)		(84,829)		(193,003)
Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	2,349		10,902
Loans, net of unearned income, nonrecurring measurements	0	[1]	0	[1]	0	[1]
Real estate acquired by foreclosure, nonrecurring measurements	0	[2]	0	[2]	0	[2]
Other assets, nonrecurring measurements	0	[3]	0	[3]	0	[3]
Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	221,094		210,487
Loans, net of unearned income, nonrecurring measurements	117,064	[1]	125,297	[1]	213,974	[1]
Real estate acquired by foreclosure, nonrecurring measurements	41,767	[2]	68,884	[2]	110,536	[2]
Other assets, nonrecurring measurements	76,501	[3]	91,243	[3]	87,667	[3]
Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	0		0
Loans, net of unearned income, nonrecurring measurements	0	[1]	0	[1]	0	[1]
Real estate acquired by foreclosure, nonrecurring measurements	0	[2]	0	[2]	0	[2]
Other assets, nonrecurring measurements	0	[3]	0	[3]	0	[3]
First Mortgage [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale, nonrecurring measurements	12,054		11,980		15,289
Net gains/(losses), Loans held for sale - first mortgages	(436)		(5,947)		(7,249)
First Mortgage [Member] | Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale, nonrecurring measurements	0		0		0
First Mortgage [Member] | Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale, nonrecurring measurements	12,054		11,980		15,289
First Mortgage [Member] | Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale, nonrecurring measurements	0		0		0
Small Business Administrations [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale, nonrecurring measurements	23,902		66,730		10,456
Net gains/(losses), Loans held for sale	15		(2)		60
Small Business Administrations [Member] | Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale, nonrecurring measurements	23,902		66,730		10,456
Small Business Administrations [Member] | Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale, nonrecurring measurements	0		0		0
Small Business Administrations [Member] | Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale, nonrecurring measurements	$ 0		$ 0		$ 0

[1]	Represents carrying value of loans for which adjustments are based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
[2]	Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
[3]	Represents tax credit investments.

Fair Value Of Assets And Liabilities (Schedule Of Unobservable Inputs Utilized In Determining The Fair Value Of Level 3 Recurring And Non-Recurring Measurements) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Capital Markets [Member]	Dec. 31, 2011 Capital Markets [Member]	Dec. 31, 2012 Fair Value Inputs Level3 [Member]	Dec. 31, 2011 Fair Value Inputs Level3 [Member]	Dec. 31, 2010 Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Fair Value Inputs Level3 [Member] Capital Markets [Member]	Dec. 31, 2011 Fair Value Inputs Level3 [Member] Capital Markets [Member]	Dec. 31, 2012 Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Other Assets Tax Credit Investments [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Trading Securities [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Trading Securities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Mortgage Servicing Rights [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Mortgage Servicing Rights [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Short Term Debt [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Short Term Debt [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Other Assets Tax Credit Investments [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Appraisals From Comparable Properties [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Appraisals From Comparable Properties [Member] Real Estate Acquired By Foreclosure [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Appraisals From Comparable Properties [Member] Other Assets Tax Credit Investments [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Other Collateral Valuations [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Industry Comparables [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Six Percent To Ten Percent Values Utilized [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Two Percent To Four Percent Values Utilized [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Fifteen Percent To Twenty Five Percent Values Utilized [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Fifty Percent To Sixty Percent Of Original Upb [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Zero Percent To Fifteen Percent Of Adjustment To Yield [Member] Other Assets Tax Credit Investments [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Nine Months To Eighteen Months [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Ten Percent To Fifty Percent [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Twenty Five Percent To Thirty Percent Values Utilized [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Twenty Percent To Twenty Five Percent Values Utilized [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Appraisals From Comparable Properties [Member] Zero Percent To Ten Percent Of Appraisal [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012
Maximum [Member]
Appraisals From Comparable Properties [Member]
Zero Percent To Ten Percent Of Appraisal [Member]
Real Estate Acquired By Foreclosure [Member]
Fair Value Inputs Level3 [Member]
Dec. 31, 2012
Maximum [Member]
Appraisals From Comparable Properties [Member]
Zero Percent To Twenty Five Percent Of Appraisal [Member]
Other Assets Tax Credit Investments [Member]
Fair Value Inputs Level3 [Member]
Dec. 31, 2012 Maximum [Member] Other Collateral Valuations [Member] Twenty Percent To Fifty Percent Of Gross Value [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Other Collateral Valuations [Member] Zero Percent To Twenty Five Percent Of Reported Value [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Industry Comparables [Member] Forty Percent To Fifty Percent Discount [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Six Percent To Ten Percent Values Utilized [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Two Percent To Four Percent Values Utilized [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Fifteen Percent To Twenty Five Percent Values Utilized [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Fifty Percent To Sixty Percent Of Original Upb [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Zero Percent To Fifteen Percent Of Adjustment To Yield [Member] Other Assets Tax Credit Investments [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Nine Months To Eighteen Months [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Ten Percent To Fifty Percent [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Twenty Five Percent To Thirty Percent Values Utilized [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Twenty Percent To Twenty Five Percent Values Utilized [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Appraisals From Comparable Properties [Member] Zero Percent To Ten Percent Of Appraisal [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012
Minimum [Member]
Appraisals From Comparable Properties [Member]
Zero Percent To Ten Percent Of Appraisal [Member]
Real Estate Acquired By Foreclosure [Member]
Fair Value Inputs Level3 [Member]
Dec. 31, 2012
Minimum [Member]
Appraisals From Comparable Properties [Member]
Zero Percent To Twenty Five Percent Of Appraisal [Member]
Other Assets Tax Credit Investments [Member]
Fair Value Inputs Level3 [Member]
																																																																		Dec. 31, 2012 Minimum [Member] Other Collateral Valuations [Member] Twenty Percent To Fifty Percent Of Gross Value [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Other Collateral Valuations [Member] Zero Percent To Twenty Five Percent Of Reported Value [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Industry Comparables [Member] Forty Percent To Fifty Percent Discount [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Trading securities							$ 1,244,733,000	$ 962,112,000	$ 17,987,000						$ 5,000	$ 5,000
Total MSR recognized by FHN	114,311,000		144,069,000		207,319,000				114,311,000		144,069,000
Other short-term borrowings	11,156,000		14,833,000						11,156,000		14,833,000
Other Liabilities, Fair Value Disclosure	202,269,000		253,268,000						2,175,000		11,820,000
Loans, net of unearned income									117,064,000
Loans held-for-sale - mortgage									233,148,000
Real estate acquired by foreclosure, nonrecurring measurements	41,767,000	[1]	68,884,000	[1]	110,536,000	[1]			41,767,000	[1]	68,884,000	[1]	110,536,000	[1]
Available-for-sale Securities, Fair Value Disclosure	2,864,375,000		2,868,282,000						9,553,000		19,441,000						4,300,000
Other assets	314,949,000		389,097,000						0		0							76,501,000
Valuation Techniques																					Discounted cash flow	Discounted cash flow	Discounted cash flow			Discounted cash flow			Discounted cash flow	Discounted cash flow	Discounted cash flow	Appraisals from comparable properties	Appraisals from comparable properties	Appraisals from comparable properties	Other collateral valuations	Industry comparables
Prepayment Speed																																						10.00%																6.00%
Loss severity trends																																									60.00%																50.00%
Delinquency adjustment factor																																								25.00%																15.00%
Credit spreads																																							4.00%																2.00%
Visa covered litigation resolution amount																																					$ 5,000,000,000																$ 4,400,000,000
Probability of resolution scenarios																																												50.00%																10.00%
Time until resolution																																											1 year 6 months																9 months
Adjustment for value changes since appraisal																																															10.00%	10.00%															0.00%	0.00%
Borrowing base certificates																																																		50.00%																20.00%
Financial statements/auction values																																																			25.00%																0.00%
Adjustments to current sales yields for specific properties																																										15.00%																0.00%
Marketability adjustments for specific properties																																																	25.00%																0.00%
Fair Value Measurements Significant Assumptions																			(a)	[2]				(a)	[2]		(b)	[3]
Discount rate																																													30.00%																25.00%
Adjustment for minority interest and small business status																																																				50.00%																40.00%
Earnings capitalization rate																																														25.00%																20.00%

[1]	Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
[2]	The unobservable inputs for Principal-only and Interest-only trading securities and MSR are discussed in Note 23 – Loan Sales and Securitizations.
[3]	The inputs and associated ranges for Other short-term borrowings mirror those of the related MSR.

Fair Value Of Assets And Liabilities (Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held-For-Sale And Aggregate Unpaid Principal Amount) (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	$ 223,443	$ 221,389
Aggregate Unpaid Principal [Member] | Loans Held For Sale Reported At Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	343,450	307,990
Nonaccrual loans	110,386	93,997
Loans 90 days or more past due and still accruing	20,839	24,755
Fair Value Carrying Amount Less Aggregate Unpaid Principal [Member] | Loans Held For Sale Reported At Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	(120,007)	(86,601)
Nonaccrual loans	(59,183)	(51,526)
Loans 90 days or more past due and still accruing	(11,728)	(13,269)
Carrying Reported Amount Fair Value Disclosure [Member] | Loans Held For Sale Reported At Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	223,443	221,389
Nonaccrual loans	51,203	42,471
Loans 90 days or more past due and still accruing	$ 9,111	$ 11,486

Fair Value Of Assets And Liabilities (Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Banking Noninterest Income [Member] | Loans Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value included in net income	$ (2,618)	$ (368)	$ (17,991)
Mortgage Banking Noninterest Income [Member] | Other Short Term Borrowings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value included in net income	3,677	12,476	(12,353)
Capital Market Noninterest Income [Member] | Trading Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value included in net income	$ 0	$ 0	$ 11,752

Fair Value Of Assets And Liabilities (Summary Of Book Value And Estimated Fair Value Of Financial Instruments) (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	$ 16,431,619,000		$ 16,012,776,000
Trading securities	1,262,720,000		988,217,000
Loans held-for-sale	401,937,000		413,897,000
Securities available for sale	3,061,808,000	[1]	3,066,272,000	[2]
Total other assets	314,949,000		389,097,000
Cash and due from banks	469,879,000		384,667,000
Capital markets receivables	303,893,000		164,987,000
Total assets	25,520,140,000		24,789,384,000
Total deposits	16,629,709,000		16,213,009,000
Trading liabilities	564,429,000		347,285,000
Other Short-term Borrowings	441,201,000		172,550,000
Term borrowings	2,226,482,000		2,481,660,000
Capital markets payables	296,450,000		164,708,000
Total liabilities	23,010,934,000		22,104,747,000
Mortgage loan pools held for trading at cost					621,600,000
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	16,431,619,000		16,012,776,000
Short-term financial assets			896,444,000
Total interest-bearing cash	353,373,000
Total federal funds sold & securities purchased under agreements to resell	636,383,000
Total short-term financial assets	989,756,000
Trading securities	1,262,720,000	[3]	988,217,000
Loans held-for-sale	401,937,000	[3]	431,897,000
Securities available for sale	3,061,808,000	[3],[4]	3,066,272,000
Derivative assets	292,472,000	[3]	366,301,000
Other assets			114,039,000
Tax credit investments	76,501,000
Deferred compensation assets	22,477,000
Total other assets	98,978,000
Nonearning assets			628,440,000
Cash and due from banks	469,879,000
Capital markets receivables	303,893,000
Accrued interest receivable	72,779,000
Total nonearning assets	846,551,000
Total assets	23,385,841,000
Defined maturity	1,523,428,000		1,781,893,000
Undefined maturity	15,106,281,000		14,431,116,000
Total deposits	16,629,709,000		16,213,009,000
Trading liabilities	564,429,000	[3]	347,285,000
Short-term financial liabilities			2,059,602,000
Total federal funds purchased & securities sold under agreements to repurchase	1,906,461,000
Other Short-term Borrowings	441,201,000
Total short-term financial liabilities	2,347,662,000
Term borrowings			2,481,660,000
Real estate investment trust-preferred	45,760,000
Term borrowings - new market tax credit investment	18,000,000
Borrowings secured by residential real estate	390,182,000
Other long term borrowings	1,772,540,000
Total term borrowings	2,226,482,000
Derivative liabilities	202,269,000	[3]	253,268,000
Other noninterest-bearing liabilities			195,208,000
Capital markets payables	296,450,000
Accrued interest payable	28,114,000
Total other noninterest-bearing liabilities	324,564,000
Total liabilities	22,295,115,000
Carrying Reported Amount Fair Value Disclosure [Member] | Commercial Financial And Industrial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	8,700,765,000
Carrying Reported Amount Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Income C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	1,094,020,000
Carrying Reported Amount Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Residential C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	54,218,000
Carrying Reported Amount Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	5,559,754,000	[5]
Carrying Reported Amount Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	740,655,000	[5]
Carrying Reported Amount Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	282,207,000
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	15,555,040,000		15,210,592,000
Short-term financial assets			896,444,000
Total interest-bearing cash	353,373,000
Total federal funds sold & securities purchased under agreements to resell	636,383,000
Total short-term financial assets	989,756,000
Trading securities	1,262,720,000	[3]	988,217,000
Loans held-for-sale	401,937,000	[3]	431,897,000
Securities available for sale	3,061,808,000	[3],[4]	3,066,272,000
Derivative assets	292,472,000	[3]	366,301,000
Other assets			114,039,000
Tax credit investments	76,501,000
Deferred compensation assets	22,477,000
Total other assets	98,978,000
Nonearning assets			628,440,000
Cash and due from banks	469,879,000
Capital markets receivables	303,893,000
Accrued interest receivable	72,779,000
Total nonearning assets	846,551,000
Total assets	22,509,262,000
Defined maturity	1,556,020,000		1,821,457,000
Undefined maturity	15,106,281,000		14,431,116,000
Total deposits	16,662,301,000		16,252,573,000
Trading liabilities	564,429,000	[3]	347,285,000
Short-term financial liabilities			2,059,602,000
Total federal funds purchased & securities sold under agreements to repurchase	1,906,461,000
Other Short-term Borrowings	441,201,000
Total short-term financial liabilities	2,347,662,000
Term borrowings			2,182,061,000
Real estate investment trust-preferred	42,300,000
Term borrowings - new market tax credit investment	18,835,000
Borrowings secured by residential real estate	231,041,000
Other long term borrowings	1,729,527,000
Total term borrowings	2,021,703,000
Derivative liabilities	202,269,000	[3]	253,268,000
Other noninterest-bearing liabilities			195,208,000
Capital markets payables	296,450,000
Accrued interest payable	28,114,000
Total other noninterest-bearing liabilities	324,564,000
Total liabilities	22,122,928,000
Loan commitments	1,765,000		1,358,000
Standby and other commitments	4,933,000		5,954,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	8,546,446,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Income C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	1,059,979,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Residential C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	54,208,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	4,993,192,000	[5]
Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	617,385,000	[5]
Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	283,830,000
Contractual Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan commitments	7,993,218,000		7,435,227,000
Standby and other commitments	367,785,000		359,619,000
Fair Value Inputs Level1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	24,327,000		62,529,000
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Total interest-bearing cash	353,373,000
Total federal funds sold & securities purchased under agreements to resell	0
Total short-term financial assets	353,373,000
Trading securities	0	[3]
Loans held-for-sale	0	[3]
Securities available for sale	15,277,000	[3]
Derivative assets	1,850,000	[3]
Tax credit investments	0
Deferred compensation assets	22,477,000
Total other assets	22,477,000
Cash and due from banks	469,879,000
Capital markets receivables	0
Accrued interest receivable	0
Total nonearning assets	469,879,000
Total assets	862,856,000
Defined maturity	0
Undefined maturity	0
Total deposits	0
Trading liabilities	0	[3]
Total federal funds purchased & securities sold under agreements to repurchase	0
Other Short-term Borrowings	0
Total short-term financial liabilities	0
Real estate investment trust-preferred	0
Term borrowings - new market tax credit investment	0
Borrowings secured by residential real estate	0
Other long term borrowings	0
Total term borrowings	0
Derivative liabilities	2,546,000	[3]
Capital markets payables	0
Accrued interest payable	0
Total other noninterest-bearing liabilities	0
Total liabilities	2,546,000
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Income C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Residential C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0	[5]
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0	[5]
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Fair Value Inputs Level2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	290,622,000		326,568,000
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Total interest-bearing cash	0
Total federal funds sold & securities purchased under agreements to resell	636,383,000
Total short-term financial assets	636,383,000
Trading securities	1,244,728,000	[3]
Loans held-for-sale	26,251,000	[3]
Securities available for sale	2,839,545,000	[3]
Derivative assets	290,622,000	[3]
Tax credit investments	0
Deferred compensation assets	0
Total other assets	0
Cash and due from banks	0
Capital markets receivables	303,893,000
Accrued interest receivable	72,779,000
Total nonearning assets	376,672,000
Total assets	5,414,201,000
Defined maturity	1,556,020,000
Undefined maturity	15,106,281,000
Total deposits	16,662,301,000
Trading liabilities	564,429,000	[3]
Total federal funds purchased & securities sold under agreements to repurchase	1,906,461,000
Other Short-term Borrowings	430,045,000
Total short-term financial liabilities	2,336,506,000
Real estate investment trust-preferred	0
Term borrowings - new market tax credit investment	0
Borrowings secured by residential real estate	0
Other long term borrowings	1,729,527,000
Total term borrowings	1,729,527,000
Derivative liabilities	197,548,000	[3]
Capital markets payables	296,450,000
Accrued interest payable	28,114,000
Total other noninterest-bearing liabilities	324,564,000
Total liabilities	21,814,875,000
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Income C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Residential C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0	[5]
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0	[5]
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	0
Fair Value Inputs Level3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	0		0
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	15,555,040,000
Total interest-bearing cash	0
Total federal funds sold & securities purchased under agreements to resell	0
Total short-term financial assets	0
Trading securities	17,992,000	[3]
Loans held-for-sale	375,686,000	[3]
Securities available for sale	206,986,000	[3],[4]
Derivative assets	0	[3]
Tax credit investments	76,501,000
Deferred compensation assets	0
Total other assets	76,501,000
Cash and due from banks	0
Capital markets receivables	0
Accrued interest receivable	0
Total nonearning assets	0
Total assets	16,232,205,000
Defined maturity	0
Undefined maturity	0
Total deposits	0
Trading liabilities	0	[3]
Total federal funds purchased & securities sold under agreements to repurchase	0
Other Short-term Borrowings	11,156,000
Total short-term financial liabilities	11,156,000
Real estate investment trust-preferred	42,300,000
Term borrowings - new market tax credit investment	18,835,000
Borrowings secured by residential real estate	231,041,000
Other long term borrowings	0
Total term borrowings	292,176,000
Derivative liabilities	2,175,000	[3]
Capital markets payables	0
Accrued interest payable	0
Total other noninterest-bearing liabilities	0
Total liabilities	305,507,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	8,546,446,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Income C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	1,059,979,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member] | Residential C R E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	54,208,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	4,993,192,000	[5]
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	617,385,000	[5]
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses, by portfolio segment	283,830,000
FHLB-Cincinnati Stock [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investments	125,500,000
FRB Stock [Member] | Fair Value Inputs Level3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investments	$ 66,000,000

[1]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.6 billion was pledged as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.8 billion was pledged as collateral for securities sold under repurchase agreements.
[3]	Classes are detailed in the recurring and nonrecurring measurement tables.
[4]	Level 3 includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.0 million.
[5]	Includes restricted real estate loans and secured borrowings.

Loan Sales And Securitizations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loan Sales And Securitizations [Abstract]
Single-family residential mortgage loans transferred		$ 221.6	$ 260.5	$ 830.7
Net pre-tax gains on sale of residential mortgage loan		4.4	6	16.9
Percentage of single-family mortgage loans received as fees		0.29%	0.29%
Percentage of outstanding balance generating for annual servicing inclusive excess interests		0.34%	0.34%
Percentage of HELOC and home equity loans received as fees		0.50%	0.50%
Percentage variation in assumptions that can not necessarily be extrapolated		10.00%
non performing permanent mortgages transferred	187.7
Unpaid Principal Balance After Partial ChargeOffs And Locom	126
Net Pre Tax Losses Related To Loan Sale	$ 29.8

Loan Sales And Securitizations (Schedule Of Sensitivity Of Fair Value Of Retained Or Purchased MSR Immediate 10 Percent And 20 Percent Adverse Changes In Assumptions) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 First Liens [Member]		Dec. 31, 2011 First Liens [Member]		Dec. 31, 2012 Second Liens [Member]		Dec. 31, 2011 Second Liens [Member]		Dec. 31, 2012 Home Equity [Member]		Dec. 31, 2011 Home Equity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	$ 114,311,000	$ 144,069,000	$ 207,319,000	$ 111,314,000		$ 140,724,000		$ 196,000		$ 231,000		$ 2,801,000		$ 3,114,000
Weighted average life (in years)				4 years 0 months		3 years 8 months		3 years 0 months		2 years 11 months		3 years 0 months		2 years 10 months
Annual prepayment rate				21.00%		22.50%		27.10%		26.00%		27.90%		28.00%
Annual prepayment rate, Impact on fair value of 10% adverse change				(5,736,000)		(7,667,000)		(12,000)		(15,000)		(158,000)		(202,000)
Annual prepayment rate, Impact on fair value of 20% adverse change				(10,956,000)		(14,612,000)		(24,000)		(28,000)		(304,000)		(387,000)
Annual discount rate on servicing cash flows				11.80%		11.80%		14.00%		14.00%		18.00%		18.00%
Annual discount rate on servicing cash flows, Impact on fair value of 10% adverse change				(3,079,000)		(3,728,000)		(5,000)		(6,000)		(87,000)		(96,000)
Annual discount rate on servicing cash flows, Impact on fair value of 20% adverse change				(5,976,000)		(7,241,000)		(10,000)		(12,000)		(169,000)		(187,000)
Annual cost to service (per loan)				118	[1]	119	[1]	50	[1]	50	[1]	50	[1]	50	[1]
Annual cost to service (per loan), Impact on fair value of 10% adverse change				(2,711,000)		(3,333,000)		(5,000)		(5,000)		(43,000)		(50,000)
Annual cost to service (per loan), Impact on fair value of 20% adverse change				(5,404,000)		(6,643,000)		(9,000)		(10,000)		(86,000)		(100,000)
Annual earnings on escrow				1.40%		1.40%		0.00%		0.00%		0.00%		0.00%
Annual earnings on escrow, Impact on fair value of 10% adverse change				(640,000)		(1,194,000)		0		0		0		0
Annual earnings on escrow, Impact on fair value of 20% adverse change				$ (1,281,000)		$ (2,388,000)		$ 0		$ 0		$ 0		$ 0

[1]	Amounts represent market participant based assumptions.

Loan Sales And Securitizations (Schedule Of Sensitivity Of Fair Value Of Other Retained Interests To Immediate 10 Percent And 20 Percent Adverse Changes Assumptions) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	$ 1,262,720	$ 988,217
Interest Only Strip [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	12,507	17,852
Weighted average life (in years)	3 years 11 months	3 years 8 months
Annual prepayment rate	19.10%	20.20%
Annual prepayment rate, Impact on fair value of 10% adverse change	(554)	(831)
Annual prepayment rate, Impact on fair value of 20% adverse change	(1,065)	(1,598)
Annual discount rate on residual cash flows	13.30%	13.30%
Annual discount rate on servicing cash flows, Impact on fair value of 10% adverse change	(454)	(667)
Annual discount rate on servicing cash flows, Impact on fair value of 20% adverse change	(872)	(1,281)
Principal Only Strip [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	5,480	8,052
Weighted average life (in years)	2 years 4 months	3 years 6 months
Annual prepayment rate	43.50%	30.20%
Annual prepayment rate, Impact on fair value of 10% adverse change	(283)	(297)
Annual prepayment rate, Impact on fair value of 20% adverse change	(596)	(563)
Annual discount rate on residual cash flows		20.50%
Annual discount rate on servicing cash flows, Impact on fair value of 10% adverse change	(234)	(429)
Annual discount rate on servicing cash flows, Impact on fair value of 20% adverse change	$ (448)	$ (849)

Loan Sales And Securitizations (Schedule Of Cash Flows Related To Loan Sales And Securitizations) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Proceeds from initial sales		$ 226,013,000		$ 409,003,000	[1]	$ 837,905,000
Servicing fees retained		60,919,000	[2]	72,558,000	[2]	95,902,000	[2]
Purchases of GNMA guaranteed mortgages		101,520,000		66,591,000		76,678,000
Purchases of previously transferred financial assets		418,773,000	[3],[4]	267,091,000	[3],[4]	458,337,000	[3],[4]
Other cash flows received on retained interests		8,736,000		7,894,000		10,783,000
Proceeds related to bulk sales of non performing permanent mortgages	89,200,000
Fhn [Member]
Purchases of previously transferred financial assets		$ 99,300,000		$ 32,700,000		$ 174,500,000

[1]	2011 includes $89.2 million of proceeds related to a bulk sale of nonperforming permanent mortgages in third quarter 2011.
[2]	Includes servicing fees on MSR associated with loan sales and purchased MSR.
[3]	Includes repurchases of delinquent and performing loans, foreclosed assets, and make-whole payments for economic losses incurred by purchaser. Also includes buyouts from GSEs in order to facilitate foreclosures.
[4]	2012, 2011 and 2010 includes $99.3 million, $32.7 million and $174.5 million, respectively of cash paid related to clean-up calls exercised by FHN.

Loan Sales and Securitizations (Schedule of Principal Amount of Delinquent Loans, and Net Credit Losses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Principal amount of loans securitized and sold	$ 5,800,000,000		$ 8,000,000,000
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Principal Amount of Residential Real Estate Loans	15,094,508,000	[1],[2],[3]	18,128,275,000	[1],[2],[3]
Net Credit Losses	440,234,000	[2]	536,418,000	[2]
Principal Amount90 Days Or More Past Due Or Nonaccrual [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Principal Amount of Residential Real Estate Loans	700,000,000		800,000,000
Principal Amount90 Days Or More Past Due Or Nonaccrual [Member] | Government National Mortgage Association Certificates And Obligations G N M A [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Principal Amount of Residential Real Estate Loans	$ 36,600,000		$ 42,200,000

[1]	On December 31, 2012 and 2011, includes $.7 billion and $.8 billion, respectively, where the principal amount is 90 days or more past due or nonaccrual. Included in these amounts are $36.6 million and $42.2 million of GNMA guaranteed mortgages on December 31, 2012 and 2011, respectively.
[2]	No delinquency or net credit loss data is provided for the loans transferred to FNMA or FHLMC because these agencies retain credit risk. See Note 18 - Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs or private investors.
[3]	Amounts represent real estate residential loans in FHN’s portfolio, held-for-sale, and loans that have been transferred in proprietary securitizations and whole loan sales in which FHN has a retained interest other than servicing rights. Also includes $5.8 billion and $8.0 billion of loans transferred to GSEs with any type of retained interest on December 31, 2012 and 2011, respectively.

Variable Interest Entities (Narrative) (Details)	Dec. 31, 2012 number	Mar. 31, 2012 number
Variable Interest Entities [Abstract]
Number of proprietary consumer loan securitizations where status as master servicer has been relinquished		2
Number of previously consolidated on-balance sheet consumer loan securitizations for which cleanup calls have been completed	4
Number Of Securitization Trusts That Have Entered Rapid Amortization Period	2

Variable Interest Entities (Summary Of VIE Consolidated By FHN) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Assets:
Cash and due from banks	$ 469,879		$ 384,667
Loans, net of unearned income	16,708,582	[1],[2]	16,397,127	[1],[2]	16,782,572	[1],[2]
Allowance for loan losses	276,963	[1],[2]	384,351	[1],[2]	664,799	[1],[2]	896,914
Total net loans	16,431,619		16,012,776
Other assets	1,963,312		2,151,656
Total assets	25,520,140		24,789,384
Liabilities:
Noninterest-bearing deposits	4,602,472		4,613,014
Term borrowings	2,226,482		2,481,660
Other liabilities	946,202		838,483
Total liabilities	23,010,934		22,104,747
Parent Company [Member]
Assets:
Allowance for loan losses	(1,850)		(3,700)
Other assets	217,934		208,613
Total assets	3,506,295		3,682,990
Liabilities:
Term borrowings	841,234		848,654
Total liabilities	997,089		998,353
Variable Interest Entity Consolidated Carrying Amount Assets [Member] | On Balance Sheet Consumer Loan Securitizations [Member]
Assets:
Cash and due from banks	0		4,914
Loans, net of unearned income	119,796		640,778
Allowance for loan losses	4,272		31,826
Total net loans	115,524		608,952
Other assets	1,869		13,418
Total assets	117,393		627,284
Variable Interest Entity Consolidated Carrying Amount Assets [Member] | Rabbi Trusts Used For Deferred Compensation Plans [Member]
Assets:
Other assets	60,788		58,690
Total assets	60,788		58,690
Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] | On Balance Sheet Consumer Loan Securitizations [Member]
Liabilities:
Term borrowings	108,502		620,127
Other liabilities	24		92
Total liabilities	108,526		620,219
Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] | Rabbi Trusts Used For Deferred Compensation Plans [Member]
Liabilities:
Other liabilities	49,758		50,508
Total liabilities	$ 49,758		$ 50,508

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.

Variable Interest Entities (Summary Of VIE Not Consolidated By FHN) (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Variable Interest Entity [Line Items]
Loans, net of unearned income	$ 16,708,582,000	[1],[2]	$ 16,397,127,000	[1],[2]	$ 16,782,572,000	[1],[2]
Term borrowings	2,226,482,000		2,481,660,000
Trading securities	1,262,720,000		988,217,000
Total MSR recognized by FHN	114,311,000		144,069,000		207,319,000
Custodial balances	4,602,472,000		4,613,014,000
Securities available for sale, Fair Value	3,061,808,000	[3]	3,066,272,000	[4]
Parent Company [Member]
Variable Interest Entity [Line Items]
Term borrowings	841,234,000		848,654,000
Securities available for sale, Fair Value	6,346,000		6,726,000
Low Income Housing Partnerships [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	53,286,000	[5],[6]	70,923,000	[5],[7]
Maximum loss exposure, contractual funding commitments	500,000		600,000
Liability Recognized	0	[5],[6]	0	[5],[7]
Low Income Housing Partnerships [Member] | Other Assets Related To Vie [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments	52,800,000		70,300,000
New Market Tax Credit Llcs [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	23,734,000	[5],[8]	20,932,000	[5],[9]
Liability Recognized	0	[5],[8]	0	[5],[9]
New Market Tax Credit Llcs [Member] | Current Investment Funded By Borrowings [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments	18,000,000		15,300,000
Small Issuer Trust Preferred Holdings [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	445,900,000	[10]	447,156,000	[10]
Liability Recognized	0	[10]	0	[10]
On Balance Sheet Trust Preferred Securitization [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	58,428,000	[11]	61,956,000	[12]
Liability Recognized	55,746,000	[11]	52,218,000	[12]
Loans, net of unearned income	112,500,000		112,500,000
Term borrowings	55,700,000		52,200,000
Trading securities	1,700,000		1,700,000
Proprietary Trust Preferred Issuances [Member]
Variable Interest Entity [Line Items]
Liability Recognized	206,186,000	[13]	206,186,000	[13]
Proprietary Agency Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	421,534,000	[14]	497,794,000	[15]
Liability Recognized	0	[14]	0	[15]
Proprietary Agency Residential Mortgage Securitizations [Member] | Other Assets Related To Vie [Member]
Variable Interest Entity [Line Items]
Aggregate servicing advances	303,300,000		345,900,000
On Balance Sheet Consumer Loan Securitizations [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	14,119,000	[16]
Liability Recognized	281,680,000	[16]
Loans, net of unearned income	295,800,000
Term borrowings	281,700,000
Holdings Of Agency Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	3,356,061,000	[10],[17]	3,211,442,000	[10],[18]
Liability Recognized	0	[10],[17]	0	[10],[18]
Trading securities	570,300,000		443,300,000
Securities available for sale, Fair Value	2,800,000,000		2,800,000,000
Short Positions In Agency Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Liability Recognized	43,000	[13]	736,000	[13]
Commercial Loan Troubled Debt Restructurings [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	78,408,000	[19],[20]	91,600,000	[19],[21]
Maximum loss exposure, contractual funding commitments	2,100,000		1,700,000
Liability Recognized	0	[19],[20]	0	[19],[21]
Loans, net of unearned income	76,300,000		89,900,000
Managed Discretionary Trusts [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	0	[13]		[13]
Liability Recognized	0	[13]		[13]
Proprietary Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Trading securities	8,300,000		11,800,000
Total MSR recognized by FHN	69,400,000		79,400,000
Agency Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Trading securities	9,700,000		14,300,000
Total MSR recognized by FHN	$ 30,800,000		$ 46,300,000

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.6 billion was pledged as collateral for securities sold under repurchase agreements.
[4]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.8 billion was pledged as collateral for securities sold under repurchase agreements.
[5]	A liability is not recognized as investments are written down over the life of the related tax credit.
[6]	Maximum loss exposure represents $52.8 million of current investments and $.5 million of contractual funding commitments. Only the current investment amount is included in Other assets.
[7]	Maximum loss exposure represents $70.3 million of current investments and $.6 million of contractual funding commitments. Only the current investment amount is included in Other Assets.
[8]	Maximum loss exposure represents current investment balance. Of the initial investment, $18.0 million was funded through loans from community development enterprises.
[9]	Maximum loss exposure represents current investment balance. Of the initial investment $15.3 million was funded through loans from community development enterprises.
[10]	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts’ securities.
[11]	Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $55.7 million classified as Term borrowings.
[12]	Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $52.2 million classified as Term borrowings.
[13]	No exposure to loss due to the nature of FHN’s involvement.
[14]	Includes $69.4 million and $30.8 million classified as MSR and $8.3 million and $9.7 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $303.3 million are classified as Other assets.
[15]	Includes $79.4 million and $46.3 million classified as MSR and $11.8 million and $14.3 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $345.9 million are classified as Other assets.
[16]	Includes $295.8 million classified as Loans, net of unearned income which are offset by $281.7 million classified as Term borrowings.
[17]	Includes $570.3 million classified as Trading securities and $2.8 billion classified as Securities available for sale.
[18]	Includes $443.3 million classified as Trading securities and $2.8 billion classified as Securities available for sale.
[19]	A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers’ operations.
[20]	Maximum loss exposure represents $76.3 million of current receivables and $2.1 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
[21]	Maximum loss exposure represents $89.9 million of current receivables and $1.7 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.

Derivatives (Narrative) (Details) (USD $)	12 Months Ended														12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Visa Class B Shares [Member]	Dec. 31, 2011 Visa Class B Shares [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2012 Derivative Instruments With Accelerated Termination Provisions [Member]	Dec. 31, 2011 Derivative Instruments With Accelerated Termination Provisions [Member]	Dec. 31, 2012 Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member]	Dec. 31, 2011 Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member]	Dec. 31, 2012 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Oct. 31, 2012 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Apr. 30, 2012 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Dec. 31, 2011 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Dec. 31, 2012 Hedge Of Held To Maturity Trust Preferred Loans [Member] Parent Company [Member]	Dec. 31, 2011 Hedge Of Held To Maturity Trust Preferred Loans [Member] Parent Company [Member]	Dec. 31, 2012 Additional Derivative Agreements [Member] Derivative Instruments With Adjustable Collateral Posting Thresholds [Member]	Dec. 31, 2011 Additional Derivative Agreements [Member] Derivative Instruments With Adjustable Collateral Posting Thresholds [Member]	Dec. 31, 2012 Fixed Interest Rate Swaps To Hedge [Member] Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Shortcut Method [Member] Parent Company [Member]	Dec. 31, 2011 Fixed Interest Rate Swaps To Hedge [Member] Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Shortcut Method [Member] Parent Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Collateral cash receivables	$ 182,600,000	$ 192,600,000
Collateral received							260,800,000	270,300,000									260,800,000	270,300,000
Collateral cash payables	128,300,000	149,100,000
Securities posted collateral							43,900,000	36,800,000									173,400,000	179,800,000
Net fair value of derivative assets with adjustable posting thresholds							221,100,000	244,600,000									221,200,000	245,000,000
Net fair value of derivative liabilities with adjustable posting thresholds							38,400,000	39,600,000									172,300,000	187,700,000
Total trading revenues	308,000,000	329,700,000
Certain term borrowings total									500,000,000										904,000,000	904,000,000
Net fair value of interest rate derivatives hedging									26,900,000	25,700,000				2,100,000					71,000,000	99,200,000
Noncallable senior debt maturing date	December 2015
Net fair value of interest rate derivatives hedging subordinated debt											2,700,000				2,000,000	8,800,000
Other Long-term Debt	2,226,482,000	2,481,660,000			841,234,000	848,654,000					200,000,000	200,000,000	200,000,000	200,000,000
Hedged held-to-maturity trust preferred loans principal balance					56,800,000	196,300,000
Fixed rate term before conversion to floating rate															5 years
Derivative liabilities related to sale			2,200,000	11,800,000
Hedged amount of foreign currency denominated loans	$ 600,000	$ 800,000

Derivatives (Derivatives associated with legacy Mortgage Servicing Activities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Forwards And Futures [Member] Retained Interest [Member] Hedging Instruments [Member]	Dec. 31, 2011 Forwards And Futures [Member] Retained Interest [Member] Hedging Instruments [Member]	Dec. 31, 2012 Interest Rate Swaps And Swaptions [Member] Retained Interest [Member] Hedging Instruments [Member]	Dec. 31, 2011 Interest Rate Swaps And Swaptions [Member] Retained Interest [Member] Hedging Instruments [Member]	Dec. 31, 2012 Mortgage Servicing Rights [Member] Retained Interest [Member] Hedged Items [Member]	Dec. 31, 2011 Mortgage Servicing Rights [Member] Retained Interest [Member] Hedged Items [Member]	Dec. 31, 2012 Other Retained Interests [Member] Retained Interest [Member] Hedged Items [Member]	Dec. 31, 2011 Other Retained Interests [Member] Retained Interest [Member] Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional						$ 1,712,600	$ 1,781,000
Notional, Forwards and Futures				55,000	3,295,000
Assets						7,371	6,886
Assets, Forwards and Futures				0	32,709
Liabilities						6,350	30,582
Liabilities, Forwards and Futures				26	614
Gains/(Losses)						5,886	29,861
Gains/(Losses), Forwards and Futures				9,993	35,851
Total MSR recognized by FHN	114,311	144,069	207,319					111,363	140,619
Fair value of retained interests	1,262,720	988,217								17,987	26,106
Gains/(Losses)								$ (12)	$ (27,474)	$ 1,614	$ 2,568

Derivatives (Derivatives Associated with Capital Markets Trading Activities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Customer Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	$ 1,447,895	$ 1,484,514
Assets	128,832	119,313
Liabilities	949	3,275
Offsetting Upstream Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,447,895	1,484,514
Assets	949	3,275
Liabilities	128,832	119,314
Forwards And Futures Purchased [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional, Forwards and Futures	1,578,656	2,270,093
Assets, Forwards and Futures	323	584
Liabilities, Forwards and Futures	1,920	5,458
Forwards And Futures Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional, Forwards and Futures	2,023,687	2,587,568
Assets, Forwards and Futures	1,527	6,440
Liabilities, Forwards and Futures	$ 600	$ 1,171

Derivatives (Derivatives Associated With Interest Rate Risk Management Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings	$ 2,226,482		$ 2,481,660
Customer Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,447,895		1,484,514
Assets	128,832		119,313
Liabilities	949		3,275
Customer Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	981,264	[1]	1,038,500	[1]
Assets	55,216	[1]	69,650	[1]
Liabilities	292	[1]	474	[1]
Gains/(Losses)	(14,252)	[1]	(3,333)	[1]
Offsetting Upstream Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,447,895		1,484,514
Assets	949		3,275
Liabilities	128,832		119,314
Offsetting Upstream Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	981,264	[1]	1,038,500	[1]
Assets	292	[1]	474	[1]
Liabilities	56,416	[1]	71,750	[1]
Gains/(Losses)	15,152	[1]	3,078	[1]
Interest Rate Swap [Member] | Debt [Member] | Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,604,000	[2]	1,604,000	[2]
Assets	97,957	[2]	126,968	[2]
Liabilities	2,667	[2]	0	[2]
Gains/(Losses)	(31,565)	[2]	29,320	[2]
Long Term Debt [Member] | Debt [Member] | Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings	1,604,000	[2],[3]	1,604,000	[2],[3]
Gains/(Losses) related to term borrowings	$ 31,565	[2],[4]	$ (29,320)	[2],[4]

[1]	Gains/losses included in the Other expense section of the Consolidated Statements of Income.
[2]	Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.
[3]	Represents par value of term borrowings being hedged.
[4]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Derivatives (Schedule Of Derivative Activities Associated With Trust Preferred Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Hedging Instruments [Member] Loan Portfolio Hedging [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Hedging Instruments [Member] Loan Portfolio Hedging [Member] Interest Rate Swap [Member]	Dec. 31, 2012 Hedged Items [Member] Loan Portfolio Hedging [Member] Trust Preferred Loans [Member]		Dec. 31, 2011 Hedged Items [Member] Loan Portfolio Hedging [Member] Trust Preferred Loans [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional							$ 56,750	$ 196,250
Loans, net of unearned income	16,708,582	[1],[2]	16,397,127	[1],[2]	16,782,572	[1],[2]			56,750	[3],[4]	196,250	[3],[4]
Interest Rate Derivative Liabilities at Fair Value							2,042	8,809
Gains/(Losses)							6,766	8,389
Gains/(Losses)									$ (6,720)	[3],[5]	$ (8,361)	[3],[5]

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.
[4]	Represents principal balance being hedged.
[5]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Restructuring, Repositioning, And Efficiency (Narrative) (Details) (USD $)	12 Months Ended					69 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Net costs (income) recognized, related to restructuring, repositioning, and efficiency activities	$ 24,900,000	$ 26,900,000		$ 17,200,000
Exit costs	23,100,000	18,600,000		9,500,000
Goodwill, Impairment		10,100,000	[1],[2]	3,348,000	[1],[2]
Other asset impairment charges						40,504,000
Fhn [Member]
Restructuring Cost and Reserve [Line Items]
Severance and other employee costs	22,900,000	16,600,000		5,600,000
Other asset impairment charges	2,600,000	9,000,000		4,100,000
Fhi [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill, Impairment		10,100,000
Msaver [Member]
Restructuring Cost and Reserve [Line Items]
ProceedsFromDivestitureOfBusiness		9,400,000
FTN Equity Capital Markets [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill, Impairment				3,300,000
Lease abandonment expense				$ 2,300,000

[1]	See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.

Restructuring, Repositioning, And Efficiency (Schedule Of Restructuring And Repositioning Liability) (Details) (USD $) In Thousands, unless otherwise specified	69 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Expense [Member]	Dec. 31, 2011 Expense [Member]	Dec. 31, 2010 Expense [Member]	Dec. 31, 2012 Liability [Member]	Dec. 31, 2011 Liability [Member]	Dec. 31, 2010 Liability [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and repositioning reserve balance, Beginning balance		$ 0	$ 0		$ 12,026	$ 9,108	$ 15,903
Severance and other employee related costs		22,897	16,614	5,638
Severance and other employee cost reserve					22,897	16,614	5,638
Facility consolidation costs		46	1,909	2,348
Reserve for facility consolidation costs					46	1,909	2,348
Other exit costs, professional fees, and other	19,165	111	108	1,468
Other exit costs, professional fees, and other					111	108	1,468
Total accrued Expense		23,054	18,631	9,454
Total accrued Liability					35,080	27,739	25,357
Payments related to: Severance and other employee costs					12,138	11,464	8,440
Payments related to: Facility consolidation costs					1,884	2,457	3,939
Payments related to: Other exit costs, professional fees, and other					15	111	1,394
Accrual reversals					1,268	1,681	2,476
Restructuring and repositioning reserve balance, Ending balance		0	0	0	19,775	12,026	9,108
Other restructuring and repositioning expense:
Mortgage banking expense on servicing sales		2,635	0	1,532
(Gains)/losses on divestitures	282	(865)	(11,361)	0
Impairment of premises and equipment	22,397	22	478	4,086
Impairment of intangible assets	48,231	0	10,100	3,348
Impairment of other assets	40,504	12	0	267
Other	7,574	0	9,040	(1,466)
Total other restructuring and repositioning expense		1,804	8,257	7,767
Total restructuring and repositioning charges		$ 24,858	$ 26,888	$ 17,221

Restructuring, Repositioning, And Efficiency (Schedule Of Cumulative Costs Associated With Restructuring, Repositioning, And Efficiency Initiatives) (Details) (USD $)
In Thousands, unless otherwise specified	69 Months Ended
Dec. 31, 2012
Restructuring, Repositioning, And Efficiency [Abstract]
Severance and other employee related costs	$ 100,693
Facility consolidation costs	40,696
Other exit costs, professional fees, and other	19,165
Loan portfolio divestiture	7,672
Mortgage banking expense on servicing sales	23,810
Net loss on divestitures	282
Impairment of premises and equipment	22,397
Impairment of intangible assets	48,231
Impairment of other assets	40,504
Other	7,574
Total restructuring and repositioning charges incurred to date as of September 30, 2012	$ 311,024

Parent Company Financial Information (Schedule of Condensed Statements of Condition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Assets:
Interest-bearing cash	$ 353,373		$ 452,856
Securities available for sale	3,061,808	[1]	3,066,272	[2]
Allowance for loan losses	276,963	[3],[4]	384,351	[3],[4]	664,799	[3],[4]	896,914
Investments in subsidiaries:
Other assets	1,963,312		2,151,656
Total assets	25,520,140		24,789,384
Liabilities and equity:
Other short-term borrowings	441,201		172,550
Term borrowings	2,226,482		2,481,660
Total liabilities	23,010,934		22,104,747
Total equity	2,509,206		2,684,637		2,678,005		3,302,468
Total liabilities and equity	25,520,140		24,789,384
Parent Company [Member]
Assets:
Cash	20,421		16,816
Interest-bearing cash	80,000		165,000
Securities available for sale	6,346		6,726
Notes receivable	3,700		3,700
Allowance for loan losses	(1,850)		(3,700)
Investments in subsidiaries:
Bank	3,161,926		3,268,359
Non-bank	17,818		17,476
Other assets	217,934		208,613
Total assets	3,506,295		3,682,990
Liabilities and equity:
Other short-term borrowings	27,200		28,100
Accrued employee benefits and other liabilities	128,655		121,599
Term borrowings	841,234		848,654
Total liabilities	997,089		998,353
Total equity	2,509,206		2,684,637
Total liabilities and equity	$ 3,506,295		$ 3,682,990

[1]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.6 billion was pledged as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.8 billion was pledged as collateral for securities sold under repurchase agreements.
[3]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[4]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.

Parent Company Financial Information (Schedule of Condensed Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividend income:
Other income	$ 101,065	$ 108,408	$ 130,053
Total income	1,281,996	1,442,843	1,393,563
Provision/(provision credit) for loan losses	78,000	44,000	270,000
Interest expense:
Short-term debt	5,286	5,838	7,435
Term borrowings	39,334	38,508	32,163
Total interest expense	110,286	131,605	149,448
Compensation, employee benefits and other expense	640,857	610,225	672,007
Income/(loss)before income taxes	(101,705)	149,848	51,753
Income tax benefit	(85,262)	15,836	(21,182)
Equity in undsitributed net income/(loss) of subsidiaries:
Net income/(loss) attributable to controlling interest	(27,759)	131,196	50,201
Parent Company [Member]
Dividend income:
Bank	100,000	100,000	300,000
Non-bank	390	907	1,531
Total dividend income	100,390	100,907	301,531
Interest income	329	176	340
Other income	1,050	6,392	1,761
Total income	101,769	107,475	303,632
Provision/(provision credit) for loan losses	(1,850)	2,877	0
Interest expense:
Short-term debt	50	283	290
Term borrowings	24,365	22,626	11,713
Total interest expense	24,415	22,909	12,003
Compensation, employee benefits and other expense	40,286	36,053	33,476
Total expense	62,851	61,839	45,479
Income/(loss)before income taxes	38,918	45,636	258,153
Income tax benefit	(23,653)	(21,127)	(13,078)
Income/(loss) before equity in undistributed net income of subsidiaries	62,571	66,763	271,231
Equity in undsitributed net income/(loss) of subsidiaries:
Bank	(90,769)	64,113	(220,800)
Non-bank	439	320	(230)
Net income/(loss) attributable to controlling interest	$ (27,759)	$ 131,196	$ 50,201

Parent Company Financial Information (Schedule of Condensed Statement of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating activities:
Net income/(loss)	$ (27,759)		$ 131,196		$ 50,201
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	117,972		89,321		82,500
Stock-based compensation expense	16,201		14,173		11,987
Net (increase)/decrease in interest receivable and other assets	(188,423)		19,964		(1,258)
Net (decrease)/increase in interest payable and other liabilities	(223,446)		(291,444)		(166,797)
Total adjustments	387,847		(98,657)		706,471
Net cash provided/(used) by operating activities	371,552		43,973		768,074
Securities:
Sales and prepayments	47,536		495,095		528,767
Purchases	1,157,906		1,276,125		1,954,858
Premises and equipment:
Purchases	21,862		35,408		42,631
Decrease/(increase) in interest-bearing cash	99,483		64,883		21,561
Net cash provided/(used) by investing activities	(415,165)		166,989		622,227
Preferred Stock:
Cash dividends	0		0		47,780
Common stock:
Exercise of stock options	144		0		93
Proceeds from issuance of common stock	0		0		263,103
Cash dividends	10,066		7,944		0
Repurchase of shares	133,757	[1]	45,111	[1]	1,345
Term borrowings:
Proceeds from issuance of term borrowings	2,699		15,301		496,345
Repayment of term borrowings	234,209		695,936		288,260
Increase/(decrease) in short-term borrowings	288,060		(236,041)		(1,340,468)
Net cash provided/(used) by financing activities	321,620		(151,481)		(1,540,122)
Net increase/(decrease) in cash and cash equivalents	278,007		59,481		(149,821)
Total interest paid	111,033		138,925		155,943
Parent Company [Member]
Operating activities:
Net income/(loss)	(27,759)		131,196		50,201
Less undistributed net loss of subsidiaries	(90,330)		64,433		(221,030)
Income/(loss) before equity in undistributed net income of subsidiaries	62,571		66,763		271,231
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	(2,335)		4,396		4,201
Stock-based compensation expense	16,201		12,996		6,797
Net (increase)/decrease in interest receivable and other assets	(14,945)		(12,999)		26,439
Net (decrease)/increase in interest payable and other liabilities	1,599		(7,993)		155
Total adjustments	520		(3,600)		37,592
Net cash provided/(used) by operating activities	63,091		63,163		308,823
Securities:
Sales and prepayments	512		699		20
Purchases	(180)		(149)		(410)
Premises and equipment:
Purchases	(225)		0		0
Decrease/(increase) in interest-bearing cash	85,000		(52,104)		48,103
Return on investment in subsidiary	0		2,170		49
Net cash provided/(used) by investing activities	85,107		(49,384)		47,762
Preferred Stock:
Repayment of preferred equity - CPP	0		0		(866,540)
Cash dividends	0		0		(47,780)
Common stock:
Repurchase of common stock warrants- CPP	0		(79,700)		0
Exercise of stock options	144		0		93
Proceeds from issuance of common stock	0		0		263,103
Cash dividends	(10,066)		(7,944)		0
Repurchase of shares	(133,757)		(45,111)		(1,345)
Term borrowings:
Proceeds from issuance of term borrowings	0		0		496,345
Repayment of term borrowings	0		(103,093)		0
Increase/(decrease) in short-term borrowings	(900)		23,300		1,000
Repayment of advance from subsidiary	0		(3,700)		0
Other	(14)		(2)		(1)
Net cash provided/(used) by financing activities	(144,593)		(216,250)		(155,125)
Net increase/(decrease) in cash and cash equivalents	3,605		(202,471)		201,460
Cash and cash equivalents at beginning of year	16,816		219,287		17,827
Cash and cash equivalents at end of year	20,421		16,816		219,287
Total interest paid	23,858		26,517		10,966
Total income taxes paid	$ 10,671		$ 4,998		$ 1,713

[1]	2012 and 2011 include $131.0 million and $44.0 million respectively, repurchased under the share repurchase program launched in fourth quarter 2011.

Other Events (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended				12 Months Ended		1 Months Ended
	Jan. 23, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013 Series A Preferred Stock [Member]
Stock buyback program announced amount	$ 300
Cash dividends declared per share	$ 0.05	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.04	$ 0.04
Proceeds from preferred stock								96
Aggregate liquidation preference								100
Percentage of noncumulative preferred stock								6.20%
Share repurchase authority expiration date						Jan 1, 2014
Increase In Previous Stock Repurchase Program Authorized Amount	$ 100